                      SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549-1004

                                   Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]


Post-Effective Amendment No.        18      (File No. 333-61346)       [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]


Amendment No.                       19      (File No. 811-10383)


RiverSource Variable Portfolio - Managers Series, Inc.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)
    [ ] on (date) pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [X] on Oct. 30, 2006 pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Prospectus

                                                        RIVERSOURCE [LOGO](SM)
                                                              INVESTMENTS

  RIVERSOURCE(SM)
  VARIABLE PORTFOLIO FUNDS

------------------------------------------------------------------------------
  PROSPECTUS OCT. 30, 2006

  RiverSource(SM) Variable Portfolio - Balanced Fund                  RiverSource(SM) Variable Portfolio - Income Opportunities Fund
  RiverSource(SM) Variable Portfolio - Cash Management Fund           RiverSource(SM) Variable Portfolio - International Opportunity
                                                                        Fund
  RiverSource(SM) Variable Portfolio - Core Bond Fund                 RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
  RiverSource(SM) Variable Portfolio - Diversified Bond Fund          RiverSource(SM) Variable Portfolio - Large Cap Value Fund
  RiverSource(SM) Variable Portfolio - Diversified Equity Income      RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund
    Fund
  RiverSource(SM) Variable Portfolio - Emerging Markets Fund          RiverSource(SM) Variable Portfolio - Mid Cap Value Fund
  RiverSource(SM) Variable Portfolio - Fundamental Value Fund         RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
  RiverSource(SM) Variable Portfolio - Global Bond Fund               RiverSource(SM) Variable Portfolio - Select Value Fund
  RiverSource(SM) Variable Portfolio - Global Inflation Protected     RiverSource(SM) Variable Portfolio - Short Duration U.S.
    Securities Fund                                                     Government Fund
  RiverSource(SM) Variable Portfolio - Growth Fund                    RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
  RiverSource(SM) Variable Portfolio - High Yield Bond Fund           RiverSource(SM) Variable Portfolio - Small Cap Value Fund

------------------------------------------------------------------------------
  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

  This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

  THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

  -----------------------------------------------------
  NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE
  -----------------------------------------------------

TABLE OF CONTENTS

THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS ...............................    4P

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND .........................    4P

Objective ..............................................................    4p

Principal Investment Strategies ........................................    4p

Principal Risks ........................................................    5p

Past Performance .......................................................    6p

Management .............................................................    7p

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND ..................    8P

Objective ..............................................................    8p

Principal Investment Strategies ........................................    8p

Principal Risks ........................................................    8p

Past Performance .......................................................    9p

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND ........................   10P

Objective ..............................................................   10p

Principal Investment Strategies ........................................   10p

Principal Risks ........................................................   10p

Past Performance .......................................................   11p

Management .............................................................   12p

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND .................   13P

Objective ..............................................................   13p

Principal Investment Strategies ........................................   13p

Principal Risks ........................................................   13p

Past Performance .......................................................   14p

Management .............................................................   15p

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND ........   16P

Objective ..............................................................   16p

Principal Investment Strategies ........................................   16p

Principal Risks ........................................................   16p

Past Performance .......................................................   17p

Management .............................................................   18p

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND .................   19P

Objective ..............................................................   19p

Principal Investment Strategies ........................................   19p

Principal Risks ........................................................   20p

Past Performance .......................................................   21p

Management .............................................................   22p

RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND ................   23P

Objective ..............................................................   23p

Principal Investment Strategies ........................................   23p

Principal Risks ........................................................   23p

Past Performance .......................................................   24p

Management .............................................................   24p

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND ......................   25P

Objective ..............................................................   25p

Principal Investment Strategies ........................................   25p

Principal Risks ........................................................   25p

Past Performance .......................................................   27p

Management .............................................................   28p

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
  SECURITIES FUND ......................................................   29P

Objective ..............................................................   29p

Principal Investment Strategies ........................................   29p

Principal Risks ........................................................   29p

Past Performance .......................................................   30p

Management .............................................................   31p

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND ...........................   32P

Objective ..............................................................   32p

Principal Investment Strategies ........................................   32p

Principal Risks ........................................................   32p

Past Performance .......................................................   33p

Management .............................................................   33p

RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND ..................   34P

Objective ..............................................................   34p

Principal Investment Strategies ........................................   34p

Principal Risks ........................................................   34p

Past Performance .......................................................   35p

Management .............................................................   36p

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND .............   37P

Objective ..............................................................   37p

Principal Investment Strategies ........................................   37p

Principal Risks ........................................................   37p

Past Performance .......................................................   38p

Management .............................................................   39p

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND ........   40P

Objective ..............................................................   40p

Principal Investment Strategies ........................................   40p

Principal Risks ........................................................   41p

Past Performance .......................................................   42p

Management .............................................................   43p

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND .................   44P

Objective ..............................................................   44p

Principal Investment Strategies ........................................   44p

Principal Risks ........................................................   44p

Past Performance .......................................................   45p

Management .............................................................   46p

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND ..................   47P

Objective ..............................................................   47p

Principal Investment Strategies ........................................   47p

Principal Risks ........................................................   47p

Past Performance .......................................................   48p

Management .............................................................   48p

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND ...................   49P

Objective ..............................................................   49p

Principal Investment Strategies ........................................   49p

Principal Risks ........................................................   49p

Past Performance .......................................................   50p

Management .............................................................   50p


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2P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND ....................   51P

Objective ..............................................................   51p

Principal Investment Strategies ........................................   51p

Principal Risks ........................................................   51p

Past Performance .......................................................   52p

Management .............................................................   52p

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND ....................   53P

Objective ..............................................................   53p

Principal Investment Strategies ........................................   53p

Principal Risks ........................................................   54p

Past Performance .......................................................   54p

Management .............................................................   55p

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND .....................   56P

Objective ..............................................................   56p

Principal Investment Strategies ........................................   56p

Principal Risks ........................................................   56p

Past Performance .......................................................   57p

Management .............................................................   57p

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND ...   59P

Objective ..............................................................   59p

Principal Investment Strategies ........................................   59p

Principal Risks ........................................................   59p

Past Performance .......................................................   60p

Management .............................................................   61p

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND ..............   62P

Objective ..............................................................   62p

Principal Investment Strategies ........................................   62p

Principal Risks ........................................................   62p

Past Performance .......................................................   63p

Management .............................................................   64p

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND ..................   65P

Objective ..............................................................   65p

Principal Investment Strategies ........................................   65p

Principal Risks ........................................................   66p

Past Performance .......................................................   67p

Management .............................................................   68p

FEES AND EXPENSES ......................................................   70P


OTHER INVESTMENT STRATEGIES AND RISKS ..................................   72P

FUND MANAGEMENT AND COMPENSATION .......................................   72P

BUYING AND SELLING SHARES ..............................................   75P

Valuing Fund Shares ....................................................   75p

Purchasing Shares ......................................................   75p

Transferring/Selling Shares ............................................   75p


Market Timing ..........................................................   75p


DISTRIBUTIONS AND TAXES ................................................   76P


FINANCIAL HIGHLIGHTS ...................................................   76P


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RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 3P

THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS

References to "Fund" throughout this prospectus refer to RiverSource Variable Portfolio - Balanced Fund, RiverSource Variable Portfolio - Cash Management Fund, RiverSource Variable Portfolio - Core Bond Fund, RiverSource Variable Portfolio -Diversified Bond Fund, RiverSource Variable Portfolio - Diversified Equity Income Fund, RiverSource Variable Portfolio -Emerging Markets Fund, RiverSource Variable Portfolio - Fundamental Value Fund, RiverSource Variable Portfolio - Global Bond Fund, RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, RiverSource Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - High Yield Bond Fund, RiverSource Variable Portfolio - Income Opportunities Fund, RiverSource Variable Portfolio
- International Opportunity Fund, RiverSource Variable Portfolio - Large Cap Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, RiverSource Variable Portfolio - Mid Cap Value Fund, RiverSource Variable Portfolio - S&P 500 Index Fund, RiverSource Variable Portfolio -Select Value Fund, RiverSource Variable Portfolio - Short Duration U.S. Government Fund, RiverSource Variable Portfolio - Small Cap Advantage Fund and RiverSource Variable Portfolio - Small Cap Value Fund, singularly or collectively as the context requires.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The performance results of each Fund may differ significantly from any publicly-traded retail mutual fund.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF THE FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND

OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its total assets in foreign investments.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, LLC (RiverSource Investments or investment manager), chooses equity investments by:


o Identifying a variety of large, well-established companies whose underlying fundamentals are stable or are anticipated to become stable, or whose fundamentals are improving.

o     Identifying stocks that are undervalued:

      o because they have one or more valuation ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

      o because one or more of their valuation ratios are low relative to historical levels for the stock,

      o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

      o because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell an equity security, the investment manager considers factors including, among others, whether:

o     The security is overvalued relative to other potential investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o Potential losses, due to factors such as a market down-turn, can be minimized.

In pursuit of the Fund's objective, the investment manager chooses debt investments by:

o Evaluating the debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Lehman Brothers Aggregate Bond Index (the Index).

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.


o Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of Aug. 31, 2006 was 4.56 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.



------------------------------------------------------------------------------

4P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

In evaluating whether to sell a debt security, the investment manager considers, among other factors:

o The debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Index.

o     Whether a security's rating is changed or is vulnerable to a change.

o     Whether a sector or industry is experiencing change.

o     Changes in the interest rate or economic outlook.

o     Whether the investment manager identifies a more attractive opportunity.

PRINCIPAL RISKS

Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 5P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                  RIVERSOURCE VP - BALANCED FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         1996      1997      1998      1999      2000     2001      2002      2003      2004     2005
        +16.20%   +19.50%   +15.80%   +14.84%   -2.31%   -10.59%   -12.92%   +20.26%   +9.59%   +3.92%


During the period shown in the bar chart, the highest return for a calendar quarter was +15.66% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -12.37% (quarter ended Sept. 30, 2001).

The Fund's year-to-date return at Sept. 30, 2006 was +8.20%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                      1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------

RiverSource VP - Balanced Fund                                        +3.92%     +1.29%     +6.76%
--------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index
(reflects no deduction for fees, expenses or taxes)                   +7.05%     +5.28%    +10.94%
--------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)                   +2.43%     +5.87%     +6.16%
--------------------------------------------------------------------------------------------------
Blended Index (reflects no deduction for fees, expenses or taxes)     +5.26%     +5.80%     +9.31%
--------------------------------------------------------------------------------------------------
Lipper Balanced Funds Index                                           +5.20%     +3.51%     +7.57%

--------------------------------------------------------------------------------------------------

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Blended Index consists of 60% Russell 1000(R) Value Index and 40% Lehman Brothers Aggregate Bond Index.


The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.



------------------------------------------------------------------------------

6P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The Fund is allocated among equity and fixed income asset classes. Robert Ewing determines the allocations among these asset classes. In addition, Mr. Ewing is responsible for the day-to-day management of the equity portion of the Fund:

Robert Ewing, CFA, Co-Portfolio Manager

o     Managed the equity portion of the Fund since 2002.

o     Joined RiverSource Investments in 2002.

o     Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

o     Began investment career in 1988.

o     BS, Boston College Carroll School of Management.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the structured assets sector team.

o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to present.

o     Began investment career in 1979.

o     MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the investment grade corporate bond sector team.

o     Joined RiverSource Investments in 2002.

o Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

o     Began investment career in 1986.

o     MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The Statement of Additional Information (SAI) provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 7P

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:


o Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by the investment manager, RiverSource Investments.


o     Limits its average portfolio maturity to ninety days or less.

o     Buys obligations with remaining maturities of 397 days or less.

o Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's objective, the investment manager chooses investments by:

o Considering opportunities and risks given current interest rates and anticipated interest rates.

o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

o Political, economic, or other events could affect the issuer's performance.

o     The investment manager identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

REINVESTMENT RISK. The risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.


------------------------------------------------------------------------------

8P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing the variability of performance.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - CASH MANAGEMENT FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

        1996     1997     1998     1999     2000     2001     2002     2003     2004     2005
        +4.23%   +5.16%   +5.14%   +4.73%   +5.83%   +3.74%   +1.14%   +0.51%   +0.74%   +2.61%


During the period shown in the bar chart, the highest return for a calendar quarter was +1.49% (quarter ended Sept. 30, 2000) and the lowest return for a calendar quarter was +0.09% (quarter ended Sept. 30, 2003).

The Fund's year-to-date return at Sept. 30, 2006 was +3.29%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                 1 YEAR   5 YEARS   10 YEARS
------------------------------------------------------------------------------

RiverSource VP - Cash Management Fund            +2.61%    +1.74%     +3.45%

------------------------------------------------------------------------------

YIELD INFORMATION


For current 7-day yield information, call (888) 791-3380.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 9P

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index) which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:


o Evaluating the portfolio's total exposure to the sectors, industries and securities relative to the Index.

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).


o Targeting an average portfolio duration within one year of the duration of the Index which, as of Aug. 31, 2006, was 4.56 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


The Fund's investment process employs risk controls that are designed to maintain risk levels to be comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.

In evaluating whether to sell a security, the investment manager considers, among other factors:

o The portfolio's total exposure to the sectors, industries and securities relative to the Index.

o     Whether a security's rating has changed or is vulnerable to a change.

o     Whether a sector or industry is experiencing change.

o     Changes in the interest rate or economic outlook.

o     Identification of a more attractive opportunity.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


------------------------------------------------------------------------------

10P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                 RIVERSOURCE VP - CORE BOND FUND PERFORMANCE
                          (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         2005

        +1.78%


During the periods shown in the bar chart, the highest return for a calendar quarter was +2.50% (quarter ended June 30, 2005) and the lowest return for a calendar quarter was -0.65% (quarter ended Sept. 30, 2005).

The Fund's year-to-date return as of Sept. 30, 2006 was +2.78%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                       SINCE
                                                           1 YEAR    INCEPTION
------------------------------------------------------------------------------

RiverSource VP - Core Bond Fund                            +1.78%    +2.49%(a)
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)        +2.43%    +3.10%(b)
------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Index                 +2.28%    +3.00%(b)

------------------------------------------------------------------------------

(a)   Inception date is Feb. 4, 2004.


(b)   Measurement period started Feb. 1, 2004.


The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 11P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o     Co-managed the Fund since 2004.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2004.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Scott Kirby, Portfolio Manager

o     Co-managed the Fund since 2004.

o     Leader of the structured assets sector team.

o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to the present.

o     Began investment career in 1979.

o     MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

o     Co-managed the Fund since 2004.

o     Leader of the investment grade corporate bond sector team.

o     Joined RiverSource Investments in 2002.

o Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

o     Began investment career in 1986.

o     MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

12P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest up to 15% in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:


o Evaluating the portfolio's total exposure to sectors, industries and securities relative to the Index.

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

o Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.


o Targeting an average portfolio duration within one year of the duration of the Index which, as of Aug. 31, 2006, was 4.56 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


In evaluating whether to sell a security, the investment manager considers, among other factors:

o     Identification of more attractive investments based on relative value.

o The portfolio's total exposure to sectors, industries and securities relative to the Index.

o     Whether a security's rating has changed or is vulnerable to a change.

o     Whether a sector or industry is experiencing change.

o     Changes in the interest rate or economic outlook.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 13P

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - DIVERSIFIED BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         1996     1997     1998     1999     2000     2001     2002     2003     2004     2005
        +5.70%   +8.83%   +1.51%   +1.70%   +5.41%   +7.67%   +5.53%   +4.48%   +4.48%   +2.12%


During the period shown in the bar chart, the highest return for a calendar quarter was +3.77% (quarter ended Sept. 30, 1997) and the lowest return for a calendar quarter was -2.99% (quarter ended Sept. 30, 1998).

The Fund's year-to-date return at Sept. 30, 2006 was +2.89%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                        1 YEAR   5 YEARS   10 YEARS
------------------------------------------------------------------------------------

RiverSource VP - Diversified Bond Fund                  +2.12%    +4.84%     +4.72%
------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)     +2.43%    +5.87%     +6.16%
------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Index              +2.28%    +5.67%     +5.76%

------------------------------------------------------------------------------------

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

14P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Scott Kirby, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the structured assets sector team.

o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to the present.

o     Began investment career in 1979.

o     MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

o     Co-managed the Fund since 2002.

o     Leader of the investment grade corporate bond sector team.

o     Joined RiverSource Investments in 2002.

o Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

o     Began investment career in 1986.

o     MBA, University of Michigan.

Nicholas Pifer, CFA, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the global sector team.

o     Joined RiverSource Investments in 2000.

o     Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o     Began investment career in 1990.

o     MA, Johns Hopkins University School of Advanced International Studies.

Jennifer Ponce de Leon, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the high yield sector team.

o     Joined RiverSource Investments in 1997.

o     Began investment career in 1989.

o     MBA, De Paul University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 15P

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, achieving these objectives cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by:


o     Identifying stocks that are selling at low prices in relation to:

      o     current and projected earnings;

      o     current and projected dividends; and

      o     historic price levels.

o     Identifying companies with moderate growth potential based on:

      o     effective management, as demonstrated by overall performance, and

      o     financial strength.

o     Identifying companies with dividend-paying stocks.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to alternative investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

16P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

          RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         2000     2001      2002      2003      2004      2005
        -0.78%   +2.14%   -19.03%   +41.16%   +18.20%   +13.50%


During the period shown in the bar chart, the highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.04% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at Sept. 30, 2006 was +11.25%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                            SINCE
                                                       1 YEAR   5 YEARS   INCEPTION
------------------------------------------------------------------------------------

RiverSource VP - Diversified Equity Income Fund       +13.50%    +9.39%    +8.05%(a)
------------------------------------------------------------------------------------
Russell 1000(R) Value Index
(reflects no deduction for fees, expenses or taxes)    +7.05%    +5.28%    +6.23%(b)
------------------------------------------------------------------------------------
Lipper Equity Income Funds Index                       +5.80%    +3.57%    +4.71%(b)

------------------------------------------------------------------------------------

(a)   Inception date is Sept. 15, 1999.

(b)   Measurement period started Oct. 1, 1999.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 17P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

o     Managed the Fund since 2000.

o     Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

o     Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

o     Began investment career in 1984.

o     MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 1998 as a Senior Security Analyst.

o Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

o     Began investment career in 1981.

o     MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 2001 as a Security Analyst.

o Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

o     Began investment career in 1998.

o     MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Associate Portfolio Manager

o     Managed the Fund since 2006.

o     Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

o     Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

o     Began investment career in 1987.

o     MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

18P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


RiverSource Investments serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.


Threadneedle chooses investments by:

o Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

o Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, the Fund's portfolio management team constructs the portfolio by selecting geographic regions in which to invest and by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

o The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

      o     Evaluating the opportunities and risks within regions and sectors;

      o     Assessing valuations; and

      o Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

      The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

o Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 19P

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The Fund will suffer a loss in connection with the investment manager's use of derivative instruments if prices do not move in the direction anticipated by the Fund's manager when entering into the derivative instrument.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


------------------------------------------------------------------------------

20P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - EMERGING MARKETS FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         2001     2002      2003      2004      2005
        -1.38%   -5.44%   +40.34%   +24.15%   +33.80%


During the period shown in the bar chart, the highest return for a calendar quarter was +22.84% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -18.18% (quarter ended Sept. 30, 2001).

The Fund's year-to-date return at Sept. 30, 2006 was +11.18%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                              SINCE
                                                        1 YEAR   5 YEARS    INCEPTION
-------------------------------------------------------------------------------------

RiverSource VP - Emerging Markets Fund                 +33.80%   +16.80%    +8.61%(a)
-------------------------------------------------------------------------------------
MSCI Emerging Markets Index
(reflects no deduction for fees, expenses or taxes)    +34.54%   +19.44%   +11.13%(b)
-------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Index                    +32.55%   +19.22%   +11.25%(b)

-------------------------------------------------------------------------------------

(a)   Inception date is May 1, 2000.

(b)   Measurement period started May 1, 2000.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 21P

MANAGEMENT

RiverSource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

THREADNEEDLE

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Julian A.S. Thompson, Portfolio Manager

o     Managed the Fund since 2000.

o     Joined Threadneedle in 2003.

o Began investment career in 1993 as an Investment Manager for Stewart Ivory, a Scottish investment company, 1993 to 1999. Portfolio Manager, American Express Asset Management International, 1999 to 2003.

o     BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

o     Managed the Fund since 2003.

o     Joined Threadneedle in 2001 as a fund manager.

o Began investment career in 1997 as an Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

o     BA (Hons) Oxford University 1996.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

22P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest in foreign securities.


RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Davis Selected Advisers, L.P. (Davis) (the Subadviser), which provides day-to-day management of the Fund.


Davis conducts extensive research to try to identify businesses that possess characteristics that may foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis seeks to purchase stocks when the market price is less than Davis' estimate of intrinsic value. Intrinsic value depends upon Davis' estimate of the company's ability to generate increasing levels of free cash flow. Davis uses the Davis Investment Discipline to make these estimates. In evaluating whether to sell a security, Davis considers, among other factors, whether the stock's market price exceeds Davis' estimate of intrinsic value, or if Davis believes the ratio of the risks and rewards of continuing to own the company is no longer attractive.

Davis has developed a list of ten characteristics that it believes allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, Davis searches for companies that possess a majority or an appropriate mix of these characteristics:

o     Excellent management.

o     Managers who own stock in their own company.

o     Strong returns on investments of an issuer's capital.

o     A lean expense structure.

o     A dominant or growing market share in a growing market.

o     A proven record as an acquirer.

o     A strong balance sheet.

o     Products or services that are not likely to become obsolete.

o     Successful international operations.

o     Innovation in all aspects of operations.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 23P

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. The Subadvisor has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries. Components of financial services sector risk include (1) the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; (2) the risk that unstable interest rates, and/or rising interest rates, may have a disproportionate effect on companies in the financial services sector; (3) the risk that financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; and (4) the risk that the financial services sector has become increasingly competitive.

PAST PERFORMANCE


The bar chart and past performance table are not presented because the Fund has not had a full year of operation. The Fund began operations on May 1, 2006.


When available the Fund intends to compare its performance to the performance of Standard & Poor's 500 Index (S&P 500 Index), the Russell 1000(R) Value Index and the Lipper Large-Cap Value Funds Index.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with loweR price-to book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board. The Subadviser manages the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

DAVIS

Davis, which has served as Subadviser to the Fund since April 2006, is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona. Davis, subject to the approval of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the Fund are:

o Christopher C. Davis, Co-Portfolio Manager. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis since 1989.

o Kenneth C. Feinberg, Co-Portfolio Manager. Mr. Feinberg has been a portfolio manager for Davis New York Venture Fund since May 1998. Mr. Feinberg has worked as a research analyst for Davis since 1994.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

24P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:


o     Considering opportunities and risks by credit rating and currency.

o     Identifying investment-grade U.S. and foreign bonds.

o     Identifying below investment-grade U.S. and foreign bonds.

o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued.

o     The security continues to meet the standards described above.

The investment manager monitors the Fund's exposure to interest rate and foreign currency fluctuations. The investment manager may purchase derivative instruments to produce incremental earnings, to increase flexibility, or to hedge against existing positions, interest rate fluctuations or currency fluctuations.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The Fund will suffer a loss in connection with the use of derivative instruments, if prices do not move in the direction anticipated by the Fund's portfolio managers when entering into the derivative instrument.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 25P

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


------------------------------------------------------------------------------

26P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                 RIVERSOURCE VP - GLOBAL BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         1997     1998     1999     2000     2001      2002     2003       2004     2005
        +3.83%   +8.05%   -4.40%   +3.24%   +1.34%   +14.98%   +13.01%   +10.03%   -4.99%


During the period shown in the bar chart, the highest return for a calendar quarter was +7.71% (quarter ended June 30, 2002) and the lowest return for a calendar quarter was -2.94% (quarter ended March 31, 1997).

The Fund's year-to-date return at Sept. 30, 2006 was +4.33%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                           SINCE
                                                      1 YEAR   5 YEARS   INCEPTION
----------------------------------------------------------------------------------

RiverSource VP - Global Bond Fund                     -4.99%    +6.60%   +5.29%(a)
----------------------------------------------------------------------------------
Lehman Brothers Global Aggregate Index
(reflects no deduction for fees, expenses or taxes)   -4.49%    +6.81%   +5.76%(b)
----------------------------------------------------------------------------------
Lipper Global Income Funds Index                      -1.91%    +6.64%   +5.57%(b)

----------------------------------------------------------------------------------

(a)   Inception date is May 1, 1996.

(b)   Measurement period started May 1, 1996.

The Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects the reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 27P

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

o     Managed the Fund since 2000.

o     Leader of the global sector team.

o     Joined RiverSource Investments in 2000.

o     Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o     Began investment career in 1990.

o     MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the team that specializes in the sector in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

28P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. The Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.


o Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments.

o Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.


o The Fund will target an average portfolio duration within one year of the duration of a blended index comprised of 50% of the Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index and 50% of the Lehman Brothers Global Inflation Linked Index (excluding U.S., fully hedged to the U.S. dollar) which, as of June 1, 2006, was 9.2 years on an unadjusted basis, and 5.8 years when adjusted for relative volatility and correlation to traditional government debt securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.


The investment manager may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 29P

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

    RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         2005

        +2.80%


During the periods shown in the bar chart, the highest return for a calendar quarter was +2.59% (quarter ended June 30, 2005) and the lowest return for a calendar quarter was -0.34% (quarter ended March 31, 2005).

The Fund's year-to-date return as of Sept. 30, 2006 was +1.73%.



------------------------------------------------------------------------------

30P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                 SINCE
                                                                      1 YEAR   INCEPTION
----------------------------------------------------------------------------------------

RiverSource VP - Global Inflation Protected Securities Fund           +2.80%   +4.38%(a)
----------------------------------------------------------------------------------------
Lehman Brothers Global Inflation Linked Index
(reflects no deduction for fees, expenses or taxes)                   +5.83%   +4.89%(b)
----------------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury Inflation Protected Securities Index
(reflects no deduction for fees, expenses or taxes)                   +2.84%   +4.56%(b)
----------------------------------------------------------------------------------------
Blended Index (reflects no deduction for fees, expenses or taxes)     +4.33%   +3.94%(b)

----------------------------------------------------------------------------------------

(a)   Inception date is Sept. 13, 2004.


(b)   Measurement period started Oct. 1, 2004.


The Lehman Brothers Global Inflation Linked Index is an unmanaged index that measures the performance of the inflation protected securities issued in countries around the world, including the United States, the United Kingdom, Canada, Sweden, and France. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lehman Brothers U.S. Treasury Inflation Protected Securities Index is an unmanaged index that measures the performance of the inflation protected obligations of U.S. Treasury. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Blended Index consists of 50% Lehman Brothers Global Inflation Linked Index (excluding U.S., fully hedged to the U.S. dollar) and 50% Lehman Brothers U.S. Treasury Inflation Protected Securities Index.

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o     Co-managed the Fund since 2004.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Nicholas Pifer, CFA, Portfolio Manager

o     Co-managed the Fund since 2005.

o     Leader of the global sector team.

o     Joined RiverSource Investments in 2000.

o     Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o     Began investment career in 1990.

o     MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 31P

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by identifying companies that the investment manager believes have above-average long-term growth potential based, among other factors, on:


o     Management's track record.

o     Financial strength.

o     Competitive market or product position.

o Technological advantage (more advanced technology or proven technology advantage) over competitors.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to other potential investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o     The investment manager identifies a more attractive opportunity.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

32P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                   RIVERSOURCE VP - GROWTH FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         2000      2001      2002      2003      2004      2005
        -19.30%   -30.95%   -26.10%   +21.43%   +8.43%    +8.61%


During the period shown in the bar chart, the highest return for a calendar quarter was +18.16% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -28.79% (quarter ended Sept. 30, 2001).

The Fund's year-to-date return at Sept. 30, 2006 was +3.88%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                            SINCE
                                                       1 YEAR   5 YEARS   INCEPTION
-----------------------------------------------------------------------------------

RiverSource VP - Growth Fund                           +8.61%    -6.11%   -5.33%(a)
-----------------------------------------------------------------------------------
Russell 1000(R) Growth Index
(reflects no deduction for fees, expenses or taxes)    +5.26%    -3.58%   -3.34%(b)
-----------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Index                    +7.58%    -4.29%   -3.32%(b)

-----------------------------------------------------------------------------------

(a)   Inception date is Sept. 15, 1999.

(b)   Measurement period started Oct. 1, 1999.

The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the Fund's day-to-day management is:

Nick Thakore, Portfolio Manager

o     Managed the Fund since 2002.

o     Joined RiverSource Investments in 2002.

o     Analyst and Portfolio Manager, Fidelity Investments, 1993 to 2002.

o     Began investment career in 1993.

o     MBA, Wharton School, University of Pennsylvania.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 33P

RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the Fund's investment manager, RiverSource Investments, chooses investments by:


o     Reviewing interest rate and economic forecasts.

o     Reviewing credit characteristics.

o     Identifying securities and/or companies that:

      o     have medium and low quality ratings,

      o have similar qualities to securities or companies with medium or low quality ratings, in the investment manager's opinion, even though they are not rated or have been given a different rating by a rating agency,

      o     have growth potential,

      o have the potential to increase in value as their credit ratings improve.

o     Buying securities that are expected to outperform other securities.

o     Aggressively managing the Fund to earn a high total return.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

      o     The interest rate or economic outlook changes.

      o     A sector or industry is experiencing change.

      o     A security's rating is changed.

      o     The security is overvalued relative to alternative investments.

      o The company does not meet the investment manager's performance expectations.

      o     The investment manager wishes to lock in profits.

      o     The investment manager identifies a more attractive opportunity.

      o The issuer or the security continues to meet the other standards described above.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.



------------------------------------------------------------------------------

34P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - HIGH YIELD BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         1997     1998     1999     2000      2001     2002     2003       2004     2005
        +13.37%  -4.41%   +6.24%   -9.31%    +4.93%   -6.58%   +25.17%   +11.40%   +4.02%


During the period shown in the bar chart, the highest return for a calendar quarter was +8.97% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -9.38% (quarter ended Sept. 30, 1998).

The Fund's year-to-date return at Sept. 30, 2006 was +6.40%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                               SINCE
                                                          1 YEAR   5 YEARS   INCEPTION
--------------------------------------------------------------------------------------

RiverSource VP - High Yield Bond Fund                     +4.02%    +7.30%   +4.78%(a)
--------------------------------------------------------------------------------------
JP Morgan Global High Yield Index
(reflects no deduction for fees, expenses or taxes)       +3.07%    +9.57%   +6.97%(b)
--------------------------------------------------------------------------------------
Lipper High Current Yield Bond Funds Index                +3.00%    +6.76%   +5.13%(b)

--------------------------------------------------------------------------------------

(a)   Inception date is May 1, 1996.

(b)   Measurement period started May 1, 1996.

The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 35P

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Schroepfer, CFA, Portfolio Manager

o     Managed the Fund since 1999.

o     Member of the high yield sector team.

o     Joined RiverSource Investments in 1990.

o     Began investment career in 1986.

o     MBA, University of Minnesota.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. Mr. Schroepfer is a member of the team that specializes in the sector in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon, collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments in 1997. She has been leader of the high yield sector team since 2003.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


--------------------------------------------------------------------------------

36P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:


o Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations or changes in interest rates or credit quality).

o Seeking broad diversification by allocating investments among various sectors, based on the investment manager's assessment of their economic outlook.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o The issuer or the security continues to meet the standards described above.

o     A sector or industry is experiencing change.

o     The interest rate or economic outlook changes.

o     A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 37P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

            RIVERSOURCE VP - INCOME OPPORTUNITIES FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         2005

        +3.33%


During the periods shown in the bar chart, the highest return for a calendar quarter was +2.37% (quarter ended June 30, 2005) and the lowest return for a calendar quarter was -1.24% (quarter ended March 31, 2005).

The Fund's year-to-date return as of Sept. 30, 2006 was +4.34%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                 SINCE
                                                                      1 YEAR   INCEPTION
----------------------------------------------------------------------------------------

RiverSource VP - Income Opportunities Fund                            +3.33%   +8.59%(a)
----------------------------------------------------------------------------------------
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index
(reflects no deduction for fees, expenses or taxes)                   +3.41%   +8.46%(b)
----------------------------------------------------------------------------------------
Lipper High Current Yield Bond Funds Index                            +3.00%   +8.42%(b)

----------------------------------------------------------------------------------------

(a)   Inception date is June 1, 2004.


(b)   Measurement period started June 1, 2004.


The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

38P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

o     Has managed the Fund since 2004.

o     Member of the high yield sector team.

o     Joined RiverSource Investments in 1994 as a high yield analyst.

o     Began investment career in 1986.

o     MBA, University of Wisconsin - Milwaukee.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. Mr. Lavin is a member of the team that specializes in the sector in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon, collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments in 1997. She has been leader of the high yield sector team since 2003.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 39P

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in developed and in emerging markets.


RiverSource Investments serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.


Threadneedle chooses investments by:

o Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

o Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.

Using Threadneedle's extensive research, the Fund's portfolio management team constructs the portfolio using two core lists of recommended holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the various regional experts. These discretionary holdings will typically make up a much smaller portion of the Fund.

o The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

      o     Evaluating the opportunities and risks within regions and sectors;

      o     Assessing valuations; and

      o Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

      The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

o Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.


------------------------------------------------------------------------------

40P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The Fund will suffer a loss in connection with the investment manager's use of derivative instruments if prices do not move in the direction anticipated by the Fund's investment manager when entering into the derivative instrument.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 41P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

          RIVERSOURCE VP - INTERNATIONAL OPPORTUNITY FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         1996     1997      1998      1999      2000      2001      2002      2003      2004      2005
        +9.03%   +2.73%   +15.82%   +45.63%   -24.93%   -28.69%   -18.25%   +28.07%   +17.41%   +13.86%


During the period shown in the bar chart, the highest return for a calendar quarter was +31.82% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -21.14% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at Sept. 30, 2006 was +13.63%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                    1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------------------------

RiverSource VP - International Opportunity Fund     +13.86%    -0.04%    +3.54%
--------------------------------------------------------------------------------
MSCI EAFE Index (reflects no deduction for fees,
expenses or taxes)                                  +14.02%    +4.94%    +6.18%
--------------------------------------------------------------------------------
Lipper International Large-Cap Core Funds Index     +13.84%    +3.80%    +7.94%

--------------------------------------------------------------------------------

The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper International Large-Cap Core Funds Index includes the 30 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


------------------------------------------------------------------------------

42P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

RiverSource Investments contracts with and compensates Threadneedle International Limited (Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund's assets based on its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

THREADNEEDLE

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Alex Lyle, Portfolio Manager

o     Head of managed funds.

o     Managed the Fund since 2003.

o Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

o     Began investment career in 1980.

o     MA, Oxford University.

Dominic Rossi, Portfolio Manager

o     Head of Global Equities.

o     Managed the Fund since 2003.

o     Joined Threadneedle in 1997 as head of Latin American equities.

o     Began investment career in 1986.

o     MBA, City University, London.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 43P

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND

OBJECTIVE

The Fund seeks capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, will hold both growth and value companies and at times may favor one more than the other based on available opportunities.


When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

      o     Effective management.

      o     Financial strength.

      o     Competitive market or product position.

      o     Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

o Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

o     Identifying stocks that are undervalued:

      o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

      o because one or more of their valuation ratios are low relative to historical levels for the stock,

      o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

      o because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others whether:

o     The security is overvalued relative to other potential investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o Potential losses, due to factors such as a market down-turn, can be minimized.

o     A more attractive opportunity has been identified.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

44P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - LARGE CAP EQUITY FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         1996      1997      1998      1999      2000      2001       2002     2003     2004     2005
        +7.71%   +24.14%   +24.12%   +23.75%   -17.46%   -18.11%    -22.03%  +29.22%   +5.88%   +6.18%


During the period shown in the bar chart, the highest return for a calendar quarter was +26.20% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -17.27% (quarter ended Sept. 30, 2001).

The Fund's year-to-date return at Sept. 30, 2006 was +7.48%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                    1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------------------------

RiverSource VP - Large Cap Equity Fund              +6.18%     -1.49%    +4.65%
--------------------------------------------------------------------------------
Russell 1000(R) Index (reflects no deduction
for fees, expenses or taxes)                        +6.27%     +1.07%    +9.29%
--------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)                                  +4.91%     +0.54%    +9.07%
--------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Index                   +5.72%     -0.38%    +7.86%

--------------------------------------------------------------------------------

The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 45P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:

Robert Ewing, CFA, Portfolio Manager

o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

o     Began investment career in 1988.

o     BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

o     Began investment career in 1993.

o     MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

46P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities, such as preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation. The investment manager selects investments for the Fund by:


o Seeking out a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

o     Identifying stocks that are undervalued:

      o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

      o because one or more of their valuation ratios are low relative to historical levels for the stock,

      o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

      o because they are undervalued relative to their intrinsic value, as identified by the Fund's manager.

In deciding whether to sell a security, the investment manager considers whether:

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o     The security is overvalued relative to other potential investments.

o     A more attractive opportunity has been identified.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer may perform poorly, and, therefore, the value of its stock and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 47P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - LARGE CAP VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         2005

        +4.53%


During the periods shown in the bar chart, the highest return for a calendar quarter was +2.24% (quarter ended Sept. 30, 2005) and the lowest return for a calendar quarter was -1.11% (quarter ended March 31, 2005).

The Fund's year-to-date return as of Sept. 30, 2006 was +10.71%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                     SINCE
                                                          1 YEAR   INCEPTION
-----------------------------------------------------------------------------

RiverSource VP - Large Cap Value Fund                     +4.53%    +7.88%(a)
-----------------------------------------------------------------------------
Russell 1000(R) Value Index (reflects no deduction for
fees, expenses or taxes)                                  +7.05%   +11.20%(b)
-----------------------------------------------------------------------------
Lipper Large-Cap Value Funds Index                        +6.26%    +8.65%(b)

-----------------------------------------------------------------------------

(a)   Inception date is Feb. 4, 2004.


(b)   Measurement period started Feb. 1, 2004.


The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Robert Ewing, CFA, Portfolio Manager

o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 2002.

o     Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

o     Began investment career in 1988.

o     BS, Boston College Carroll School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

48P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $1.4 billion to $17.2 billion as of Aug. 31, 2006. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest absolute market capitalization weighting held within the Index or falls below the market capitalization of the smallest company held within the Index.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by:


o     Identifying companies that it believes exhibit the following traits:

      o     management's track record,

      o     financial strength,

      o growth potential (on average a company's ability to generate future earnings growth of at least 15% per year), and

      o     competitive market position.

o Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

o Considering market trends and identifying opportunities within multiple industries that offer a compelling risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to alternative investments.

o The company has met the investment manager's earnings and/or growth expectations.

o Political, economic, or other events could affect the company's performance.

o The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 49P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - MID CAP GROWTH FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

          2002      2003     2004      2005
        -13.76%   +22.57%   +9.10%   +10.13%


During the period shown in the bar chart, the highest return for a calendar quarter was +12.45% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -13.46% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at Sept. 30, 2006 was -6.04%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                             SINCE
                                                                  1 YEAR   INCEPTION
-------------------------------------------------------------------------------------

RiverSource VP - Mid Cap Growth Fund                             +10.13%   +5.02%(a)
-------------------------------------------------------------------------------------
Russell Midcap(R) Growth Index (reflects no deduction for
fees, expenses or taxes)                                         +12.10%   +4.45%(b)
-------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds Index                                 +9.58%   +1.98%(b)

-------------------------------------------------------------------------------------

(a)   Inception date is May 1, 2001.

(b)   Measurement period started May 1, 2001.

The Russell Midcap(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:


John K. Schonberg, Interim Portfolio Manager

o     Managed the Fund since 2006.

o     Equity Team Leader/Product Specialist and Interim Leader of Risk
      Management.

o     Joined RiverSource Investments in 1997.

o     Began investment career in 1988.

o     BS, University of Nebraska.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

50P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index. At Aug. 31, 2006, the range of the Index was between $1.4 billion and $17.2 billion. The market capitalization range of the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by:


o Selecting companies that are undervalued based on a variety of measures, such as price/earnings ratio, price/book ratio, current and projected earnings, current and projected dividends, and historic price levels.

o     Identifying companies with growth potential based on:

      o     effective management, as demonstrated by overall performance, and

      o     financial strength.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to alternative investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 51P

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 2, 2005.

The Fund intends to compare its performance to the Russell Midcap(R) Value Index, an unmanaged index that measures the performance of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Value Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Fund also intends to compare its performance to the Lipper Mid-Cap Value Funds Index that includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

o     Managed the Fund since 2005.

o     Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

o     Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

o     Began investment career in 1984.

o     MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

o     Managed the Fund since 2005.

o     Joined RiverSource Investments in 1998 as a Senior Security Analyst.

o Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

o     Began investment career in 1981.

o     MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

o     Managed the Fund since 2005.

o     Joined RiverSource Investments in 2001 as a Security Analyst.

o Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

o     Began investment career in 1998.

o     MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Associate Portfolio Manager

o     Managed the Fund since 2006.

o     Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

o     Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

o     Began investment career in 1987.

o     MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

52P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager, RiverSource Investments, expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.


The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500 performance to do so, for example, in anticipation of a stock being added to the index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's Board of Directors (Board) will consider alternative arrangements.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security continues to be included in the index.

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

o A company's market weighting otherwise changes with respect to the index.

o Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the index, please refer to the SAI. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 53P

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent ant timing of cash flows in and out of the Fund and changes in the index.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                RIVERSOURCE VP - S&P 500 INDEX FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

          2001      2002      2003      2004      2005
        -12.46%   -22.42%   +27.99%   +10.27%    +4.40%


During the period shown in the bar chart, the highest return for a calendar quarter was +15.23% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -17.26% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at Sept. 30, 2006 was +8.17%.



------------------------------------------------------------------------------

54P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                          SINCE
                                                    1 YEAR    5 YEARS   INCEPTION
---------------------------------------------------------------------------------

RiverSource VP - S&P 500 Index Fund                 +4.40%     +0.01%   -1.80%(a)
---------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)                                  +4.91%     +0.54%   -1.06%(b)
---------------------------------------------------------------------------------
Lipper S&P 500 Objective Funds Index                +4.65%     +0.24%   -1.34%(b)

---------------------------------------------------------------------------------

(a)   Inception date is May 1, 2000.

(b)   Measurement period started May 1, 2000.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

David Factor, CFA, Portfolio Manager

o     Managed the Fund since 2001.

o     Joined RiverSource Investments in 1990.

o Began investment career in 1996, becoming a quantitative analyst in 1999.

o     BSB, University of Minnesota.

The SAI provides additional information about the portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 55P

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets are primarily invested in equity securities of mid cap companies as well as companies with larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell 3000(R) Value Index. At Aug. 31, 2006, the range of the Index was between $104 million and $409.4 billion. The market capitalization range and the composition of the Russell 3000 Value Index are subject to change.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Systematic Financial Management, L.P. (Systematic) and WEDGE Capital Management L.L.P. (WEDGE) (the Subadvisers), which provides day-to-day management for the Fund.


SYSTEMATIC

Systematic's investment strategy originates with a quantitative screening of all U.S. equity companies with market capitalization between $1 billion and $15 billion. The companies are ranked by attractive valuation and a positive earnings catalyst. The screening process generates a research focus list of 150 companies meriting rigorous fundamental analysis to confirm each stock's value and catalysts for appreciation.

Systematic will sell a stock when price appreciation causes the company valuation to expand to fair value, if other investment opportunities present more attractive prospects from a valuation and expected return basis, if analysis leads to an anticipated downward estimate revision, or in the less likely event of a reported negative earnings surprise.

WEDGE

Focusing on companies that meet their value and financial quality parameters, WEDGE employs comprehensive, qualitative and quantitative analysis, seeking stocks with unrecognized value. WEDGE uses two proprietary, fundamentally-based screening models, using publicly available data on all eligible companies. The fundamental value model identifies stocks with the greatest profit potential, based on projected earnings growth, earnings quality, dividend yields and forward price/earnings ratios. To preclude from investing in financially unsound companies, WEDGE then employs their financial quality model, which focuses on multiple earnings growth, profitability, leverage, and liquidity factors. Stocks are then ranked by both models for relative attractiveness. Analysts then identify those stocks with the greatest perceived profit potential. Areas of emphasis include independent earnings forecasts and financial statement analysis, an evaluation of free cash flow generation and return on invested capital, absolute and relative valuations, industry analysis and competitive positioning, management capabilities and incentives. Companies must be approved for purchase by the firm's Investment Policy Committee.

In order to capture profits, limit losses and ensure style consistency, WEDGE will sell a stock when fair valuation is reached, the original investment thesis for a stock materially deteriorates, an upgrade opportunity develops or the stock's fundamental value model ranking falls to a predetermined level.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of


------------------------------------------------------------------------------

56P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                RIVERSOURCE VP - SELECT VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

          2005

         +0.50%


During the periods shown in the bar chart, the highest return for a calendar quarter was +1.90% (quarter ended June 30, 2005) and the lowest return for a calendar quarter was -1.75% (quarter ended March 31, 2005).

The Fund's year-to-date return as of Sept. 30, 2006 was +9.49%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                             SINCE
                                                                  1 YEAR   INCEPTION
-------------------------------------------------------------------------------------

RiverSource VP - Select Value Fund                                +0.50%    +7.10%(a)
-------------------------------------------------------------------------------------
Russell 3000(R) Value Index (reflects no deduction for
fees, expenses or taxes)                                          +6.85%   +11.23%(b)
-------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Index                                +6.33%    +9.82%(b)

-------------------------------------------------------------------------------------

(a)   Inception date is Feb. 4, 2004.


(b)   Measurement period started Feb. 1, 2004.


The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Multi-Cap Value Funds Index includes the 30 largest multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. RiverSource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by each Subadviser and may change these proportions at any time.

The Subadvisers manage the Fund's assets based upon their experience in managing funds with investment goals and strategies substantially similar to those of the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 57P

SYSTEMATIC

Systematic, which has served as Subadviser to the Fund since September 2006, is located at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey. Systematic, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by Systematic consists of:

Ronald M. Mushock, CFA, Portfolio Manager

Ron is a partner in the firm and has lead portfolio management responsibility for all mid and small/mid cap portfolios. Additionally, Ron maintains analyst responsibilities within selected economic sectors.

Ron began his career as a quantitative equity analyst with Abel/Noser Corporation, where he specialized in low P/E - Earnings Surprise research. As a financial applications specialist with CSK Software, he developed skills in investment analytics, risk management and technical analysis. Prior to joining Systematic, Ron was an equity analyst with Standard and Poor's Equity Group, where he provided fundamental research coverage for a diverse group of companies spanning a wide range of economic sectors and industries.

Ron is a Chartered Financial Analyst, a member of the Association for Investment Management and Research (AIMR) and a member of the New York Society of Security Analysts (NYSSA). Ron received an M.B.A. in finance and international business from New York University's Stern School of Business, and graduated Summa Cum Laude from Seton Hall University with a B.S. in finance.

D. Kevin McCreesh, CFA, Chief Investment Officer

Kevin is a partner in the firm, and as Chief Investment Officer, has oversight responsibilities for all client portfolios. Although Kevin joined Systematic in 1996, he has been actively involved with Systematic's investment discipline since 1990, as he worked with Joe Joshi at Mitchell Hutchins.

Kevin began his investment career as an analyst in the financial planning and analysis department of IBM's semiconductor manufacturing division. As a senior analyst in Paine Webber's treasury department, and then as controller for Mitchell Hutchins Investment Advisory, Kevin further honed his research and analytical skills. Prior to joining Systematic, he served as equity portfolio manager at Mitchell Hutchins.

Kevin is a Chartered Financial Analyst and a member of the New York Society of Security Analysts (NYSSA). He has an M.B.A. in financial management from Drexel University and a B.S. in geology from the University of Delaware.

WEDGE

WEDGE, which has served as Subadviser to the Fund since September 2006, is located at 301 South College Street, Suite 2900, Charlotte, North Carolina. WEDGE, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by WEDGE consists of:

R. Michael James, General Partner, has thirty-two years of investment experience and is responsible for portfolio management and client service. Prior to forming WEDGE in 1984, Mike was Director of Fixed Income and Securities Trading at First Union National Bank in Charlotte, where he supervised all fixed income portfolios and managed the commingled fixed income funds. He formerly held senior investment and trust management positions with another North Carolina bank. Mike is a graduate of Louisiana State University's School of Banking of the South and received his Bachelor of Arts degree from Wofford College.

Peter F. Bridge, General Partner, has twenty-four years of investment experience and is responsible for portfolio management and client service. Prior to joining WEDGE in 1997, Pete was a Principal and Fixed Income Partner with Barrow, Hanley, Mewhinney & Strauss, Inc. in Dallas, Texas. Pete also served as a consultant to institutional investment managers while employed by SEI Corporation. Pete received a Bachelor of Arts degree in Economics from the University of Arkansas and his Master of Business Administration from Southern Methodist University.

Paul M. VeZolles, CFA, General Partner, has twenty-one years of investment experience and is responsible for equity research on companies with market capitalizations between $1.0 billion and $10.0 billion. Prior to joining WEDGE in 1995, Paul was an Equity Analyst at Palley-Needelman Asset Management in Newport Beach, California, and an Equity Analyst with CMB Investment Counselors in Los Angeles. Paul received his Bachelor of Arts degree in Economics from Indiana University and his Master of Arts in Economics from DePaul University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

58P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may also invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:


o     Reviewing credit characteristics and the interest rate outlook.

o Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.

o Under normal market conditions, the Fund will maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to alternative investments.

o     The investment manager wishes to lock-in profits.

o     Changes in the interest rate or economic outlook.

o     The investment manager identifies a more attractive opportunity.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 59P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

       RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         2000     2001     2002     2003     2004     2005
        +8.47%   +6.29%   +5.83%   +1.52%   +0.85%   +1.58%


During the period shown in the bar chart, the highest return for a calendar quarter was +3.25% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -1.14% (quarter ended June 30, 2004).

The Fund's year-to-date return at Sept. 30, 2006 was +2.79%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                              SINCE
                                                        1 YEAR    5 YEARS   INCEPTION
-------------------------------------------------------------------------------------

RiverSource VP - Short Duration U.S. Government Fund    +1.58%     +3.20%   +3.94%(a)
-------------------------------------------------------------------------------------
Lehman Brothers 1-3 Year Government Index
(reflects no deduction for fees, expenses or taxes)     +1.73%     +3.83%   +4.45%(b)
-------------------------------------------------------------------------------------
Lipper Short U.S. Government Funds Index                +1.68%     +3.27%   +3.97%(b)

-------------------------------------------------------------------------------------

(a)   Inception date is Sept. 15, 1999.

(b)   Measurement period started Oct. 1, 1999.

The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

60P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Scott Kirby, Portfolio Manager

o     Began managing the Fund in 2001.

o     Leader of the structured assets sector team.

o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to present.

o     Began investment career in 1979.

o     MBA, University of Minnesota.

Jamie Jackson, CFA, Portfolio Manager

o     Began managing the Fund in 2003.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 61P

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the subadviser, Kenwood Capital Management LLC (Kenwood or the Subadviser), an indirect subsidiary of Ameriprise Financial, Inc., which provides day-to-day management of the Fund. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks across a wide range of industries.


KENWOOD

Kenwood buys stocks based on a largely quantitative analysis of valuation and earnings. This selection discipline favors companies that exhibit:

o Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow per share.

o Improving earnings, based on trends in analysts' estimates or earnings that were better than expected.

Kenwood will normally sell a stock holding if:

o     The stock becomes expensive relative to other stocks in the sector.

o     The company's financial performance fails to meet expectations.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The successful use of derivatives depends on the investment manager's ability to manage these complex instruments.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that this methodology will enable the Fund to achieve its objective.



------------------------------------------------------------------------------

62P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

             RIVERSOURCE VP - SMALL CAP ADVANTAGE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         2000     2001      2002      2003      2004     2005
        +4.16%   -6.53%   -17.06%   +47.85%   +18.54%   +4.83%


During the period shown in the bar chart, the highest return for a calendar quarter was +22.00% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -19.29% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at Sept. 30, 2006 was +4.18%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                  SINCE
                                                            1 YEAR    5 YEARS   INCEPTION
------------------------------------------------------------------------------------------

RiverSource VP - Small Cap Advantage Fund                    +4.83%    +7.33%    +8.61%(a)
------------------------------------------------------------------------------------------
Russell 2000(R) Index (reflects no deduction for fees,
expenses or taxes)                                           +4.55%    +8.22%    +8.92%(b)
------------------------------------------------------------------------------------------
Lipper Small-Cap Core Funds Index                            +7.56%    +9.19%   +11.50%(b)

------------------------------------------------------------------------------------------

(a)   Inception date is Sept. 15, 1999.

(b)   Measurement period started Oct. 1, 1999.


The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 63P

MANAGEMENT


RiverSource Investments selects, contracts with and compensates the Subadviser to manage the investments of the Fund's assets. RiverSource Investments monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of Kenwood, and reports periodically to the Board. The Subadviser manages the Fund's assets based upon its experience in managing portfolios with investment goals and strategies substantially similar to those of the Fund.


KENWOOD

Kenwood, Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, Minnesota 55402, is an indirect subsidiary of Ameriprise Financial, Inc. The portfolio managers responsible for the day-to-day management of the Fund are:

Jake Hurwitz, CFA, Portfolio Manager

o     Managed the Fund since 1999.

o     Principal of Kenwood Capital Management LLC, since 1998.

o Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company (TIMCO), 1991 to 1998.

o     Began investment career in 1979.

o     MA, University of California; MBA, New York University.

Kent Kelley, CFA, Portfolio Manager

o     Managed the Fund since 1999.

o     Principal of Kenwood Capital Management LLC, since 1998.

o     Chief Executive Officer, TIMCO, 1995 to 1998.

o     Began investment career in 1978.

o     MA, Yale University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

64P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. Small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index. At Aug. 31, 2006, the range of the Russell 2000 Value Index was between $104 million and $24 billion. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Donald Smith & Co., Inc. (Donald Smith), Franklin Portfolio Associates LLC (Franklin Portfolio Associates), Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) and River Road Asset Management, LLC (River Road) (the Subadvisers), which provide day-to-day management for the Fund. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.


In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index if the stock is attractive.

DONALD SMITH

Donald Smith employs a strict bottom-up approach, investing in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research, generally investing in companies with market capitalization over $100 million but less than $1.5 billion.

Donald Smith will sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

FRANKLIN PORTFOLIO ASSOCIATES

Franklin Portfolio Associates' investment process is predicated on the belief that it can consistently differentiate between undervalued and overvalued securities. As a result, Franklin Portfolio Associates emphasizes stock selection in the process and limits the over or under exposure to sectors and other factors. Franklin Portfolio Associates uses over 40 measures, including relative value, future value, fundamental momentum, long-term growth, price action and management signals, to determine a stock's attractiveness. As with any investment process, there is no assurance of success.

In order to make legitimate comparisons between stocks that have different characteristics such as industry, style and capitalization, Franklin Portfolio Associates applies a process called Peer Group Relativization to remove certain industry and style effects that can distort a fair comparison across a wide universe of securities. The individual measures are then blended together using a proprietary approach to determine a single score of attractiveness. Using this single score, Franklin Portfolio Associates will rank a universe of over 3,500 stocks from most attractive down to least attractive and group them into deciles. Decile #1 are stocks Franklin Portfolio Associates believes are the most undervalued in the marketplace and most likely to appreciate at a higher rate.

Stocks that fall below the median ranking are automatic sell candidates and the proceeds are reinvested in stocks from the top deciles in the ranking system.

BARROW, HANLEY

Barrow, Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 65P

Barrow, Hanley screens the universe of roughly 1,400 companies with market capitalization between $500 million and $3 billion that possess characteristics desired by Barrow, Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow, Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow, Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow, Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow, Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.

RIVER ROAD

River Road selects stocks one at a time based solely on that stock's individual, fundamental merits. River Road's security analysis is conducted in-house and focuses on identifying the most attractive companies that best meet River Road's five critical stock characteristics. The first characteristic is that a security be priced at a discount to the assessment of the firm's Absolute Value. The second characteristic is an attractive business model. River Road seeks to invest in companies with sustainable, predictable, and understandable business models. The third characteristic is shareholder-oriented management. River Road seeks capable, honest management teams with proven experience and a willingness to assume a material stake in their business. Thus, River Road looks for management ownership, stock buybacks, accretive transactions, and dividend raises/initiations. The fourth characteristic is financial strength. River Road seeks companies with attractive cash flow, reasonable debt, and/or undervalued assets on the balance sheet, such as real estate, patents or license. The fifth characteristic River Road looks for is companies with limited Wall Street research coverage, as these stocks often have considerable discovery value and tend to exhibit lower relative volatility.

There are three general circumstances in which River Road will sell a security:

o Position size exceeds risk management guidelines (a holding will be sold when it achieves price target or becomes too large in the portfolio);

o Declining fundamentals (a stock will be sold if its fundamentals turn negative, and/or gives reason to believe it will not achieve River Road's expectations within an acceptable level of risk); and

o     Unacceptable losses accumulate.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer may perform poorly, and therefore the value of its stocks or bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


------------------------------------------------------------------------------

66P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - SMALL CAP VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

          2002     2003      2004     2005
        -12.13%   +37.86%   +20.01%   +5.77%


During the period shown in the bar chart, the highest return for a calendar quarter was +18.76% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.23% (quarter ended Sept. 30, 2002).

The Fund's year-to-date return at Sept. 30, 2006 was +9.94%.


------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                              SINCE
                                                                  1 YEAR    INCEPTION
--------------------------------------------------------------------------------------

RiverSource VP - Small Cap Value Fund                              +5.77%   +12.04%(a)
--------------------------------------------------------------------------------------
Russell 2000(R) Value Index (reflects no deduction for fees,
expenses or taxes)                                                 +4.71%   +13.32%(b)
--------------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Index                                 +7.45%   +14.02%(b)

--------------------------------------------------------------------------------------

(a)   Inception date is Aug. 14, 2001.

(b)   Measurement period started Sept. 1, 2001.

The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 67P

MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. RiverSource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by each Subadviser and may change these proportions at any time.

The Subadvisers manage a portion of the Fund's assets based upon their respective experience in managing funds with investment goals and strategies substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with RiverSource Investments' determination of the allocation that is in the best interests of the Fund's shareholders.

DONALD SMITH

Donald Smith, which has served as Subadviser to the Fund since March 2004, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Donald Smith are:

o Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

o Richard L. Greenberg, CFA, Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

FRANKLIN PORTFOLIO ASSOCIATES

Franklin Portfolio Associates, which has served as Subadviser to the Fund since March 2004, is located at One Boston Place, 29th Floor, Boston, Massachusetts. Franklin Portfolio Associates, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Franklin Portfolio Associates are:

o John S. Cone, CFA, Chief Executive Officer, President and Portfolio Manager. Mr. Cone received a BA in economics from Rice University and a MS from Krannert Graduate School of Management at Purdue University where he was honored as a Krannert Associates Fellow. Mr. Cone has an extensive background in computer modeling and quantitative methods. He is a member of the Boston Security Analyst Society, Chicago Quantitative Alliance, and the Q Group. Additionally, he is on the Advisory Board of the Center for Computational Finance and Economic Systems at Rice University.

o Michael F. Dunn, CFA. Mr. Dunn received a BS in mathematics and linguistics from Yale University. Prior to joining Franklin Portfolio Associates, he was responsible for quantitative research and development at Wellington Management Company and previously managed domestic index and derivative portfolios internally for the IBM Retirement Fund.

o Oliver E. Buckley, Chief Investment Officer. Mr. Buckley received a BS degree in mathematical sciences and an MS in engineering-economic systems both from Stanford University. He received an MBA from the University of California at Berkeley. Prior to joining Franklin Portfolio Associates, Oliver was responsible for research in the Structured Products Group at INVESCO. He also previously served as a portfolio manager at Martingale Asset Management and spent five years at BARRA as the manager of Equity Consulting Services.

o Kristin J. Crawford. Ms. Crawford received a BA in computer science and mathematics from Smith College and an Executive MBA from Suffolk University. Before joining Franklin Portfolio Associates, Kristin was Project Leader for equity development at Standish, Ayer & Wood, and was previously a software developer at The Boston Company Asset Management.

o Langton (Tony) C. Garvin, CFA, Senior Vice President and Portfolio Manager. Mr. Garvin holds his BS from the Skidmore College and an MA from the University of Massachusetts. He also completed postgraduate coursework at the Massachusetts Institute of Technology. He joined Franklin Portfolio Associates in 2004. Prior to joining Franklin Portfolio Associates, he was a portfolio manager at Batterymarch Financial Management. He also previously served as portfolio manager and quantitative analyst at Grantham, Mayo, Van Otterloo and Company and was a consultant at Independence Investment Associates and held responsibilities related to data analysis at Nichols Research Corporation. Mr. Garvin belongs to the Boston Security Analysts Society.


------------------------------------------------------------------------------

68P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

o Patrick M. Slattery, CFA, Vice President/Portfolio Manager. Mr. Slattery received his BA in biology, BS in economics, and MSE in computer science from the University of Pennsylvania. Prior to joining Franklin Portfolio Associates, he was a Senior Vice President at Independence Investment LLC where he was a portfolio manager and quantitative researcher. At Independence he gained extensive experience in the design, development, and maintenance of the technical infrastructure and software applications used to support quantitative research and portfolio management. Mr. Slattery also has software development and application expertise from his time with Edgewater Technology, Inc. and Bachman Information Systems, Inc. He is currently a member of the Boston Security Analysts Society.

BARROW, HANLEY

Barrow, Hanley, which has served as Subadviser to the Fund since March 2004, is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow, Hanley, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Barrow, Hanley is an independently-operated subsidiary of Old Mutual Asset Management (US) group of companies. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Barrow, Hanley are:

o James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 32 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

o John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 28 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.

RIVER ROAD

River Road, which has served as Subadviser to the Fund since April 2006, is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky. River Road, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to River Road are:

o James C. Shircliff, CFA, Chief Executive Officer, Chief Investment Officer. Mr. Shircliff serves as lead portfolio manager for River Road's Small Cap Value and Equity Income Portfolios. Prior to co-founding River Road, Mr. Shircliff served as EVP, Portfolio Manager and Director of Research for SMC Capital, Inc. Mr. Shircliff has more than 32 years of investment management experience. He started his career in 1973 as a research analyst for First Kentucky Trust, where he later served as Director of Research. In 1983, he joined Oppenheimer Management Company as a special situations analyst and, later, Portfolio Manager for Oppenheimer's Target Fund. In 1986, Mr. Shircliff joined Southeastern Asset Management (Longleaf Funds) as Partner, Portfolio Manager and Director of Research. In 1997, he joined SMC Capital, Inc. where he launched River Road's Small Cap Value and Dynamic Equity Income Portfolios. Mr. Shircliff received his BS in finance from the University of Louisville.

o R. Andrew Beck, President, Senior Portfolio Manager. Mr. Beck serves as President of River Road, where he is responsible for managing the firm's day-to-day operations. Mr. Beck serves as portfolio co-manager for River Road's Small Cap Value Portfolio. Prior to co-founding River Road, Mr. Beck served as senior research analyst and later, SVP and Portfolio Manager for SMC Capital, Inc. Prior to joining SMC Capital, Inc., he held senior-level positions in the manufacturing and media industries. Mr. Beck received his BS in finance from the University of Louisville and his MBA from the F.W. Olin School at Babson College.

o Henry W. Sanders, CFA, Senior Portfolio Manager. Mr. Sanders serves as Senior Portfolio Manager for River Road. In this role, Mr. Sanders is responsible for Co-Managing the firm's Small Cap Value and Equity Income portfolios. Mr. Sanders has 17 years of investment management experience. Prior to co-founding River Road Asset Management, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth SMC. Mr. Sanders has also formerly served as President of Bridges Capital Management, Vice President of PRIMCO Capital Management, and adjunct Professor Finance and Economics at Bellarmine University. Mr. Sanders earned the Chartered Financial Analyst designation (CFA) in 1992. He received his B.A. in Business Administration from Bellarmine University and MBA from Boston College.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 69P

FEES AND EXPENSES

Because the Funds are the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fees or sales charges imposed by your annuity contract or life insurance policy. Expenses are based on the Fund's most recent fiscal year adjusted to reflect current fees.

ANNUAL FUND OPERATING EXPENSES

------------------------------------------------------------------------------
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------------


                                                      MANAGEMENT   DISTRIBUTION       OTHER            FEE WAIVER/EXPENSE     NET
FUND                                                    FEES(a)   (12b-1) FEES(b)  EXPENSES(c)  TOTAL   REIMBURSEMENT(k)    EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                         0.47%(i)        0.13%          0.15%     0.75%         0.00%          0.75%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Cash Management Fund                  0.33%           0.13%          0.16%     0.62%         0.00%          0.62%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                        0.48%           0.13%          0.31%     0.92%         0.09%          0.83%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Diversified Bond Fund                 0.47%           0.13%          0.17%     0.77%         0.00%          0.77%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Diversified Equity Income Fund        0.67%(j)        0.13%          0.16%     0.96%         0.00%          0.96%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Emerging Markets Fund(d)              1.09%(j)        0.13%          0.31%     1.53%         0.00%          1.53%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Fundamental Value Fund(e)             0.73%           0.13%          0.29%     1.15%         0.08%          1.07%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Global Bond Fund                      0.70%           0.13%          0.20%     1.03%         0.00%          1.03%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Global Inflation Protected
Securities Fund                                        0.44%           0.13%          0.20%     0.77%         0.05%          0.72%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Growth Fund                           0.62%(j)        0.13%          0.17%     0.92%         0.00%          0.92%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - High Yield Bond Fund                  0.59%           0.13%          0.17%     0.89%         0.00%          0.89%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Income Opportunities Fund             0.61%           0.13%          0.23%     0.97%         0.00%          0.97%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - International Opportunity Fund(d)     0.79%(j)        0.13%          0.20%     1.12%         0.00%          1.12%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Large Cap Equity Fund                 0.55%(i)        0.13%          0.14%     0.82%         0.00%          0.82%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Large Cap Value Fund                  0.56%(i)        0.13%          0.53%     1.22%         0.21%          1.01%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Mid Cap Growth                        0.66%(i)        0.13%          0.15%     0.94%         0.00%          0.94%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Mid Cap Value Fund                    0.73%(j)        0.13%          0.59%     1.45%         0.34%          1.11%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - S&P 500 Index Fund                    0.22%           0.13%          0.18%     0.53%         0.03%          0.50%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Select Value Fund(f)                  0.71%(i)        0.13%          0.37%     1.21%         0.13%          1.08%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund   0.48%           0.13%          0.18%     0.79%         0.00%          0.79%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Small Cap Advantage Fund(g)           0.74%(i)        0.13%          0.22%     1.09%         0.00%          1.09%
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Small Cap Value Fund(h)               0.96%(i)        0.13%          0.20%     1.29%         0.10%          1.19%
------------------------------------------------------------------------------------------------------------------------------------


(a)   The Fund pays RiverSource Investments a fee for managing its assets.

(b)   The Fund has adopted a plan under Rule 12b-1 of the Investment Company
      Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(d) RiverSource Investments pays Threadneedle a fee for sub-investment advisory services. Threadneedle (60 St. Mary Axe, London EC3A 8OQ,
      England) is an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.


(e) RiverSource Investments pays Davis a fee for sub-investment advisory services.

(f) RiverSource Investments pays Systematic and WEDGE a fee for sub-investment advisory services. Prior to Sept. 29, 2006, the fee for sub-investment advisory services was paid to GAMCO Asset Management, Inc.

(g) RiverSource Investments pays Kenwood a fee for sub-investment advisory services. Kenwood (Accenture Tower at Metropolitan Centre, Suite 2330,
      333 South 7th Street, Minneapolis, MN 55402) is an indirect subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource
      Investments.

(h)   RiverSource Investments pays Donald Smith, Franklin Portfolio
      Associates, Barrow, Hanley and River Road a fee for sub-investment advisory services.

(i) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.04% for RiverSource VP - Balanced
      Fund, 0.02% for RiverSource VP -Large Cap Equity Fund, 0.04% for
      RiverSource VP - Large Cap Value Fund, 0.04% for RiverSource VP - Mid
      Cap Growth Fund, 0.07% for RiverSource VP - Select Value Fund, 0.05% for
      RiverSource VP - Small Cap Advantage Fund and 0.02% for RiverSource VP -
      Small Cap Value Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Balanced Funds Index for RiverSource VP -
      Balanced Fund; the Lipper Large-Cap Core Funds Index for RiverSource VP
      - Large Cap Equity Fund; the Lipper Large-Cap Value Funds Index for
      RiverSource VP - Large Cap Value Fund; the Lipper Mid-Cap Growth Funds
      Index for



------------------------------------------------------------------------------

70P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS


      RiverSource VP - Mid Cap Growth Fund; the Lipper Multi-Cap Value Funds
      Index for RiverSource VP - Select Value Fund; the Lipper Small-Cap Core
      Funds Index for RiverSource VP - Small Cap Advantage Fund and the Lipper
      Small-Cap Value Funds Index for RiverSource VP - Small Cap Value Fund.

(j) Includes the impact of a performance incentive adjustment that increased the management fee by 0.09% for RiverSource VP - Diversified Equity
      Income Fund, 0.004% for RiverSource VP - Emerging Markets Fund, 0.02% for RiverSource VP - Growth Fund, 0.04% for RiverSource VP -
      International Opportunity Fund and 0.03% for RiverSource VP - Mid Cap
      Value Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Equity Income Funds Index for RiverSource VP - Diversified Equity
      Income Fund; the Lipper Emerging Markets Funds Index for RiverSource VP
      - Emerging Markets Fund; the Lipper Large-Cap Growth Funds Index for
      RiverSource VP - Growth Fund; the Lipper International Large-Cap Core
      Funds Index for RiverSource VP - International Opportunity Fund and the
      Lipper Mid-Cap Value Funds Index for RiverSource VP - Mid Cap Value
      Fund.

(k) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.83% for RiverSource VP - Core Bond Fund,
      1.07% for RiverSource VP - Fundamental Value Fund, 0.72% for RiverSource
      VP - Global Inflation Protected Securities Fund, 0.99% for RiverSource
      VP - Income Opportunities Fund, 1.05% for RiverSource VP - Large Cap
      Value Fund, 1.00% for RiverSource VP - Mid Cap Growth Fund, 1.08% for
      RiverSource VP - Mid Cap Value Fund, 0.495% for RiverSource VP - S&P 500
      Index Fund, 1.15% for RiverSource VP - Select Value Fund and 1.21% for
      RiverSource VP - Small Cap Value Fund.


EXAMPLE

THIS EXAMPLE ASSUMES THAT YOU INVEST $10,000 TO A SUBACCOUNT THAT INVESTS IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR UNITS AT THE END OF THOSE PERIODS. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------

RiverSource VP - Balanced Fund                                $   77   $   240   $   418   $    934
---------------------------------------------------------------------------------------------------
RiverSource VP - Cash Management Fund                         $   63   $   199   $   346   $    778
---------------------------------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                               $   85   $   285   $   501   $  1,127
---------------------------------------------------------------------------------------------------
RiverSource VP - Diversified Bond Fund                        $   79   $   246   $   429   $    958
---------------------------------------------------------------------------------------------------
RiverSource VP - Diversified Equity Income Fund               $   98   $   306   $   532   $  1,183
---------------------------------------------------------------------------------------------------
RiverSource VP - Emerging Markets Fund                        $  156   $   484   $   835   $  1,829
---------------------------------------------------------------------------------------------------
RiverSource VP - Fundamental Value Fund                       $  109   $   358   $   626   $  1,395
---------------------------------------------------------------------------------------------------
RiverSource VP - Global Bond Fund                             $  105   $   328   $   570   $  1,264
---------------------------------------------------------------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund   $   74   $   241   $   424   $    953
---------------------------------------------------------------------------------------------------
RiverSource VP - Growth Fund                                  $   94   $   294   $   510   $  1,136
---------------------------------------------------------------------------------------------------
RiverSource VP - High Yield Bond Fund                         $   91   $   284   $   494   $  1,100
---------------------------------------------------------------------------------------------------
RiverSource VP - Income Opportunities Fund                    $   99   $   309   $   537   $  1,194
---------------------------------------------------------------------------------------------------
RiverSource VP - International Opportunity Fund               $  114   $   356   $   618   $  1,368
---------------------------------------------------------------------------------------------------
RiverSource VP - Large Cap Equity Fund                        $   84   $   262   $   456   $  1,018
---------------------------------------------------------------------------------------------------
RiverSource VP - Large Cap Value Fund                         $  103   $   367   $   651   $  1,464
---------------------------------------------------------------------------------------------------
RiverSource VP - Mid Cap Growth Fund                          $   96   $   300   $   521   $  1,159
---------------------------------------------------------------------------------------------------
RiverSource VP - Mid Cap Value Fund                           $  113   $   426   $   761   $  1,711
---------------------------------------------------------------------------------------------------
RiverSource VP - S&P 500 Index Fund                           $   51   $   167   $   294   $    665
---------------------------------------------------------------------------------------------------
RiverSource VP - Select Value Fund                            $  110   $   372   $   653   $  1,459
---------------------------------------------------------------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund          $   81   $   253   $   440   $    982
---------------------------------------------------------------------------------------------------
RiverSource VP - Small Cap Advantage Fund                     $  111   $   347   $   602   $  1,333
---------------------------------------------------------------------------------------------------
RiverSource VP - Small Cap Value Fund                         $  121   $   399   $   699   $  1,553

---------------------------------------------------------------------------------------------------

THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 71P

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.


Portfolio Turnover. Active trading may increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realigns the portfolio, or if the subadviser(s) trades portfolio securities more frequently. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, is shown in the "Financial Highlights."

Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Manager of Managers Exemption" under "Additional Management Information." The date the current Subadviser(s) began serving the Fund is set forth in the Fund's "Management" section under the background of the firm. Performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


FUND MANAGEMENT AND COMPENSATION


INVESTMENT MANAGER


RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



------------------------------------------------------------------------------

72P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement) the fee for the most recent fiscal year based on the Fund's average daily net assets is disclosed in the expense table under "Fees and Expenses." For RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP
- Emerging Markets Fund, RiverSource VP - Fundamental Value Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP
- Select Value Fund, RiverSource VP - Small Cap Advantage Fund and RiverSource VP - Small Cap Value Fund management fee includes an adjustment computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper, Inc. See the expense table under "Fees and Expenses" for the Fund's corresponding Lipper Index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment. In certain circumstances, the Fund's Board may approve a change in the Lipper Index. For RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Fundamental Value Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - Select Value Fund, RiverSource VP - Small Cap Advantage Fund and RiverSource VP - Small Cap Value Fund the maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. For RiverSource VP -Balanced Fund the maximum adjustment (increase or decrease) is 0.08% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.


ADDITIONAL SERVICES AND COMPENSATION

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the RiverSource variable portfolio funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource variable portfolio funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the RiverSource variable portfolio funds. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Distribution Services. IDS Life Insurance Company, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or IDS Life), provides underwriting and distribution services to the RiverSource variable portfolio funds. Under the Distribution Agreement and related distribution plan(s), the distributor receives distribution and servicing fees. The distributor uses these fees to either pay financial advisors and/or to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth in the SAI. On Dec. 31, 2006, it is expected that IDS Life Insurance Company will change its name to RiverSource Life Insurance Company.


Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource variable portfolio funds pay the transfer agent a fee as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation may pay a portion of these fees to the distributor or other intermediaries that provide sub-transfer agent and other services to Fund shareholders and contract owners.

The SAI provides additional information about the services provided for the agreements set forth above.

PAYMENTS TO AFFILIATED INSURANCE COMPANIES

Currently, the RiverSource variable portfolio funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by IDS Life and other affiliated insurance companies (IDS Life). These products may include unaffiliated mutual funds as investment options, and IDS Life receives payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. Within Ameriprise Financial, Inc., IDS Life is allocated resources, including revenue earned by RiverSource Investments and its affiliates for providing investment management and other services to the RiverSource variable portfolio funds, as a result of including these funds in the products. The amount of payment from an unaffiliated fund or allocation from affiliates resources varies, and may be significant. The amount of the payment or allocation IDS Life receives from a fund may create an incentive for IDS Life and may influence its decision regarding which funds to include in a product. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 73P

12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by IDS Life. See the product prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Fund may serve as the underlying investments for both variable annuity and variable life insurance contracts of various insurance companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, the Boards of Directors of the Funds intend to monitor events to identify any material conflicts that may arise and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more participating insurance companies' separate accounts might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Manager Exemption. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before any of RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - High Yield Bond Fund, or RiverSource VP - Short Duration U.S. Government Fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Asset Allocation Program. The RiverSource Variable Portfolio Funds may be included as component funds in asset allocation programs (Programs). The Programs are available to owners of certain variable annuity contracts (contract owners), and, if available to you, is described in your annuity prospectus. Under the Programs, contract owners choose asset allocation model portfolios (model portfolios). Contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses as it raises cash for money flowing out of the component fund or to buy securities with money flowing into the component fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the component fund, and could adversely affect those contract owners who own the component fund but do not participate in the Program. Large flows resulting in increased transactional expenses could detract from the achievement of a component fund's investment objective during a period of rising market prices; conversely, a large cash position may reduce the magnitude of a component fund's loss in the event of falling market prices, and provide the component fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in Programs, if you invest in a component fund, you may be impacted if the component fund is included in one or more model portfolios.

Cash Reserves. A fund may invest its daily cash balance in RiverSource Short Term Cash Fund (Short Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses. However, Short Term Cash Fund is expected to operate at a very low expense ratio. A fund will invest in Short Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


------------------------------------------------------------------------------

74P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

BUYING AND SELLING SHARES

VALUING FUND SHARES

The net asset value (NAV) is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. RiverSource Variable Portfolio - Cash Management Fund's securities are valued at amortized costs. However, securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING

The Board of Directors has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent the Fund has significant holdings in foreign securities, including emerging markets securities, small cap stocks and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Funds' Board of Directors has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 75P

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

DISTRIBUTIONS AND TAXES

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE RETURNS DO NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD REDUCE TOTAL RETURN FOR ALL PERIODS SHOWN. THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


RiverSource VP - Balanced Fund

-----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006      2005      2004      2003      2002
Net asset value, beginning of period                                  $ 15.18   $ 14.17   $ 13.00   $ 12.32   $ 15.30
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .41       .35       .31       .31       .33
Net gains (losses) (both realized and unrealized)                         .72      1.02      1.17       .82     (1.88)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         1.13      1.37      1.48      1.13     (1.55)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.41)     (.36)     (.31)     (.31)     (.34)
Distributions from realized gains                                        (.46)       --        --      (.14)    (1.09)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.87)     (.36)     (.31)     (.45)    (1.43)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 15.44   $ 15.18   $ 14.17   $ 13.00   $ 12.32
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $ 2,046   $ 2,437   $ 2,664   $ 2,416   $ 2,709
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                          .77%      .82%      .78%      .80%      .77%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        2.63%     2.34%     2.16%     2.48%     2.31%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 130%      131%      133%      119%      103%
-----------------------------------------------------------------------------------------------------------------------
Total return(c)                                                          7.76%     9.68%    11.39%     9.40%   (10.91%)
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.



------------------------------------------------------------------------------

76P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Cash Management Fund

------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                            2006       2005       2004      2003       2002
Net asset value, beginning of period                                 $  1.00    $  1.00    $  1.00    $ 1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .04        .02         --       .01        .02
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.04)      (.02)        --      (.01)      (.02)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  1.00    $  1.00    $  1.00    $ 1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   999    $   688    $   773    $  868    $ 1,123
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         .67%       .70%       .69%      .70%       .69%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       4.01%      1.88%       .47%      .72%      1.61%
------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                         4.01%      1.92%       .48%      .72%      1.59%
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - Core Bond Fund

------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                            2006       2005       2004(b)
Net asset value, beginning of period                                 $ 10.05    $ 10.01    $  9.98
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .39        .31        .14
Net gains (losses) (both realized and unrealized)                       (.26)       .04        .03
------------------------------------------------------------------------------------------------------
Total from investment operations                                         .13        .35        .17
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.39)      (.31)      (.14)
Distributions from realized gains                                       (.02)        --         --
------------------------------------------------------------------------------------------------------
Total distributions                                                     (.41)      (.31)      (.14)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.77    $ 10.05    $ 10.01
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    63    $    58    $    36
------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                     .86%       .95%       .95%(e)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.97%      3.10%      2.33%(e)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                319%       339%       221%
------------------------------------------------------------------------------------------------------
Total return(f)                                                         1.38%      3.64%      1.67%(g)
------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.96%, 1.01% and 1.13% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 77P

RiverSource VP - Diversified Bond Fund

-------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                            2006       2005       2004       2003       2002
Net asset value, beginning of period                                 $ 10.66    $ 10.62    $ 10.40    $ 10.38    $ 10.61
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .43        .39        .38        .44        .56
Net gains (losses) (both realized and unrealized)                       (.27)       .06        .22        .02       (.23)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .16        .45        .60        .46        .33
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.43)      (.41)      (.38)      (.44)      (.56)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 10.39    $ 10.66    $ 10.62    $ 10.40    $ 10.38
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $ 2,325    $ 1,824    $ 1,696    $ 1,765    $ 1,814
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         .80%       .82%       .81%       .81%       .80%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       4.15%      3.65%      3.60%      4.23%      5.41%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                292%       293%       295%       251%       167%
-------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                         1.58%      4.27%      5.84%      4.50%      3.20%
-------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - Diversified Equity Income Fund

--------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                            2006       2005       2004       2003       2002
Net asset value, beginning of period                                 $ 13.83    $ 11.17    $  9.65    $  8.41    $ 10.20
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .23        .20        .17        .17        .13
Net gains (losses) (both realized and unrealized)                       1.80       2.65       1.51       1.24      (1.75)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        2.03       2.85       1.68       1.41      (1.62)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.22)      (.19)      (.16)      (.17)      (.13)
Distributions from realized gains                                       (.55)        --         --         --       (.04)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.77)      (.19)      (.16)      (.17)      (.17)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 15.09    $ 13.83    $ 11.17    $  9.65    $  8.41
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $ 2,877    $ 1,679    $   843    $   370    $   267
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         .91%       .84%       .86%       .76%       .87%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       1.61%      1.66%      1.77%      2.13%      1.59%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 27%        25%        19%        39%        35%
--------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                        15.19%     25.59%     17.53%     17.00%    (16.16%)
--------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.



------------------------------------------------------------------------------

78P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Emerging Markets Fund

-------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                            2006       2005       2004         2003         2002
Net asset value, beginning of period                                 $ 13.14    $  9.80    $  8.44      $  7.04      $ 6.68
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .09        .06        .09          .04         .02
Net gains (losses) (both realized and unrealized)                       3.85       3.72       1.39         1.38         .34
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        3.94       3.78       1.48         1.42         .36
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.06)      (.06)      (.12)        (.02)         --
Distributions from realized gains                                       (.70)      (.38)        --           --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.76)      (.44)      (.12)        (.02)         --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 16.32    $ 13.14    $  9.80      $  8.44      $ 7.04
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   427    $   192    $    46      $    16      $   10
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        1.54%      1.55%      1.61%(c)     1.75%(c)    1.68%(c)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        .68%       .58%       .65%         .67%        .31%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                146%       120%       117%         191%        215%
-------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                        30.97%     39.60%     17.63%       20.25%       5.45%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.67%, 2.04% and 2.36% for the years ended Aug. 31, 2004, 2003 and 2002, respectively.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - Fundamental Value Fund

---------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                            2006(b)
Net asset value, beginning of period                                 $ 10.06
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .02
Net gains (losses) (both realized and unrealized)                       (.03)
---------------------------------------------------------------------------------
Total from investment operations                                        (.01)
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.02)
---------------------------------------------------------------------------------
Net asset value, end of period                                       $ 10.03
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   232
---------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    1.07%(e)
---------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       1.27%(e)
---------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  3%
---------------------------------------------------------------------------------
Total return(f)                                                         (.05%)(g)
---------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.15% for the period ended Aug. 31, 2006.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 79P

RiverSource VP - Global Bond Fund

-------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                            2006       2005       2004       2003       2002
Net asset value, beginning of period                                 $ 11.02    $ 10.82    $ 10.40    $ 10.02    $  9.76
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .30        .34        .35        .34        .38
Net gains (losses) (both realized and unrealized)                       (.17)       .39        .73        .61        .36
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .13        .73       1.08        .95        .74
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.31)      (.53)      (.66)      (.57)      (.48)
Distributions from realized gains                                       (.05)        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.36)      (.53)      (.66)      (.57)      (.48)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 10.79    $ 11.02    $ 10.82    $ 10.40    $ 10.02
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   692    $   575    $   409    $   312    $   233
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        1.06%      1.08%      1.08%      1.09%      1.08%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.85%      2.63%      2.76%      3.08%      3.92%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 65%        79%       105%       102%        46%
-------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                         1.27%      6.75%     10.57%      9.56%      7.83%
-------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - Global Inflation Protected Securities Fund

-------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                            2006       2005(b)
Net asset value, beginning of period                                 $ 10.19    $ 10.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .47        .32
Net gains (losses) (both realized and unrealized)                       (.26)       .19
-------------------------------------------------------------------------------------------
Total from investment operations                                         .21        .51
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.34)      (.32)
Distributions from realized gains                                       (.02)        --
-------------------------------------------------------------------------------------------
Total distributions                                                     (.36)      (.32)
-------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 10.04    $ 10.19
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $   403    $   116
-------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                     .72%       .75%(e)
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       4.23%      3.42%(e)
-------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 75%        29%
-------------------------------------------------------------------------------------------
Total return(f)                                                         2.18%      5.22%(g)
-------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.77% and 0.87% for the periods ended Aug. 31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.



------------------------------------------------------------------------------

80P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Growth Fund

-----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006      2005      2004      2003      2002
Net asset value, beginning of period                                  $  6.61   $  5.69   $  5.45   $  5.00   $  6.48
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .06       .03       .02       .01        --
Net gains (losses) (both realized and unrealized)                         .33       .91       .24       .45     (1.48)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .39       .94       .26       .46     (1.48)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.07)     (.02)     (.02)     (.01)       --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  6.93   $  6.61   $  5.69   $  5.45   $  5.00
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $   612   $   392   $   261   $   223   $   144
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                          .91%      .92%      .85%      .99%      .81%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        1.04%      .42%      .27%      .20%       --%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 156%      154%      192%      199%      272%
-----------------------------------------------------------------------------------------------------------------------
Total return(c)                                                          5.79%    16.74%     4.64%     9.29%   (22.80%)
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - High Yield Bond Fund

-----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006      2005      2004      2003      2002
Net asset value, beginning of period                                  $  6.76   $  6.60   $  6.22   $  5.66   $  6.83
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .47       .44       .47       .48       .56
Net gains (losses) (both realized and unrealized)                        (.09)      .16       .38       .54     (1.17)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .38       .60       .85      1.02      (.61)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.46)     (.44)     (.47)     (.46)     (.56)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  6.68   $  6.76   $  6.60   $  6.22   $  5.66
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $ 1,192   $ 1,246   $ 1,130   $   843   $   577
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                          .87%      .83%      .82%      .83%      .83%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        7.02%     6.58%     7.30%     8.31%     8.91%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 106%      106%      139%      141%      135%
-----------------------------------------------------------------------------------------------------------------------
Total return(c)                                                          5.76%     9.31%    14.03%    18.81%    (9.33%)
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.



--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 81P

RiverSource VP - Income Opportunities Fund

--------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006        2005         2004(b)
Net asset value, beginning of period                                  $ 10.39     $ 10.29     $   9.93
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .64         .59          .15
Net gains (losses) (both realized and unrealized)                        (.26)        .18          .36
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .38         .77          .51
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.64)       (.59)        (.15)
Distributions from realized gains                                        (.05)       (.08)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.69)       (.67)        (.15)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 10.08     $ 10.39     $  10.29
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $   259     $    45     $     16
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                          .96%        .99%(d)      .99%(d),(e)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        6.39%       5.69%        6.03%(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  87%         93%          36%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                                          3.76%       7.73%        5.17%(g)
--------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.03% and 1.55% for the periods ended Aug. 31, 2005 and 2004, respectively.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - International Opportunity Fund

--------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006        2005         2004        2003        2002
Net asset value, beginning of period                                  $ 10.02     $  8.23     $   7.19     $  7.00     $  8.39
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .12         .11          .08         .08         .07
Net gains (losses) (both realized and unrealized)                        2.27        1.80         1.05         .16       (1.35)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         2.39        1.91         1.13         .24       (1.28)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.17)       (.12)        (.09)       (.05)       (.07)
Distributions from realized gains                                          --          --           --          --        (.01)
Excess distributions from net investment income                            --          --           --          --        (.03)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.17)       (.12)        (.09)       (.05)       (.11)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 12.24     $ 10.02     $   8.23     $  7.19     $  7.00
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $ 1,266     $ 1,184     $    974     $   738     $   873
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.12%       1.04%         .98%       1.06%       1.07%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        1.04%       1.19%         .99%       1.19%        .83%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  74%         90%         142%        102%        140%
--------------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                         23.82%      23.29%       15.77%       3.48%     (15.38%)
--------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.



------------------------------------------------------------------------------

82P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Large Cap Equity Fund

--------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006        2005        2004         2003        2002
Net asset value, beginning of period                                  $ 21.48     $ 19.32     $  18.04     $ 16.48     $ 20.87
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .29         .24          .14         .10         .10
Net gains (losses) (both realized and unrealized)                        1.43        2.15         1.28        1.56       (2.83)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         1.72        2.39         1.42        1.66       (2.73)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.29)       (.23)        (.14)       (.10)       (.09)
Distributions from realized gains                                          --          --           --          --       (1.57)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.29)       (.23)        (.14)       (.10)      (1.66)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 22.91     $ 21.48     $  19.32     $ 18.04     $ 16.48
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $ 3,733     $ 2,510     $  2,535     $ 1,982     $ 2,227
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                          .82%        .80%         .85%        .85%        .80%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        1.30%       1.13%         .72%        .62%        .52%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  85%        132%         114%        115%        146%
--------------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                          8.02%      12.42%        7.87%      10.16%     (14.08%)
--------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - Large Cap Value Fund

----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006        2005         2004(b)
Net asset value, beginning of period                                  $ 10.99     $ 10.00     $   9.99
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .17         .14          .05
Net gains (losses) (both realized and unrealized)                         .98        1.06          .02
----------------------------------------------------------------------------------------------------------
Total from investment operations                                         1.15        1.20          .07
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.17)       (.14)        (.06)
Distributions from realized gains                                        (.26)       (.07)          --
----------------------------------------------------------------------------------------------------------
Total distributions                                                      (.43)       (.21)        (.06)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 11.71     $ 10.99     $  10.00
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $    21     $    15     $      7
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                     1.02%       1.05%        1.05%(e)
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        1.55%       1.37%        1.03%(e)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  49%         52%          24%
----------------------------------------------------------------------------------------------------------
Total return(f)                                                         10.75%      12.04%         .69%(g)
----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.20%, 2.55% and 2.85% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.



--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 83P

RiverSource VP - Mid Cap Growth Fund

---------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006        2005         2004        2003       2002
Net asset value, beginning of period                                  $ 12.43     $ 10.11     $  10.09     $  8.54    $  9.57
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             (.01)       (.04)        (.05)       (.05)      (.04)
Net gains (losses) (both realized and unrealized)                        (.44)       2.36          .07        1.60       (.99)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (.45)       2.32          .02        1.55      (1.03)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                       --          --           --          --         --
Distributions from realized gains                                       (1.02)         --           --          --         --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (1.02)         --           --          --         --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 10.96     $ 12.43     $  10.11     $ 10.09    $  8.54
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $   709     $   255     $    225     $   170    $    72
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                          .92%        .82%         .85%       1.06%      1.10%(c)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        (.14%)      (.32%)       (.49%)      (.71%)     (.76%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  43%         34%          25%         19%        20%
---------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                         (4.43%)     23.03%         .13%      18.20%    (10.77%)
---------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.39% for the year ended Aug. 31, 2002.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - Mid Cap Value Fund

---------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006        2005(b)
Net asset value, beginning of period                                  $ 11.42     $ 10.15
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .09         .01
Net gains (losses) (both realized and unrealized)                        1.27        1.28
---------------------------------------------------------------------------------------------
Total from investment operations                                         1.36        1.29
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.09)       (.02)
Distributions from realized gain                                         (.04)         --
---------------------------------------------------------------------------------------------
Total distributions                                                      (.13)       (.02)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 12.65     $ 11.42
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $   228     $     7
---------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                     1.11%       1.08%(e)
---------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        1.02%        .62%(e)
---------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  60%          7%
---------------------------------------------------------------------------------------------
Total return(f)                                                         11.93%      12.70%(g)
---------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.44% and 2.97% for the periods ended Aug. 31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.



------------------------------------------------------------------------------

84P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - S&P 500 Index Fund

--------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006        2005         2004        2003        2002
Net asset value, beginning of period                                  $  8.30     $  7.54     $   6.88     $  6.24     $  7.71
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .13         .13          .09         .08         .07
Net gains (losses) (both realized and unrealized)                         .57         .76          .66         .64       (1.47)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .70         .89          .75         .72       (1.40)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.13)       (.13)        (.09)       (.08)       (.07)
Distributions from realized gains                                        (.02)         --           --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.15)       (.13)        (.09)       (.08)       (.07)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  8.85     $  8.30     $   7.54     $  6.88     $  6.24
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $   367     $   367     $    283     $   171     $    99
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)                      .50%        .50%         .49%        .50%        .50%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        1.46%       1.65%        1.21%       1.31%       1.01%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                   6%          5%          --%          5%         72%
--------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                          8.38%(e)   11.98%       10.84%      11.51%     (18.29%)
--------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.53%, 0.56%, 0.57%, 0.64% and 0.82% for the years ended
      Aug. 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(e)   The Fund received a one time transaction fee reimbursement by Ameriprise
      Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.

RiverSource VP - Select Value Fund

-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006        2005         2004(b)
Net asset value, beginning of period                                  $ 11.45     $  9.95     $   9.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .25         .05          .02
Net gains (losses) (both realized and unrealized)                         .44        1.55         (.03)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                          .69        1.60         (.01)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.25)       (.05)        (.02)
Distributions from realized gains                                        (.17)       (.05)          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                                      (.42)       (.10)        (.02)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 11.72     $ 11.45     $   9.95
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $    27     $    23     $      9
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                     1.08%       1.15%        1.15%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        2.19%        .45%         .50%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  35%         31%          13%
-----------------------------------------------------------------------------------------------------------
Total return(f)                                                          6.17%      16.18%        (.11%)(g)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.19%, 1.17% and 1.97% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.



--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 85P

RiverSource VP - Short Duration U.S. Government Fund

-----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006      2005       2004      2003      2002
Net asset value, beginning of period                                  $ 10.21   $ 10.34   $  10.46   $ 10.55   $ 10.34
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .36       .27        .25       .27       .34
Net gains (losses) (both realized and unrealized)                        (.10)     (.13)      (.07)     (.05)      .23
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .26       .14        .18       .22       .57
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.36)     (.27)      (.25)     (.27)     (.34)
Distributions from realized gains                                          --        --       (.05)     (.04)     (.02)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.36)     (.27)      (.30)     (.31)     (.36)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 10.11   $ 10.21   $  10.34   $ 10.46   $ 10.55
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $   463   $   484   $    506   $   479   $   276
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                          .82%      .83%       .82%      .82%      .83%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        3.55%     2.67%      2.36%     2.47%     3.24%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 236%      171%       135%      179%      292%
-----------------------------------------------------------------------------------------------------------------------
Total return(c)                                                          2.61%     1.43%      1.70%     2.06%     5.42%
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - Small Cap Advantage Fund

------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006      2005       2004      2003      2002
Net asset value, beginning of period                                  $ 15.11   $ 12.64   $  11.25   $  8.79   $ 10.13
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               --      (.04)      (.05)     (.02)     (.02)
Net gains (losses) (both realized and unrealized)                         .61      3.14       1.44      2.48     (1.32)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .61      3.10       1.39      2.46     (1.34)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                       (1.92)     (.63)        --        --        --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 13.80   $ 15.11   $  12.64   $ 11.25   $  8.79
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $   218   $   235   $    184   $   102   $    59
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.06%     1.07%      1.10%     1.19%     1.11%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        (.02%)    (.28%)     (.42%)    (.20%)    (.21%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 132%      112%       104%      124%      156%
------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                          4.40%    24.88%     12.40%    27.96%   (13.28%)
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.



--------------------------------------------------------------------------------

86P RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Small Cap Value Fund

-------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                             2006        2005        2004        2003        2002
Net asset value, beginning of period                                  $ 14.46     $ 13.10     $ 11.39     $  9.52     $  9.84
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .06         .02        (.02)       (.03)       (.03)
Net gains (losses) (both realized and unrealized)                        1.61        2.53        1.92        1.95        (.29)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         1.67        2.55        1.90        1.92        (.32)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.06)       (.01)         --        (.01)         --
Distributions from realized gains                                       (1.01)      (1.18)       (.19)       (.04)         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (1.07)      (1.19)       (.19)       (.05)         --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 15.06     $ 14.46     $ 13.10     $ 11.39     $  9.52
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $   549     $   412     $   229     $   134     $    63
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.24%(c)    1.28%       1.27%       1.55%       1.48%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         .41%        .12%       (.20%)      (.43%)      (.67%)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 102%         65%         84%         87%         12%
-------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                         12.28%      20.02%      16.78%      20.24%      (3.19%)
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.28% for the year ended Aug. 31, 2006.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.



--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS 87P

Additional information about the Funds and their investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial advisor, investment professional or RiverSource Service Corporation.

RiverSource Variable Portfolio Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #s:

RiverSource Variable Portfolio - Balanced Fund                                811-4252
RiverSource Variable Portfolio - Cash Management Fund                         811-3190
RiverSource Variable Portfolio - Core Bond Fund                               811-3219
RiverSource Variable Portfolio - Diversified Bond Fund                        811-3219
RiverSource Variable Portfolio - Diversified Equity Income Fund               811-4252
RiverSource Variable Portfolio - Emerging Markets Fund                        811-3218
RiverSource Variable Portfolio - Fundamental Value Fund                       811-10383
RiverSource Variable Portfolio - Global Bond Fund                             811-3219
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund   811-3219
RiverSource Variable Portfolio - Growth Fund                                  811-3218
RiverSource Variable Portfolio - High Yield Bond Fund                         811-3219
RiverSource Variable Portfolio - Income Opportunities Fund                    811-3219
RiverSource Variable Portfolio - International Opportunity Fund               811-3218
RiverSource Variable Portfolio - Large Cap Equity Fund                        811-3218
RiverSource Variable Portfolio - Large Cap Value Fund                         811-3218
RiverSource Variable Portfolio - Mid Cap Growth Fund                          811-3218
RiverSource Variable Portfolio - Mid Cap Value Fund                           811-3218
RiverSource Variable Portfolio - S&P 500 Index Fund                           811-3218
RiverSource Variable Portfolio - Select Value Fund                            811-10383
RiverSource Variable Portfolio - Short Duration U.S. Government Fund          811-3219
RiverSource Variable Portfolio - Small Cap Advantage Fund                     811-3218
RiverSource Variable Portfolio - Small Cap Value Fund                         811-10383

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

                                                           S-6466-99 Z (10/06)

                      STATEMENT OF ADDITIONAL INFORMATION

                                 OCT. 30, 2006


RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

RIVERSOURCE VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND
   RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND
   RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
   RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND
   RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND


RIVERSOURCE VARIABLE PORTFOLIO - MANAGED SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND
   RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND


RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND




RIVERSOURCE VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND*

*     This Fund is closed to new investors.




This is the Statement of Additional Information (SAI) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.


Each fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the investment manager or RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and other aspects of fund management can be found by referencing the Table of Contents.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies ..............................p. 5
Investment Strategies and Types of Investments ..................................p. 9
Information Regarding Risks and Investment Strategies ..........................p. 11
Securities Transactions ........................................................p. 33

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager ...p. 40
Valuing Fund Shares ............................................................p. 42
Portfolio Holdings Disclosure ..................................................p. 44
Proxy Voting ...................................................................p. 45
Selling Shares .................................................................p. 46
Capital Loss Carryover .........................................................p. 47
Taxes ..........................................................................p. 48
Agreements .....................................................................p. 49
Organizational Information .....................................................p. 71
Board Members and Officers .....................................................p. 73
Control Persons and Principal Holders of Securities ............................p. 78
Independent Registered Public Accounting Firm ..................................p. 78
Appendix A: Description of Ratings .............................................p. 79
Appendix B: Additional Information About the S&P 500 Index .....................p. 84


LIST OF TABLES


1.    Fund Fiscal Year Ends, Prospectus Dates and Investment Categories .........p. 4

2.    Fundamental Policies ......................................................p. 5
3.    Nonfundamental Policies ...................................................p. 7
4.    Investment Strategies and Types of Investments ............................p. 9

5.    Total Brokerage Commissions ..............................................p. 35
6.    Brokerage Directed for Research and Turnover Rates .......................p. 36
7.    Securities of Regular Brokers or Dealers .................................p. 37
8.    Brokerage Commissions Paid to Investment Manager or Affiliates ...........p. 40
9.    Valuing Fund Shares ......................................................p. 42
10.   Capital Loss Carryover ...................................................p. 47
11.   Investment Management Services Agreement Fee Schedule ....................p. 49
12.   Lipper Indexes ...........................................................p. 53
13.   Performance Incentive Adjustment Calculation .............................p. 53
14.   Management Fees and Nonadvisory Expenses .................................p. 54

15.   Subadvisers and Subadvisory Agreement Fee Schedules ......................p. 56
16.   Subadvisory Fees .........................................................p. 57
17.   Portfolio Managers .......................................................p. 58

18.   Administrative Services Agreement Fee Schedule ...........................p. 68
19.   Administrative Fees ......................................................p. 69
20.   12b-1 Fees ...............................................................p. 70
21.   Fund History Table for RiverSource Variable Portfolio Funds ..............p. 72
22.   Board Members ............................................................p. 73
23.   Fund Officers ............................................................p. 74
24.   Committee Meetings .......................................................p. 75
25.   Board Member Holdings - All Funds ........................................p. 76
26.   Board Member Compensation - All Funds ....................................p. 76
27.   Board Member Compensation - Individual Funds .............................p. 77


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 2

Throughout this SAI, the funds are referred to as follows:

RiverSource Variable Portfolio - Balanced Fund (Balanced)
RiverSource Variable Portfolio - Cash Management Fund (Cash Management) RiverSource Variable Portfolio - Core Bond Fund (Core Bond)
RiverSource Variable Portfolio - Core Equity Fund (Core Equity)
RiverSource Variable Portfolio - Diversified Bond Fund (Diversified Bond) RiverSource Variable Portfolio - Diversified Equity Income Fund (Diversified
                                 Equity Income)
RiverSource Variable Portfolio - Emerging Markets Fund (Emerging Markets) RiverSource Variable Portfolio - Fundamental Value Fund (Fundamental Value) RiverSource Variable Portfolio - Global Bond Fund (Global Bond)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund
                                 (Global Inflation Protected Securities)
RiverSource Variable Portfolio - Growth Fund (Growth)
RiverSource Variable Portfolio - High Yield Bond Fund (High Yield Bond) RiverSource Variable Portfolio - Income Opportunities Fund (Income
                                 Opportunities)
RiverSource Variable Portfolio - International Opportunity Fund (International
                                 Opportunity)
RiverSource Variable Portfolio - Large Cap Equity Fund (Large Cap Equity) RiverSource Variable Portfolio - Large Cap Value Fund (Large Cap Value) RiverSource Variable Portfolio - Mid Cap Growth Fund (Mid Cap Growth) RiverSource Variable Portfolio - Mid Cap Value Fund (Mid Cap Value)
RiverSource Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)
RiverSource Variable Portfolio - Select Value Fund (Select Value)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (Short
                                 Duration U.S. Government)
RiverSource Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage) RiverSource Variable Portfolio - Small Cap Value Fund (Small Cap Value)



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 3

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.


  TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATES AND INVESTMENT CATEGORIES

-------------------------------------------------------------------------------------------------------
                FUND                    FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
-------------------------------------------------------------------------------------------------------
Balanced                                August 31         Oct. 30, 2006     Balanced
-------------------------------------------------------------------------------------------------------
Cash Management                         August 31         Oct. 30, 2006     Money market
-------------------------------------------------------------------------------------------------------
Core Bond                               August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
Core Equity                             December 31       March 1, 2006     Equity
-------------------------------------------------------------------------------------------------------
Diversified Bond                        August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
Diversified Equity Income               August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Emerging Markets                        August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Fundamental Value                       August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Global Bond                             August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities   August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
Growth                                  August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
High Yield Bond                         August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
Income Opportunities                    August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
International Opportunity               August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Large Cap Equity                        August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Large Cap Value                         August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Mid Cap Growth                          August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Mid Cap Value                           August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
S&P 500 Index                           August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Select Value                            August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Short Duration U.S. Government          August 31         Oct. 30, 2006     Fixed Income
-------------------------------------------------------------------------------------------------------
Small Cap Advantage                     August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------
Small Cap Value                         August 31         Oct. 30, 2006     Equity
-------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 4

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

      o Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

      o Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

      o Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

ADDITIONALLY FOR CASH MANAGEMENT: The fund will not:

      o Buy on margin or sell short or deal in options to buy or sell securities.

      o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

In addition to the policies described above and any fundamental policies described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A shaded box indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

------------------------------------------------------------------------------------------------------------------------------------
                                             A            B            C               D                 E                 F
                                        BUY OR SELL  BUY OR SELL  ISSUE SENIOR   BUY MORE THAN    INVEST MORE THAN   CONCENTRATE IN
                FUND                    REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER  5% IN AN ISSUER   ANY ONE INDUSTRY
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                    A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                             A2                         C1              D1                E1                F2
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                   A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                                 A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                            A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                   A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                            A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                           A1           B2            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                                 A1           B1            C1              D1                                  F1
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities       A1           B1            C1                                                  F1
------------------------------------------------------------------------------------------------------------------------------------
Growth                                      A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                             A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                        A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 5

------------------------------------------------------------------------------------------------------------------------------------
                                             A            B            C               D                 E                 F
                                        BUY OR SELL  BUY OR SELL  ISSUE SENIOR   BUY MORE THAN    INVEST MORE THAN   CONCENTRATE IN
                FUND                    REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER  5% IN AN ISSUER   ANY ONE INDUSTRY
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity                   A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                            A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                             A1           B2            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                              A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                               A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                               A1           B1            C1                                                  F1
------------------------------------------------------------------------------------------------------------------------------------
Select Value                                A1           B2            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government              A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                         A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                             A1           B2            C1                                                  F1
------------------------------------------------------------------------------------------------------------------------------------

A. BUY OR SELL REAL ESTATE

      A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

      A2 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES

      B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      B2 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C. ISSUE SENIOR SECURITIES

      C1 - The fund will not issue senior securities, except as permitted under the 1940 Act.

D. BUY MORE THAN 10% OF AN ISSUER

      D1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

E. INVEST MORE THAN 5% IN AN ISSUER

      E1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

F. CONCENTRATE

      F1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      F2 - The fund will not intentionally invest more than 25% of the fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 6

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                       TABLE 3. NONFUNDAMENTAL POLICIES

The following are guidelines that may be changed by the Board at any time:

------------------------------------------------------------------------------------------------------------------------------------

                      A         B           C          D         E           F            G            H           I           J
                   DEPOSIT                          MARGIN,    MONEY    INVESTING TO                                        INVEST
                     ON      ILLIQUID   INVESTMENT  SELLING    MARKET    CONTROL OR    FOREIGN        DEBT       EQUITY      WHILE
      FUND         FUTURES  SECURITIES  COMPANIES    SHORT   SECURITIES    MANAGE     SECURITIES   SECURITIES  SECURITIES  BORROWING

------------------------------------------------------------------------------------------------------------------------------------
Balanced             A1         B1          C1        D2         E1          F1         G1-25%
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                 B2          C1        See                               G1-25%         H9
                                                    Table 1
------------------------------------------------------------------------------------------------------------------------------------
Core Bond            A1         B1          C2        D4         E1          F1         G1-15%
------------------------------------------------------------------------------------------------------------------------------------
Core Equity          A1         B1          C1        D4         E1          F1         G1-20%        H10
------------------------------------------------------------------------------------------------------------------------------------

Diversified Bond     A1         B1          C1        D3         E1          F1         G1-15%

------------------------------------------------------------------------------------------------------------------------------------
Diversified          A1         B1          C1        D2         E1          F1         G1-25%         H7
Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets     A1         B1          C1        D1         E1          F1        G1-100%       H1, H5
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value    A1         B2          C2        D7         E2          F1                                               J1
------------------------------------------------------------------------------------------------------------------------------------
Global Bond          A1         B1          C1        D2         E1          F1        G1-100%         H8
------------------------------------------------------------------------------------------------------------------------------------

Global Inflation     A1         B1          C1        D4
Protected
Securities

------------------------------------------------------------------------------------------------------------------------------------
Growth               A1         B1          C1        D4         E1          F1         G1-25%         H3
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond      A1         B1          C1        D3         E1          F1         G1-25%                     I1
------------------------------------------------------------------------------------------------------------------------------------
Income               A1         B1          C1        D4         E1          F1         G1-25%
Opportunities
------------------------------------------------------------------------------------------------------------------------------------
International        A1         B1          C3        D1         E1          F1        G2-100%
Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity     A1         B1          C1        D4         E1          F1         G1-25%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value      A1         B1          C1        D1         E1          F1         G1-20%         H5
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth       A1         B1          C1        D1         E1          F1         G1-15%         H4
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value        A1         B1          C1        D2         E1          F1         G1-25%         H6
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index        A1         B1                    D6
------------------------------------------------------------------------------------------------------------------------------------
Select Value         A1         B1          C2        D1         E1                     G1-20%         H2                     J1
------------------------------------------------------------------------------------------------------------------------------------
Short Duration       A1         B1          C1        D5         E1          F1
U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Small Cap            A1         B1          C1        D1         E1
Advantage
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value      A1         B1          C1        D1         E1                                                           J1
------------------------------------------------------------------------------------------------------------------------------------

A. DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS

      A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

B. ILLIQUID SECURITIES

      B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

      B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 7

C. INVESTMENT COMPANIES

      C1 - The fund will not invest more than 10% of its total assets in the securities of investment companies.

      C2 - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

      C3 - The fund will not invest more than 10% of its total assets in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission.

D. MARGIN/SELLING SHORT

      D1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

      D2 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

      D3 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

      D4 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

      D5 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.

      D6 - The fund will not buy on margin, except the fund may make margin payments in connection with transactions in futures contracts.

      D7 - The fund will not buy on margin or sell securities short, except in connection with derivative instruments.

E. MONEY MARKET SECURITIES

      E1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

      E2 - Ordinarily, less than 20% of the fund's total assets are invested in money market instruments.

F. INVESTING TO CONTROL OR MANAGE

      F1 -  The fund will not invest in a company to control or manage it.

G. FOREIGN SECURITIES

      G1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

      G2 - The fund may invest its total assets, up to the amount shown, in foreign investments. Normally, investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

H. DEBT SECURITIES

      H1 -  The fund may invest up to 20% of its net assets in bonds.

      H2 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

      H3 - The fund may not purchase debt securities rated below investment grade.

      H4 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

      H5 - The fund may invest up to 10% of its net assets in bonds rated below investment grade.

      H6 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      H7 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      H8 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 8

      H9 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

      H10 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

I. EQUITY SECURITIES

      I1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

J. INVEST WHILE BORROWING

      J1 - The fund will not make additional investments while any borrowing remains outstanding.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

            TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

--------------------------------------------------------------------------------------------------------

                 INVESTMENT STRATEGY                     BALANCED   FIXED INCOME   EQUITY   MONEY MARKET

--------------------------------------------------------------------------------------------------------
Agency and government securities                            o            o           o           o
--------------------------------------------------------------------------------------------------------
Borrowing                                                   o            o           o           o
--------------------------------------------------------------------------------------------------------
Cash/money market instruments                               o            o           o           o
--------------------------------------------------------------------------------------------------------
Collateralized bond obligations                             o            o          o A
--------------------------------------------------------------------------------------------------------
Commercial paper                                            o            o           o           o
--------------------------------------------------------------------------------------------------------
Common stock                                                o           o B          o
--------------------------------------------------------------------------------------------------------
Convertible securities                                      o           o C          o
--------------------------------------------------------------------------------------------------------
Corporate bonds                                             o            o           o
--------------------------------------------------------------------------------------------------------
Debt obligations                                            o            o           o           o
--------------------------------------------------------------------------------------------------------
Depositary receipts                                         o           o D          o
--------------------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)      o            o           o
--------------------------------------------------------------------------------------------------------
Exchange-traded funds                                       o            o           o
--------------------------------------------------------------------------------------------------------
Foreign currency transactions                               o           o E          o
--------------------------------------------------------------------------------------------------------
Foreign securities                                          o            o           o           o
--------------------------------------------------------------------------------------------------------
Funding agreements                                          o            o           o           o
--------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                     o           o F          F
--------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                          o            o           o           o
--------------------------------------------------------------------------------------------------------
Indexed securities                                          o            o           o
--------------------------------------------------------------------------------------------------------
Inflation protected securities                              o            o           o
--------------------------------------------------------------------------------------------------------
Inverse floaters                                            o            o           G
--------------------------------------------------------------------------------------------------------

Investment companies                                        o            o           o           o

--------------------------------------------------------------------------------------------------------
Lending of portfolio securities                             o            o           o           o
--------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                    PAGE 9

--------------------------------------------------------------------------------------------------------

                 INVESTMENT STRATEGY                     BALANCED   FIXED INCOME   EQUITY   MONEY MARKET

--------------------------------------------------------------------------------------------------------
Loan participations                                         o            o          o H
--------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                       o            o          o I          o
--------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                       o            o           J
--------------------------------------------------------------------------------------------------------
Municipal obligations                                       o            o           o
--------------------------------------------------------------------------------------------------------
Preferred stock                                             o           o K          o
--------------------------------------------------------------------------------------------------------
Real estate investment trusts                               o            o           o
--------------------------------------------------------------------------------------------------------
Repurchase agreements                                       o            o           o           o
--------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                               o            o           o           o
--------------------------------------------------------------------------------------------------------
Short sales                                                              L           L
--------------------------------------------------------------------------------------------------------
Sovereign debt                                              o            o          o M          o
--------------------------------------------------------------------------------------------------------
Structured investments                                      o            o           o
--------------------------------------------------------------------------------------------------------

Swap agreements                                            o N          o N         o N

--------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities                       o            o           o           o
--------------------------------------------------------------------------------------------------------
Warrants                                                    o            o           o
--------------------------------------------------------------------------------------------------------
When-issued securities and forward commitments              o            o           o
--------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-kind securities         o            o           o
--------------------------------------------------------------------------------------------------------

A. The following funds are not authorized to invest in collateralized bond obligations: Select Value, Small Cap Advantage, and Small Cap Value.

B.    The following funds are not authorized to invest in common stock: Short
      Duration U.S. Government.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government.

D.    The following funds are not authorized to invest in depositary receipts:
      Short Duration U.S. Government.

E. The following funds are not authorized to engage in foreign currency transactions: Short Duration U.S. Government.

F. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase: Core Bond, Global Inflation Protected Securities, Growth,
      International Opportunity, Mid Cap Growth, S&P 500 Index, Short Duration
      U.S. Government, and Small Cap Advantage.

G.    The following funds are authorized to invest in inverse floaters: Large
      Cap Equity.

H.    The following funds are not authorized to invest in loan participations:
      Small Cap Value.

I. The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Small Cap Advantage.

J.    The following funds are authorized to invest in mortgage dollar rolls:
      Core Equity and Large Cap Equity.

K.    The following funds are not authorized to invest in preferred stock:
      Short Duration U.S. Government.

L.    The following funds are authorized to engage in short sales: S&P 500
      Index and Short Duration U.S. Government.

M.    The following funds are not authorized to invest in sovereign debt:
      Select Value, Small Cap Advantage, and Small Cap Value.


N. Equity funds are authorized to invest in total return equity swap agreements. Fixed income and balanced funds are authorized to invest in interest rate swap agreements and Commercial Mortgage-Backed Security
      (CMBS) total return swap agreements.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 10

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund. The fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the fund's portfolio managers when entering into the derivative instrument.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 11

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.




INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 12

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING

A fund may borrow money for temporary purposes, or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 13

CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S.
bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 14

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.



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As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.



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Options. An option is a contract. A person who buys a call option for a
--------
security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer
------------------
(holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.



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Options on Futures Contracts. Options on futures contracts give the holder a
-----------------------------
right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on
-------------------------
national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and
-----------------------------
to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.
---------------------------

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.



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Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Market Risk.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.



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Spot Rates and Derivative Instruments. A fund may conduct its foreign currency
-------------------------------------
exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

For hedging purposes, a fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may also enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

For investment purposes, a fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.



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Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write
-----------------------------
covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.



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

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency
--------------------------------------------
futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include:
Derivatives Risk, Interest Rate Risk, and Liquidity Risk.



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FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.



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HIGH-YIELD DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk.



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INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES

A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.



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CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto
Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain



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municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation
------------------------------
that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because
(a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.



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REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.

SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.



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STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or
--------------------
preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 30

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps,
---------------------
except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees
-------------------
to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a
---------------------
contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. A credit default swap agreement may have as reference
---------------------
obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 31

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 32

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser for subadvised funds is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

Each fund, the investment manager, any subadviser, and IDS Life Insurance Company (the distributor or IDS Life) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to a fund and the other RiverSource funds for which it acts as investment manager (or by any fund subadviser to any other client of such subadviser).

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 33

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the Board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager, in order to obtain research and brokerage services, to cause a fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds (or by any fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for a fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services. The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 34

                     TABLE 5. TOTAL BROKERAGE COMMISSIONS


------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------------------------------
                    FUND                                                    2006               2005               2004
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------
Balanced                                                                $  1,457,397       $  2,213,104       $  2,129,661
------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                                    0                  0                  0
------------------------------------------------------------------------------------------------------------------------------
Core Bond                                                                      2,178              1,332                200(a)
------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                              60,239             75,344             73,033
------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                                  1,474,715          1,115,276            618,138
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                           2,696,840            946,745            278,501
------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                            111,005                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                                   12,429              6,636              3,972
------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                                              0                  0(b)             N/A
------------------------------------------------------------------------------------------------------------------------------
Growth                                                                     2,681,012          1,601,547          1,787,494
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                                    0                  0              1,774
------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                               0                  0                  0(c)
------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                                  2,616,958          2,686,564          2,646,422
------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                           7,377,290          9,980,403          5,718,476
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                               17,873             17,813              7,034(a)
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                               490,467            213,445            121,200
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                                196,797              3,616(d)             N/A
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                                 11,852             22,302             27,420
------------------------------------------------------------------------------------------------------------------------------
Select Value                                                                  22,567             23,335             16,415(a)
------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                                16,686             10,692             33,970
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                          937,151            742,376            770,263
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                            1,323,666            742,999            579,839
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                             2005                2004                 2003
------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------
Core Equity                                                                1,668,477            675,098(e)             N/A
------------------------------------------------------------------------------------------------------------------------------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

(e) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 35

          TABLE 6. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


-----------------------------------------------------------------------------------------------------------------------------
                                                             BROKERAGE DIRECTED FOR RESEARCH*
                                                            ---------------------------------
                                                                                 AMOUNT OF               TURNOVER RATES
                                                              AMOUNT OF         COMMISSIONS         -------------------------
                            FUND                             TRANSACTIONS     IMPUTED OR PAID           2006         2005
-----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------
Balanced                                                    $  171,156,255    $       197,207            130%         131%
-----------------------------------------------------------------------------------------------------------------------------
Cash Management                                                          0                  0            N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------
Core Bond                                                                0                  0            319(a)       339(a)
-----------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                         0                  0            292(a)       293(a)
-----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                      331,232,813            315,148             27           25
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                         0                  0            146          120
-----------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                        0                  0              3          N/A
-----------------------------------------------------------------------------------------------------------------------------
Global Bond                                                              0                  0             65           79
-----------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                                    0                  0             75           29(b)
-----------------------------------------------------------------------------------------------------------------------------
Growth                                                         156,632,507            278,332            156          154
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                          0                  0            106          106
-----------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                     0                  0             87           93
-----------------------------------------------------------------------------------------------------------------------------
International Opportunity                                                0                  0             74           90
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                               686,608,959          1,011,992             85          132
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                  2,071,618              2,342             49           52
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                 195,034,425            199,554             43           34
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                   21,599,409             27,976             60            7(c)
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                            0                  0              6            5
-----------------------------------------------------------------------------------------------------------------------------
Select Value                                                    13,943,804             20,265             35           31
-----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                           0                  0            236          171
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                      0                  0            132          112
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                289,804,460            115,870            102           65
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                        2005          2004

-----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------
Core Equity                                                     11,529,551             23,822            121            45(d)
-----------------------------------------------------------------------------------------------------------------------------


* Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research.
      RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.


(a) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.


(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

(d) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 36

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 7. SECURITIES OF REGULAR BROKERS OR DEALERS


----------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED AT
                    FUND                                         ISSUER                           END OF FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------
Balanced                                      Bear Stearns Commercial Mtge Securities                         $  5,660,612
                                              Bear Stearns Companies                                             9,982,467
                                              ChaseFlex Trust                                                    2,489,709
                                              Citigroup                                                         47,536,536
                                              Citigroup Commercial Mtge Trust                                    2,074,104
                                              Citigroup/Deutsche Bank Commercial Mtge Trust                        770,316
                                              Credit Suisse Mtge Capital Ctfs                                    1,373,806
                                              CS First Boston Mtge Securities                                    7,963,827
                                              Franklin Resources                                                 4,295,006
                                              GS Mortgage Securities II                                          1,479,522
                                              JP Morgan Chase & Co.                                             24,022,183
                                              JP Morgan Chase Commercial Mtge Securities                        16,653,156
                                              LB-UBS Commercial Mtge Trust                                       9,635,505
                                              LaBranche & Co.                                                      268,125
                                              Legg Mason                                                         1,274,446
                                              Lehman Brothers Holdings                                          12,526,350
                                              Merrill Lynch & Co.                                               11,060,015
                                              Merrill Lynch Mtge Trust                                           3,135,442
                                              Morgan Stanley                                                    13,637,609
                                              Morgan Stanley Capital 1                                          10,061,293
                                              Morgan Stanley, Dean Witter Capital 1                              3,320,400
                                              PNC Financial Services Group                                       6,305,053
----------------------------------------------------------------------------------------------------------------------------
Cash Management                               Bear Stearns Companies                                            27,000,000
                                              Citigroup Funding                                                 13,000,000
                                              Credit Suisse First Boston NY                                     18,000,000
                                              Goldman Sachs Group                                                5,000,000
                                              Lehman Brothers Holdings                                          13,000,000
                                              Merrill Lynch & Co.                                               20,000,000
----------------------------------------------------------------------------------------------------------------------------
Core Bond                                     Bear Stearns Commercial Mtg Securities                               267,815
                                              Bear Stearns Companies                                             1,497,370
                                              Citigroup Commercial Mtge Trust                                       92,182
                                              Citigroup/Deutsche Bank Commercial Mtge Trust                         49,698
                                              Credit Suisse Mtge Capital Ctfs                                      101,763
                                              CS First Boston Mtge Securities                                      639,959
                                              GS Mortgage Securities II                                            199,722
                                              JP Morgan Chase Commercial Mtge Securities                         1,353,459
                                              LB-UBS Commercial Mtge Trust                                         676,634
                                              Merrill Lynch Mtge Trust                                             332,663
                                              Morgan Stanley Capital 1                                             704,909
                                              Morgan Stanley, Dean Witter Capital 1                                231,656
----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 37

----------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED AT
                    FUND                                         ISSUER                           END OF FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------------------

Diversified Bond                              Bear Stearns Commercial Mtg Securities                             3,686,057
                                              Bear Stearns Companies                                            60,864,554
                                              Citigroup Commercial Mortgage Trust                                3,687,296
                                              Citigroup/Deutsche Bank Commercial Mtge Trust                      1,739,424
                                              Credit Suisse Mtge Capital Ctfs                                    6,818,150
                                              CS First Boston Mtge Securities                                   24,917,810
                                              GS Mtge Securities II                                              7,963,742
                                              JP Morgan Chase Commercial Mtge Securities                        40,008,672
                                              LaBranche & Co.                                                      648,863
                                              LB-UBS Commercial Mtge Trust                                      28,701,496
                                              Merrill Lynch Mtge Trust                                          11,496,621
                                              Morgan Stanley Capital 1                                          27,666,229
                                              Morgan Stanley, Dean Witter Capital 1                             11,129,775
----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                     Citigroup                                                         86,002,245
                                              Lehman Brothers Holdings                                           4,798,512
                                              Merrill Lynch & Co.                                               16,338,366
                                              Morgan Stanley                                                     8,276,382

----------------------------------------------------------------------------------------------------------------------------
Emerging Markets                              None                                                                  N/A
----------------------------------------------------------------------------------------------------------------------------

Fundamental Value                             Citigroup                                                          5,234,061
                                              JP Morgan Chase & Co.                                             10,140,173
                                              Morgan Stanley                                                     1,480,275
----------------------------------------------------------------------------------------------------------------------------
Global Bond                                   Bear Stearns Commercial Mtge Securities                            1,387,010
                                              Citigroup                                                          4,306,871
                                              Citigroup Commercial Mtge Trust                                    1,946,190
                                              Citigroup/Deutsche Bank Commercial Mtge Trust                      1,068,503
                                              Credit Suisse Mtge Capital Ctfs                                    1,144,839
                                              CS First Boston Mtge Securities                                    6,824,221
                                              GS Mortgage Securities II                                          4,911,591
                                              JP Morgan Chase Commercial Mtge Securities                         6,829,802
                                              LB-UBS Commercial Mtge Trust                                       5,361,311
                                              LaBranche & Co.                                                      209,138
                                              Merrill Lynch Mtge Trust                                           2,217,752
                                              Morgan Stanley Capital 1                                           6,696,043
                                              Morgan Stanley, Dean Witter Capital 1                              2,496,735

----------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities         None                                                                  N/A
----------------------------------------------------------------------------------------------------------------------------

Growth                                        None                                                                  N/A
----------------------------------------------------------------------------------------------------------------------------
High Yield Bond                               LaBranche & Co.                                                   11,718,975
----------------------------------------------------------------------------------------------------------------------------
Income Opportunities                          LaBranche & Co.                                                    2,284,425

----------------------------------------------------------------------------------------------------------------------------
International Opportunity                     None                                                                  N/A
----------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 38

----------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED AT
                    FUND                                         ISSUER                           END OF FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------------------

Large Cap Equity                              Bear Stearns Companies                                             1,626,768
                                              Citigroup                                                         68,943,529
                                              Franklin Resources                                                15,802,383
                                              Goldman Sachs Group                                                6,645,844
                                              JP Morgan Chase & Co.                                             38,467,043
                                              Legg Mason                                                         4,772,350
                                              Lehman Brothers Holdings                                          15,024,958
                                              Merrill Lynch & Co.                                               17,175,064
                                              Morgan Stanley                                                    19,798,316
                                              PNC Financial Services Group                                       7,955,734
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                               Citigroup                                                            723,323
                                              Franklin Resources                                                    64,459
                                              JP Morgan Chase                                                      365,508
                                              Legg Mason                                                            18,252
                                              Lehman Brothers Holdings                                             188,240
                                              Merrill Lynch & Co.                                                  166,251
                                              Morgan Stanley                                                       205,133
                                              PNC Financial Services Group                                          94,859
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                Legg Mason                                                         5,474,687
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                 None                                                                  N/A
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                 Ameriprise Financial                                                 344,164
                                              Bear Stearns Companies                                               484,511
                                              Citigroup                                                          7,555,533
                                              E*TRADE Financial                                                    309,737
                                              Franklin Resources                                                   464,987
                                              Goldman Sachs Group                                                1,977,788
                                              Legg Mason                                                           370,972
                                              Lehman Brothers Holdings                                           1,052,099
                                              JP Morgan Chase & Co.                                              4,886,305
                                              Merrill Lynch & Co.                                                2,092,443
                                              Morgan Stanley                                                     2,170,214
                                              PNC Financial Services Group                                         645,180
                                              Charles Schwab                                                       519,245
----------------------------------------------------------------------------------------------------------------------------
Select Value                                  Citigroup                                                            444,150
                                              Merrill Lynch & Co.                                                   73,530
                                              PNC Financial Services Group                                          70,790
----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                Citigroup Commercial Mortgage Trust                                4,200,004
                                              Morgan Stanley Mtge Loan Trust                                     1,235,146
----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                           Investment Technology Group                                          909,366
                                              Knight Capital Group CI A                                            907,449
                                              LaBranche & Co.                                                       96,214
                                              Piper Jaffray Companies                                              207,666
----------------------------------------------------------------------------------------------------------------------------
Small Cap Value                               Knight Capital Group CI A                                          4,859,118
                                              LaBranche & Co.                                                      651,550
                                              Piper Jaffray Companies                                              234,320
----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 39

----------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED AT
                    FUND                                         ISSUER                           END OF FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------
VP Core Equity                                Citigroup                                                          8,886,620
                                              Franklin Resources                                                 1,144,102
                                              Legg Mason                                                            83,304
                                              Lehman Brothers Holdings                                           2,342,948

                                              JP Morgan Chase & Co.                                              4,838,211

                                              Merrill Lynch & Co.                                                  983,914
                                              Morgan Stanley                                                     3,191,057
                                              PNC Financial Services Group                                       1,915,864
                                              Schwab (Charles)                                                     330,251
----------------------------------------------------------------------------------------------------------------------------

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

    TABLE 8. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           PERCENT OF
                                                                                            AGGREGATE
                                                                 AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                                   DOLLAR                   AMOUNT OF      DOLLAR      DOLLAR
           FUND                                                  AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                                COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                                  NATURE OF       PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                                   BROKER        AFFILIATION       BROKER    COMMISSIONS   COMMISSIONS     BROKER      BROKER
                            -------------------------------------------------------------------------------------------------------

                                                                  2006                                      2005        2004

-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------

Balanced                    American Enterprise          (1)        $     0                             $    3,299*  $ 10,766*
                            Investment Services
                            Inc. (AEIS)

-----------------------------------------------------------------------------------------------------------------------------------
Cash Management             None                                                                                 0          0
-----------------------------------------------------------------------------------------------------------------------------------

Core Bond                   None                                                                                 0          0(a)

-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond            None                                                                                 0          0
-----------------------------------------------------------------------------------------------------------------------------------

Diversified Equity Income   AEIS                         (1)              0                                  1,052*     3,759*

-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets            None                                                                                 0          0
-----------------------------------------------------------------------------------------------------------------------------------

Fundamental Value           N/A                                                                                  0        N/A

-----------------------------------------------------------------------------------------------------------------------------------
Global Bond                 None                                                                                 0          0
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 40

--------------------------------------------------------------------------------------------------------------------------------
                                                                                         PERCENT OF
                                                                                         AGGREGATE
                                                               AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                                DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
          FUND                                                 AMOUNT OF   PERCENT OF   TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                              COMMISSIONS   AGGREGATE    INVOLVING    COMMISSIONS  COMMISSIONS
                                                  NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                                   BROKER        AFFILIATION    BROKER     COMMISSIONS  COMMISSIONS     BROKER       BROKER
                            ----------------------------------------------------------------------------------------------------

                                                                2006                                      2005         2004
--------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected  None                                                                             0(b)      N/A
Securities
--------------------------------------------------------------------------------------------------------------------------------
Growth                      AEIS                         (1)           0                                   714*     24,351*

--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond             None                                                                             0           0
--------------------------------------------------------------------------------------------------------------------------------

Income Opportunities        None                                                                             0           0(c)

--------------------------------------------------------------------------------------------------------------------------------
International Opportunity   None                                                                             0           0
--------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity            AEIS                         (1)           0                                14,132*     45,985*
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             AEIS                         (1)           0                                     0          17*(a)
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth              AEIS                         (1)           0                                     0       1,650*
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               None                                                                             0(d)      N/A

--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               None                                                                             0           0
--------------------------------------------------------------------------------------------------------------------------------

Select Value                Gabelli Company              (2)         100         0.44%         0.48%     3,655      11,460(a)

--------------------------------------------------------------------------------------------------------------------------------
Short Duration              None                                                                             0           0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage         AEIS                         (1)           0                                     0           0
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value             M.J. Whitman LLC             (3)           0                                     0      45,845
                            ----------------------------------------------------------------------------------------------------
                            Goldman Sachs                (4)         200         0.02%         0.01%       457       3,806
                            ----------------------------------------------------------------------------------------------------
                            Legg Mason Wood              (5)           0                                   297           0
                            Walker, Inc.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                2005                                      2004        2003

--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
Core Equity                 None                                                                             0(e)      N/A
--------------------------------------------------------------------------------------------------------------------------------

*     Represents brokerage clearing fees.

(1)   Wholly-owned subsidiary of Ameriprise Financial.

(2)   Affiliate of GAMCO Asset Management, Inc.

(3)   Affiliate of Third Avenue Management LLC.

(4)   Affiliate of Goldman Sachs Management L.P.

(5)   Affiliate of Royce & Associates, LLC.

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

(e) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 41

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 9. VALUING FUND SHARES

------------------------------------------------------------------------------------------------------------------------------
                    FUND                                  NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------

Balanced                                               $ 2,046,489,140           132,523,162                         $ 15.44
------------------------------------------------------------------------------------------------------------------------------
Cash Management                                            998,837,241           999,195,064                            1.00
------------------------------------------------------------------------------------------------------------------------------
Core Bond                                                   62,697,761             6,415,333                            9.77
------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                         2,325,220,746           223,786,954                           10.39
------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                2,876,685,884           190,673,971                           15.09
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                           427,075,938            26,173,286                           16.32
------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                          231,707,350            23,100,954                           10.03
------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                692,437,787            64,185,271                           10.79
------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                      403,149,933            40,143,239                           10.04
------------------------------------------------------------------------------------------------------------------------------
Growth                                                     611,520,559            88,228,838                            6.93
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                          1,191,586,168           178,430,268                            6.68
------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                       258,632,895            25,670,141                           10.08
------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                1,266,240,763           103,485,736                           12.24
------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                         3,732,943,214           162,967,709                           22.91
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                             20,712,185             1,768,692                           11.71
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                             708,902,570            64,690,914                           10.96
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                              228,411,187            18,058,349                           12.65
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                              366,784,535            41,449,735                            8.85
------------------------------------------------------------------------------------------------------------------------------
Select Value                                                26,581,836             2,267,368                           11.72
------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             462,923,335            45,799,220                           10.11
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                        218,029,463            15,801,238                           13.80
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                            548,763,875            36,446,922                           15.06

------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------
Core Equity                                                465,996,209            41,843,716                           11.14
------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS OTHER THAN MONEY MARKETS FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

      o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

      o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

      o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

      o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

      o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 42

      o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

      o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

      o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

      o Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

      o When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 43

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the fund's website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, on a monthly basis, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally not released until it is at least thirty (30) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.),
(2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), and
(3) other entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley). In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 44

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES


The funds uphold a long tradition of sound and principled corporate governance. For approximately thirty (30) years, the Board, which consists of a majority of independent directors, has voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process. General guidelines are:


      o CORPORATE GOVERNANCE MATTERS - The Board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

      o CHANGES IN CAPITAL STRUCTURE - The Board votes for amendments to corporate documents that strengthen the financial condition of a business.

      o STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES - The Board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

      o SOCIAL AND CORPORATE POLICY ISSUES - The Board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of a fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 45

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. The Board has implemented policies and procedures reasonably designed to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' investment manager, RiverSource Investments, or other affiliated entities.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which a fund votes against the recommendation, the Board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the fund's Board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the Board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadvisers(s)) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the Board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD


Information regarding how a fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge through riversource.com/funds, or searching the website of the SEC at www.sec.gov.


SELLING SHARES

A fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

      o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

      o Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

      o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS


Each fund and RiverSource Service Corporation reserve the right to reject any business, in its sole discretion.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 46

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                       TABLE 10. CAPITAL LOSS CARRYOVER


------------------------------------------------------------------------------------------------------------------------
                          TOTAL        AMOUNT     AMOUNT      AMOUNT      AMOUNT        AMOUNT      AMOUNT       AMOUNT
                       CAPITAL LOSS   EXPIRING   EXPIRING    EXPIRING    EXPIRING      EXPIRING    EXPIRING     EXPIRING
       FUND             CARRYOVERS    IN 2006    IN 2007     IN 2008     IN 2009       IN 2010      IN 2011     IN 2012
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------
Balanced                 53,436,903          0           0  53,436,903            0            0            0          0
------------------------------------------------------------------------------------------------------------------------
Cash Management               2,595          0       1,797           0            0            0            0          0
------------------------------------------------------------------------------------------------------------------------
Core Bond                   863,845          0           0           0            0            0            0          0
------------------------------------------------------------------------------------------------------------------------
Diversified Bond        165,165,108  5,732,020  53,324,465  47,894,894    9,863,475   15,651,826    4,231,263          0
------------------------------------------------------------------------------------------------------------------------
Diversified
Equity Income                     0
------------------------------------------------------------------------------------------------------------------------
Emerging Markets                  0
------------------------------------------------------------------------------------------------------------------------
Fundamental Value                 0
------------------------------------------------------------------------------------------------------------------------
Global Bond               1,694,086          0           0           0            0            0            0          0
------------------------------------------------------------------------------------------------------------------------
Global Inflation
Protected Securities      1,165,851          0           0           0            0            0            0          0
------------------------------------------------------------------------------------------------------------------------
Growth                   76,113,458          0           0           0            0   76,113,458            0          0
------------------------------------------------------------------------------------------------------------------------
High Yield Bond         223,553,095          0           0           0   15,326,728  100,694,093  106,316,241          0
------------------------------------------------------------------------------------------------------------------------
Income
Opportunities               163,551          0           0           0            0            0            0          0
------------------------------------------------------------------------------------------------------------------------
International
Opportunity             500,806,478          0   9,547,612  18,436,163  360,358,145   90,583,080   21,881,478          0
------------------------------------------------------------------------------------------------------------------------
Large Cap Equity        252,134,354          0  55,895,139  35,897,770   40,179,822  120,161,623            0          0
------------------------------------------------------------------------------------------------------------------------
Large Cap Value                   0
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth        1,130,500,468          0           0 780,421,858  310,534,170   39,544,440            0          0
------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                     0
------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                     0
------------------------------------------------------------------------------------------------------------------------
Select Value                      0
------------------------------------------------------------------------------------------------------------------------
Short Duration
U.S. Government          11,702,502          0           0           0            0       68,452            0  4,186,493
------------------------------------------------------------------------------------------------------------------------
Small Cap
Advantage                         0
------------------------------------------------------------------------------------------------------------------------
Small Cap Value                   0
------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------
Core Equity                       0
------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------
                          AMOUNT     AMOUNT     AMOUNT
                         EXPIRING   EXPIRING   EXPIRING
       FUND              IN 2013    IN 2014    IN 2015
-------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------
Balanced                        0           0         0
-------------------------------------------------------
Cash Management               150         648         0
-------------------------------------------------------
Core Bond                 171,448     692,397         0
-------------------------------------------------------
Diversified Bond        7,546,166  20,920,999         0
-------------------------------------------------------
Diversified
Equity Income
-------------------------------------------------------
Emerging Markets
-------------------------------------------------------
Fundamental Value
-------------------------------------------------------
Global Bond               132,762   1,561,324         0
-------------------------------------------------------
Global Inflation
Protected Securities            0   1,165,851         0
-------------------------------------------------------
Growth                          0           0         0
-------------------------------------------------------
High Yield Bond                 0     760,493   455,540
-------------------------------------------------------
Income
Opportunities                   0           0   163,551
-------------------------------------------------------
International
Opportunity                     0           0         0
-------------------------------------------------------
Large Cap Equity                0           0         0
-------------------------------------------------------
Large Cap Value
-------------------------------------------------------
Mid Cap Growth                  0           0         0
-------------------------------------------------------
Mid Cap Value
-------------------------------------------------------
S&P 500 Index
-------------------------------------------------------
Select Value
-------------------------------------------------------
Short Duration
U.S. Government         3,868,969   3,578,588         0
-------------------------------------------------------
Small Cap
Advantage
-------------------------------------------------------
Small Cap Value

-------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------
Core Equity
-------------------------------------------------------

It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 47

TAXES

A fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Internal Revenue Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 48

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

        TABLE 11. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

---------------------------------------------------------------------------------------------------------------------
                                                                   ANNUAL RATE AT      DAILY RATE ON LAST DAY OF MOST
                FUND                       ASSETS (BILLIONS)      EACH ASSET LEVEL          RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------

Balanced                                   First $1.0                  0.530%                      0.517

                                           Next 1.0                    0.505
                                           Next 1.0                    0.480
                                           Next 3.0                    0.455
                                           Next 1.5                    0.430
                                           Next 2.5                    0.410
                                           Next 5.0                    0.390
                                           Next 9.0                    0.370
                                           Over 24.0                   0.350
---------------------------------------------------------------------------------------------------------------------

Cash Management                            First $1.0                  0.330                       0.330

                                           Next 0.5                    0.313
                                           Next 0.5                    0.295
                                           Next 0.5                    0.278
                                           Next 2.5                    0.260
                                           Next 1.0                    0.240
                                           Next 1.5                    0.220
                                           Next 1.5                    0.215
                                           Next 1.0                    0.190
                                           Next 5.0                    0.180
                                           Next 5.0                    0.170
                                           Next 4.0                    0.160
                                           Over 24.0                   0.150
---------------------------------------------------------------------------------------------------------------------

Core Bond                                  First $1.0                  0.480              Core Bond - 0.480
Diversified Bond                           Next 1.0                    0.455              Diversified Bond - 0.462

                                           Next 1.0                    0.430
                                           Next 3.0                    0.405
                                           Next 1.5                    0.380
                                           Next 1.5                    0.365
                                           Next 1.0                    0.360
                                           Next 5.0                    0.350
                                           Next 5.0                    0.340
                                           Next 4.0                    0.330
                                           Next 26.0                   0.310
                                           Over 50.0                   0.290
---------------------------------------------------------------------------------------------------------------------
Core Equity                                All                         0.400                       0.400
---------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 49

---------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT      DAILY RATE ON LAST DAY OF MOST
                FUND                      ASSETS (BILLIONS)      EACH ASSET LEVEL          RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------

Diversified Equity Income                  First $1.0                  0.600           Diversified Equity
Growth                                     Next 1.0                    0.575           Income - 0.576
Large Cap Equity                           Next 1.0                    0.550           Growth - 0.600
Large Cap Value                            Next 3.0                    0.525           Large Cap Equity - 0.565
                                           Next 1.5                    0.500           Large Cap Value - 0.600

                                           Next 2.5                    0.485
                                           Next 5.0                    0.470
                                           Next 5.0                    0.450
                                           Next 4.0                    0.425
                                           Next 26.0                   0.400
                                           Over 50.0                   0.375
---------------------------------------------------------------------------------------------------------------------

Emerging Markets                           First $0.25                 1.100                       1.092

                                           Next 0.25                   1.080
                                           Next 0.25                   1.060
                                           Next 0.25                   1.040
                                           Next 1.0                    1.020
                                           Next 5.5                    1.000
                                           Next 2.5                    0.985
                                           Next 5.0                    0.970
                                           Next 5.0                    0.960
                                           Next 4.0                    0.935
                                           Next 26.0                   0.920
                                           Over 50.0                   0.900
---------------------------------------------------------------------------------------------------------------------

Fundamental Value                          First $0.5                  0.730                       0.730

                                           Next 0.5                    0.705
                                           Next 1.0                    0.680
                                           Next 1.0                    0.655
                                           Next 3.0                    0.630
                                           Over 6.0                    0.600
---------------------------------------------------------------------------------------------------------------------

Global Bond                                First $0.25                 0.720                       0.697

                                           Next 0.25                   0.695
                                           Next 0.25                   0.670
                                           Next 0.25                   0.645
                                           Next 6.5                    0.620
                                           Next 2.5                    0.605
                                           Next 5.0                    0.590
                                           Next 5.0                    0.580
                                           Next 4.0                    0.560
                                           Next 26.0                   0.540
                                           Over 50.0                   0.520
---------------------------------------------------------------------------------------------------------------------

Global Inflation Protected Securities      First $1.0                  0.440                       0.440

                                           Next 1.0                    0.415
                                           Next 1.0                    0.390
                                           Next 3.0                    0.365
                                           Next 1.5                    0.340
                                           Next 1.5                    0.325
                                           Next 1.0                    0.320
                                           Next 5.0                    0.310
                                           Next 5.0                    0.300
                                           Next 4.0                    0.290
                                           Next 26.0                   0.270
                                           Over 50.0                   0.250
---------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 50

---------------------------------------------------------------------------------------------------------------------
                                                                   ANNUAL RATE AT      DAILY RATE ON LAST DAY OF MOST
                FUND                       ASSETS (BILLIONS)      EACH ASSET LEVEL          RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------

High Yield Bond                            First $1.0                  0.590                       0.586

                                           Next 1.0                    0.565
                                           Next 1.0                    0.540
                                           Next 3.0                    0.515
                                           Next 1.5                    0.490
                                           Next 1.5                    0.475
                                           Next 1.0                    0.450
                                           Next 5.0                    0.435
                                           Next 5.0                    0.425
                                           Next 4.0                    0.400
                                           Next 26.0                   0.385
                                           Over 50.0                   0.360
---------------------------------------------------------------------------------------------------------------------

Income Opportunities                       First $1.0                  0.610                       0.610

                                           Next 1.0                    0.585
                                           Next 1.0                    0.560
                                           Next 3.0                    0.535
                                           Next 1.5                    0.510
                                           Next 1.5                    0.495
                                           Next 1.0                    0.470
                                           Next 5.0                    0.455
                                           Next 5.0                    0.445
                                           Next 4.0                    0.420
                                           Next 26.0                   0.405
                                           Over 50.0                   0.380
---------------------------------------------------------------------------------------------------------------------

International Opportunity                  First $0.25                 0.800                       0.749

                                           Next 0.25                   0.775
                                           Next 0.25                   0.750
                                           Next 0.25                   0.725
                                           Next 1.0                    0.700
                                           Next 5.5                    0.675
                                           Next 2.5                    0.660
                                           Next 5.0                    0.645
                                           Next 5.0                    0.635
                                           Next 4.0                    0.610
                                           Next 26.0                   0.600
                                           Over 50.0                   0.570
---------------------------------------------------------------------------------------------------------------------

Mid Cap Growth                             First $1.0                  0.700                       0.700
Mid Cap Value                              Next 1.0                    0.675

                                           Next 1.0                    0.650
                                           Next 3.0                    0.625
                                           Next 1.5                    0.600
                                           Next 2.5                    0.575
                                           Next 5.0                    0.550
                                           Next 9.0                    0.525
                                           Next 26.0                   0.500
                                           Over 50.0                   0.475
---------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 51

---------------------------------------------------------------------------------------------------------------------
                                                                   ANNUAL RATE AT      DAILY RATE ON LAST DAY OF MOST
                FUND                       ASSETS (BILLIONS)      EACH ASSET LEVEL          RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------

S&P 500 Index                              First $1.0                  0.220                       0.220

                                           Next 1.0                    0.210
                                           Next 1.0                    0.200
                                           Next 4.5                    0.190
                                           Next 2.5                    0.180
                                           Next 5.0                    0.170
                                           Next 9.0                    0.160
                                           Next 26.0                   0.140
                                           Over 50.0                   0.120
---------------------------------------------------------------------------------------------------------------------

Select Value                               First $0.50                 0.780                       0.780

                                           Next 0.50                   0.755
                                           Next 1.00                   0.730
                                           Next 1.00                   0.705
                                           Next 3.00                   0.680
                                           Over 6.00                   0.650
---------------------------------------------------------------------------------------------------------------------

Short Duration U.S. Government             First $1.0                  0.480                       0.480

                                           Next 1.0                    0.455
                                           Next 1.0                    0.430
                                           Next 3.0                    0.405
                                           Next 1.5                    0.380
                                           Next 1.5                    0.365
                                           Next 1.0                    0.340
                                           Next 5.0                    0.325
                                           Next 5.0                    0.315
                                           Next 4.0                    0.290
                                           Next 26.0                   0.275
                                           Over 50.0                   0.250
---------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                        First $0.25                 0.790                       0.790

                                           Next 0.25                   0.765
                                           Next 0.25                   0.740
                                           Next 0.25                   0.715
                                           Next 1.00                   0.690
                                           Over 2.00                   0.665
---------------------------------------------------------------------------------------------------------------------

Small Cap Value                            First $0.25                 0.970                       0.954

                                           Next 0.25                   0.945
                                           Next 0.25                   0.920
                                           Next 0.25                   0.895
                                           Over 1.00                   0.870
---------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 52

For Balanced and Equity Funds, except for Core Equity and S&P 500 Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to the Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table.

                           TABLE 12. LIPPER INDEXES

-------------------------------------------------------------------------------------------------------
                                                                                       FEE INCREASE OR
             FUND                                   LIPPER INDEX                         (DECREASE)
-------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------

Balanced                           Lipper Balanced Funds Index                         $      (926,803)
-------------------------------------------------------------------------------------------------------
Diversified Equity Income          Lipper Equity Income Funds Index                          2,011,544
-------------------------------------------------------------------------------------------------------
Emerging Markets                   Lipper Emerging Markets Funds Index                          12,891
-------------------------------------------------------------------------------------------------------
Fundamental Value                  Lipper Large-Cap Value Funds Index                                0
-------------------------------------------------------------------------------------------------------
Growth                             Lipper Large-Cap Growth Funds Index                          94,840
-------------------------------------------------------------------------------------------------------
International Opportunity          Lipper International Large-Cap Core Funds Index             443,628
-------------------------------------------------------------------------------------------------------
Large Cap Equity                   Lipper Large-Cap Core Funds Index                          (472,064)
-------------------------------------------------------------------------------------------------------
Large Cap Value                    Lipper Large-Cap Value Funds Index                           (6,328)
-------------------------------------------------------------------------------------------------------
Mid Cap Growth                     Lipper Mid-Cap Growth Funds Index                          (211,720)
-------------------------------------------------------------------------------------------------------
Mid Cap Value                      Lipper Mid-Cap Value Funds Index                             14,432
-------------------------------------------------------------------------------------------------------
Select Value                       Lipper Multi-Cap Value Funds Index                          (17,927)
-------------------------------------------------------------------------------------------------------
Small Cap Advantage                Lipper Small-Cap Core Funds Index                          (123,175)
-------------------------------------------------------------------------------------------------------
Small Cap Value                    Lipper Small-Cap Value Funds Index                          (82,048)

-------------------------------------------------------------------------------------------------------

The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

            TABLE 13. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

----------------------------------------------------------------------------------------------------------------------------
                        EQUITY FUNDS                                                  BALANCED FUNDS
----------------------------------------------------------------------------------------------------------------------------
 PERFORMANCE                                                    PERFORMANCE
 DIFFERENCE                    ADJUSTMENT RATE                  DIFFERENCE                    ADJUSTMENT RATE
----------------------------------------------------------------------------------------------------------------------------
0.00%-0.50%       0                                            0.00%-0.50%      0
----------------------------------------------------------------------------------------------------------------------------
0.50%-1.00%       6 basis points times the performance         0.50%-1.00%      6 basis points times the performance
                  difference over 0.50%, times 100 (maximum                     difference over 0.50%, times 100 (maximum of
                  of 3 basis points if a 1% performance                         3 basis points if a 1% performance
                  difference)                                                   difference)
----------------------------------------------------------------------------------------------------------------------------
1.00%-2.00%       3 basis points, plus 3 basis points times    1.00%-2.00%      3 basis points, plus 3 basis points times
                  the performance difference over 1.00%,                        the performance difference over 1.00%, times
                  times 100 (maximum 6 basis points if a                        100 (maximum 6 basis points if a 2%
                  2% performance difference)                                    performance difference)
----------------------------------------------------------------------------------------------------------------------------
2.00%-4.00%       6 basis points, plus 2 basis points times    2.00%-3.00%      6 basis points, plus 2 basis points times
                  the performance difference over 2.00%,                        the performance difference over 2.00%, times
                  times 100 (maximum 10 basis points if a                       100 (maximum 8 basis points if a 3%
                  4% performance difference)                                    performance difference)
----------------------------------------------------------------------------------------------------------------------------
4.00%-6.00%       10 basis points, plus 1 basis point times    3.00% or more    8 basis points
                  the performance difference over 4.00%,
                  times 100 (maximum 12 basis points if a
                  6% performance difference)
----------------------------------------------------------------------------------------------------------------------------
6.00% or more     12 basis points
----------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 53

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

Transitions. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The management fee is paid monthly. For all funds other than Core Equity, under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board. For Core Equity, under the agreement, the fund also pays brokerage commissions and expenses properly payable by the fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

              TABLE 14. MANAGEMENT FEES AND NONADVISORY EXPENSES


---------------------------------------------------------------------------------------------------------------------------------
                                                            MANAGEMENT FEES                        NONADVISORY EXPENSES
                    FUND                -----------------------------------------------------------------------------------------
                                            2006           2005             2004             2006         2005          2004
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------------------
Balanced                                $ 11,773,679   $ 16,475,472     $ 14,949,024     $   892,026    $879,722     $ 621,427
---------------------------------------------------------------------------------------------------------------------------------
Cash Management                            3,099,857      3,618,791        3,943,361         301,954     239,685       153,930
---------------------------------------------------------------------------------------------------------------------------------
Core Bond                                    333,535        290,514          108,039(a)       45,781      64,359        27,209(a)
---------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                          10,386,439     10,446,764       10,267,470         804,512     654,797       486,884
---------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                 14,825,523      7,790,892        3,909,591         981,305     669,524       394,376
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                           3,834,039      1,128,628          333,875         582,426     207,894        83,718
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                            206,566            N/A              N/A          26,363         N/A           N/A
---------------------------------------------------------------------------------------------------------------------------------
Global Bond                                4,640,640      4,107,042        3,087,011         381,820     312,839       217,046
---------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities      1,164,368        167,833(b)           N/A          72,604      26,773(b)        N/A
---------------------------------------------------------------------------------------------------------------------------------
Growth                                     3,751,065      2,023,076        1,444,157         345,518     154,684       307,329
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                            7,413,897      7,533,530        6,361,088         504,788     422,329       266,908
---------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                         653,044        165,239           24,242(c)      102,530      35,712         6,812(c)
---------------------------------------------------------------------------------------------------------------------------------
International Opportunity                 10,469,388      8,953,186        6,271,576         773,530     689,296       418,998
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                          18,214,495     15,079,399       13,899,157       1,179,965     834,053       471,564
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                              102,616         70,240           17,499(a)       24,748      21,370         7,089(a)
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 54

------------------------------------------------------------------------------------------------------------------------------------
                                                           MANAGEMENT FEES                           NONADVISORY EXPENSES
                 FUND                          -------------------------------------------------------------------------------------
                                                  2006          2005            2004           2006          2005           2004
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  3,286,046     1,435,137      1,207,591        196,868       130,183       212,938
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     376,310        10,481(d)         N/A         60,873         2,241(d)        N/A
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                     952,722       973,909        691,747         74,439         8,545        (3,134)
------------------------------------------------------------------------------------------------------------------------------------
Select Value                                      186,844       123,757         26,064(a)      35,977        25,807         5,496(a)
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                  2,635,745     3,045,061      2,917,663        244,644       207,177       151,503
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                             1,726,941     1,757,829      1,319,284        191,340       190,155       107,639
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                 4,896,261     3,087,940      1,775,982        202,115       302,252       232,430
------------------------------------------------------------------------------------------------------------------------------------

                                                  2005           2004           2003           2005           2004          2003

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                                     1,966,532       630,305(e)         N/A         (1,810)            0(e)        N/A
------------------------------------------------------------------------------------------------------------------------------------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

(e) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.




MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For Cash Management, Diversified Bond, Global Bond, High Yield Bond and Short Duration U.S. Government funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 15.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 55

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

         TABLE 15. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

------------------------------------------------------------------------------------------------------------------------------
                                                                              PARENT
                                                                             COMPANY,
          FUND                             SUBADVISER NAME                    IF ANY                 FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------

Emerging Markets          Threadneedle International Limited(a)                 A          0.45% on the first $150 million,
                          (Threadneedle) (effective July 9, 2004)                        reducing to 0.30% as assets increase,
                                                                                        and subject to a performance incentive
                                                                                                     adjustment(c)
------------------------------------------------------------------------------------------------------------------------------
Fundamental Value         Davis Selected Advisers, LP (Davis) (a), (b)         N/A         0.45% on the first $100 million,
                          (effective April 24, 2006)                                     reducing to 0.25% as assets increase
------------------------------------------------------------------------------------------------------------------------------
International             Threadneedle(a)                                       A          0.35% on the first $150 million,
Opportunity               (effective July 9, 2004)                                       reducing to 0.20% as assets increase,
                                                                                        and subject to a performance incentive
                                                                                                     adjustment(c)
------------------------------------------------------------------------------------------------------------------------------
Select Value              Systematic Financial Management, L.P.(b)              B           0.50% on the first $50 million,
                          (Systematic) (effective Sept. 29, 2006)                        reducing to 0.30% as assets increase
                          ----------------------------------------------------------------------------------------------------
                          WEDGE Capital Management, L.L.P. (WEDGE)(b)          N/A          0.75% on the first $10 million,
                          (effective Sept. 29, 2006)                                     reducing to 0.30% as assets increase
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage       Kenwood Capital Management LLC (Kenwood)(a), (b)      C          0.60% on the first $100 million,
                          (effective Sept. 13, 1999)                                     reducing to 0.45% as assets increase,
                                                                                        and subject to a performance incentive
                                                                                                     adjustment(d)
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value           Barrow, Hanley, Mewhinney & Strauss (BHMS)(b)         D           1.00% on the first $10 million,
                          (effective March 12, 2004)                                     reducing to 0.30% as assets increase
                          ----------------------------------------------------------------------------------------------------
                          Donald Smith & Co. Inc. (Donald Smith)(b)            N/A         0.60% on the first $175 million,
                          (effective March 12, 2004)                                     reducing to 0.55% as assets increase
                          ----------------------------------------------------------------------------------------------------
                          Franklin Portfolio Associates LLC(b) (Franklin        E          0.60% on the first $100 million,
                          Portfolio Associates) (effective March 12, 2004)               reducing to 0.55% as assets increase
                          ----------------------------------------------------------------------------------------------------
                          River Road Asset Management (River Road)             N/A                0.50% on all assets
                          (effective April 24, 2006)
------------------------------------------------------------------------------------------------------------------------------

(a) Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial. Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager and an indirect partially-owned subsidiary of Ameriprise Financial.


(b) Based on the combined net assets subject to the subadviser's investment management.

(c) The adjustment for Threadneedle is based on the performance of one share of the fund and the change in the Lipper Index described in Table 12.
      The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management
      Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment
      Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points
      (0.12%).

A - Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
    Financial.


B - Systematic is an affiliate of Affiliated Managers Group.

C - Kenwood is an indirect partially-owned subsidiary of Ameriprise
    Financial.

D - BHMS is an independent-operating subsidiary of Old Mutual Asset
    Management.

E - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 56

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods.

                          TABLE 16. SUBADVISORY FEES


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SUBADVISORY FEES PAID
            FUND                                   SUBADVISER                          -----------------------------------------
                                                                                          2006           2005         2004
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets            Threadneedle                                               $1,358,042     $  429,646   $   32,134(a)
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  American Express Asset                        N/A            N/A       70,099(b)
                            Management International Inc. (AEAMI)
                            (from inception until July 9, 2004)
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Value           Davis                                                          96,344(c)         N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
International Opportunity   Threadneedle                                                3,710,188      3,057,193      477,868(a)
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  AEAMI                                         N/A            N/A    2,372,049(b)
                            (from inception until July 9, 2004)
--------------------------------------------------------------------------------------------------------------------------------
Select Value                Systematic                                                        N/A            N/A          N/A
                            ----------------------------------------------------------------------------------------------------
                            WEDGE                                                             N/A            N/A          N/A
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  GAMCO Asset Management Inc.                99,445         59,064       13,489(d)
                            (from inception to Sept. 28, 2006)
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         Kenwood                                                       782,102(e)     772,535      541,441
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value             BHMS                                                          516,451        297,471       58,516(f)
                            ----------------------------------------------------------------------------------------------------
                            Donald Smith                                                  583,515        337,518       66,278(f)
                            ----------------------------------------------------------------------------------------------------
                            Franklin Portfolio Associates                                 603,425        350,034       62,780(f)
                            ----------------------------------------------------------------------------------------------------
                            River Road                                                    363,808(g)         N/A          N/A
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  Third Avenue Management LLC                   N/A            N/A      116,248(h)
                            (from inception to March 2004)
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  Goldman Sachs Asset Management,           399,675(i)     334,797      318,678
                            L.P. (Aug. 8, 2003 to April 24, 2006)
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  Royce & Associates, LLC                   422,134(i)     518,048      470,848
                            (from inception to April 24, 2006)
--------------------------------------------------------------------------------------------------------------------------------

(a)   For fiscal period from July 9, 2004 to Aug. 31, 2004.

(b)   For fiscal period from Sept. 1, 2003 to July 8, 2004.

(c) For fiscal period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

(d) For fiscal period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(e) Effective March 1, 2006, the fund's shareholders approved a change to the subadviser fee schedule for fees paid to the subadviser by the investment manager.

(f)   For fiscal period from March 12, 2004 to Aug. 31, 2004.

(g)   For fiscal period from April 24, 2006 to Aug. 31, 2006.

(h)   For fiscal period from Sept. 1, 2003 to March 15, 2004.

(i)   For fiscal period from Sept. 1, 2005 to April 24, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 57

PORTFOLIO MANAGERS. For all funds other than Money Market funds, the following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 17. PORTFOLIO MANAGERS


------------------------------------------------------------------------------------------------------------------------------------
                                                 OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------------
     FUND             PORTFOLIO MANAGER                                                                       POTENTIAL
                                                                   APPROXIMATE                      OWNERSHIP CONFLICTS
                                               NUMBER AND TYPE        TOTAL       PERFORMANCE BASED  OF FUND      OF    STRUCTURE OF
                                                 OF ACCOUNT*        NET ASSETS       ACCOUNTS(a)    SHARES(b)  INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
Balanced        Tom Murphy                  7 RICs               $6.37 billion
                                            3 PIVs               $1.16 billion
                                            23 other accounts    $14.96 billion   2 RICs
                ----------------------------------------------------------------  ($723.88 M)
                Jamie Jackson               14 RICs              $13.72 billion
                                            6 PIVs               $3.5 billion
                                            34 other accounts(c) $7.3 billion
                -----------------------------------------------------------------------------------   None       (1)        (12)
                Scott Kirby                 10 RICs              $8.06 billion    2 RICs
                                            6 PIVs               $2.1 billion     ($723.88 M);
                                            50 other accounts(c) $21.72 billion   1 other account
                                                                                  ($65.66 M)
                -----------------------------------------------------------------------------------
                Bob Ewing                   6 RICs               $12.86 billion
                                            2 PIVs               $36.81 million   5 RICs ($12.43 B)
                                            2 other accounts(c)  $106.01 million
------------------------------------------------------------------------------------------------------------------------------------
Core Bond       Tom Murphy                  7 RICs               $7.01 billion
                                            3 PIVs               $1.16 billion
                                            23 other accounts    $14.96 billion
                ----------------------------------------------------------------  3 RICs ($1.43 B)
                Jamie Jackson               14 RICs              $14.36 billion
                                            6 PIVs               $3.5 billion                         None       (1)        (12)
                                            34 other accounts(c) $7.3 billion
                -----------------------------------------------------------------------------------
                Scott Kirby                 10 RICs              $8.7 billion     3 RICs ($1.43 B);
                                            6 PIVs               $2.1 billion     1 other account
                                            50 other accounts(c) $21.72 billion   ($65.66 M)
------------------------------------------------------------------------------------------------------------------------------------
Diversified     Tom Murphy                  7 RICs               $4.75 billion
Bond                                        3 PIVs               $1.16 billion
                                            23 other accounts    $14.96 billion
                ----------------------------------------------------------------  3 RICs ($1.43 B)
                Jamie Jackson               14 RICs              $12.01 billion
                                            6 PIVs               $3.5 billion
                                            34 other accounts(c) $7.3 billion
                -----------------------------------------------------------------------------------
                Scott Kirby                 10 RICs              $6.44 billion    3 RICs ($1.43 B);
                                            6 PIVs               $2.1 billion     1 other account
                                            50 other accounts(c) $21.72 billion   ($65.66 M)          None       (1)        (12)
                -----------------------------------------------------------------------------------
                Jennifer Ponce de Leon      5 RICs               $6.65 billion
                                            1 PIV                $18.87 million
                                            11 other accounts    $1.87 billion
                -----------------------------------------------------------------------------------
                Nicolas Pifer               6 RICs               $4.6 billion
                                            6 PIVs               $767.62 million  1 other account
                                            14 other accounts    $4.28 billion    ($503.33 M)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 58

------------------------------------------------------------------------------------------------------------------------------------
                                                  OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------------
     FUND            PORTFOLIO MANAGER                                                                        POTENTIAL
                                                                   APPROXIMATE                      OWNERSHIP CONFLICTS
                                               NUMBER AND TYPE        TOTAL       PERFORMANCE BASED  OF FUND      OF    STRUCTURE OF
                                                 OF ACCOUNT*        NET ASSETS       ACCOUNTS(a)    SHARES(b)  INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Diversified     Warren Spitz
Equity          ---------------------------
Income          Laton Spahr                 7 RICs               $11.49 billion
                --------------------------- 1 PIV                $137.49 million  5 RICs ($11.3 B)    None       (1)        (12)
                Steve Schroll               2 other accounts(c)  $112.63 million
                ---------------------------
                Paul Stocking
------------------------------------------------------------------------------------------------------------------------------------
Emerging        Julian Thompson             1 RIC                $0.53 billion
Markets                                     1 PIV                $0.02 billion
                                            3 other accounts     $0.32 billion                        None       (2)        (13)
                ----------------------------------------------------------------
                Jules Mort                  1 PIV                $1.56 billion
------------------------------------------------------------------------------------------------------------------------------------
Fundamental     Christopher C. Davis        28 RICs              $78.0 billion
Value           --------------------------- 10 PIVs              $1.0 billion                         None(e)    (3)        (14)
                Kenneth C. Feinberg         45,000 other         $13.5 billion
                                            accounts(d)
------------------------------------------------------------------------------------------------------------------------------------
Global Bond     Nicolas Pifer               6 RICs               $6.24 billion
                                            6 PIVs               $767.62 million  1 other account     None       (1)        (12)
                                            14 other accounts    $4.28 billion    ($503.33 M)
------------------------------------------------------------------------------------------------------------------------------------
Global          Jamie Jackson               14 RICs              $14.02 billion
Inflation                                   6 PIVs               $3.5 billion     3 RICs ($1.43 B)
Protected                                   34 other accounts(c) $7.3 billion
Securities      -----------------------------------------------------------------------------------   None       (1)        (12)
                Nicolas Pifer               6 RICs               $6.52 billion
                                            6 PIVs               $767.62 million  1 other account
                                            14 other accounts    $4.28 billion    ($503.33 M)
------------------------------------------------------------------------------------------------------------------------------------
Growth          Nick Thakore                4 RICs               $15.38 billion
                                            2 PIVs               $36.81 million   3 RICs ($14.94 B)   None       (1)        (12)
                                            2 other accounts(c)  $106.01 million
------------------------------------------------------------------------------------------------------------------------------------
High Yield      Scott Schroepfer            1 RIC                $1.97 billion
Bond            ----------------------------------------------------------------
                Jennifer Ponce de Leon      5 RICs               $7.79 billion                        None       (1)        (12)
                                            1 PIV                $18.87 million
                                            11 other accounts    $1.87 billion
------------------------------------------------------------------------------------------------------------------------------------
Income          Brian Lavin                 1 RIC                $350.01 million
Opportunities                               1 PIV                $18.87 million
                ----------------------------------------------------------------
                Jennifer Ponce de Leon      5 RICs               $8.72 billion                        None       (1)        (12)
                                            1 PIV                $18.87 million
                                            11 other accounts    $1.87 billion
------------------------------------------------------------------------------------------------------------------------------------
International   Alex Lyle                   1 RIC                $0.61 billion
Opportunity                                 25 PIVs              $1.70 billion
                ----------------------------------------------------------------                      None       (2)        (13)
                Dominic Rossi               1 RIC                $0.71 billion
                                            1 other account      $0.77 billion
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 59

------------------------------------------------------------------------------------------------------------------------------------
                                                  OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------------
     FUND            PORTFOLIO MANAGER                                                                        POTENTIAL
                                                                   APPROXIMATE                      OWNERSHIP CONFLICTS
                                               NUMBER AND TYPE        TOTAL       PERFORMANCE BASED  OF FUND      OF    STRUCTURE OF
                                                 OF ACCOUNT*        NET ASSETS       ACCOUNTS(a)    SHARES(b)  INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Large Cap       Nick Thakore                4 RICs               $12.25 billion
Equity                                      2 PIVs               $36.81 million   3 RICs ($11.82 B)
                                            2 other accounts(c)  $106.01 million
                -----------------------------------------------------------------------------------   None       (1)       (12)
                Bob Ewing                   6 RICs               $10.48 billion
                                            2 PIVs               $36.81 million   5 RICs ($10.05 B)
                                            2 other accounts(c)  $106.01 million
------------------------------------------------------------------------------------------------------------------------------------
Large Cap       Bob Ewing                   6 RICs               $14.21 billion
Value                                       2 PIVs               $36.81 million   5 RICs ($13.78 B)   None       (1)       (12)
                                            2 other accounts(c)  $106.01 million
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth  John K. Schonberg(f)                                                                  None       (1)       (12)
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value   Warren Spitz
                ---------------------------
                Laton Spahr                 7 RICs               $14.14 billion
                --------------------------- 1 PIV                $137.49 million  5 RICs ($13.95 B)   None       (1)       (12)
                Steve Schroll               2 other accounts(c)  $112.63 million
                ---------------------------
                Paul Stocking
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index   David Factor                2 RICs               $1.31 billion                        None       (1)       (12)
                                            2 PIVs               $2.38 billion
------------------------------------------------------------------------------------------------------------------------------------
Select Value    GAMCO: Mario Gabelli        23 RICs              $12.7 billion    6 RICs ($4.7 B);
                                            17 PIVs              $663.9 million   16 PIVs
                                            1,771 other accounts $11.2 billion    ($580.5 M);         None       (4)       (15)
                                                                                  5 other accounts
                                                                                  ($1.4 B)
                --------------------------------------------------------------------------------------------------------------------
                Systematic: Ron Mushock(g)  5 RICs               $780.0 million
                --------------------------- 5 PIVs               $437.0 million                       None      (10)       (16)
                Systematic: Kevin           97 other accounts    $5.12 billion
                McCreesh(g)
                --------------------------------------------------------------------------------------------------------------------
                WEDGE: R. Michael James(h)
                --------------------------- 1 RIC                $0.07 billion
                WEDGE: Peter F. Bridge(h)   1 other account      $2.60 billion                        None      (11)       (22)
                ---------------------------
                WEDGE: Paul M. VeZolles(h)
------------------------------------------------------------------------------------------------------------------------------------
Short Duration  Scott Kirby                 10 RICs              $8.3 billion     3 RICs ($1.43 B);
U.S. Government                             6 PIVs               $2.1 billion     1 other account
                                            50 other accounts(c) $21.72 billion   ($65.66 M)
                -----------------------------------------------------------------------------------   None       (1)       (12)
                Jamie Jackson               14 RICs              $13.96 billion
                                            6 PIVs               $3.5 billion     3 RICs ($1.43 B)
                                            34 other accounts(c) $7.3 billion
------------------------------------------------------------------------------------------------------------------------------------
Small Cap       Jake Hurwitz                1 RIC                $588.74 million  1 RIC (588.74 M);
Advantage       --------------------------- 1 PIV                $89.32 million   1 other account     None       (5)       (17)
                Kent Kelley                 23 other accounts    $795.52 million  ($170.11 M)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 60

------------------------------------------------------------------------------------------------------------------------------------
                                                  OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------------
     FUND            PORTFOLIO MANAGER                                                                        POTENTIAL
                                                                   APPROXIMATE                      OWNERSHIP CONFLICTS
                                               NUMBER AND TYPE        TOTAL       PERFORMANCE BASED  OF FUND      OF    STRUCTURE OF
                                                 OF ACCOUNT*        NET ASSETS       ACCOUNTS(a)    SHARES(b)  INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Small Cap       BHMS: James S. McClure      2 RICs               $398.4 million                       None       (6)       (18)
Value           --------------------------- 16 other accounts    $685.6 million
                BHMS: John P. Harloe
                --------------------------------------------------------------------------------------------------------------------
                Donald Smith:
                Donald G. Smith             2 RICs               $1.21 billion
                --------------------------- 1 PIV                $195.0 million                       None       (7)       (19)
                Donald Smith:               31 other accounts    $2.29 billion
                Richard L. Greenberg
                --------------------------------------------------------------------------------------------------------------------
                Franklin Portfolio
                Associates:
                John S. Cone
                ---------------------------
                Franklin Portfolio
                Associates:
                Michael F. Dunn
                ---------------------------
                Franklin Portfolio          18 RICs              $14.73 billion   2 RICs ($9.14 M);
                Associates:                 5 PIVs               $668.5 million   17 other accounts   None       (8)       (20)
                Oliver E. Buckley           93 other accounts    $16.69 million   ($4.67 M)
                ---------------------------
                Franklin Portfolio
                Associates:
                Kristin J. Crawford
                ---------------------------
                Franklin Portfolio
                Associates:
                Langton Garvin
                --------------------------------------------------------------------------------------------------------------------
                River Road:
                James C. Shircliff          2 RICs               $101.2 million
                --------------------------- 6 PIVs               $916.2 million
                River Road:                 18 other accounts    $739.2 million
                Henry W. Sanders                                                                      None       (9)       (21)
                ----------------------------------------------------------------
                River Road:                 1 RIC                $91.03 million
                R. Andrew Beck              2 PIVs               $22.27 million
                                            23 other accounts    $263.0 million

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------

Core Equity     Nick Thakore                6 RICs               $18.7 billion    6 RICs              None
                                            3 PIVs               $0.072 billion
                ---------------------------------------------------------------------------------------------    (1)       (13)
                Bob Ewing                   8 RICs               $17.1 billion
                                            3 PIVs               $0.072 billion   8 RICs              None
                                            1 other account      $0.012 billion
------------------------------------------------------------------------------------------------------------------------------------



(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals.
      Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(c) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(d)   Primarily managed money/wrap accounts.

(e)   Neither Christopher Davis nor Kenneth Feinberg own any shares of
      Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.


(f)   The portfolio manager began managing the fund as of Oct. 17, 2006;
      therefore reporting information is not yet available.

(g) The portfolio manager began managing the fund after its fiscal period end; therefore reporting information is as of June 30, 2006.

(h) The portfolio manager began managing the fund after its fiscal period end; therefore reporting information is as of July 31, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 61

POTENTIAL CONFLICTS OF INTEREST

(1) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(2) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

      Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(3) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

      o The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

      o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 62

      o With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

      o Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(4) Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

      Allocation of Limited Time and Attention. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

      Allocation of Limited Investment Opportunities. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the GAMCO Asset Management, Inc. (GAMCO) and its affiliates. GAMCO does business under the name Gabelli Asset Management Company.

      Pursuit of Differing Strategies. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts, which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

      Selection of Broker/Dealers. Because of the portfolio manager's position with Gabelli & Company, Inc., an affiliate of GAMCO that is a registered broker-dealer, and his indirect majority ownership interest in Gabelli & Company, Inc., he may have an incentive to use Gabelli & Company, Inc. to execute portfolio transactions for the Fund even if using Gabelli & Company, Inc. is not in the best interest of the fund.

      Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of GAMCO's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which GAMCO or its affiliates have investment interests. In Mr. Gabelli's case, GAMCO's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with nonperformance based accounts. In addition, he has investment interests in several of the funds managed by GAMCO and its affiliates. GAMCO and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for GAMCO and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 63

(5) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.


(6) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.

      BHMS has a fiduciary responsibility to all of the clients for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.

(7) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

      Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

      Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(8) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 64

(9) Portfolio managers at River Road Asset Management (RRAM) may manage one or more mutual funds as well as other types of accounts, including separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RRAM monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics.

      RRAM has a fiduciary responsibility to all of the clients for which it manages accounts. RRAM seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RRAM has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


(10) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. However, Systematic has a variety of internal controls in place that are designed to prevent such conflicts of interest.

(11) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.


STRUCTURE OF COMPENSATION


(12) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three year) pre-tax performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) pre-tax performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 65

      Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(13) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
      (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.

(14)  Kenneth Feinberg's compensation as a Davis Advisors employee consists of
      (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
      (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

      Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(15) Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by GAMCO for managing Select Value Fund. Net revenues are determined by deducting from gross investment management fees paid by the Fund the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby GAMCO will receive only its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by GAMCO for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the GAMCO parent company, Gabelli Asset Management Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 66

(16) Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messres. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.

(17) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(18) In addition to base salary, all of BHMS's portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on the value that they add to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

      In addition, many BHMS employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, and participate in a long-term incentive plan with Old Mutual Asset Management (US), an affiliate of BHMS. Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

(19) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(20) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

      FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.

(21) River Road's portfolio managers currently receive a base salary and bonus potential equivalent to 100% of base salary. Bonus award is based upon both assets under management and investment performance. Investment performance represents 70% of the portfolio manager's total bonus allocation and is based upon the manager's risk-adjusted three- and five-year rolling performance, versus peer group and benchmark indices, for the respective portfolios within the manager's purview. In the absence of at least a three-year performance record, a shorter period may be used. Additionally, each portfolio manager owns a significant equity interest in the firm and, as such, participates in overall firm profits.

(22) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. General Partners are compensated via a percentage of the firm's net profitability. Other investment professionals' compensation is based on similar criteria including relative short and long-term portfolio performance as compared to both the index and a universe of peer managers.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 67

ADMINISTRATIVE SERVICES AGREEMENT

FOR FUNDS OTHER THAN CORE EQUITY

Each fund, except for Core Equity (which is closed to new investors), has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:


           TABLE 18. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE


------------------------------------------------------------------------------------------------------------------------------------
                                                                ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                  FUND                  --------------------------------------------------------------------------------------------
                                                           $500,000,001 -    $1,000,000,001 -   $3,000,000,001 -
                                        $0 - 500,000,000    1,000,000,000      3,000,000,000     12,000,000,000    $12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                        0.080%             0.075%            0.070%             0.060%             0.050%
Global Bond
International Opportunity
Small Cap Advantage
Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                               0.070%             0.065%            0.060%             0.050%             0.040%
Diversified Bond
Global Inflation Protected Securities
High Yield Bond
Income Opportunities
Short Duration U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                0.060%             0.055%            0.050%             0.040%             0.030%
Cash Management
Diversified Equity Income
Fundamental Value
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
S&P 500 Index
Select Value
------------------------------------------------------------------------------------------------------------------------------------




The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 68

                         TABLE 19. ADMINISTRATIVE FEES


-----------------------------------------------------------------------------------------------------
                                              ADMINISTRATIVE SERVICES FEES PAID IN         DAILY RATE
                                           --------------------------------------------    APPLIED TO
                 FUND                          2006           2005           2004         FUND ASSETS
-----------------------------------------------------------------------------------------------------
Balanced                                   $ 1,246,324    $   892,514     $  848,543            0.054
-----------------------------------------------------------------------------------------------------
Cash Management                                447,159        228,193        247,439            0.058
-----------------------------------------------------------------------------------------------------
Core Bond                                       41,986         19,968          8,608(a)         0.070
-----------------------------------------------------------------------------------------------------
Diversified Bond                             1,289,984        863,405        850,274            0.063
-----------------------------------------------------------------------------------------------------
Diversified Equity Income                    1,252,553        468,417        249,601            0.053
-----------------------------------------------------------------------------------------------------
Emerging Markets                               284,260         98,265         30,118            0.080
-----------------------------------------------------------------------------------------------------
Fundamental Value                               16,978            N/A            N/A            0.060
-----------------------------------------------------------------------------------------------------
Global Bond                                    489,934        289,959        222,142            0.079
-----------------------------------------------------------------------------------------------------
Global Inflation Protected Securities          176,325         16,066(b)         N/A            0.070
-----------------------------------------------------------------------------------------------------
Growth                                         366,683        149,053        134,793            0.059
-----------------------------------------------------------------------------------------------------
High Yield Bond                                840,455        625,083        530,418            0.066
-----------------------------------------------------------------------------------------------------
Income Opportunities                            76,233         15,279          1,894(c)         0.070
-----------------------------------------------------------------------------------------------------
International Opportunity                      976,719        593,033        467,329            0.076
-----------------------------------------------------------------------------------------------------
Large Cap Equity                             1,726,620      1,227,017      1,042,910            0.050
-----------------------------------------------------------------------------------------------------
Large Cap Value                                 10,525          5,559          1,389(a)         0.060
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                                 315,127        151,155        131,373            0.059
-----------------------------------------------------------------------------------------------------
Mid Cap Value                                   30,695            718(d)         N/A            0.060
-----------------------------------------------------------------------------------------------------
S&P 500 Index                                  241,657        272,087        194,296            0.060
-----------------------------------------------------------------------------------------------------
Select Value                                    15,197          9,292          1,942(a)         0.060
-----------------------------------------------------------------------------------------------------
Short Duration U.S. Government                 347,525        258,743        248,032            0.070
-----------------------------------------------------------------------------------------------------
Small Cap Advantage                            190,322        132,967         95,110            0.080
-----------------------------------------------------------------------------------------------------
Small Cap Value                                419,119        251,446        152,930            0.074
-----------------------------------------------------------------------------------------------------


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY AND SERVICING AGREEMENT

FOR FUNDS OTHER THAN CORE EQUITY


Each fund, other than Core Equity (which is closed to new investors), has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 69

DISTRIBUTION AGREEMENT

IDS Life Insurance Company, located at 200 Ameriprise Financial Center, Minneapolis, MN 55474, is the funds' principal underwriter. Each fund's shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN CORE EQUITY

To help defray the cost of distribution and servicing, each fund, other than Core Equity (which is closed to new investors), approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with IDS Life Insurance Company (IDS Life). Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.125% of the fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by IDS Life. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund, other than Core Equity, paid 12b-1 fees as shown in the following table.

                             TABLE 20. 12b-1 FEES

------------------------------------------------------------------------------
             FUND                         FEES PAID DURING PRIOR FISCAL YEAR
------------------------------------------------------------------------------

Balanced                                              $2,821,196
------------------------------------------------------------------------------
Cash Management                                          940,713
------------------------------------------------------------------------------
Core Bond                                                 75,382
------------------------------------------------------------------------------
Diversified Bond                                       2,445,873
------------------------------------------------------------------------------
Diversified Equity Income                              2,845,725
------------------------------------------------------------------------------
Emerging Markets                                         425,597
------------------------------------------------------------------------------
Fundamental Value                                         35,371
------------------------------------------------------------------------------
Global Bond                                              762,389
------------------------------------------------------------------------------
Global Inflation Protected Securities                    318,273
------------------------------------------------------------------------------
Growth                                                   746,056
------------------------------------------------------------------------------
High Yield Bond                                        1,541,872
------------------------------------------------------------------------------
Income Opportunities                                     131,976
------------------------------------------------------------------------------
International Opportunity                              1,580,636
------------------------------------------------------------------------------
Large Cap Equity                                       3,994,421
------------------------------------------------------------------------------
Large Cap Value                                           22,190
------------------------------------------------------------------------------
Mid Cap Growth                                           636,199
------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS  - STATEMENT OF ADDITIONAL INFORMATION
                                      - OCT. 30, 2006                  PAGE 70

------------------------------------------------------------------------------
             FUND                         FEES PAID DURING PRIOR FISCAL YEAR
------------------------------------------------------------------------------

Mid Cap Value                                           64,217
------------------------------------------------------------------------------
S&P 500 Index                                          467,272
------------------------------------------------------------------------------
Select Value                                            32,221
------------------------------------------------------------------------------
Short Duration U.S. Government                         605,679
------------------------------------------------------------------------------
Small Cap Advantage                                    292,753
------------------------------------------------------------------------------
Small Cap Value                                        635,371

------------------------------------------------------------------------------

(a) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(b)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

CUSTODIAN AGREEMENT

The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.


BOARD SERVICES CORPORATION AGREEMENT

Each fund has an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to assist the funds' Board, as the Board may reasonably request, to carry out the legal and fiduciary responsibilities of the Board and its members.


ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS  - STATEMENT OF ADDITIONAL INFORMATION
                                      - OCT. 30, 2006                  PAGE 71

     TABLE 21. FUND HISTORY TABLE FOR RIVERSOURCE VARIABLE PORTFOLIO FUNDS

---------------------------------------------------------------------------------------------------------------------------------
                                                 DATE OF           DATE BEGAN     FORM OF      STATE OF     FISCAL  DIVERSIFIED
               FUND*                          ORGANIZATION         OPERATIONS  ORGANIZATION  ORGANIZATION  YEAR END      **

---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -              4/27/81, 6/13/86(1)               Corporation      NV/MN       8/31
INCOME SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     2/4/04                                          Yes
  Core Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                   10/13/81                                          Yes
  Diversified Bond Fund(2)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/1/96                                           No
  Balanced Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/13/04                                           No
  Global Inflation Protected Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/1/96                                          Yes
  High Yield Bond Fund(2)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     6/1/04                                          Yes
  Income Opportunities Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/15/99                                          Yes
  Short Duration U.S. Government Fund(2)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -              4/27/81, 6/13/86(1)               Corporation      NV/MN       8/31
INVESTMENT SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/1/00                                          Yes
  Emerging Markets Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/15/99                                          Yes
  Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    1/13/92                                          Yes
  International Opportunity Fund(3), (4)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                   10/13/81                                          Yes
  Large Cap Equity Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     2/4/04                                          Yes
  Large Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/1/01                                          Yes
  Mid Cap Growth Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/2/05                                          Yes
  Mid Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/1/00                                          Yes
  S&P 500 Index Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/15/99                                          Yes
  Small Cap Advantage Fund
---------------------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO -                     5/9/01                     Corporation       MN         8/31
MANAGERS SERIES, INC.(5)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     5/1/06                                          Yes
  Fundamental Value Fund

---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     2/4/04                                          Yes
  Select Value Fund
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    8/14/01                                          Yes
  Small Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -                     3/5/85                     Corporation       MN         8/31
MANAGED SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    4/30/86                                          Yes
  Balanced Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/15/99                                          Yes
  Diversified Equity Income Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -              4/27/81, 6/13/86(1)               Corporation     NV/MN        8/31
MONEY MARKET SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                   10/13/81                                          Yes
  Cash Management Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -                    3/18/04                     Corporation       MN        12/31
SELECT SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/10/04                                          Yes
  Core Equity Fund
---------------------------------------------------------------------------------------------------------------------------------


 * Effective April 21, 2006, AXP was replaced with RiverSource in all corporation names.

** If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with approval of shareholders.


(1)   Date merged into a Minnesota corporation.

(2)   Effective June 27, 2003, VP - Bond Fund changed its name to VP -
      Diversified Bond Fund, VP - Extra Income Fund changed its name to VP -
      High Yield Bond Fund and VP - Federal Income Fund changed its name to VP
      - Short Duration U.S. Government Fund.

(3)   Effective July 9, 2004, VP - Capital Resource Fund changed its name to
      VP - Large Cap Equity Fund, VP - Emerging Markets Fund changed its name to VP - Threadneedle Emerging Markets Fund and VP - International Fund changed its name to VP - Threadneedle International Fund.

(4)   Effective Oct. 1, 2005, VP - Equity Select Fund changed its name to VP -
      Mid Cap Growth Fund, VP - Threadneedle International Fund changed its name to VP - International Opportunity Fund, and VP - Managed Fund changed its name to VP - Balanced Fund.


(5)   Effective April 21, 2006, AXP Variable Portfolio - Partners Series, Inc.
      changed its name to RiverSource Variable Portfolio - Managers Series,
      Inc.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS  - STATEMENT OF ADDITIONAL INFORMATION
                                      - OCT. 30, 2006                  PAGE 72

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.


The following is a list of each fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


                            TABLE 22. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                              POSITION HELD
                             WITH FUNDS AND           PRINCIPAL OCCUPATION                                       COMMITTEE
    NAME, ADDRESS, AGE      LENGTH OF SERVICE        DURING PAST FIVE YEARS        OTHER DIRECTORSHIPS          MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz              Board member        Chief Justice, Minnesota                                   Joint Audit, Investment
901 S. Marquette Ave.       since 2006          Supreme Court, 1998-2005                                   Review
Minneapolis, MN 55402

Age 52

------------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson             Board member        Chair, Board Services                                      Contracts, Executive,
901 S. Marquette Ave.       since 1999          Corporation (provides                                      Investment Review,
Minneapolis, MN 55402                           administrative services to                                 Board Effectiveness

Age 72                                          boards); former Governor of

                                                Minnesota
------------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn           Board member        Trustee Professor of Economics                             Contracts, Investment
901 S. Marquette Ave.       since 2004          and Management, Bentley                                    Review
Minneapolis, MN 55402                           College; former Dean, McCallum
Age 55                                          Graduate School of Business,
                                                Bentley College
------------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones               Board member        Attorney and Consultant                                    Joint Audit,
901 S. Marquette Ave.       since 1985                                                                     Board Effectiveness,
Minneapolis, MN 55402                                                                                      Executive, Investment
Age 71                                                                                                     Review
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind             Board member        Former Managing Director,        American Progressive      Board Effectiveness,
901 S. Marquette Ave.       since 2005          Shikiar Asset Management         Insurance                 Joint Audit, Investment
Minneapolis, MN 55402                                                                                      Review

Age 71

------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.       Board member        President Emeritus and           Valmont Industries,       Contracts,
901 S. Marquette Ave.       since 2002          Professor of Economics,          Inc. (manufactures        Investment Review,
Minneapolis, MN 55402                           Carleton College                 irrigation systems)       Executive,
Age 67                                                                                                     Board Effectiveness
------------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia      Board member        Director, Enterprise Asset       Strategic Distribution,   Contracts, Executive,
901 S. Marquette Ave.       since 2004          Management, Inc.                 Inc. (transportation,     Investment Review
Minneapolis, MN 55402                           (private real estate and asset   distribution and

Age 54                                          management company)              logistics consultants)

------------------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor              Board member        President and Chief Executive                              Joint Audit, Investment
901 S. Marquette Ave.       since 2006          Officer, SBLI USA Mutual Life                              Review
Minneapolis, MN 55402                           Insurance Company, Inc.

Age 53                                          since 1999

------------------------------------------------------------------------------------------------------------------------------------


Alison Taunton-Rigby        Board member        Chief Executive Officer,         Hybridon, Inc.            Investment Review,
901 S. Marquette Ave.       since 2002          RiboNovix, Inc. since 2003       (biotechnology);          Contracts
Minneapolis, MN 55402                           (biotechnology); former          American Healthways,
Age 62                                          President, Forester Biotech      Inc. (health management
                                                                                 programs)
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 73

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

------------------------------------------------------------------------------------------------------------------------------------
                                       POSITION HELD
                                       WITH FUNDS AND          PRINCIPAL OCCUPATION               OTHER              COMMITTEE
        NAME, ADDRESS, AGE            LENGTH OF SERVICE       DURING PAST FIVE YEARS          DIRECTORSHIPS         MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------

William F. Truscott**                Board member          President - U.S. Asset Management                       Investment
53600 Ameriprise Financial Center    since 2001,           and Chief Investment Officer,                           Review
Minneapolis, MN 55474                Vice President        Ameriprise Financial, Inc. and
Age 46                               since 2002, Acting    President, Chairman of the Board
                                     President             and Chief Investment Officer,
                                     since 2006            RiverSource Investments, LLC since
                                                           2005; Senior Vice President - Chief
                                                           Investment Officer, Ameriprise
                                                           Financial, Inc. and Chairman of the
                                                           Board and Chief Investment Officer,
                                                           RiverSource Investments, LLC,
                                                           2001-2005

------------------------------------------------------------------------------------------------------------------------------------

 * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.


** Paula R. Meyer resigned her position as President for the RiverSource funds. Mr. Truscott has been appointed Acting President and will be assuming the responsibilities of President until a permanent replacement for Ms. Meyer is found.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President and Acting President, the fund's other officers are:


                            TABLE 23. FUND OFFICERS

--------------------------------------------------------------------------------------------------------------------------------
                                            POSITION HELD
                                       WITH FUNDS AND LENGTH OF                         PRINCIPAL OCCUPATION
      NAME, ADDRESS, AGE                       SERVICE                                 DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                      Treasurer since 2002             Vice President - Investment Accounting, Ameriprise
105 Ameriprise Financial Center                                      Financial, Inc., since 2002; Vice President - Finance,
Minneapolis, MN 55474                                                American Express Company, 2000-2002

Age 51
--------------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                  Vice President since 2004        Executive Vice President - Equity and Fixed Income,
172 Ameriprise Financial Center                                      Ameriprise Financial, Inc. and RiverSource Investments,
Minneapolis, MN 55474                                                LLC since 2006; Vice President - Investments, Ameriprise
Age 42                                                               Certificate Company since 2003; Senior Vice President -
                                                                     Fixed Income, Ameriprise Financial, Inc. 2002-2006 and
                                                                     RiverSource Investments, LLC, 2004-2006; Managing
                                                                     Director, Zurich Global Assets, 2001-2002

--------------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                       Vice President, General          President of Board Services Corporation
901 S. Marquette Ave.               Counsel, and Secretary since
Minneapolis, MN 55402               1978

Age 68
--------------------------------------------------------------------------------------------------------------------------------
Edward S. Dryden*                   Acting Chief Compliance          Chief Compliance Officer, Ameriprise Certificate Company
1875 Ameriprise Financial Center    Officer since 2006               since 2006; Vice President - Asset Management Compliance,
Minneapolis, MN 55474                                                RiverSource Investments, LLC since 2006; Chief Compliance
Age 41                                                               Officer - Mason Street Advisors, LLC, 2002-2006
--------------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                      Anti-Money Laundering Officer    Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial Center    since 2002                       Ameriprise Financial, Inc., since 2004; Manager
Minneapolis, MN 55474                                                Anti-Money Laundering, Ameriprise Financial, Inc.,
Age 42                                                               2003-2004; Compliance Director and Bank Secrecy Act
                                                                     Officer, American Express Centurion Bank, 2000-2003
--------------------------------------------------------------------------------------------------------------------------------

*     Beth E. Weimer resigned her position as Chief Compliance Officer for the
      RiverSource funds. Mr. Dryden has been appointed Acting Chief Compliance
      Officer and will be assuming the responsibilities of Chief Compliance
      Officer until a permanent replacement for Ms. Weimer is found.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 74

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

Executive Committee -- Acts for the Board between meetings of the Board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the Board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Board Effectiveness Committee -- Recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 24. COMMITTEE MEETINGS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    INVESTMENT          BOARD
                                                   EXECUTIVE       JOINT AUDIT        REVIEW        EFFECTIVENESS      CONTRACTS
             FISCAL PERIOD                         COMMITTEE        COMMITTEE       COMMITTEE        COMMITTEE         COMMITTEE
------------------------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending August 31          1                4                5                4                6

------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31        1                4                5                4                7
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 75

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

ALL FUNDS. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of all funds overseen by the Board member. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

                 TABLE 25. BOARD MEMBER HOLDINGS* -- ALL FUNDS

Based on net asset values as of Dec. 31, 2005

--------------------------------------------------------------------------------
                             AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
BOARD MEMBER                       ALL FUNDS OVERSEEN BY BOARD MEMBER
--------------------------------------------------------------------------------
Arne H. Carlson                               Over $100,000
--------------------------------------------------------------------------------
Patricia M. Flynn                         $50,001 - $100,000**
--------------------------------------------------------------------------------
Anne P. Jones                                 Over $100,000
--------------------------------------------------------------------------------
Jeffrey Laikind                                   None
--------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                        Over $100,000**
--------------------------------------------------------------------------------
Catherine James Paglia                     $50,001 - $100,000
--------------------------------------------------------------------------------


Alison Taunton-Rigby                          Over $100,000
--------------------------------------------------------------------------------
William F. Truscott                           Over $100,000
--------------------------------------------------------------------------------

 * Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005, and therefore are not included in the table.

**    Includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

               TABLE 26. BOARD MEMBER COMPENSATION -- ALL FUNDS

--------------------------------------------------------------------------------
                                             TOTAL CASH COMPENSATION
BOARD MEMBER*                      FROM RIVERSOURCE FUNDS PAID TO BOARD MEMBER
--------------------------------------------------------------------------------

Kathleen Blatz                                     $75,950
--------------------------------------------------------------------------------
Phillip J. Carroll, Jr.**                                0
--------------------------------------------------------------------------------
Livio D. DeSimone**                                      0
--------------------------------------------------------------------------------
Patricia M. Flynn                                   66,104
--------------------------------------------------------------------------------
Anne P. Jones                                      135,108
--------------------------------------------------------------------------------
Jeffrey Laikind                                    116,333
--------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                              119,069
--------------------------------------------------------------------------------
Catherine James Paglia                              56,508
--------------------------------------------------------------------------------
Vikki L. Pryor                                      53,417
--------------------------------------------------------------------------------
Alan K. Simpson**                                  140,208
--------------------------------------------------------------------------------
Alison Taunton-Rigby                               136,958
--------------------------------------------------------------------------------

 *    Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation, a company providing administrative services to the funds.
      Board member compensation is a combination of a base fee and meeting fees.

**    Mr. DeSimone retired as a member of the Board, effective Sept. 8, 2005.
      Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005.
      Mr. Simpson retired as a member of the Board, effective Sept. 14, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 76

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

           TABLE 27. BOARD MEMBER* COMPENSATION -- INDIVIDUAL FUNDS


------------------------------------------------------------------------------------------------------------------------------------
                                                                    AGGREGATE COMPENSATION FROM FUND
                                   -------------------------------------------------------------------------------------------------
                                                                                                                            TAUNTON-
               FUND                 BLATZ  CARROLL** DESIMONE** FLYNN   JONES   LAIKIND   LEWIS  PAGLIA   PRYOR  SIMPSON**   RIGBY
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
Balanced -- total                   $1,575   $750       $250    $2,575  $2,641   $2,225  $2,891  $2,691  $1,142    $2,691    $2,625
Amount deferred                          0    750        250     1,288       0        0     723   1,691       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Cash Management -- total               833    425        142     1,400   1,466    1,267   1,716   1,516     600     1,516     1,450
Amount deferred                          0    425        142       700       0        0     429     949       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Core Bond -- total                     567    325        108     1,000   1,066      933   1,316   1,116     400     1,116     1,050
Amount deferred                          0    325        108       500       0        0     329     682       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond -- total            1,367    575        192     2,133   2,199    1,900   2,449   2,249   1,000     2,249     2,183
Amount deferred                          0    575        192     1,067       0        0     612   1,482       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income -- total   1,525    450        150     2,125   2,191    1,975   2,441   2,241   1,158     2,241     2,175
Amount deferred                          0    450        150     1,062       0        0     610   1,641       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets -- total              650    325        108     1,083   1,149    1,017   1,399   1,199     467     1,199     1,133
Amount deferred                          0    325        108       542       0        0     350     766       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value -- total***
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Global Bond -- total                   767    375        125     1,267   1,332    1,167   1,582   1,382     550     1,382     1,317
Amount deferred                          0    375        125       633       0        0     396     882       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities -- total                    567    325        108     1,000   1,066      933   1,316   1,116     400     1,116     1,050
Amount deferred                          0    325        108       500       0        0     329     682       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Growth -- total                        758    350        117     1,225   1,291    1,142   1,541   1,341     558     1,341     1,275
Amount deferred                          0    350        117       612       0        0     385     874       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond -- total             1,058    500        167     1,725   1,791    1,542   2,041   1,841     758     1,841     1,775
Amount deferred                          0    500        167       863       0        0     510   1,174       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities -- total          567    325        108     1,000   1,066      933   1,316   1,116     400     1,116     1,050
Amount deferred                          0    325        108       500       0        0     329     682       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity -- total   1,075    475        158     1,708   1,774    1,542   2,024   1,824     792     1,824     1,758
Amount deferred                          0    475        158       854       0        0     506   1,191       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity -- total            2,183    725        242     3,150   3,216    2,817   3,466   3,266   1,733     3,266     3,200
Amount deferred                          0    725        242     1,575       0        0     866   2,299       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value -- total***
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth -- total                800    325        108     1,233   1,299    1,167   1,549   1,349     617     1,349     1,283
Amount deferred                          0    325        108       617       0        0     387     916       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value -- total                 392      0          0       442     557      492     557     457     392       557       392
Amount deferred                          0      0          0       221       0        0     139     457       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index -- total                 658    350        117     1,125   1,191    1,042   1,441   1,241     458     1,241     1,175
Amount deferred                          0    350        117       563       0        0     360     774       0         0         0
------------------------------------------------------------------------------------------------------------------------------------
Select Value -- total                  567    217          0       892     907      933   1,107     957     400       957       892
Amount deferred                          0    217          0       446       0        0     277     682       0         0         0
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 77

------------------------------------------------------------------------------------------------------------------------------------
                                                                    AGGREGATE COMPENSATION FROM FUND
                                   -------------------------------------------------------------------------------------------------
                                                                                                                            TAUNTON-
               FUND                 BLATZ  CARROLL** DESIMONE**  FLYNN   JONES  LAIKIND   LEWIS  PAGLIA   PRYOR  SIMPSON**   RIGBY
------------------------------------------------------------------------------------------------------------------------------------
Short Duration
U.S. Government -- total               700     375       125     1,200   1,266    1,100   1,516   1,316     500      1,316    1,250
Amount deferred                          0     375       125       600       0        0     379     816       0          0        0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage -- total           633     325       108     1,067   1,133    1,000   1,383   1,183     450      1,183    1,117
Amount deferred                          0     325       108       533       0        0     346     749       0          0        0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value -- total               742     350       117     1,208   1,274    1,125   1,524   1,324     542      1,324    1,258
Amount deferred                          0     350       117       604       0        0     381     857       0          0        0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Core Equity -- total                   N/A   1,471     1,204      1,500  1,604      267   1,905   1,650     N/A      1,250    1,650
Amount deferred                              1,471     1,204        750      0        0     635       0                  0        0
------------------------------------------------------------------------------------------------------------------------------------


  *   Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation. Ms. Blatz and Ms. Pryor were not Board members as of Dec.
      31, 2005, and therefore are not included in the table.


 **   Mr. DeSimone retired as a member of the Board, effective Sept. 8, 2005.
      Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005.
      Mr. Simpson retired as a member of the Board, effective Sept. 14, 2006.


*** No fees or expenses will be paid to Board members until the assets of the fund reach $20 million.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

IDS Life and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaimed beneficial ownership of all shares of the funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 78

                                                                    APPENDIX A

                            DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

      o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      o     Nature of and provisions of the obligation.

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 79

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 80

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 81

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3      Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 82

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 83

                                                                    APPENDIX B

                              S&P 500 INDEX FUND

                ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                                          S-6466-20 AC (10/06)


RIVERSOURCE VARIABLE PORTFOLIO FUNDS - STATEMENT OF ADDITIONAL INFORMATION
                                     - OCT. 30, 2006                   PAGE 84

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE VARIABLE PORTFOLIO -- INCOME SERIES, INC.
RIVERSOURCE VARIABLE PORTFOLIO -- INVESTMENT SERIES, INC.
RIVERSOURCE VARIABLE PORTFOLIO -- MANAGED SERIES, INC.
RIVERSOURCE VARIABLE PORTFOLIO -- MANAGERS SERIES, INC.
RIVERSOURCE VARIABLE PORTFOLIO -- MONEY MARKET SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of RiverSource VP - Core Bond Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund and RiverSource VP - Short Duration U.S. Government Fund (funds within RiverSource Variable Portfolio -Income Series, Inc.), RiverSource VP - Emerging Markets Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund and RiverSource VP -Small Cap Advantage Fund (funds within RiverSource Variable Portfolio - Investment Series, Inc.), RiverSource VP - Balanced Fund and RiverSource VP - Diversified Equity Income Fund (funds within RiverSource Variable Portfolio - Managed Series, Inc.), RiverSource VP - Fundamental Value Fund, RiverSource VP - Select Value Fund and RiverSource VP - Small Cap Value Fund (funds within RiverSource Variable Portfolio - Managers Series, Inc.) and RiverSource VP - Cash Management Fund (fund within RiverSource Variable Portfolio - Money Market Series, Inc.), as of August 31, 2006, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource VP - Core Bond Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP -Income Opportunities Fund, RiverSource VP - Short Duration U.S. Government Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund, RiverSource VP - Small Cap Advantage Fund, RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP
- Fundamental Value Fund, RiverSource VP - Select Value Fund, RiverSource VP - Small Cap Value Fund and RiverSource VP - Cash Management Fund as of August 31, 2006, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

October 20, 2006


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   75

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
RiverSource Variable Portfolio Funds

                                                                                                RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                             RIVERSOURCE VP -         CASH               CORE
                                                                                 BALANCED          MANAGEMENT            BOND
AUG. 31, 2006                                                                      FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
   (identified cost $1,916,459,597, $1,000,843,087 and $71,917,217)           $ 2,106,109,269    $ 1,000,843,087       $ 71,669,320
Cash in bank on demand deposit                                                             --            119,764             90,903
Foreign currency holdings for RiverSource VP - Core Bond Fund
   (identified cost $43,814) (Note 1)                                                      --                 --             44,288
Receivable for investment securities sold                                          52,323,483                 --          3,059,346
Dividends and accrued interest receivable                                           8,583,285          2,421,957            467,921
Unrealized appreciation on swap transactions, at value (Note 9)                       131,141                 --              6,557
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                    2,167,147,178      1,003,384,808         75,338,335
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                   2,029,268                 --                 --
Dividends payable to shareholders (Note 1)                                         13,068,694          3,937,712            225,552
Payable for investment securities purchased                                        32,807,750                 --          3,338,099
Payable for securities purchased on a forward-commitment basis (Note 1)            58,925,428                 --          9,011,946
Accrued investment management services fee                                            902,963            273,965             25,492
Accrued distribution fee                                                              218,562            103,776              6,639
Accrued transfer agency fee                                                           104,906             49,811              3,186
Accrued administrative services fee                                                    93,793             47,783              3,718
Payable upon return of securities loaned (Note 6)                                   4,460,000                 --                 --
Other accrued expenses                                                                320,428            134,520             25,942
Forward sale commitments, at value (proceeds receivable $7,655,625 for
   RiverSource VP - Balanced Fund) (Note 1)                                         7,726,246                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 120,658,038          4,547,567         12,640,574
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                            $ 2,046,489,140    $   998,837,241       $ 62,697,761
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
------------------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value ($.001 for RiverSource VP - Balanced Fund)
   (Note 1)                                                                   $       132,523    $     9,991,951       $     64,153
Additional paid-in capital                                                      1,806,224,555        988,847,885         63,856,526
Undistributed (excess distributions over) net investment income                      (236,516)                --                345
Accumulated net realized gain (loss) (Note 12)                                     50,580,771             (2,595)          (998,659)
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies (Notes 7 and 9)                189,787,807                 --           (224,604)
------------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock      $ 2,046,489,140    $   998,837,241       $ 62,697,761
====================================================================================================================================
Shares outstanding                                                                132,523,162        999,195,064          6,415,333
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                        $         15.44    $          1.00       $       9.77
------------------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 6)                             $     4,354,300    $            --       $         --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

76   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                                DIVERSIFIED       DIVERSIFIED          EMERGING
                                                                                   BOND          EQUITY INCOME          MARKETS
AUG. 31, 2006                                                                      FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
   (identified cost $2,692,808,348, $2,625,100,130, and $398,371,553)         $ 2,687,497,402    $ 2,927,406,117      $ 431,490,630
Cash in bank on demand deposit                                                        110,700            101,595             48,620
Foreign currency holdings (identified cost $1,460,671 for RiverSource
   VP - Diversified Bond Fund and $1,744,580 for RiverSource Emerging
   Markets Fund) (Note 1)                                                           1,477,027                 --          1,744,522
Receivable for investment securities sold                                         101,495,630        117,212,443         14,590,394
Dividends and accrued interest receivable                                          16,205,010          7,412,294            177,732
Unrealized appreciation on swap transactions, at value (Note 9)                       362,387                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                    2,807,148,156      3,052,132,449        448,051,898
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Dividends payable to shareholders (Note 1)                                          8,631,529          9,988,322            721,298
Payable for investment securities purchased                                       127,650,276        141,442,768         19,678,992
Payable for securities purchased on a forward-commitment basis (Note 1)           286,424,577                 --                 --
Accrued investment management services fee                                            892,629          1,378,465            387,968
Accrued distribution fee                                                              240,971            298,814             44,413
Accrued transfer agency fee                                                           115,662            143,426             21,317
Accrued administrative services fee                                                   122,032            125,895             28,424
Payable upon return of securities loaned (Note 6)                                  57,541,250         21,745,000                 --
Other accrued expenses                                                                308,484            323,875             93,548
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 481,927,410        175,446,565         20,975,960
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                            $ 2,325,220,746    $ 2,876,685,884      $ 427,075,938
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
------------------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                      $     2,237,870    $     1,906,740      $     261,733
Additional paid-in capital                                                      2,497,512,760      2,368,493,033        337,020,107
Undistributed (excess of distributions over) net investment income                    (52,767)          (153,938)              (104)
Accumulated net realized gain (loss) (Note 12)                                   (170,099,386)       204,131,619         56,638,594
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies (Notes 7 and 9)                 (4,377,731)       302,308,430         33,155,608
------------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock      $ 2,325,220,746    $ 2,876,685,884      $ 427,075,938
====================================================================================================================================
Shares outstanding                                                                223,786,954        190,673,971         26,173,286
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                        $         10.39    $         15.09      $       16.32
------------------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 6)                             $    56,263,120    $    20,866,180      $          --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   77

RiverSource Variable Portfolio Funds

                                                                                                                   RIVERSOURCE VP -
                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   GLOBAL INFLATION
                                                                                FUNDAMENTAL          GLOBAL            PROTECTED
                                                                                   VALUE              BOND            SECURITIES
AUG. 31, 2006                                                                      FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
   (identified cost $234,295,115, $695,232,889 and $401,348,945)              $   238,243,802    $   706,880,633      $ 409,850,752
Cash in bank on demand deposit                                                        133,660             23,046                 --
Foreign currency holdings (identified cost $2,182, $1,560,258 and
   $1,374,711) (Note 1)                                                                 2,176          1,571,927          1,404,643
Receivable for investment securities sold                                             211,688          1,687,456                 --
Dividends and accrued interest receivable                                             286,481          8,546,005          2,018,268
Unrealized appreciation on foreign currency contracts held, at value
   (Note 5)                                                                                --             40,788            797,889
Unrealized appreciation on swap transactions, at value (Note 9)                            --             60,325                 --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                      238,877,807        718,810,180        414,071,552
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                          --                 --                875
Dividends payable to shareholders (Note 1)                                            279,853          1,334,071                 --
Payable for investment securities purchased                                         6,696,678         17,897,066         10,164,322
Payable for securities purchased on a forward-commitment basis (Note 1)                    --          6,251,579                 --
Unrealized depreciation on foreign currency contracts held, at value
   (Note 5)                                                                                --            206,160            505,742
Accrued investment management services fee                                            131,888            403,197            141,681
Accrued distribution fee                                                               22,584             72,253             40,251
Accrued transfer agency fee                                                            10,840             34,680             19,320
Accrued administrative services fee                                                    10,840             45,475             22,540
Other accrued expenses                                                                 17,774            127,912             26,888
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                   7,170,457         26,372,393         10,921,619
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                            $   231,707,350    $   692,437,787      $ 403,149,933
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
------------------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                      $       231,010    $       641,853      $     401,432
Additional paid-in capital                                                        227,404,005        682,612,538        397,711,731
Undistributed (excess of distributions over) net investment income                      8,006           (461,035)          (913,655)
Accumulated net realized gain (loss) (Note 12)                                        115,650         (2,201,250)        (2,898,597)
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies (Notes 5, 7 and 9)               3,948,679         11,845,681          8,849,022
------------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock      $   231,707,350    $   692,437,787      $ 403,149,933
====================================================================================================================================
Shares outstanding                                                                 23,100,954         64,185,271         40,143,239
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                        $         10.03    $         10.79      $       10.04
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

78   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                                                RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                             RIVERSOURCE VP -      HIGH YIELD           INCOME
                                                                                  GROWTH              BOND           OPPORTUNITIES
AUG. 31, 2006                                                                      FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
   (identified cost $611,614,041, $1,187,864,218 and $265,635,092)              $ 612,209,990    $ 1,176,761,750      $ 265,050,769
Cash in bank on demand deposit                                                         70,980             31,905             46,956
Foreign currency holdings for RiverSource VP - Growth Fund (identified
   cost $375,165) (Note 1)                                                            379,394                 --                 --
Receivable for investment securities sold                                           9,065,644          6,695,973          3,015,166
Dividends and accrued interest receivable                                             660,145         21,146,147          4,610,043
Other receivable                                                                           --             91,484                 --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                      622,386,153      1,204,727,259        272,722,934
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Dividends payable to shareholders (Note 1)                                          1,265,404          6,907,601          1,276,892
Payable for investment securities purchased                                         8,750,576          1,158,250         12,592,799
Payable for securities purchased on a forward-commitment basis (Note 1)                    --          4,005,478                 --
Accrued investment management services fee                                            306,786            593,821            124,064
Accrued distribution fee                                                               63,914            126,680             25,423
Accrued transfer agency fee                                                            30,678             60,804             12,203
Accrued administrative services fee                                                    30,245             67,175             14,237
Other accrued expenses                                                                104,491            221,282             44,421
Options contracts written at value (premiums received,
   $649,830 for RiverSource VP - Growth Fund) (Note 8)                                313,500                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  10,865,594         13,141,091         14,090,039
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                              $ 611,520,559    $ 1,191,586,168      $ 258,632,895
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
------------------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                        $     882,288    $     1,784,303      $     256,701
Additional paid-in capital                                                        696,464,509      1,415,738,587        259,249,883
Undistributed (excess of distributions over) net investment income                         (1)         6,391,280               (115)
Accumulated net realized gain (loss) (Note 12)                                    (86,763,127)      (221,317,018)          (289,251)
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                                    936,890        (11,010,984)          (584,323)
------------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock        $ 611,520,559    $ 1,191,586,168      $ 258,632,895
====================================================================================================================================
Shares outstanding                                                                 88,228,838        178,430,268         25,670,141
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                          $        6.93    $          6.68      $       10.08
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   79

RiverSource Variable Portfolio Funds

                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                               INTERNATIONAL        LARGE CAP          LARGE CAP
                                                                                OPPORTUNITY          EQUITY              VALUE
AUG. 31, 2006                                                                      FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
   (identified cost $1,017,991,955, $3,544,357,513 and $19,247,076)           $ 1,267,234,695    $ 3,738,355,697       $ 20,547,222
Cash in bank on demand deposit                                                         78,892             26,239             64,209
Foreign currency holdings for RiverSource VP - International Opportunity
   Fund and RiverSource VP - Large Cap Equity Fund (identified cost
   $1,898,338 and $841,504 respectively) (Note 1)                                   1,855,527            836,733                 --
Receivable for investment securities sold                                           9,317,609         34,057,915            176,176
Dividends and accrued interest receivable                                           1,547,638          6,805,621             48,551
Reclaims receivable                                                                   888,896                 --                 --
Unrealized appreciation on swap transactions, at value (Note 9)                            --             44,950                 --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                    1,280,923,257      3,780,127,155         20,836,158
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Dividends payable to shareholders (Note 1)                                          1,934,993         10,911,651             66,100
Payable for investment securities purchased                                         6,909,021         24,575,086             10,440
Accrued investment management services fee                                            803,431          1,791,040             10,368
Accrued distribution fee                                                              133,992            396,110              2,160
Accrued transfer agency fee                                                            64,314            190,126              1,037
Accrued administrative services fee                                                    81,405            158,604              1,037
Payable upon return of securities loaned (Note 6)                                   4,496,500          7,984,400                 --
Other accrued expenses                                                                258,838            518,574             32,831
Options contracts written, at value (premiums received, $1,364,618 for
   RiverSource VP - Large Cap Equity Fund) (Note 8)                                        --            658,350                 --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  14,682,494         47,183,941            123,973
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                            $ 1,266,240,763    $ 3,732,943,214       $ 20,712,185
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
------------------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                      $     1,034,857    $     1,629,677       $     17,687
Additional paid-in capital                                                      1,515,207,792      3,842,119,620         18,576,538
Undistributed (excess of distributions over) net investment income                  3,023,480         (1,037,776)            (2,762)
Accumulated net realized gain (loss) (Note 12)                                   (502,378,993)      (304,781,887)           820,573
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies (Notes 7 and 9)                249,353,627        195,013,580          1,300,149
------------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock      $ 1,266,240,763    $ 3,732,943,214       $ 20,712,185
====================================================================================================================================
Shares outstanding                                                                103,485,736        162,967,709          1,768,692
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                        $         12.24    $         22.91       $      11.71
------------------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 6)                             $     4,091,910    $     7,779,919       $         --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

80   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                                  MID CAP            MID CAP            S&P 500
                                                                                  GROWTH              VALUE              INDEX
AUG. 31, 2006                                                                      FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
   (identified cost $731,309,929, $235,887,407 and $309,992,169)             $    707,850,384      $ 239,961,281      $ 367,509,893
Cash in bank on demand deposit                                                         18,289             78,424                 --
Expense reimbursement receivable from the Investment Manager                               --                 --            138,671
Receivable for investment securities sold                                          15,079,639          6,353,974             47,793
Dividends and accrued interest receivable                                             677,004            314,793            784,318
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                      723,625,316        246,708,472        368,480,675
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                          --                 --             30,774
Dividends payable to shareholders (Note 1)                                                 --            346,322          1,425,711
Payable for investment securities purchased                                        10,239,035         17,737,050                 --
Accrued investment management services fee                                            421,315            123,519             68,178
Accrued distribution fee                                                               75,236             22,057             38,738
Accrued transfer agency fee                                                            36,112             10,587             18,593
Accrued administrative services fee                                                    35,226             10,587             18,593
Payable upon return of securities loaned (Note 6)                                   3,780,000                 --                 --
Other accrued expenses                                                                135,822             47,163             95,553
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  14,722,746         18,297,285          1,696,140
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                           $    708,902,570      $ 228,411,187      $ 366,784,535
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
------------------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                     $        646,909      $     180,583      $     414,497
Additional paid-in capital                                                      1,838,401,107        222,291,791        310,235,560
Excess of distributions over net investment income                                         --            (33,276)           106,305
Accumulated net realized gain (loss) (Note 12)                                 (1,106,685,901)         1,898,078         (1,556,953)
Unrealized appreciation (depreciation) on investments and on translation of
   assets and liabilities in foreign currencies (Note 7)                          (23,459,545)         4,074,011         57,585,126
------------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock     $    708,902,570      $ 228,411,187      $ 366,784,535
====================================================================================================================================
Shares outstanding                                                                 64,690,914         18,058,349         41,449,735
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                       $          10.96      $       12.65      $        8.85
------------------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 6)                            $      3,651,000      $          --      $          --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   81

RiverSource Variable Portfolio Funds

                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                                  SELECT         SHORT DURATION        SMALL CAP
                                                                                   VALUE         U.S. GOVERNMENT       ADVANTAGE
AUG. 31, 2006                                                                      FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
   (identified cost $25,820,984, $540,408,858 and $206,374,885)                  $ 27,897,204      $ 537,626,736      $ 217,134,018
Cash in bank on demand deposit                                                         91,517            153,682            105,782
Foreign currency holdings for RiverSource VP - Select Value Fund
   (identified cost $1,293) (Note 1)                                                    1,338                 --                 --
Receivable for investment securities sold                                              14,814         15,092,789          3,681,681
Dividends and accrued interest receivable                                              42,663          3,126,314            115,765
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                       28,047,536        555,999,521        221,037,246
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Dividends payable to shareholders (Note 1)                                             41,998          1,598,678                 --
Payable for investment securities purchased                                         1,383,140         37,293,038          2,749,914
Payable for securities purchased on a forward-commitment basis (Note 1)                    --         53,785,689                 --
Accrued investment management services fee                                             17,441            188,706            144,628
Accrued distribution fee                                                                2,795             49,143             22,884
Accrued transfer agency fee                                                             1,342             23,588             10,984
Accrued administrative services fee                                                     1,342             27,519             14,646
Other accrued expenses                                                                 17,642            109,825             64,727
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                   1,465,700         93,076,186          3,007,783
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                               $ 26,581,836      $ 462,923,335      $ 218,029,463
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
------------------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                         $     22,674      $     457,992      $     158,012
Additional paid-in capital                                                         24,102,281        477,613,693        179,774,172
Undistributed (excess of distributions over) net investment income                        395            (62,747)            41,443
Accumulated net realized gain (loss) (Note 12)                                        380,221        (12,300,685)        27,281,982
Unrealized appreciation (depreciation) on investments and on translation of
   assets and liabilities in foreign currencies (Note 7)                            2,076,265         (2,784,918)        10,773,854
------------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock         $ 26,581,836      $ 462,923,335      $ 218,029,463
====================================================================================================================================
Shares outstanding                                                                  2,267,368         45,799,220         15,801,238
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                           $      11.72      $       10.11      $       13.80
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

82   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                                                                   RIVERSOURCE VP -
                                                                                                                       SMALL CAP
                                                                                                                         VALUE
AUG. 31, 2006                                                                                                            FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
   (identified cost $530,210,246)                                                                                     $ 559,332,158
Cash in bank on demand deposit                                                                                              249,018
Receivable for investment securities sold                                                                                 4,341,122
Dividends and accrued interest receivable                                                                                   380,994
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                            564,303,292
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Dividends payable to shareholders (Note 1)                                                                                  457,019
Payable for investment securities purchased                                                                               3,439,663
Accrued investment management services fee                                                                                  432,654
Accrued distribution fee                                                                                                     56,622
Accrued transfer agency fee                                                                                                  27,178
Accrued administrative services fee                                                                                          36,096
Payable upon return of securities loaned (Note 6)                                                                        11,029,400
Other accrued expenses                                                                                                       60,785
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                        15,539,417
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                                    $ 548,763,875
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
------------------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                                              $     364,469
Additional paid-in capital                                                                                              459,229,134
Undistributed net investment income                                                                                         183,446
Accumulated net realized gain (loss) (Note 12)                                                                           59,864,914
Unrealized appreciation (depreciation) on investments and on translation of
   assets and liabilities in foreign currencies                                                                          29,121,912
------------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                                              $ 548,763,875
====================================================================================================================================
Shares outstanding                                                                                                       36,446,922
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                                                                $       15.06
------------------------------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 6)                                                                     $  10,264,353
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   83

STATEMENTS OF OPERATIONS
RiverSource Variable Portfolio Funds

                                                                                                RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                             RIVERSOURCE VP -         CASH               CORE
                                                                                 BALANCED          MANAGEMENT            BOND
YEAR ENDED AUG. 31, 2006                                                           FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Income:
Dividends                                                                       $  36,616,054       $         --       $         --
Interest                                                                           39,923,037         35,217,690          2,907,966
Fee income from securities lending (Note 6)                                           191,300                 --                 --
   Less foreign taxes withheld                                                        (84,794)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                                       76,645,597         35,217,690          2,907,966
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                 11,773,679          3,099,857            333,535
Distribution fee                                                                    2,821,196            940,713             75,382
Transfer agency fee                                                                   652,017            246,070             18,540
Administrative services fees and expenses                                           1,246,324            447,159             41,986
Custodian fees                                                                        229,150             63,635             60,092
Compensation of board members                                                          20,913             11,730              8,597
Printing and postage                                                                  577,375            194,040             10,158
Audit fees                                                                             27,000             21,500             20,000
Other                                                                                  40,506             14,364              8,993
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                     17,388,160          5,039,068            577,283
   Expenses waived/reimbursed by the Investment Manager and its affiliates
      (Note 2)                                                                             --                 --            (59,290)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   17,388,160          5,039,068            517,993
   Earnings and bank fee credits on cash balances (Note 2)                             (2,918)            (3,315)            (2,769)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                 17,385,242          5,035,753            515,224
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    59,260,355         30,181,937          2,392,742
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                 134,095,911               (798)        (1,059,999)
   Foreign currency transactions                                                     (124,615)                --             (4,827)
   Futures contracts                                                                1,604,234                 --            116,511
   Swap transactions                                                                     (944)                --               (524)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                           135,574,586               (798)          (948,839)
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                    (29,065,213)                --           (522,771)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                             106,509,373               (798)        (1,471,610)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ 165,769,728       $ 30,181,139       $    921,132
====================================================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

84   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT.

RiverSource Variable Portfolio Funds

                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                                DIVERSIFIED        DIVERSIFIED         EMERGING
                                                                                   BOND           EQUITY INCOME         MARKETS
YEAR ENDED AUG. 31, 2006                                                           FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Income:
Dividends                                                                       $          --      $  55,141,757       $  7,670,211
Interest                                                                           96,130,706          2,450,193            562,009
Fee income from securities lending (Note 6)                                           530,882            217,630                 --
   Less foreign taxes withheld                                                             --           (410,141)          (660,717)
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                                       96,661,588         57,399,439          7,571,503
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                 10,386,439         14,825,523          3,834,039
Distribution fee                                                                    2,445,873          2,845,725            425,597
Transfer agency fee                                                                   620,106            789,012            123,328
Administrative services fees and expenses                                           1,289,984          1,252,553            284,260
Custodian fees                                                                        207,670            352,750            303,261
Compensation of board members                                                          17,496             17,513              9,264
Printing and postage                                                                  521,210            559,350             73,362
Audit fees                                                                             27,000             30,000             20,500
Other                                                                                  38,858             23,679            178,175
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                     15,554,636         20,696,105          5,251,786
   Earnings and bank fee credits on cash balances (Note 2)                             (7,722)            (1,987)            (2,136)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                 15,546,914         20,694,118          5,249,650
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    81,114,674         36,705,321          2,321,853
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                 (32,643,150)       208,875,344         56,915,477
   Foreign currency transactions                                                     (152,633)            35,615           (858,475)
   Futures contracts                                                                5,423,762                 --                 --
   Swap transactions                                                                   21,956                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                           (27,350,065)       208,910,959         56,057,002
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                    (15,056,707)        53,554,454         15,075,906
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                             (42,406,772)       262,465,413         71,132,908
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  38,707,902      $ 299,170,734       $ 73,454,761
====================================================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   85

RiverSource Variable Portfolio Funds

                                                                                                                   RIVERSOURCE VP -
                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   GLOBAL INFLATION
                                                                                FUNDAMENTAL          GLOBAL            PROTECTED
                                                                                   VALUE              BOND            SECURITIES
YEAR ENDED AUG. 31, 2006                                                          FUND(a)             FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Income:
Dividends                                                                         $   433,738       $         --       $         --
Interest                                                                              234,568         23,851,829         12,599,540
Fee income from securities lending (Note 6)                                                --              9,274                 --
   Less foreign taxes withheld                                                         (7,391)           (27,307)            (2,674)
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                                          660,915         23,833,796         12,596,866
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                    206,566          4,640,640          1,164,368
Distribution fee                                                                       35,371            762,389            318,273
Transfer agency fees                                                                   16,978            192,817             99,902
Administrative services fees and expenses                                              16,978            489,934            176,325
Custodian fees                                                                         27,090            158,750             45,645
Compensation of board members                                                              --             10,696              8,597
Printing and postage                                                                    3,242            177,050             92,286
Audit fees                                                                             20,000             24,000             20,000
Other                                                                                     164             13,130             23,353
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                        326,389          6,469,406          1,948,749
   Expenses waived/reimbursed by the Investment Manager and its affiliates
      (Note 2)                                                                        (23,585)                --           (114,683)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      302,804          6,469,406          1,834,066
   Earnings and bank fee credits on cash balances (Note 2)                               (548)            (1,806)            (2,594)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                    302,256          6,467,600          1,831,472
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                       358,659         17,366,196         10,765,394
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                     115,654         (1,642,404)        (2,708,631)
   Foreign currency transactions                                                      (61,127)          (487,909)        (5,949,866)
   Futures contracts                                                                       --            972,433                 --
   Swap transactions                                                                       --            (10,629)                --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                54,527         (1,168,509)        (8,658,497)
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                      3,938,541         (5,952,008)         7,996,039
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                               3,993,068         (7,120,517)          (662,458)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $ 4,351,727       $ 10,245,679       $ 10,102,936
====================================================================================================================================

(a) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

86   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                                                RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                             RIVERSOURCE VP -      HIGH YIELD           INCOME
                                                                                  GROWTH              BOND           OPPORTUNITIES
YEAR ENDED AUG. 31, 2006                                                           FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Income:
Dividends                                                                       $  10,276,586      $          --       $         --
Interest                                                                            1,466,282         97,299,978          7,750,350
Fee income from securities lending (Note 6)                                            48,444                 --                 --
   Less foreign taxes withheld                                                       (194,117)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                                       11,597,195         97,299,978          7,750,350
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                  3,751,065          7,413,897            653,044
Distribution fee                                                                      746,056          1,541,872            131,976
Transfer agency fee                                                                   207,746            373,691             45,332
Administrative services fees and expenses                                             366,683            840,455             76,233
Custodian fees                                                                        151,100             95,043             34,820
Compensation of board members                                                          10,380             14,280              8,597
Printing and postage                                                                  152,200            354,210             33,485
Audit fees                                                                             21,000             27,000             20,000
Other                                                                                  12,356             18,363              9,308
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                      5,418,586         10,678,811          1,012,795
   Earnings and bank fee credits on cash balances (Note 2)                             (1,518)            (4,108)            (3,680)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                  5,417,068         10,674,703          1,009,115
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     6,180,127         86,625,275          6,741,235
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                  33,312,570          1,041,488           (259,128)
   Foreign currency transactions                                                       24,873                 --                 --
   Futures contracts                                                               (1,049,226)                --                 --
   Options contracts written (Note 8)                                               1,282,736                 --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                            33,570,953          1,041,488           (259,128)
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                    (20,509,288)       (19,241,545)        (1,116,480)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                              13,061,665        (18,200,057)        (1,375,608)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  19,241,792      $  68,425,218       $  5,365,627
====================================================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   87

RiverSource Variable Portfolio Funds

                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                               INTERNATIONAL        LARGE CAP          LARGE CAP
                                                                                OPPORTUNITY          EQUITY              VALUE
YEAR ENDED AUG. 31, 2006                                                           FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Income:
Dividends                                                                       $  28,910,841      $  64,447,141        $   428,966
Interest                                                                              477,054          3,523,830             13,246
Fee income from securities lending (Note 6)                                           854,518            411,482                 --
   Less foreign taxes withheld                                                     (2,953,973)          (536,985)              (911)
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                                       27,288,440         67,845,468            441,301
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                 10,469,388         18,214,495            102,616
Distribution fee                                                                    1,580,636          3,994,421             22,190
Transfer agency fee                                                                   391,479          1,168,235              5,785
Administrative services fees and expenses                                             976,719          1,726,620             10,525
Custodian fees                                                                        406,430            431,400             45,710
Compensation of board members                                                          14,164             25,530                 --
Printing and postage                                                                  305,050            644,700              6,902
Audit fees                                                                             26,500             36,000             19,500
Other                                                                                  23,460             45,973                462
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                     14,193,826         26,287,374            213,690
   Expenses waived/reimbursed by the Investment Manager and its affiliates
      (Note 2)                                                                             --                 --            (33,151)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   14,193,826         26,287,374            180,539
   Earnings and bank fee credits on cash balances (Note 2)                             (2,074)            (3,638)           (14,675)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                 14,191,752         26,283,736            165,864
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    13,096,688         41,561,732            275,437
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                 197,090,703        221,874,381            907,987
   Foreign currency transactions                                                      258,532            (15,410)               (13)
   Futures contracts                                                                       --           (872,886)                --
   Swap transactions                                                                       --           (793,303)                --
   Options contracts written (Note 8)                                                      --          1,991,238                 --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                           197,349,235        222,184,020            907,974
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                     57,942,017        (90,675,460)           652,685
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                             255,291,252        131,508,560          1,560,659
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ 268,387,940      $ 173,070,292        $ 1,836,096
====================================================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

88   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                                  MID CAP            MID CAP            S&P 500
                                                                                  GROWTH             VALUE               INDEX
YEAR ENDED AUG  31, 2006                                                           FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Income:
Dividends                                                                      $    3,608,016        $   892,633       $  7,106,205
Interest                                                                              298,963            193,240            184,893
Fee income from securities lending (Note 6)                                            59,715                 --                 --
   Less foreign taxes withheld                                                             --             (2,487)                --
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                                        3,966,694          1,083,386          7,291,098
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                  3,286,046            376,310            952,722
Distribution fee                                                                      636,199             64,217            467,272
Transfer agency fee                                                                   228,311             26,287            112,578
Administrative services fees and expenses                                             315,127             30,695            241,657
Custodian fees                                                                         25,155            192,302             49,910
Compensation of board members                                                          10,464              3,846              9,580
Printing and postage                                                                  132,220             13,332             86,625
Licensing fees                                                                             --                 --             37,620
Audit fees                                                                             24,000             20,500             20,500
Other                                                                                   7,132             11,321             10,600
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                      4,664,654            738,810          1,989,064
   Expenses waived/reimbursed by the Investment Manager and its affiliates
      (Note 2)                                                                             --           (169,570)          (138,671)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    4,664,654            569,240          1,850,393
   Earnings and bank fee credits on cash balances (Note 2)                             (2,103)           (10,858)            (1,725)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                  4,662,551            558,382          1,848,668
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      (695,857)           525,004          5,442,430
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                  57,781,721          1,871,650            503,641
   Foreign currency transactions                                                           --                  3                 --
   Futures contracts                                                                       --                 --             98,928
   Reimbursement from affiliate (Note 2)                                                   --                 --            216,040
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                            57,781,721          1,871,653            818,609
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                   (134,694,999)         3,607,327         24,008,898
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                             (76,913,278)         5,478,980         24,827,507
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                $  (77,609,135)       $ 6,003,984       $ 30,269,937
====================================================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   89

RiverSource Variable Portfolio Funds

                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                                  SELECT         SHORT DURATION       SMALL CAP
                                                                                  VALUE         U.S. GOVERNMENT       ADVANTAGE
YEAR ENDED AUG. 31, 2006                                                           FUND               FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Income:
Dividends                                                                         $   755,963       $         --      $   2,266,698
Interest                                                                              110,040         21,167,809            125,725
Fee income from securities lending (Note 6)                                                --                 --             37,231
   Less foreign taxes withheld                                                        (24,447)                --             (1,616)
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                                          841,556         21,167,809          2,428,038
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                    186,844          2,635,745          1,726,941
Distribution fee                                                                       32,221            605,679            292,753
Transfer agency fee                                                                     8,047            147,668             70,635
Administrative services fees and expenses                                              15,197            347,525            190,322
Custodian fees                                                                         20,130             75,700             93,869
Compensation of board members                                                           7,430             10,163              9,130
Printing and postage                                                                    7,867            130,065             53,150
Audit fees                                                                             19,500             22,000             20,000
Other                                                                                   8,648             10,116             15,541
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                        305,884          3,984,661          2,472,341
   Expenses waived/reimbursed by the Investment Manager and its affiliates
      (Note 2)                                                                        (27,598)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      278,286          3,984,661          2,472,341
   Earnings and bank fee credits on cash balances (Note 2)                                 --             (3,400)              (350)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                    278,286          3,981,261          2,471,991
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                       563,270         17,186,548            (43,953)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                     464,367         (4,443,647)        27,954,706
   Foreign currency transactions                                                          146                 --                 --
   Futures contracts                                                                       --           (175,211)           (21,863)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                               464,513         (4,618,858)        27,932,843
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                        588,316           (292,799)       (17,484,891)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                               1,052,829         (4,911,657)        10,447,952
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $ 1,616,099       $ 12,274,891      $  10,403,999
====================================================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

90   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                                                                   RIVERSOURCE VP -
                                                                                                                       SMALL CAP
                                                                                                                         VALUE
YEAR ENDED AUG. 31, 2006                                                                                                 FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Income:
Dividends                                                                                                              $  5,518,622
Interest                                                                                                                  2,879,398
Fee income from securities lending (Note 6)                                                                                  41,806
   Less foreign taxes withheld                                                                                              (19,685)
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                                              8,420,141
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                                                        4,896,261
Distribution fee                                                                                                            635,371
Transfer agency fee                                                                                                         167,723
Administrative services fees and expenses                                                                                   419,119
Custodian fees                                                                                                              232,090
Compensation of board members                                                                                                10,246
Printing and postage                                                                                                        117,620
Audit fees                                                                                                                   20,500
Other                                                                                                                        10,090
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                            6,509,020
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)                                        (188,431)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                                        6,320,589
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                           2,099,552
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                                        61,012,764
   Foreign currency transactions                                                                                                 (1)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                                  61,012,763
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities
   in foreign currencies                                                                                                 (7,054,058)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                                                    53,958,705
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                                        $ 56,058,257
====================================================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   91

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Variable Portfolio Funds

                                                            RIVERSOURCE VP - BALANCED FUND   RIVERSOURCE VP - CASH MANAGEMENT FUND
YEAR ENDED AUG. 31,                                              2006             2005              2006                2005
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $    59,260,355   $    60,950,168    $    30,181,937     $    13,365,919
Net realized gain (loss) on investments                       135,574,586       161,959,485               (798)              1,275
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies            (29,065,213)       20,254,609                 --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 165,769,728       243,164,262         30,181,139          13,367,194
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                      (58,821,263)      (61,685,753)       (30,181,937)        (13,366,319)
   Net realized gain                                          (70,774,753)               --                 --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (129,596,016)      (61,685,753)       (30,181,937)        (13,366,319)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales                                            24,249,895        33,994,949        546,130,014         278,245,964
Reinvestment of distributions at net asset value              131,268,246        61,564,207         28,008,968          12,094,809
Payments for redemptions                                     (582,529,038)     (503,321,951)      (262,906,070)       (375,917,897)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   capital share transactions                                (427,010,897)     (407,762,795)       311,232,912         (85,577,124)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      (390,837,185)     (226,284,286)       311,232,114         (85,576,249)
Net assets at beginning of year                             2,437,326,325     2,663,610,611        687,605,127         773,181,376
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 2,046,489,140   $ 2,437,326,325    $   998,837,241     $   687,605,127
===================================================================================================================================
Excess of distributions over net investment income        $      (236,516)  $      (303,746)   $            --     $            --
-----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                          RIVERSOURCE VP - CORE BOND FUND   RIVERSOURCE VP - DIVERSIFIED BOND FUND
YEAR ENDED AUG. 31,                                           2006               2005              2006                2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $     2,392,742  $     1,429,788    $    81,114,674     $    63,237,383
Net realized gain (loss) on investments                          (948,839)         298,041        (27,350,065)         14,152,346
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies               (522,771)          (8,029)       (15,056,707)         (4,469,293)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from  operations                                     921,132        1,719,800         38,707,902          72,920,436
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                       (2,410,884)      (1,450,986)       (81,269,698)        (66,121,267)
   Net realized gain                                             (122,686)              --                 --                  --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (2,533,570)      (1,450,986)       (81,269,698)        (66,121,267)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales                                            27,670,096       26,946,369        683,564,631         266,496,135
Reinvestment of distributions at net asset value                2,463,965        1,374,055         78,244,071          65,971,457
Payments for redemptions                                      (23,763,653)      (6,193,096)      (218,296,083)       (211,228,785)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                           6,370,408       22,127,328        543,512,619         121,238,807
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         4,757,970       22,396,142        500,950,823         128,037,976
Net assets at beginning of year                                57,939,791       35,543,649      1,824,269,923       1,696,231,947
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    62,697,761  $    57,939,791    $ 2,325,220,746     $ 1,824,269,923
==================================================================================================================================
Undistributed (excess of distributions over)
   net investment income                                  $           345  $        11,000    $       (52,767)    $      (137,182)
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

92   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                            RIVERSOURCE VP - DIVERSIFIED           RIVERSOURCE VP - EMERGING
                                                                 EQUITY INCOME FUND                       MARKETS FUND
YEAR ENDED AUG. 31,                                            2006              2005              2006                   2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $    36,705,321  $    20,778,925    $     2,321,853     $       588,832
Net realized gain (loss) on investments                       208,910,959       74,275,731         56,057,002          13,536,065
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies             53,554,454      176,095,823         15,075,906          16,517,176
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from  operations                                           299,170,734      271,150,479         73,454,761          30,642,073
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                      (36,257,011)     (19,986,713)        (1,549,963)           (502,237)
   Net realized gain                                          (72,944,061)              --        (12,706,732)         (2,148,317)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (109,201,072)     (19,986,713)       (14,256,695)         (2,650,554)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales                                           979,162,771      586,505,709        219,084,079         121,975,171
Reinvestment of distributions at net asset value              105,737,678       17,749,939         13,767,635           2,508,714
Payments for redemptions                                      (77,265,424)     (19,307,264)       (56,934,726)         (6,438,923)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                       1,007,635,025      584,948,384        175,916,988         118,044,962
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     1,197,604,687      836,112,150        235,115,054         146,036,481
Net assets at beginning of year                             1,679,081,197      842,969,047        191,960,884          45,924,403
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 2,876,685,884  $ 1,679,081,197    $   427,075,938     $   191,960,884
==================================================================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $      (153,938) $      (460,246)   $          (104)    $        86,481
----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                     RIVERSOURCE VP - FUNDAMENTAL VALUE FUND       RIVERSOURCE VP - GLOBAL BOND
YEAR ENDED AUG. 31,                                                   2006(a)                        2006                2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   $     358,659               $      17,366,196   $    12,976,102
Net realized gain (loss) on investments                                  54,527                      (1,168,509)       14,431,701
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                    3,938,541                      (5,952,008)          955,738
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                          4,351,727                      10,245,679        28,363,541
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                               (298,866)                    (18,091,431)      (23,132,048)
   Net realized gain                                                         --                      (2,563,332)               --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (298,866)                    (20,654,763)      (23,132,048)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales                                                 228,064,714                     173,048,742       160,817,306
Reinvestment of distributions at net asset value                         19,013                      20,444,404        23,811,853
Payments for redemptions                                             (2,440,614)                    (65,938,591)      (23,514,676)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   capital share transactions                                       225,643,113                     127,554,555       161,114,483
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             229,695,974                     117,145,471       166,345,976
Net assets at beginning of year (Note 1)                              2,011,376(b)                  575,292,316       408,946,340
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $ 231,707,350               $     692,437,787   $   575,292,316
==================================================================================================================================
Undistributed (excess of distributions over)
   net investment income                                          $       8,006               $        (461,035)  $      (544,665)
----------------------------------------------------------------------------------------------------------------------------------

(a)   For the period from May 1, 2006 (date the Fund became available ) to
      Aug. 31, 2006.

(b)   Initial capital of $1,999,909 was contributed on April 26, 2005. The
      Fund had an increase in net assets resulting from operations of $11,467 during the period from April 25, 2006 to May 1, 2006 (date the Fund became available).

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   93

RiverSource Variable Portfolio Funds

                                                           RIVERSOURCE VP - GLOBAL INFLATION
                                                              PROTECTED SECURITIES FUND          RIVERSOURCE VP - GROWTH FUND
YEAR ENDED AUG. 31,                                              2006          2005(a)              2006               2005
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $    10,765,394  $     1,170,024    $     6,180,127     $    1,227,109
Net realized gain (loss) on investments                        (8,658,497)           9,718         33,570,953         25,738,738
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies              7,996,039          853,992        (20,509,288)        17,284,007
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                             10,102,936        2,033,734         19,241,792         44,249,854
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                       (5,620,360)      (1,175,862)        (6,205,001)        (1,085,812)
   Net realized gain                                             (300,000)          (3,185)                --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (5,920,360)      (1,179,047)        (6,205,001)        (1,085,812)
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
---------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales                                           344,618,188      115,848,581        340,599,317        109,153,959
Reinvestment of distributions at net asset value                6,150,441          948,966          5,106,809          1,123,472
Payments for redemptions                                      (68,198,235)      (6,253,997)      (139,123,483)       (22,493,936)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                         282,570,394      110,543,550        206,582,643         87,783,495
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       286,752,970      111,398,237        219,619,434        130,947,537
Net assets at beginning of year (Note 1)                      116,396,963        4,998,726(b)     391,901,125        260,953,588
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $   403,149,933  $   116,396,963    $   611,520,559     $  391,901,125
=================================================================================================================================
Undistributed (excess of distributions over)
   net investment income                                  $      (913,655) $           782    $            (1)    $           --
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(b) Initial capital of $5,000,000 was contributed on Sept. 8, 2004. The Fund had a decrease in net assets resulting from operations of $1,274 during the period from Sept. 8, 2004 to Sept. 13, 2004 (date the Fund became available).

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                             RIVERSOURCE VP - HIGH YIELD            RIVERSOURCE VP - INCOME
                                                                     BOND FUND                         OPPORTUNITIES FUND
YEAR ENDED AUG. 31,                                             2006             2005               2006               2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $    86,625,275  $    80,408,765    $     6,741,235     $     1,470,969
Net realized gain (loss) on investments                         1,041,488       33,067,201           (259,128)            305,821
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies            (19,241,545)      (6,289,026)        (1,116,480)            147,007
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  68,425,218      107,186,940          5,365,627           1,923,797
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                      (84,302,446)     (80,490,774)        (6,749,350)         (1,466,967)
   Net realized gain                                                   --               --           (260,728)           (121,799)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (84,302,446)     (80,490,774)        (7,010,078)         (1,588,766)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales                                           108,481,722      146,257,335        219,849,955          36,842,482
Reinvestment of distributions at net asset value               84,408,337       80,093,618          5,943,278           1,456,121
Payments for redemptions                                     (231,902,028)    (135,588,640)       (10,078,764)         (9,664,775)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                               (39,011,969)      90,762,313        215,714,469          28,633,828
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       (54,889,197)     117,458,479        214,070,018          28,968,859
Net assets at beginning of year                             1,246,475,365    1,129,016,886         44,562,877          15,594,018
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 1,191,586,168  $ 1,246,475,365    $   258,632,895     $    44,562,877
==================================================================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $     6,391,280  $     4,068,451    $          (115)    $         8,000
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

94   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                           RIVERSOURCE VP - INTERNATIONAL         RIVERSOURCE VP - LARGE CAP
                                                                   OPPORTUNITY FUND                        EQUITY FUND
YEAR ENDED AUG. 31,                                             2006           2005                 2006               2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $    13,096,688  $    13,302,264    $    41,561,732     $    28,694,801
Net realized gain (loss) on investments                       197,349,235      106,053,373        222,184,020         211,236,490
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies             57,942,017      107,127,444        (90,675,460)         57,887,507
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 268,387,940      226,483,081        173,070,292         297,818,798
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                      (18,190,610)     (14,185,535)       (41,430,783)        (28,626,032)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales                                            36,872,876       93,707,558        142,011,461         200,687,349
Fund merger (Note 11)                                                 N/A              N/A      1,796,173,392                 N/A
Reinvestment of distributions at net asset value               19,471,353       13,916,731         36,474,860          27,520,509
Payments for redemptions                                     (224,639,217)    (109,415,941)      (883,733,698)       (521,735,962)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                              (168,294,988)      (1,791,652)     1,090,926,015        (293,528,104)
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        81,902,342      210,505,894      1,222,565,524         (24,335,338)
Net assets at beginning of year                             1,184,338,421      973,832,527      2,510,377,690       2,534,713,028
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 1,266,240,763  $ 1,184,338,421    $ 3,732,943,214     $ 2,510,377,690
==================================================================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $     3,023,480  $      (612,581)   $    (1,037,776)    $      (114,369)
----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                             RIVERSOURCE VP - LARGE CAP             RIVERSOURCE VP - MID CAP
                                                                      VALUE FUND                         GROWTH FUND
YEAR ENDED AUG. 31,                                             2006             2005               2006                2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $       275,437  $       151,942    $      (695,857)    $      (795,020)
Net realized gain (loss) on investments                           907,974          357,850         57,781,721          19,870,302
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                652,685          625,405       (134,694,999)         31,461,353
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                    1,836,096        1,135,197        (77,609,135)         50,536,635
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                         (272,854)        (151,392)                --                  --
   Net realized gain                                             (384,490)         (61,040)       (20,773,397)                 --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (657,344)        (212,432)       (20,773,397)                 --
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales                                             6,343,011        7,390,064         23,445,984          20,390,489
Fund merger (Note 11)                                                 N/A              N/A        636,833,949                 N/A
Reinvestment of distributions at net asset value                  640,197          180,662         20,773,397                  --
Payments for redemptions                                       (2,270,395)        (955,062)      (128,972,794)        (40,608,349)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 4,712,813        6,615,664        552,080,536         (20,217,860)
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         5,891,565        7,538,429        453,698,004          30,318,775
Net assets at beginning of year                                14,820,620        7,282,191        255,204,566         224,885,791
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    20,712,185  $    14,820,620    $   708,902,570     $   255,204,566
==================================================================================================================================
Excess of distributions over net investment income        $        (2,762) $        (2,179)   $            --     $            --
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   95

RiverSource Variable Portfolio Funds

                                                              RIVERSOURCE VP - MID CAP
                                                                      VALUE FUND              RIVERSOURCE VP - S&P 500 INDEX FUND
YEAR ENDED AUG. 31,                                             2006           2005(a)              2006                2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $       525,004  $         8,844    $     5,442,430     $     5,534,950
Net realized gain (loss) on investments                         1,871,653           34,448            818,609           1,267,418
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies              3,607,327          437,214         24,008,898          29,628,952
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   6,003,984          480,506         30,269,937          36,431,320
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                         (525,371)          (9,698)        (5,486,997)         (5,503,403)
   Net realized gain                                              (42,000)              --           (924,016)                 --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (567,371)          (9,698)        (6,411,013)         (5,503,403)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales                                           218,979,676        4,671,932         26,099,085          69,811,420
Reinvestment of distributions at net asset value                  228,962            1,787          6,325,687           5,036,258
Payments for redemptions                                       (3,349,899)         (58,967)       (56,849,784)        (21,521,879)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                               215,858,739        4,614,752        (24,425,012)         53,325,799
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       221,295,352        5,085,560           (566,088)         84,253,716
Net assets at beginning of year (Note 1)                        7,115,835        2,030,275(b)     367,350,623         283,096,907
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $   228,411,187  $     7,115,835    $   366,784,535     $   367,350,623
==================================================================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $       (33,276) $           260    $       106,305     $       (18,268)
----------------------------------------------------------------------------------------------------------------------------------

(a)   For the period from May 2, 2005 (date the Fund became available ) to
      Aug. 31, 2005.

(b)   Initial capital of $1,999,940 was contributed on April 28, 2005. The
      Fund had an increase in net assets resulting from operations of $30,335 during the period from April 28, 2005 to May 2, 2005 (date the Fund became available).

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                               RIVERSOURCE VP - SELECT                  RIVERSOURCE VP -
                                                                       VALUE FUND             SHORT DURATION U.S.GOVERNMENT FUND
YEAR ENDED AUG. 31,                                             2006             2005               2006                2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $       563,270  $        69,442    $    17,186,548     $    13,334,726
Net realized gain (loss) on investments                           464,513          328,478         (4,618,858)         (3,161,382)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                588,316        1,579,596           (292,799)         (3,182,742)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   1,616,099        1,977,516         12,274,891           6,990,602
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                         (560,309)         (66,667)       (17,299,564)        (13,288,036)
   Net realized gain                                             (381,000)         (54,328)                --            (148,999)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (941,309)        (120,995)       (17,299,564)        (13,437,035)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales                                             5,315,492       13,500,858         68,741,323          53,612,824
Reinvestment of distributions at net asset value                  915,187          117,486         16,861,634          13,354,736
Payments for redemptions                                       (3,796,870)        (605,448)      (102,138,539)        (82,040,384)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 2,433,809       13,012,896        (16,535,582)        (15,072,824)
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         3,108,599       14,869,417        (21,560,255)        (21,519,257)
Net assets at beginning of year                                23,473,237        8,603,820        484,483,590         506,002,847
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    26,581,836  $    23,473,237    $   462,923,335     $   484,483,590
==================================================================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $           395  $        (2,727)   $       (62,747)    $        38,457
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

96   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                             RIVERSOURCE VP - SMALL CAP            RIVERSOURCE VP - SMALL CAP
                                                                  ADVANTAGE FUND                            VALUE FUND
YEAR ENDED AUG. 31,                                             2006             2005              2006                2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $       (43,953) $      (611,525)   $     2,099,552     $       385,585
Net realized gain (loss) on investments                        27,932,843       30,020,831         61,012,763          31,279,549
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies            (17,484,891)      17,135,003         (7,054,058)         22,038,842
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  10,403,999       46,544,309         56,058,257          53,703,976
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                               --               --         (2,249,308)           (148,562)
   Net realized gain                                          (29,405,160)      (9,460,720)       (31,668,050)        (22,655,414)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (29,405,160)      (9,460,720)       (33,917,358)        (22,803,976)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales                                             8,328,492       24,255,001        140,632,418         137,742,641
Reinvestment of distributions at net asset value               29,405,160        9,460,720         33,460,338          22,803,976
Payments for redemptions                                      (36,148,584)     (19,393,071)       (59,579,246)         (8,205,722)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 1,585,068       14,322,650        114,513,510         152,340,895
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       (17,416,093)      51,406,239        136,654,409         183,240,895
Net assets at beginning of year                               235,445,556      184,039,317        412,109,466         228,868,571
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $   218,029,463  $   235,445,556    $   548,763,875     $   412,109,466
==================================================================================================================================
Undistributed net investment income                       $        41,443  $        53,169    $       183,446     $       169,285
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   97

NOTES TO FINANCIAL STATEMENTS

RiverSource Variable Portfolio Funds

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, (non-diversified for RiverSource VP - Global Bond Fund and RiverSource VP - Global Inflation Protected Securities Fund) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

RiverSource VP - Global Inflation Protected Securities Fund became available on Sept. 13, 2004. On Sept. 8, 2004, Ameriprise Financial, Inc. (Ameriprise Financial) purchased 500,000 shares of capital stock at $10 per share, which represented the initial capital in the Fund.

RiverSource VP - Mid Cap Value Fund became available on May 2, 2005. On April 28, 2005, Ameriprise Financial purchased 199,994 shares of capital stock at $10 per share, which represented the initial capital in the Fund.

RiverSource VP - Fundamental Value Fund became available on May 1, 2006. On April 25, 2006, Ameriprise Financial purchased 199,991 shares of capital stock at $10 per share, which represented the initial capital in the Fund.

The primary investments of each Fund are as follows:

   RiverSource VP - Balanced Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

   RiverSource VP - Cash Management Fund invests primarily in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper, including asset-backed commercial paper.

   RiverSource VP - Core Bond Fund invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the "Index"), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

   RiverSource VP - Diversified Bond Fund invests primarily in bonds and other debt securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

   RiverSource VP - Diversified Equity Income Fund invests primarily in dividend-paying common and preferred stocks.

   RiverSource VP - Emerging Markets Fund invests primarily in equity securities of companies in emerging market countries.

   RiverSource VP - Fundamental Value Fund invests primarily in equity securities of U.S. companies.

   RiverSource VP - Global Bond Fund invests primarily in debt obligations securities of U.S. and foreign issuers.

   RiverSource VP - Global Inflation Protected Securities Fund invests primarily in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations.

   RiverSource VP - Growth Fund invests primarily in common stocks that appear to offer growth opportunities.

   RiverSource VP - High Yield Bond Fund invests primarily in high-yielding, high risk corporate bonds (junk bonds) issued by U.S. and foreign companies and governments.

   RiverSource VP - Income Opportunities Fund invests primarily in income-producing debt securities preferred stocks and convertible securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market.

   RiverSource VP - International Opportunity Fund invests primarily in equity securities of foreign issuers that offer strong growth potential.

   RiverSource VP - Large Cap Equity Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase.

   RiverSource VP - Large Cap Value Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion.

   RiverSource VP - Mid Cap Growth Fund invests primarily in common stocks of mid-capitalization companies.

   RiverSource VP - Mid Cap Value Fund invests primarily in equity securities of medium-sized companies.

   RiverSource VP - S&P 500 Index Fund invests primarily in common stocks included in the Standard & Poor 500 Composite Stock Price Index (S&P 500).

   RiverSource VP - Select Value Fund invests primarily in equity securities of mid cap companies as well as companies with larger and smaller market capitalizations.

   RiverSource VP - Short Duration U.S. Government Fund invests primarily in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities.


------------------------------------------------------------------------------

98   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

   RiverSource VP - Small Cap Advantage Fund invests primarily in equity securities of small capitalization companies.

   RiverSource VP - Small Cap Value Fund invests primarily in equity securities of small capitalization companies.

You may not buy (nor will you own) shares of each Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in each Fund.

Each Fund's significant accounting policies are summarized as follows:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities at the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities in all Funds, except RiverSource VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in RiverSource VP - Cash Management Fund are valued daily at amortized cost, which approximates market value in order to maintain a constant net asset value of $1 per share.

ILLIQUID SECURITIES

At Aug. 31, 2006, investments in securities for RiverSource VP - Balanced Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - International Opportunity Fund and RiverSource VP - Small Cap Value Fund included issues that are illiquid which the Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Aug. 31, 2006, was $1,400,779, $2,597,808, $7,361,571,
$5,096,985, $5,540,369 and $126,175, representing 0.07%, 0.11%, 1.72%, 0.43%,
0.44% and 0.02% of net assets for RiverSource VP - Balanced Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - International Opportunity Fund and RiverSource VP - Small Cap Value Fund, respectively. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. At Aug. 31, 2006, the outstanding forward-commitments for the Funds are as follows:

                                                        WHEN-ISSUED         OTHER
FUND                                                    SECURITIES    FORWARD-COMMITMENTS
-------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                         $ 55,954,693       $ 2,970,735
RiverSource VP - Core Bond Fund                           8,149,463           862,483
RiverSource VP - Diversified Bond Fund                  276,769,689         9,654,888
RiverSource VP - Global Bond Fund                                --         6,251,579
RiverSource VP - High Yield Bond Fund                            --         4,005,478
RiverSource VP - Short Duration U.S. Government Fund     51,845,128         1,940,561
-------------------------------------------------------------------------------------------

Certain Funds may also enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for these Funds to "roll over" their purchase commitments, these Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   99

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except RiverSource VP - Cash Management Fund, may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Funds also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds, except RiverSource VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Aug. 31, 2006, foreign currency holdings for RiverSource VP - Core Bond Fund consisted of European monetary units and British pounds, foreign currency holdings for RiverSource VP - Diversified Bond Fund consisted of European monetary units and British pounds, foreign currency holdings for RiverSource VP - Emerging Markets Fund consisted of multiple denominations, primarily Taiwan dollars, foreign currency holdings for RiverSource VP - Fundamental Value Fund consisted of multiple denominations, foreign currency holdings for RiverSource VP - Global Bond Fund consisted of multiple denominations, foreign currency holdings for RiverSource VP - Global Inflation Protected Securities Fund consisted of multiple denominations, foreign currency holdings for RiverSource VP - Growth Fund consisted of British pounds and European monetary units, foreign currency holdings for RiverSource VP - International Opportunity Fund consisted of multiple denominations, foreign currency holdings for RiverSource VP - Large Cap Equity Fund consisted of multiple denominations and foreign currency holdings for RiverSource VP - Select Value Fund were comprised entirely of British pounds.

The Funds, except RiverSource VP - Cash Management Fund and RiverSource VP - Short Duration U.S. Government Fund, may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

FORWARD SALE COMMITMENTS

Certain Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."


------------------------------------------------------------------------------

100   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

TOTAL RETURN EQUITY SWAP TRANSACTIONS

Certain Funds may enter into swap agreements to earn the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement.

CMBS TOTAL RETURN SWAP TRANSACTIONS

Certain Funds may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Funds.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the subaccounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   101

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to decrease paid-in capital by the following:

                                       RIVERSOURCE VP -       RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                           BALANCED           CASH MANAGEMENT       CORE BOND          DIVERSIFIED
                                             FUND                   FUND               FUND               BOND
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)     $  371,862                 $ --             $(7,487)          $(239,439)
Undistributed net investment income        (371,862)                  --               7,487             239,439
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction     $       --                 $ --             $    --           $      --
(increase)
----------------------------------------------------------------------------------------------------------------------

                                       RIVERSOURCE VP -       RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                          DIVERSIFIED             EMERGING          FUNDAMENTAL       GLOBAL BOND
                                         EQUITY INCOME             MARKETS            VALUE               FUND
                                             FUND                   FUND               FUND
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)     $  142,002             $  858,475           $ 61,127          $(808,865)
Undistributed net investment income        (142,002)              (858,475)           (53,120)           808,865
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction     $       --             $       --           $  8,007          $      --
(increase)
----------------------------------------------------------------------------------------------------------------------

                                         RIVERSOURCE VP -     RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                         GLOBAL INFLATION          GROWTH           HIGH YIELD           INCOME
                                       PROTECTED SECURITIES         FUND               BOND           OPPORTUNITIES
                                               FUND                                    FUND               FUND
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)     $  6,059,471            $ (24,873)            $ --             $ 82
Undistributed net investment income        (6,059,471)              24,873               --               --
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction     $         --            $      --             $ --             $ 82
(increase)
----------------------------------------------------------------------------------------------------------------------

                                       RIVERSOURCE VP -       RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                        INTERNATIONAL            LARGE CAP          LARGE CAP           MID CAP
                                         OPPORTUNITY               EQUITY             VALUE              GROWTH
                                             FUND                   FUND               FUND               FUND
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)     $(8,729,983)           $ 1,192,854          $ 3,166           $      --
Undistributed net investment income        8,729,983             (1,164,378)          (3,166)            824,843
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction     $        --            $    28,476          $    --           $ 824,843
(increase)
----------------------------------------------------------------------------------------------------------------------

                                       RIVERSOURCE VP -       RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                           MID CAP                S&P 500             SELECT        SHORT DURATION
                                            VALUE                  INDEX               VALUE        U.S. GOVERNMENT
                                             FUND                   FUND               FUND               FUND
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)     $  33,169              $ (169,140)          $ (161)           $ (11,812)
Undistributed net investment income        (33,169)                169,140              161               11,812
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction     $      --              $       --           $   --            $      --
(increase)
----------------------------------------------------------------------------------------------------------------------

                                                                                 RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                                     SMALL CAP          SMALL CAP
                                                                                     ADVANTAGE           VALUE
                                                                                       FUND               FUND
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                                $(130,399)         $(163,917)
Undistributed net investment income                                                    32,227            163,917
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)                                     $ (98,172)         $      --
----------------------------------------------------------------------------------------------------------------------

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED AUG. 31,                                                                    2006               2005
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VP - BALANCED FUND
Distributions paid from:
   Ordinary income                                                                 $ 58,821,263       $ 61,685,753
   Long-term capital gain                                                            70,774,753                 --

RIVERSOURCE VP - CASH MANAGEMENT FUND
Distributions paid from:
   Ordinary income                                                                   30,181,937         13,366,319
   Long-term capital gain                                                                    --                 --


------------------------------------------------------------------------------

102   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

YEAR ENDED AUG. 31,                                                  2006          2005
----------------------------------------------------------------------------------------------
RIVERSOURCE VP - CORE BOND FUND
Distributions paid from:
   Ordinary income                                               $  2,531,686   $  1,450,986
   Long-term capital gain                                               1,884             --

RIVERSOURCE VP - DIVERSIFIED BOND FUND
Distributions paid from:
   Ordinary income                                                 81,269,698     66,121,267
   Long-term capital gain                                                  --             --

RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND
Distributions paid from:
   Ordinary income                                                 41,193,178     19,986,713
   Long-term capital gain                                          68,007,894             --

RIVERSOURCE VP - EMERGING MARKETS FUND
Distributions paid from:
   Ordinary income                                                 11,128,027        692,060
   Long-term capital gain                                           3,128,668      1,958,494

RIVERSOURCE VP - FUNDAMENTAL VALUE FUND(a)
Distributions paid from:
   Ordinary income                                                    298,866            N/A
   Long-term capital gain                                                  --            N/A

RIVERSOURCE VP - GLOBAL BOND FUND
Distributions paid from:
   Ordinary income                                                 18,332,262     23,132,048
   Long-term capital gain                                           2,322,501             --

RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND(b)
Distributions paid from:
   Ordinary income                                                  5,920,360      1,179,047
   Long-term capital gain                                                  --             --

RIVERSOURCE VP - GROWTH FUND
Distributions paid from:
   Ordinary income                                                  6,205,001      1,085,812
   Long-term capital gain                                                  --             --

RIVERSOURCE VP - HIGH YIELD BOND FUND
Distributions paid from:
   Ordinary income                                                 84,302,446     80,490,774
   Long-term capital gain                                                  --             --

RIVERSOURCE VP - INCOME OPPORTUNITIES FUND
Distributions paid from:
   Ordinary income                                                  6,948,160      1,588,766
   Long-term capital gain                                              61,918             --

RIVERSOURCE VP - INTERNATIONAL OPPORTUNITY FUND
Distributions paid from:
   Ordinary income                                                 18,190,610     14,185,535
   Long-term capital gain                                                  --             --

RIVERSOURCE VP - LARGE CAP EQUITY FUND
Distributions paid from:
   Ordinary income                                                 41,430,783     28,626,032
   Long-term capital gain                                                  --             --

RIVERSOURCE VP - LARGE CAP VALUE FUND
Distributions paid from:
   Ordinary income                                                    484,993        211,363
   Long-term capital gain                                             172,351          1,069

RIVERSOURCE VP - MID CAP GROWTH FUND
Distributions paid from:
   Ordinary income                                                         --             --
   Long-term capital gain                                          20,773,397             --

RIVERSOURCE VP - MID CAP VALUE FUND
Distributions paid from:
   Ordinary income                                                    564,971          9,698(c)
   Long-term capital gain                                               2,400             --


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   103

YEAR ENDED AUG. 31,                                                  2006           2005
----------------------------------------------------------------------------------------------
RIVERSOURCE VP - S&P 500 INDEX FUND
Distributions paid from:
   Ordinary income                                               $  5,486,997   $  5,503,403
   Long-term capital gain                                             924,016             --

RIVERSOURCE VP - SELECT VALUE FUND
Distributions paid from:
   Ordinary income                                                    795,309        120,939
   Long-term capital gain                                             146,000             56

RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND
Distributions paid from:
   Ordinary income                                                 17,299,564     13,288,036
   Long-term capital gain                                                  --        148,999

RIVERSOURCE VP - SMALL CAP ADVANTAGE FUND
Distributions paid from:
   Ordinary income                                                  7,295,152             --
   Long-term capital gain                                          22,110,008      9,460,720

RIVERSOURCE VP - SMALL CAP VALUE FUND
Distributions paid from:
   Ordinary income                                                 11,611,903      9,597,221
   Long-term capital gain                                          22,305,455     13,206,755

(a)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

At Aug. 31, 2006, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                                  ACCUMULATED         UNREALIZED
                                                               UNDISTRIBUTED       LONG-TERM         APPRECIATION
FUND                                                          ORDINARY INCOME     GAIN (LOSS)       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                 $ 12,969,743     $   60,795,666(a)    $ 179,435,347
RiverSource VP - Cash Management Fund                             3,937,712             (2,595)                 --
RiverSource VP - Core Bond Fund                                     233,250           (863,845)           (366,771)
RiverSource VP - Diversified Bond Fund                            8,987,345       (165,165,108)         (9,720,592)
RiverSource VP - Diversified Equity Income Fund                  22,374,842        196,331,636         297,567,955
RiverSource VP - Emerging Markets Fund                           39,256,448         20,579,739          30,679,209
RiverSource VP - Fundamental Value Fund                             411,590                 --           3,940,598
RiverSource VP - Global Bond Fund                                 1,525,495         (1,694,086)         10,686,058
RiverSource VP - Global Inflation Protected Securities Fund      11,574,224             14,972          (6,552,426)
RiverSource VP - Growth Fund                                      1,265,402        (75,490,313)        (10,335,923)
RiverSource VP - High Yield Bond Fund                            10,330,927       (223,553,095)         (5,806,953)
RiverSource VP - Income Opportunities Fund                        1,276,777           (163,551)           (710,023)
RiverSource VP - International Opportunity Fund                  10,546,546       (500,806,478)        242,193,039
RiverSource VP - Large Cap Equity Fund                            9,911,717       (252,134,354)        142,328,205
RiverSource VP - Large Cap Value Fund                               323,073            684,377           1,176,610
RiverSource VP - Mid Cap Growth Fund                                     --     (1,103,643,013)(b)     (26,502,433)
RiverSource VP - Mid Cap Value Fund                               2,661,274            500,884           3,122,977
RiverSource VP - S&P 500 Index Fund                               1,679,940          1,544,426          54,335,823
RiverSource VP - Select Value Fund                                  217,181            386,103           1,895,595
RiverSource VP - Short Duration U.S. Government Fund              1,619,811        (11,702,502)         (3,466,981)
RiverSource VP - Small Cap Advantage Fund                         4,580,282         23,599,991           9,917,006
RiverSource VP - Small Cap Value Fund                            22,566,215         38,448,283          28,612,793
--------------------------------------------------------------------------------------------------------------------

(a) The capital loss carry-over acquired in connection with the prior merger of IDS Life Series Managed Portfolio on July 9, 2004 has been limited under the Internal Revenue Code. As a result, a capital gain dividend will be declared before the due date of the corporate return and paid within 12 months after the end of the taxable year.

(b) The capital loss carry-over acquired in connection with the merger of RiverSource VP - Strategy Aggressive Fund, as described in Note 11, has been limited under the Internal Revenue Code. As a result, a capital gain dividend will be declared before the due date of the corporate return and paid within 12 months after the end of the taxable year.


------------------------------------------------------------------------------

104   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of each Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS

At Aug. 31, 2006, dividends declared for each Fund payable Sept. 1, 2006 are as follows:

FUND                                                          AMOUNT PER SHARE
--------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                     $0.099
RiverSource VP - Cash Management Fund                               0.004
RiverSource VP - Core Bond Fund                                     0.035
RiverSource VP - Diversified Bond Fund                              0.039
RiverSource VP - Diversified Equity Income Fund                     0.052
RiverSource VP - Emerging Markets                                   0.028
RiverSource VP - Fundamental Value Fund                             0.012
RiverSource VP - Global Bond Fund                                   0.021
RiverSource VP - Growth Fund                                        0.014
RiverSource VP - High Yield Bond Fund                               0.039
RiverSource VP - Income Opportunities Fund                          0.053
RiverSource VP - International Opportunity                          0.019
RiverSource VP - Large Cap Equity Fund                              0.067
RiverSource VP - Large Cap Value Fund                               0.037
RiverSource VP - Mid Cap Value Fund                                 0.019
RiverSource VP - S&P 500 Index Fund                                 0.034
RiverSource VP - Select Value Fund                                  0.019
RiverSource VP - Short Duration U.S. Government Fund                0.035
RiverSource VP - Small Cap Value Fund                               0.013
--------------------------------------------------------------------------------

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly, when available, for RiverSource VP - Cash Management Fund, RiverSource VP - Core Bond Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund and RiverSource VP - Short Duration U.S. Government Fund. Dividends from net investment income are declared and distributed quarterly, when available, for RiverSource VP - Balanced Fund, RiverSource VP
- Diversified Equity Income Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Fundamental Value Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund, RiverSource VP - Select Value Fund, RiverSource VP - Small Cap Advantage Fund and RiverSource VP - Small Cap Value Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies. On March 16, 2006, an additional dividend was paid before the merger (as described in Note 11) to ensure that current shareholders of RiverSource VP - Large Cap Equity Fund and RiverSource VP - Mid Cap Growth Fund would not experience a dilution in their shares of the Fund's income or capital gains.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   105

2. EXPENSES

The Funds have an Investment Management Services Agreement with RiverSource Investments, LLC (the Investment Manager) for managing investments, record keeping and other services that are based solely on the assets of each Fund. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                          PERCENTAGE RANGE
--------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                0.530% to 0.350%
RiverSource VP - Cash Management Fund                         0.330% to 0.150%
RiverSource VP - Core Bond Fund                               0.480% to 0.290%
RiverSource VP - Diversified Bond Fund                        0.480% to 0.290%
RiverSource VP - Diversified Equity Income Fund               0.600% to 0.375%
RiverSource VP - Emerging Markets Fund                        1.100% to 0.900%
RiverSource VP - Fundamental Value Fund                       0.730% to 0.600%
RiverSource VP - Global Bond Fund                             0.720% to 0.520%
RiverSource VP - Global Inflation Protected Securities Fund   0.440% to 0.250%
RiverSource VP - Growth Fund                                  0.600% to 0.375%
RiverSource VP - High Yield Bond Fund                         0.590% to 0.360%
RiverSource VP - Income Opportunities Fund                    0.610% to 0.380%
RiverSource VP - International Opportunity Fund               0.800% to 0.570%
RiverSource VP - Large Cap Equity Fund                        0.600% to 0.375%
RiverSource VP - Large Cap Value Fund                         0.600% to 0.375%
RiverSource VP - Mid Cap Growth Fund                          0.700% to 0.475%
RiverSource VP - Mid Cap Value Fund                           0.700% to 0.475%
RiverSource VP - S&P 500 Index Fund                           0.220% to 0.120%
RiverSource VP - Select Value Fund                            0.780% to 0.650%
RiverSource VP - Short Duration U.S. Government Fund          0.480% to 0.250%
RiverSource VP - Small Cap Advantage Fund                     0.790% to 0.665%
RiverSource VP - Small Cap Value Fund                         0.970% to 0.870%
--------------------------------------------------------------------------------

Prior to March 1, 2006, the management fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                          PERCENTAGE RANGE
--------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                0.630% to 0.550%
RiverSource VP - Cash Management Fund                         0.510% to 0.440%
RiverSource VP - Core Bond Fund                               0.630% to 0.555%
RiverSource VP - Diversified Bond Fund                        0.610% to 0.535%
RiverSource VP - Diversified Equity Income Fund               0.560% to 0.470%
RiverSource VP - Emerging Markets Fund                        1.170% to 1.095%
RiverSource VP - Global Bond Fund                             0.840% to 0.780%
RiverSource VP - Global Inflation Protected Securities Fund   0.490% to 0.415%
RiverSource VP - Growth Fund                                  0.630% to 0.570%
RiverSource VP - High Yield Bond Fund                         0.620% to 0.545%
RiverSource VP - Income Opportunities Fund                    0.640% to 0.565%
RiverSource VP - International Opportunity Fund               0.870% to 0.795%
RiverSource VP - Large Cap Equity Fund                        0.630% to 0.570%
RiverSource VP - Large Cap Value Fund                         0.630% to 0.570%
RiverSource VP - Mid Cap Growth Fund                          0.650% to 0.560%
RiverSource VP - Mid Cap Value Fund                           0.730% to 0.610%
RiverSource VP - S&P 500 Index Fund                           0.290% to 0.260%
RiverSource VP - Select Value Fund                            0.810% to 0.720%
RiverSource VP - Short Duration U.S. Government Fund          0.610% to 0.535%
RiverSource VP - Small Cap Advantage Fund                     0.790% to 0.650%
RiverSource VP - Small Cap Value Fund                         1.020% to 0.920%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------

106   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment with a maximum adjustment of 0.08% for RiverSource VP - Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to the stated index up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. In certain circumstances, the Board may approve a change in the index. If the performance difference is less than 0.50%, the adjustment will be zero. The index name and the amount the fee was increased (decreased) for each Fund for the year ended Aug. 31, 2006 are as follows:

                                                                                                      INCREASE
FUND                                              INDEX NAME                                         (DECREASE)
-----------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                    Lipper Balanced Funds Index                        $ (926,803)
RiverSource VP - Diversified Equity Income Fund   Lipper Equity Income Funds Index                    2,011,544
RiverSource VP - Emerging Markets Fund            Lipper Emerging Markets Funds Index                    12,891
RiverSource VP - Fundamental Value Fund           Lipper Large-Cap Value Funds Index                         --
RiverSource VP - Growth Fund                      Lipper Large-Cap Growth Funds Index                    94,840
RiverSource VP - International Opportunity Fund   Lipper International Large-Cap Core Funds Index       443,628
RiverSource VP - Large Cap Equity Fund            Lipper Large-Cap Core Funds Index                    (472,064)
RiverSource VP - Large Cap Value Fund             Lipper Large-Cap Value Funds Index                     (6,328)
RiverSource VP - Mid Cap Growth Fund              Lipper Mid-Cap Growth Funds Index                    (211,720)
RiverSource VP - Mid Cap Value Fund               Lipper Mid-Cap Value Funds Index                       14,432
RiverSource VP - Select Value Fund                Lipper Multi-Cap Value Funds Index                    (17,927)
RiverSource VP - Small Cap Advantage Fund         Lipper Small-Cap Core Funds Index                    (123,175)
RiverSource VP - Small Cap Value Fund             Lipper Small-Cap Value Funds Index                    (82,048)
-----------------------------------------------------------------------------------------------------------------

In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse the Investment Manager an amount equal to the cost of certain expenses incurred and paid by the Investment Manager in connection with each Fund's operations.

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of RiverSource VP - Emerging Markets Fund and RiverSource VP - International Opportunity Fund.

The Investment Manager has a Subadvisory Agreement with Kenwood Capital Management LLC, an indirect partially owned subsidiary of Ameriprise Financial, to subadvise the assets of RiverSource VP - Small Cap Advantage Fund.

The Investment Manager has a Subadvisory Agreement with GAMCO Asset Management, Inc. (GAMCO), a wholly-owned subsidiary of GAMCO Investors, Inc., to subadvise the assets of RiverSource VP - Select Value Fund. Effective Sept. 29, 2006, WEDGE Capital Management L.L.P. and Systematic Financial Management, L.P. will replace GAMCO as subadvisers to the Fund.

The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, Inc., Donald Smith & Co., Inc., Franklin Portfolio Associates LLC, and River Road Asset Management, LLC (River Road), each which subadvises a portion of the assets of RiverSource VP - Small Cap Value Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. On April 24, 2006, River Road replaced Goldman Sachs Asset Management, L.P. and Royce & Associates, LLC as subadviser to the Fund.

The Investment Manager has a Subadvisory Agreement with Davis Selected Advisers, LP to subadvise the assets of RiverSource VP - Fundamental Value Fund.

Effective as of March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RiverSource Variable Portfolio Funds at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each Fund and decreases the rate between 0.03% and 0.15% of average daily net assets.

The Funds have an agreement with IDS Life Insurance Company for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.125% of each Fund's average daily net assets.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   107

The Funds have an Administrative Services Agreement with Ameriprise Financial. Under the current agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                          PERCENTAGE RANGE
--------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                0.060% to 0.030%
RiverSource VP - Cash Management Fund                         0.060% to 0.030%
RiverSource VP - Core Bond Fund                               0.070% to 0.040%
RiverSource VP - Diversified Bond Fund                        0.070% to 0.040%
RiverSource VP - Diversified Equity Income Fund               0.060% to 0.030%
RiverSource VP - Emerging Markets Fund                        0.080% to 0.050%
RiverSource VP - Fundamental Value Fund                       0.060% to 0.030%
RiverSource VP - Global Bond Fund                             0.080% to 0.050%
RiverSource VP - Global Inflation Protected Securities Fund   0.070% to 0.040%
RiverSource VP - Growth Fund                                  0.060% to 0.030%
RiverSource VP - High Yield Bond Fund                         0.070% to 0.040%
RiverSource VP - Income Opportunities Fund                    0.070% to 0.040%
RiverSource VP - International Opportunity Fund               0.080% to 0.050%
RiverSource VP - Large Cap Equity Fund                        0.060% to 0.030%
RiverSource VP - Large Cap Value Fund                         0.060% to 0.030%
RiverSource VP - Mid Cap Growth Fund                          0.060% to 0.030%
RiverSource VP - Mid Cap Value Fund                           0.060% to 0.030%
RiverSource VP - S&P 500 Index Fund                           0.060% to 0.030%
RiverSource VP - Select Value Fund                            0.060% to 0.030%
RiverSource VP - Short Duration U.S. Government Fund          0.070% to 0.040%
RiverSource VP - Small Cap Advantage Fund                     0.080% to 0.050%
RiverSource VP - Small Cap Value Fund                         0.080% to 0.050%
--------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                          PERCENTAGE RANGE
--------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                0.040% to 0.020%
RiverSource VP - Cash Management Fund                         0.030% to 0.020%
RiverSource VP - Core Bond Fund                               0.050% to 0.025%
RiverSource VP - Diversified Bond Fund                        0.050% to 0.025%
RiverSource VP - Diversified Equity Income Fund               0.040% to 0.020%
RiverSource VP - Emerging Markets Fund                        0.100% to 0.050%
RiverSource VP - Global Bond Fund                             0.060% to 0.040%
RiverSource VP - Global Inflation Protected Securities Fund   0.050% to 0.025%
RiverSource VP - Growth Fund                                  0.050% to 0.030%
RiverSource VP - High Yield Bond Fund                         0.050% to 0.025%
RiverSource VP - Income Opportunities Fund                    0.050% to 0.025%
RiverSource VP - International Opportunity Fund               0.060% to 0.035%
RiverSource VP - Large Cap Equity Fund                        0.050% to 0.030%
RiverSource VP - Large Cap Value Fund                         0.050% to 0.030%
RiverSource VP - Mid Cap Growth Fund                          0.060% to 0.030%
RiverSource VP - Mid Cap Value Fund                           0.050% to 0.020%
RiverSource VP - S&P 500 Index Fund                           0.080% to 0.065%
RiverSource VP - Select Value Fund                            0.060% to 0.035%
RiverSource VP - Short Duration U.S. Government Fund          0.050% to 0.025%
RiverSource VP - Small Cap Advantage Fund                     0.060% to 0.035%
RiverSource VP - Small Cap Value Fund                         0.080% to 0.055%
--------------------------------------------------------------------------------

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.


------------------------------------------------------------------------------

108   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

For the year ended Aug. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.86% for RiverSource VP - Core Bond Fund, 0.91% for RiverSource VP - Diversified Equity Income Fund, 1.07% for RiverSource VP -Fundamental Value Fund, 0.72% for RiverSource VP - Global Inflation Protected Securities Fund, 1.02% for RiverSource VP -Large Cap Value Fund, 1.11% for RiverSource VP - Mid Cap Value Fund, 0.495% for RiverSource VP
- S&P 500 Index Fund, 1.08% for RiverSource VP - Select Value Fund and 1.24% for RiverSource VP - Small Cap Value Fund. Under an agreement, which was effective until Sept. 30, 2005, net expenses would not exceed the following percentage of each Fund's average daily net assets:

FUND                                                               PERCENTAGE
------------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                                      0.950%
RiverSource VP - Emerging Markets Fund                               1.750%
RiverSource VP - Global Inflation Protected Securities Fund          0.750%
RiverSource VP - Income Opportunities Fund                           0.990%
RiverSource VP - Large Cap Value Fund                                1.050%
RiverSource VP - Mid Cap Growth Fund                                 1.100%
RiverSource VP - Mid Cap Value Fund                                  1.080%
RiverSource VP - S&P 500 Index Fund                                  0.495%
RiverSource VP - Select Value Fund                                   1.150%
RiverSource VP - Small Cap Value Fund                                1.300%
------------------------------------------------------------------------------

Effective as of Oct. 1, 2005, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Aug. 31, 2006, such that net expenses, before giving effect to any performance incentive adjustment, would not exceed the following percentage of each Fund's average daily net assets:

FUND                                                               PERCENTAGE
------------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                                      0.950%
RiverSource VP - Emerging Markets Fund                               1.750%
RiverSource VP - Global Inflation Protected Securities Fund          0.750%
RiverSource VP - Income Opportunities Fund                           0.990%
RiverSource VP - Large Cap Value Fund                                1.050%
RiverSource VP - Mid Cap Growth Fund                                 1.100%
RiverSource VP - Mid Cap Value Fund                                  1.080%
RiverSource VP - S&P 500 Index Fund                                  0.495%
RiverSource VP - Select Value Fund                                   1.150%
RiverSource VP - Small Cap Value Fund                                1.300%
------------------------------------------------------------------------------

Effective as of Dec. 1, 2005, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Aug. 31, 2006, such that net expenses, before giving effect to any performance incentive adjustment, would not exceed the following percentage of each Fund's average daily net assets:

FUND                                                               PERCENTAGE
------------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                                      0.830%
RiverSource VP - Global Inflation Protected Securities Fund          0.720%
RiverSource VP - Small Cap Value Fund                                1.250%
------------------------------------------------------------------------------

Effective as of March 18, 2006, the Investment Manager and its affiliates have agreed to waive certain fees and expenses for RiverSource VP - Mid Cap Growth Fund until Aug. 31, 2006, such that net expenses, before giving effect to any performance incentive adjustment, would not exceed 1.000% of the Fund's average daily net assets.

Effective as of April 25, 2006, the Investment Manager and its affiliates have agreed to waive certain fees and expenses for RiverSource VP - Fundamental Value Fund until Aug. 31, 2006, such that net expenses, before giving effect to any performance incentive adjustment, would not exceed 1.070% of the Fund's average daily net assets.

Effective as of Sept. 1, 2006, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Dec. 31, 2006, unless sooner terminated at the discretion of the Board, such that net expenses, before giving effect to any performance incentive adjustment, will not exceed the following percentage of each Fund's average daily net assets:

FUND                                                               PERCENTAGE
------------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                                      0.830%
RiverSource VP - Fundamental Value Fund                              1.070%
RiverSource VP - Global Inflation Protected Securities Fund          0.720%
RiverSource VP - Income Opportunities Fund                           0.990%
RiverSource VP - Large Cap Value Fund                                1.050%
RiverSource VP - Mid Cap Growth Fund                                 1.000%
RiverSource VP - Mid Cap Value Fund                                  1.080%
RiverSource VP - S&P 500 Index Fund                                  0.495%
RiverSource VP - Select Value Fund                                   1.150%
RiverSource VP - Small Cap Value Fund                                1.210%
------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   109

During the year ended Aug. 31, 2006, the Fund's custodian fees were reduced as a result of earnings and bank fee credits from overnight cash balances as follows:

FUND                                                                                   REDUCTION
-------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                                         $   2,918
RiverSource VP - Cash Management Fund                                                      3,315
RiverSource VP - Core Bond Fund                                                            2,769
RiverSource VP - Diversified Bond Fund                                                     7,722
RiverSource VP - Diversified Equity Income Fund                                            1,987
RiverSource VP - Emerging Markets Fund                                                     2,136
RiverSource VP - Fundamental Value Fund                                                      548
RiverSource VP - Global Bond Fund                                                          1,806
RiverSource VP - Global Inflation Protected Securities Fund                                2,594
RiverSource VP - Growth Fund                                                               1,518
RiverSource VP - High Yield Bond Fund                                                      4,108
RiverSource VP - Income Opportunities Fund                                                 3,680
RiverSource VP - International Opportunity Fund                                            2,074
RiverSource VP - Large Cap Equity Fund                                                     3,638
RiverSource VP - Large Cap Value Fund                                                     14,675
RiverSource VP - Mid Cap Growth Fund                                                       2,103
RiverSource VP - Mid Cap Value Fund                                                       10,858
RiverSource VP - S&P 500 Index Fund                                                        1,725
RiverSource VP - Short Duration U.S. Government Fund                                       3,400
RiverSource VP - Small Cap Advantage Fund                                                    350
-------------------------------------------------------------------------------------------------

The Funds also pay custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, RiverSource VP - S&P 500 Index Fund received a one time transaction fee reimbursement of $216,040 by Ameriprise Trust Company. See "Financial Highlights" for additional information.

3. SECURITIES TRANSACTIONS

For the year ended Aug. 31, 2006, cost of purchases and proceeds from sales of securities aggregated $4,256,098,823 and $3,949,378,596, respectively, for RiverSource VP - Cash Management Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                             PURCHASES          PROCEEDS
-------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                $ 2,914,416,445    $ 3,364,656,888
RiverSource VP - Core Bond Fund                                   204,904,317        190,695,431
RiverSource VP - Diversified Bond Fund                          6,333,859,223      5,693,579,077
RiverSource VP - Diversified Equity Income Fund                 1,547,000,237        616,116,733
RiverSource VP - Emerging Markets Fund                            637,864,477        477,575,867
RiverSource VP - Fundamental Value Fund                           218,151,957          2,956,180
RiverSource VP - Global Bond Fund                                 516,113,661        378,325,231
RiverSource VP - Global Inflation Protected Securities Fund       447,035,467        181,731,958
RiverSource VP - Growth Fund                                    1,065,384,198        870,685,590
RiverSource VP - High Yield Bond Fund                           1,250,153,004      1,290,175,836
RiverSource VP - Income Opportunities Fund                        287,715,120         88,488,336
RiverSource VP - International Opportunity Fund                   931,994,316      1,120,888,012
RiverSource VP - Large Cap Equity Fund                          4,277,336,945(a)   3,403,428,156
RiverSource VP - Large Cap Value Fund                              12,350,827          8,390,276
RiverSource VP - Mid Cap Growth Fund                              794,323,008(b)     351,258,164
RiverSource VP - Mid Cap Value Fund                               243,511,177         33,459,380
RiverSource VP - S&P 500 Index Fund                                23,287,840         47,259,163
RiverSource VP - Select Value Fund                                 14,341,782          8,158,685
RiverSource VP - Short Duration U.S. Government Fund            1,152,556,060      1,119,845,889
RiverSource VP - Small Cap Advantage Fund                         306,287,542        331,216,081
RiverSource VP - Small Cap Value Fund                             549,831,158        457,706,444
-------------------------------------------------------------------------------------------------

(a) Including $1,632,652,498 from RiverSource VP - New Dimensions Fund that was acquired in the fund merger as described in Note 11.

(b) Including $578,453,721 from RiverSource VP - Strategy Aggressive Fund that was acquired in the fund merger as described in Note 11.

Net realized gains and losses on investment sales are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with the subadvisers for RiverSource VP - Select Value Fund and RiverSource VP - Small Cap Value Fund were $100 and $200, respectively, for the year ended Aug. 31, 2006.


------------------------------------------------------------------------------

110   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                     YEAR ENDED AUG. 31, 2006
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                          BALANCED             CASH               CORE
                                            FUND            MANAGEMENT            BOND
                                                               FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                      1,604,644         546,325,418        2,832,609
Issued for reinvested distributions       8,844,384          28,018,991          252,233
Redeemed                                (38,530,123)       (263,000,076)      (2,432,878)
--------------------------------------------------------------------------------------------
Net increase (decrease)                 (28,081,095)        311,344,333          651,964
--------------------------------------------------------------------------------------------

                                                     YEAR ENDED AUG. 31, 2005
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                          BALANCED             CASH               CORE
                                            FUND            MANAGEMENT            BOND
                                                               FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                      2,282,339        278,345,632         2,692,666
Issued for reinvested distributions       4,179,520         12,099,139           137,378
Redeemed                                (33,801,683)      (376,052,554)         (618,126)
--------------------------------------------------------------------------------------------
Net increase (decrease)                 (27,339,824)       (85,607,783)        2,211,918
--------------------------------------------------------------------------------------------

                                                     YEAR ENDED AUG. 31, 2006
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                        DIVERSIFIED         DIVERSIFIED         EMERGING
                                           BOND           EQUITY INCOME         MARKETS
                                           FUND                FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                     66,150,597         66,872,272        14,243,920
Issued for reinvested distributions       7,539,299          7,606,498           999,615
Redeemed                                (21,056,382)        (5,235,880)       (3,674,525)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  52,633,514         69,242,890        11,569,010
--------------------------------------------------------------------------------------------

                                                     YEAR ENDED AUG. 31, 2005
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                        DIVERSIFIED         DIVERSIFIED         EMERGING
                                           BOND           EQUITY INCOME         MARKETS
                                           FUND                FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                     25,108,316         46,061,546        10,263,732
Issued for reinvested distributions       6,211,707          1,430,499           228,513
Redeemed                                (19,891,051)        (1,515,634)         (576,416)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  11,428,972         45,976,411         9,915,829
--------------------------------------------------------------------------------------------

                                                     YEAR ENDED AUG. 31, 2006
--------------------------------------------------------------------------------------------
                                                                            RIVERSOURCE VP -
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   GLOBAL INFLATION
                                        FUNDAMENTAL          GLOBAL            PROTECTED
                                           VALUE              BOND             SECURITIES
                                          FUND(a)             FUND                FUND
--------------------------------------------------------------------------------------------
Sold                                     23,142,255         16,252,656        35,080,485
Issued for reinvested distributions           1,909          1,923,444           624,006
Redeemed                                   (243,201)        (6,199,573)       (6,979,442)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  22,900,963         11,976,527        28,725,049
--------------------------------------------------------------------------------------------

(a)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   111

                                                     YEAR ENDED AUG. 31, 2005
--------------------------------------------------------------------------------------------
                                                                            RIVERSOURCE VP -
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   GLOBAL INFLATION
                                        FUNDAMENTAL           GLOBAL            PROTECTED
                                            VALUE              BOND            SECURITIES
                                            FUND               FUND              FUND(b)
--------------------------------------------------------------------------------------------
Sold                                        N/A             14,405,822        11,437,594
Issued for reinvested distributions         N/A              2,128,628            92,952
Redeemed                                    N/A             (2,121,377)         (612,356)
--------------------------------------------------------------------------------------------
Net increase (decrease)                     N/A             14,413,073        10,918,190
--------------------------------------------------------------------------------------------

(b) For the period from Sept. 13, 2004 (date the 2005. Fund became available) to Aug. 31,

                                                     YEAR ENDED AUG. 31, 2006
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                           GROWTH           HIGH YIELD           INCOME
                                            FUND               BOND          OPPORTUNITIES
                                                               FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                     49,500,097         16,227,622        21,779,525
Issued for reinvested distributions         747,698         12,636,235           586,469
Redeemed                                (21,266,893)       (34,818,886)         (984,015)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  28,980,902         (5,955,029)       21,381,979
--------------------------------------------------------------------------------------------

                                                     YEAR ENDED AUG. 31, 2005
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -  RIVERSOURCE VP -    RIVERSOURCE VP -
                                           GROWTH          HIGH YIELD            INCOME
                                            FUND              BOND           OPPORTUNITIES
                                                              FUND                FUND
--------------------------------------------------------------------------------------------
Sold                                     16,903,922         21,655,621         3,565,312
Issued for reinvested distributions         183,638         11,919,547           140,682
Redeemed                                 (3,733,894)       (20,228,641)         (934,015)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  13,353,666         13,346,527         2,771,979
--------------------------------------------------------------------------------------------

                                                     YEAR ENDED AUG. 31, 2006
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                       INTERNATIONAL        LARGE CAP           LARGE CAP
                                        OPPORTUNITY           EQUITY              VALUE
                                            FUND               FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                      3,290,061          6,446,961           563,345
Fund merger                                     N/A         77,634,189               N/A
Issued for reinvested distributions       1,754,001          1,647,637            58,492
Redeemed                                (19,700,173)       (39,632,021)         (201,307)
--------------------------------------------------------------------------------------------
Net increase (decrease)                 (14,656,111)        46,096,766           420,530
--------------------------------------------------------------------------------------------

                                                     YEAR ENDED AUG. 31, 2005
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                       INTERNATIONAL        LARGE CAP          LARGE CAP
                                        OPPORTUNITY          EQUITY              VALUE
                                            FUND              FUND                FUND
--------------------------------------------------------------------------------------------
Sold                                     10,041,363          9,638,209           691,507
Issued for reinvested distributions       1,545,947          1,352,452            17,147
Redeemed                                (11,718,071)       (25,298,441)          (88,533)
--------------------------------------------------------------------------------------------
Net increase (decrease)                    (130,761)       (14,307,780)          620,121
--------------------------------------------------------------------------------------------

                                                     YEAR ENDED AUG. 31, 2006
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -  RIVERSOURCE VP -    RIVERSOURCE VP -
                                          MID CAP            MID CAP            S&P 500
                                           GROWTH             VALUE              INDEX
                                            FUND              FUND                FUND
--------------------------------------------------------------------------------------------
Sold                                      1,916,243         17,680,414         3,049,759
Fund merger                              51,642,855                N/A               N/A
Issued for reinvested distributions       1,683,389             18,726           742,959
Redeemed                                (11,079,161)          (263,812)       (6,584,030)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  44,163,326         17,435,328        (2,791,312)
--------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

112   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

                                                     YEAR ENDED AUG. 31, 2005
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                           MID CAP            MID CAP            S&P 500
                                           GROWTH              VALUE              INDEX
                                            FUND              FUND(c)             FUND
--------------------------------------------------------------------------------------------
Sold                                      1,840,161            428,140         8,702,124
Issued for reinvested distributions              --                171           631,315
Redeemed                                 (3,566,894)            (5,284)       (2,660,665)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  (1,726,733)           423,027         6,672,774
--------------------------------------------------------------------------------------------

(c)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

                                                   YEAR ENDED AUG. 31, 2006
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                           SELECT         SHORT DURATION        SMALL CAP
                                            VALUE         U.S. GOVERNMENT       ADVANTAGE
                                            FUND               FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                        465,908          6,812,654           580,024
Issued for reinvested distributions          80,918          1,670,663         2,188,623
Redeemed                                   (330,201)       (10,142,070)       (2,551,105)
--------------------------------------------------------------------------------------------
Net increase (decrease)                     216,625         (1,658,753)          217,542
--------------------------------------------------------------------------------------------

                                                     YEAR ENDED AUG. 31, 2005
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                           SELECT         SHORT DURATION        SMALL CAP
                                            VALUE         U.S. GOVERNMENT       ADVANTAGE
                                            FUND               FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                      1,230,317          5,228,726         1,725,783
Issued for reinvested distributions          10,913          1,302,984           666,902
Redeemed                                    (55,353)        (8,014,535)       (1,369,479)
--------------------------------------------------------------------------------------------
Net increase (decrease)                   1,185,877         (1,482,825)        1,023,206
--------------------------------------------------------------------------------------------

                                                     YEAR ENDED AUG. 31, 2006
--------------------------------------------------------------------------------------------
                                                         RIVERSOURCE VP -
                                                            SMALL CAP
                                                               VALUE
                                                               FUND
--------------------------------------------------------------------------------------------
Sold                                                         9,622,399
Issued for reinvested distributions                          2,433,216
Redeemed                                                    (4,112,520)
--------------------------------------------------------------------------------------------
Net increase (decrease)                                      7,943,095
--------------------------------------------------------------------------------------------

                                                     YEAR ENDED AUG. 31, 2005
--------------------------------------------------------------------------------------------
                                                         RIVERSOURCE VP -
                                                            SMALL CAP
                                                               VALUE
                                                               FUND
--------------------------------------------------------------------------------------------
Sold                                                         9,958,388
Issued for reinvested distributions                          1,666,706
Redeemed                                                      (593,056)
--------------------------------------------------------------------------------------------
Net increase (decrease)                                     11,032,038
--------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   113

5. FORWARD FOREIGN CURRENCY CONTRACTS

At Aug. 31, 2006, RiverSource VP - Global Bond Fund and RiverSource VP - Global Inflation Protected Securities Fund have entered into forward foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

RiverSource VP - Global Bond Fund

                            CURRENCY TO       CURRENCY TO     UNREALIZED     UNREALIZED
EXCHANGE DATE              BE DELIVERED       BE RECEIVED    APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------
Sept. 1, 2006                 1,351,621           714,416       $   8,555     $       --
                            U.S. Dollar     British Pound
Sept. 1, 2006                   274,660         6,067,250           1,124             --
                            U.S. Dollar      Czech Koruna
Sept. 1, 2006                   891,442         5,633,550              --            128
                            U.S. Dollar   Norwegian Krone
Sept. 1, 2006                   346,339         2,505,271              --            493
                            U.S. Dollar     Swedish Krona
Sept. 13, 2006                  675,000         1,276,198              --          9,114
                          British Pound       U.S. Dollar
Sept. 13, 2006               16,095,000        20,655,518          26,625             --
                 European Monetary Unit       U.S. Dollar
Sept. 13, 2006                1,030,000         1,319,657             196             --
                 European Monetary Unit       U.S. Dollar
Sept. 19, 2006                6,940,559       794,000,000              --        163,846
                            U.S. Dollar      Japanese Yen
Sept. 19, 2006                1,363,279       156,000,000              --         31,834
                            U.S. Dollar      Japanese Yen
Sept. 20, 2006               34,060,000         1,552,699           4,288             --
                           Czech Koruna       U.S. Dollar
Sept. 20, 2006                6,050,000           274,296              --            745
                           Czech Koruna       U.S. Dollar
--------------------------------------------------------------------------------------------
Total                                                           $  40,788     $  206,160
--------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

114   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Global Inflation Protected Securities Fund

                            CURRENCY TO       CURRENCY TO     UNREALIZED     UNREALIZED
EXCHANGE DATE              BE DELIVERED       BE RECEIVED    APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------
Sept. 5, 2006                 1,302,819       152,625,256       $      --     $    2,663
                            U.S. Dollar      Japanese Yen
Sept. 5, 2006                   518,950           575,951           2,462             --
                            U.S. Dollar   Canadian Dollar
Sept. 8, 2006                53,820,000         7,496,866          65,697             --
                          Swedish Krona       U.S. Dollar
Sept. 8, 2006             1,370,000,000        11,971,443         296,161             --
                           Japanese Yen       U.S. Dollar
Sept. 8, 2006               153,380,000         1,309,787           2,667             --
                           Japanese Yen       U.S. Dollar
Sept. 8, 2006                 3,885,000           538,014           1,701             --
                          Swedish Krona       U.S. Dollar
Sept. 13, 2006               33,500,000        63,337,211              --        452,341
                          British Pound       U.S. Dollar
Sept. 13, 2006                1,935,000         3,681,899              --          2,662
                          British Pound       U.S. Dollar
Sept. 13, 2006               44,305,000        57,193,325         407,793             --
                 European Monetary Unit       U.S. Dollar
Sept. 13, 2006               10,052,000        12,900,234          16,628             --
                 European Monetary Unit       U.S. Dollar
Sept. 13, 2006                4,141,000         5,312,282           4,780             --
                 European Monetary Unit       U.S. Dollar
Oct. 2, 2006                    690,000           622,182              --          3,003
                        Canadian Dollar       U.S. Dollar
Oct. 2, 2006                 12,450,000        11,225,976              --         45,073
                        Canadian Dollar       U.S. Dollar
--------------------------------------------------------------------------------------------
Total                                                           $ 797,889     $  505,742
--------------------------------------------------------------------------------------------

6. LENDING OF PORTFOLIO SECURITIES

Presented below is information regarding securities on loan at Aug. 31, 2006.

                                                  RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                      BALANCED          DIVERSIFIED        DIVERSIFIED       INTERNATIONAL
                                                        FUND               BOND           EQUITY INCOME       OPPORTUNITY
                                                                           FUND               FUND               FUND
----------------------------------------------------------------------------------------------------------------------------
Value of securities on loan to brokers               $   4,354,300      $  56,263,120      $  20,866,180      $   4,091,910
----------------------------------------------------------------------------------------------------------------------------
Collateral received for securities loaned:
Cash                                                 $   4,460,000      $  57,541,250      $  21,745,000      $   4,496,500
U.S. government securities, at value                            --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------
Total collateral received for securities loaned      $   4,460,000      $  57,541,250      $  21,745,000      $   4,496,500
----------------------------------------------------------------------------------------------------------------------------

                                                  RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                      LARGE CAP           MID CAP           SMALL CAP
                                                       EQUITY             GROWTH              VALUE
                                                        FUND               FUND               FUND
----------------------------------------------------------------------------------------------------------------------------
Value of securities on loan to brokers               $   7,779,919      $   3,651,000      $  10,264,353
----------------------------------------------------------------------------------------------------------------------------
Collateral received for securities loaned:
Cash                                                 $   7,984,400      $   3,780,000      $  11,029,400
U.S. government securities, at value                            --                 --                 --
----------------------------------------------------------------------------------------------------------------------------
Total collateral received for securities loaned      $   7,984,400      $   3,780,000      $  11,029,400
----------------------------------------------------------------------------------------------------------------------------

Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities."


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   115

Income from securities lending for the year ended Aug. 31, 2006 is as follows:

FUND                                                                  AMOUNT
--------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                       $191,300
RiverSource VP - Diversified Bond Fund                                530,882
RiverSource VP - Diversified Equity Income Fund                       217,630
RiverSource VP - Global Bond Fund                                       9,274
RiverSource VP - Growth Fund                                           48,444
RiverSource VP - International Opportunity Fund                       854,518
RiverSource VP - Large Cap Equity Fund                                411,482
RiverSource VP - Mid Cap Growth Fund                                   59,715
RiverSource VP - Small Cap Advantage Fund                              37,231
RiverSource VP - Small Cap Value Fund                                  41,806
--------------------------------------------------------------------------------

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. FUTURES CONTRACTS

At Aug. 31, 2006, RiverSource VP - Balanced Fund's investments in securities included securities valued at $381,602 that were pledged as collateral to cover initial margin deposits on 400 open purchase interest rate futures contracts and 104 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts at Aug. 31, 2006 was $43,150,859 with a net unrealized gain of $118,658. The notional market value of the open sale interest rate futures contracts at Aug. 31, 2006 was $21,251,750 with a net unrealized loss of $40,938. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource VP - Core Bond Fund's investments in securities included securities valued at $35,520 that were pledged as collateral to cover initial margin deposits on 62 open purchase interest rate futures contracts and seven open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts at Aug. 31, 2006 was $6,640,016 with a net unrealized gain of $19,017. The notional market value of the open sale interest rate futures contracts at Aug. 31, 2006 was $1,430,406 with a net unrealized loss of $2,755. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource VP - Diversified Bond Fund's investments in securities included securities valued at $1,258,935 that were pledged as collateral to cover initial margin deposits on 2,095 open purchase interest rate futures contracts and 112 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts at Aug. 31, 2006 was $223,750,380 with a net unrealized gain of $598,559. The notional market value of the open sale interest rate futures contracts at Aug. 31, 2006 was $22,886,500 with a net unrealized loss of $44,087. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource VP - Global Bond Fund's investments in securities included securities valued at $320,471 that were pledged as collateral to cover initial margin deposits on 22 open purchase interest rate futures contracts denominated in euros, 212 open purchase interest rate futures contracts and 65 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts denominated in euros at Aug. 31, 2006 was $3,333,163 with a net unrealized gain of $67,967. The notional market value of the open purchase interest rate futures contracts at Aug. 31, 2006 was $38,190,406 with a net unrealized gain of $90,464. The notional market value of the open sale interest rate futures contracts at Aug. 31, 2006 was $6,979,375 with a net unrealized loss of $13,867. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource VP - Large Cap Equity Fund's investments in securities included securities valued at $5,819,136 that were pledged as collateral to cover initial margin deposits on 70 open purchase stock index futures contracts. The notional market value of the open purchase stock index futures contracts at Aug. 31, 2006 was $22,848,000 with a net unrealized gain of $267,207. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource VP - S&P 500 Index Fund's investments in securities included securities valued at $522,140 that were pledged as collateral to cover initial margin deposits on 64 open purchase stock index futures contracts. The notional market value of the open purchase stock index futures contracts at Aug. 31, 2006 was $4,177,920 with a net unrealized gain of $67,401. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource VP - Short Duration U.S. Government Fund's investments in securities included securities valued at $134,725 that were pledged as collateral to cover initial margin deposits on 286 open purchase interest rate futures contracts and 203 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts at Aug. 31, 2006 was $49,709,688 with a net unrealized gain of $94,703. The notional market value of the open sale interest rate futures contracts at Aug. 31, 2006 was $22,092,125 with a net unrealized loss of $97,499. See "Summary of significant accounting policies" and "Notes to investments in securities."


------------------------------------------------------------------------------

116   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

At Aug. 31, 2006, RiverSource VP - Small Cap Advantage Fund's investments in securities included securities valued at $32,967 that were pledged as collateral to cover initial margin deposits on one open purchase stock index futures contract. The notional market value of the open purchase stock index futures contract at Aug. 31, 2006 was $360,850 with a net unrealized gain of $14,721. See "Summary of significant accounting policies" and "Notes to investments in securities."

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written by RiverSource VP - Growth Fund during the year ended Aug. 31, 2006 are as follows:

                                                          CALLS
------------------------------------------------------------------------------
                                             CONTRACTS             PREMIUMS
------------------------------------------------------------------------------
Balance Aug. 31, 2005                            --              $         --
Opened                                          837                 2,176,488
Closed                                         (537)               (1,526,658)
------------------------------------------------------------------------------
Balance Aug. 31, 2006                           300              $    649,830
------------------------------------------------------------------------------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by RiverSource VP - Large Cap Equity Fund during the year ended Aug. 31, 2006 are as follows:

                                                          CALLS
------------------------------------------------------------------------------
                                             CONTRACTS             PREMIUMS
------------------------------------------------------------------------------
Balance Aug. 31, 2005                            --              $         --
Opened                                        1,506                 3,830,259
Closed                                         (876)               (2,465,641)
------------------------------------------------------------------------------
Balance Aug. 31, 2006                           630              $  1,364,618
------------------------------------------------------------------------------

See "Summary of significant accounting policies."

9. SWAP CONTRACTS

At Aug. 31, 2006, the following Funds had open CBMS total return swap contracts:

RiverSource VP - Balanced Fund

                                                                                         UNREALIZED
                                                          TERMINATION      NOTIONAL     APPRECIATION
                                                             DATE           AMOUNT     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.33%.
Counterparty: Citigroup                                  Sept. 1, 2006    $7,500,000      $131,141
-----------------------------------------------------------------------------------------------------

RiverSource VP - Core Bond Fund

                                                                                         UNREALIZED
                                                          TERMINATION      NOTIONAL     APPRECIATION
                                                             DATE           AMOUNT     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.33%.
Counterparty: Citigroup                                  Sept. 1, 2006     $375,000        $6,557
-----------------------------------------------------------------------------------------------------

RiverSource VP - Diversified Bond Fund

                                                                                         UNREALIZED
                                                          TERMINATION      NOTIONAL     APPRECIATION
                                                             DATE           AMOUNT     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.33%.
Counterparty: Citigroup                                  Sept. 1, 2006   $20,725,000      $362,387
-----------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   117

RiverSource VP - Global Bond Fund

                                                                                          UNREALIZED
                                                            TERMINATION     NOTIONAL     APPRECIATION
                                                               DATE          AMOUNT     (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.33%.
Counterparty: Citigroup                                    Sept. 1, 2006   $3,450,000       $60,325
------------------------------------------------------------------------------------------------------

At Aug. 31, 2006, the following Fund had open total return equity swap contracts:

RiverSource VP - Large Cap Equity Fund

                                                                                          UNREALIZED
                                                            TERMINATION     NOTIONAL     APPRECIATION
                                                               DATE          AMOUNT     (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Receive total return on a basket of large cap securities
and pay a floating rate based on 1-month LIBOR less 0.20%.
Counterparty: Citigroup                                     May 7, 2007    $6,220,000       $44,950
------------------------------------------------------------------------------------------------------

10. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, each Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. Each Fund had no borrowings outstanding during the year ended Aug. 31, 2006.

11. FUND MERGERS

RiverSource VP - Large Cap Equity Fund

At the close of business on March 17, 2006, RiverSource VP - Large Cap Equity Fund acquired the assets and assumed the identified liabilities of RiverSource VP - New Dimensions Fund. This reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource VP - Large Cap Equity Fund immediately before the acquisition were $2,554,119,500 and the combined net assets immediately after the acquisition were $4,350,292,892.

The merger was accomplished by a tax-free exchange of 108,210,452 shares of RiverSource VP - New Dimensions Fund valued at $1,796,173,392.

In exchange for the RiverSource VP - New Dimensions Fund shares and net assets, RiverSource VP - Large Cap Equity Fund issued 77,634,189 shares.

RiverSource VP - New Dimensions Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were $1,796,173,392, which includes $1,758,785,888 of capital stock, $135,799,449 of unrealized appreciation, ($98,521,967) of accumulated net realized loss and $110,022 of undistributed net investment income.

RiverSource VP - Mid Cap Growth Fund

At the close of business on March 17, 2006, RiverSource VP - Mid Cap Growth Fund acquired the assets and assumed the identified liabilities of RiverSource VP - Strategy Aggressive Fund. This reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource VP - Mid Cap Growth Fund immediately before the acquisition were $263,887,643 and the combined net assets immediately after the acquisition were $900,721,592.

The merger was accomplished by a tax-free exchange of 70,072,924 shares of RiverSource VP - Strategy Aggressive Fund valued at $636,833,949.


------------------------------------------------------------------------------

118   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

In exchange for the RiverSource VP - Strategy Aggressive Fund shares and net assets, RiverSource VP - Mid Cap Growth Fund issued 51,642,855 shares.

RiverSource VP - Strategy Aggressive Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were $636,833,949, which includes $1,733,718,560 of capital stock, $59,822,571 of unrealized appreciation, ($1,156,578,196) of accumulated net realized loss and ($128,986) of temporary book-to-tax differences.

12. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs at Aug. 31, 2006 are as follows:

FUND                                                                                                                    CARRY-OVER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                                                                        $   53,436,903
RiverSource VP - Cash Management Fund                                                                                          2,595
RiverSource VP - Core Bond Fund                                                                                              863,845
RiverSource VP - Diversified Bond Fund                                                                                   165,165,108
RiverSource VP - Global Bond Fund                                                                                          1,694,086
RiverSource VP - Global Inflation Protected Securities Fund                                                                1,165,851
RiverSource VP - Growth Fund                                                                                              76,113,458
RiverSource VP - High Yield Bond Fund                                                                                    223,553,095
RiverSource VP - Income Opportunities Fund                                                                                   163,551
RiverSource VP - International Opportunity Fund                                                                          500,806,478
RiverSource VP - Large Cap Equity Fund                                                                                   252,134,354
RiverSource VP - Mid Cap Growth Fund                                                                                   1,130,500,468
RiverSource VP - Short Duration U.S. Government Fund                                                                      11,702,502
------------------------------------------------------------------------------------------------------------------------------------

At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

FUND                                                             2006          2007           2008           2009           2010
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                              $          --  $         --  $  53,436,903  $          --  $          --
RiverSource VP - Cash Management Fund                                  --         1,797             --             --             --
RiverSource VP - Diversified Bond Fund                          5,732,020    53,324,465     47,894,894      9,863,475     15,651,826
RiverSource VP - Growth Fund                                           --            --             --             --     76,113,458
RiverSource VP - High Yield Bond Fund                                  --            --             --     15,326,728    100,694,093
RiverSource VP - International Opportunity Fund                        --     9,547,612     18,436,163    360,358,145     90,583,080
RiverSource VP - Large Cap Equity Fund                                 --    55,895,139     35,897,770     40,179,822    120,161,623
RiverSource VP - Mid Cap Growth Fund                                   --            --    780,421,858    310,534,170     39,544,440
RiverSource VP - Short Duration U.S. Government Fund                   --            --             --             --         68,452
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                             2011          2012           2013           2014           2015
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Cash Management Fund                       $          --  $         --  $         150  $         648  $          --
RiverSource VP - Core Bond Fund                                        --            --        171,448        692,397             --
RiverSource VP - Diversified Bond Fund                          4,231,263            --      7,546,166     20,920,999             --
RiverSource VP - Global Bond Fund                                      --            --        132,762      1,561,324             --
RiverSource VP - Global Inflation Protected Securities Fund            --            --             --      1,165,851             --
RiverSource VP - High Yield Bond Fund                         106,316,241            --             --        760,493        455,540
RiverSource VP - Income Opportunities Fund                             --            --             --             --        163,551
RiverSource VP - International Opportunity Fund                21,881,478            --             --             --             --
RiverSource VP - Short Duration U.S. Government Fund                   --     4,186,493      3,868,969      3,578,588             --
------------------------------------------------------------------------------------------------------------------------------------

The Funds, in connection with the mergers as described in Note 11, acquired the following capital loss carry-over:

FUND                                                                                                                    CARRY-OVER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Large Cap Equity Fund                                                                                $   81,111,231
RiverSource VP - Mid Cap Growth Fund                                                                                   1,154,129,756
------------------------------------------------------------------------------------------------------------------------------------

In addition to the acquired capital loss carry-overs, the Funds also acquired unrealized capital gains as a result of the mergers.

The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   119

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

14. SUBSEQUENT EVENT

On Dec. 31, 2006 it is expected that IDS Life Insurance Company will change its name to RiverSource Life Insurance Company.


------------------------------------------------------------------------------

120   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

15. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource VP - Balanced Fund

-------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004       2003        2002
Net asset value, beginning of period                               $ 15.18    $ 14.17    $ 13.00    $ 12.32    $  15.30
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .41        .35        .31        .31         .33
Net gains (losses) (both realized and unrealized)                      .72       1.02       1.17        .82       (1.88)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.13       1.37       1.48       1.13       (1.55)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.41)      (.36)      (.31)      (.31)       (.34)
Distributions from realized gains                                     (.46)        --         --       (.14)      (1.09)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.87)      (.36)      (.31)      (.45)      (1.43)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 15.44    $ 15.18    $ 14.17    $ 13.00    $  12.32
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $ 2,046    $ 2,437    $ 2,664    $ 2,416    $  2,709
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .77%       .82%       .78%       .80%        .77%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     2.63%      2.34%      2.16%      2.48%       2.31%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              130%       131%       133%       119%        103%
-------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       7.76%      9.68%     11.39%      9.40%     (10.91%)
-------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - Cash Management Fund

-------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004       2003        2002
Net asset value, beginning of period                               $  1.00    $  1.00    $  1.00    $  1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .04        .02         --        .01         .02
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.04)      (.02)        --       (.01)       (.02)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  1.00    $  1.00    $  1.00    $  1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   999    $   688    $   773    $   868    $  1,123
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .67%       .70%       .69%       .70%        .69%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     4.01%      1.88%       .47%       .72%       1.61%
-------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       4.01%      1.92%       .48%       .72%       1.59%
-------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   121

RiverSource VP - Core Bond Fund

----------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004(b)
Net asset value, beginning of period                               $ 10.05    $ 10.01    $  9.98
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .39        .31        .14
Net gains (losses) (both realized and unrealized)                     (.26)       .04        .03
----------------------------------------------------------------------------------------------------
Total from investment operations                                       .13        .35        .17
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.39)      (.31)      (.14)
Distributions from realized gains                                     (.02)        --         --
----------------------------------------------------------------------------------------------------
Total distributions                                                   (.41)      (.31)      (.14)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  9.77    $ 10.05    $ 10.01
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $    63    $    58    $    36
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                   .86%       .95%       .95%(e)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     3.97%      3.10%      2.33%(e)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              319%       339%       221%
----------------------------------------------------------------------------------------------------
Total return(f)                                                       1.38%      3.64%      1.67%(g)
----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.96%, 1.01% and 1.13% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - Diversified Bond Fund

-----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004       2003       2002
Net asset value, beginning of period                               $ 10.66    $ 10.62    $ 10.40    $ 10.38    $ 10.61
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .43        .39        .38        .44        .56
Net gains (losses) (both realized and unrealized)                     (.27)       .06        .22        .02       (.23)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .16        .45        .60        .46        .33
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.43)      (.41)      (.38)      (.44)      (.56)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.39    $ 10.66    $ 10.62    $ 10.40    $ 10.38
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $ 2,325    $ 1,824    $ 1,696    $ 1,765    $ 1,814
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .80%       .82%       .81%       .81%       .80%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     4.15%      3.65%      3.60%      4.23%      5.41%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              292%       293%       295%       251%       167%
-----------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       1.58%      4.27%      5.84%      4.50%      3.20%
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.


------------------------------------------------------------------------------

122   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Diversified Equity Income Fund

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006        2005        2004        2003        2002
Net asset value, beginning of period                               $ 13.83     $ 11.17     $  9.65     $  8.41     $ 10.20
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .23         .20         .17         .17         .13
Net gains (losses) (both realized and unrealized)                     1.80        2.65        1.51        1.24       (1.75)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      2.03        2.85        1.68        1.41       (1.62)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.22)       (.19)       (.16)       (.17)       (.13)
Distributions from realized gains                                     (.55)         --          --          --        (.04)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.77)       (.19)       (.16)       (.17)       (.17)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 15.09     $ 13.83     $ 11.17     $  9.65     $  8.41
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $ 2,877     $ 1,679     $   843     $   370     $   267
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .91%        .84%        .86%        .76%        .87%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.61%       1.66%       1.77%       2.13%       1.59%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               27%         25%         19%         39%         35%
----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                      15.19%      25.59%      17.53%      17.00%     (16.16%)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006        2005        2004        2003        2002
Net asset value, beginning of period                               $ 13.14     $  9.80     $  8.44     $  7.04     $  6.68
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .09         .06         .09         .04         .02
Net gains (losses) (both realized and unrealized)                     3.85        3.72        1.39        1.38         .34
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      3.94        3.78        1.48        1.42         .36
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.06)       (.06)       (.12)       (.02)         --
Distributions from realized gains                                     (.70)       (.38)         --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.76)       (.44)       (.12)       (.02)         --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 16.32     $ 13.14     $  9.80     $  8.44     $  7.04
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   427     $   192     $    46     $    16     $    10
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.54%       1.55%       1.61%(c)    1.75%(c)    1.68%(c)
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      .68%        .58%        .65%        .67%        .31%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              146%        120%        117%        191%        215%
------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      30.97%      39.60%      17.63%      20.25%       5.45%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.67%, 2.04% and 2.36% for the years ended Aug. 31, 2004, 2003 and 2002, respectively.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   123

RiverSource VP - Fundamental Value Fund

-------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006(b)
Net asset value, beginning of period                               $ 10.06
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .02
Net gains (losses) (both realized and unrealized)                     (.03)
-------------------------------------------------------------------------------
Total from investment operations                                      (.01)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.02)
-------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.03
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   232
-------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                  1.07%(e)
-------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.27%(e)
-------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                3%
-------------------------------------------------------------------------------
Total return(f)                                                       (.05%)(g)
-------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.15% for the period ended Aug. 31, 2006.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - Global Bond Fund

-----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004       2003       2002
Net asset value, beginning of period                               $ 11.02    $ 10.82    $ 10.40    $ 10.02    $  9.76
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .30        .34        .35        .34        .38
Net gains (losses) (both realized and unrealized)                     (.17)       .39        .73        .61        .36
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .13        .73       1.08        .95        .74
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.31)      (.53)      (.66)      (.57)      (.48)
Distributions from realized gains                                     (.05)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.36)      (.53)      (.66)      (.57)      (.48)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.79    $ 11.02    $ 10.82    $ 10.40    $ 10.02
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   692    $   575    $   409    $   312    $   233
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.06%      1.08%      1.08%      1.09%      1.08%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     2.85%      2.63%      2.76%      3.08%      3.92%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               65%        79%       105%       102%        46%
-----------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       1.27%      6.75%     10.57%      9.56%      7.83%
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.


------------------------------------------------------------------------------

124   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Global Inflation Protected Securities Fund

-----------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005(b)
Net asset value, beginning of period                               $ 10.19    $ 10.00
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .47        .32
Net gains (losses) (both realized and unrealized)                     (.26)       .19
-----------------------------------------------------------------------------------------
Total from investment operations                                       .21        .51
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.34)      (.32)
Distributions from realized gains                                     (.02)        --
-----------------------------------------------------------------------------------------
Total distributions                                                   (.36)      (.32)
-----------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.04    $ 10.19
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   403    $   116
-----------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                   .72%       .75%(e)
-----------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     4.23%      3.42%(e)
-----------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               75%        29%
-----------------------------------------------------------------------------------------
Total return(f)                                                       2.18%      5.22%(g)
-----------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.77% and 0.87% for the periods ended Aug. 31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - Growth Fund

------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004       2003       2002
Net asset value, beginning of period                               $  6.61    $  5.69    $  5.45    $  5.00    $  6.48
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .06        .03        .02        .01         --
Net gains (losses) (both realized and unrealized)                      .33        .91        .24        .45      (1.48)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .39        .94        .26        .46      (1.48)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.07)      (.02)      (.02)      (.01)        --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  6.93    $  6.61    $  5.69    $  5.45    $  5.00
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   612    $   392    $   261    $   223    $   144
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .91%       .92%       .85%       .99%       .81%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.04%       .42%       .27%       .20%        --%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              156%       154%       192%       199%       272%
------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       5.79%     16.74%      4.64%      9.29%    (22.80%)
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   125

RiverSource VP - High Yield Bond Fund

------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004       2003       2002
Net asset value, beginning of period                               $  6.76    $  6.60    $  6.22    $  5.66    $  6.83
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .47        .44        .47        .48        .56
Net gains (losses) (both realized and unrealized)                     (.09)       .16        .38        .54      (1.17)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .38        .60        .85       1.02       (.61)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.46)      (.44)      (.47)      (.46)      (.56)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  6.68    $  6.76    $  6.60    $  6.22    $  5.66
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $ 1,192    $ 1,246    $ 1,130    $   843    $   577
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .87%       .83%       .82%       .83%       .83%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     7.02%      6.58%      7.30%      8.31%      8.91%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              106%       106%       139%       141%       135%
------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       5.76%      9.31%     14.03%     18.81%     (9.33%)
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - Income Opportunities Fund

--------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004(b)
Net asset value, beginning of period                               $ 10.39    $ 10.29    $  9.93
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .64        .59        .15
Net gains (losses) (both realized and unrealized)                     (.26)       .18        .36
--------------------------------------------------------------------------------------------------------
Total from investment operations                                       .38        .77        .51
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.64)      (.59)      (.15)
Distributions from realized gains                                     (.05)      (.08)        --
--------------------------------------------------------------------------------------------------------
Total distributions                                                   (.69)      (.67)      (.15)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.08    $ 10.39    $ 10.29
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   259    $    45    $    16
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                       .96%       .99%(d)    .99%(d),(e)
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     6.39%      5.69%      6.03%(e)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               87%        93%        36%
--------------------------------------------------------------------------------------------------------
Total return(f)                                                       3.76%      7.73%      5.17%(g)
--------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.03% and 1.55% for the periods ended Aug. 31, 2005 and 2004, respectively.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.


------------------------------------------------------------------------------

126   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - International Opportunity Fund

-------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004       2003        2002
Net asset value, beginning of period                               $ 10.02    $  8.23    $  7.19    $  7.00    $   8.39
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .12        .11        .08        .08         .07
Net gains (losses) (both realized and unrealized)                     2.27       1.80       1.05        .16       (1.35)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      2.39       1.91       1.13        .24       (1.28)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.17)      (.12)      (.09)      (.05)       (.07)
Distributions from realized gains                                       --         --         --         --        (.01)
Excess distributions from net investment income                         --         --         --         --        (.03)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.17)      (.12)      (.09)      (.05)       (.11)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 12.24    $ 10.02    $  8.23    $  7.19    $   7.00
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $ 1,266    $ 1,184    $   974    $   738    $    873
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.12%      1.04%       .98%      1.06%       1.07%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.04%      1.19%       .99%      1.19%        .83%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               74%        90%       142%       102%        140%
-------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                      23.82%     23.29%     15.77%      3.48%     (15.38%)
-------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - Large Cap Equity Fund

-------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004       2003        2002
Net asset value, beginning of period                               $ 21.48    $ 19.32    $ 18.04    $ 16.48    $  20.87
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .29        .24        .14        .10         .10
Net gains (losses) (both realized and unrealized)                     1.43       2.15       1.28       1.56       (2.83)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.72       2.39       1.42       1.66       (2.73)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.29)      (.23)      (.14)      (.10)       (.09)
Distributions from realized gains                                       --         --         --         --       (1.57)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.29)      (.23)      (.14)      (.10)      (1.66)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 22.91    $ 21.48    $ 19.32    $ 18.04    $  16.48
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $ 3,733    $ 2,510    $ 2,535    $ 1,982    $  2,227
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .82%       .80%       .85%       .85%        .80%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.30%      1.13%       .72%       .62%        .52%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               85%       132%       114%       115%        146%
-------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       8.02%     12.42%      7.87%     10.16%     (14.08%)
-------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   127

RiverSource VP - Large Cap Value Fund

----------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004(b)
Net asset value, beginning of period                               $ 10.99    $ 10.00    $  9.99
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .17        .14        .05
Net gains (losses) (both realized and unrealized)                      .98       1.06        .02
----------------------------------------------------------------------------------------------------
Total from investment operations                                      1.15       1.20        .07
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.17)      (.14)      (.06)
Distributions from realized gains                                     (.26)      (.07)        --
----------------------------------------------------------------------------------------------------
Total distributions                                                   (.43)      (.21)      (.06)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 11.71    $ 10.99    $ 10.00
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $    21    $    15    $     7
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                  1.02%      1.05%      1.05%(e)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.55%      1.37%      1.03%(e)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               49%        52%        24%
----------------------------------------------------------------------------------------------------
Total return(f)                                                      10.75%     12.04%       .69%(g)
----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.20%, 2.55% and 2.85% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - Mid Cap Growth Fund

---------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004       2003        2002
Net asset value, beginning of period                               $ 12.43    $ 10.11    $ 10.09    $  8.54    $   9.57
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          (.01)      (.04)      (.05)      (.05)       (.04)
Net gains (losses) (both realized and unrealized)                     (.44)      2.36        .07       1.60        (.99)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      (.45)      2.32        .02       1.55       (1.03)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    --         --         --         --          --
Distributions from realized gains                                    (1.02)        --         --         --          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.02)        --         --         --          --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.96    $ 12.43    $ 10.11    $ 10.09    $   8.54
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   709    $   255    $   225    $   170    $     72
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .92%       .82%       .85%      1.06%       1.10%(c)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     (.14%)     (.32%)     (.49%)     (.71%)      (.76%)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               43%        34%        25%        19%         20%
---------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      (4.43%)    23.03%       .13%     18.20%     (10.77%)
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.39% for the year ended Aug. 31, 2002.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.


------------------------------------------------------------------------------

128   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Mid Cap Value Fund

------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006        2005(b)
Net asset value, beginning of period                               $ 11.42     $ 10.15
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .09         .01
Net gains (losses) (both realized and unrealized)                     1.27        1.28
------------------------------------------------------------------------------------------
Total from investment operations                                      1.36        1.29
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.09)       (.02)
Distributions from realized gain                                      (.04)         --
------------------------------------------------------------------------------------------
Total distributions                                                   (.13)       (.02)
------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 12.65     $ 11.42
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   228     $     7
------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                  1.11%       1.08%(e)
------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.02%        .62%(e)
------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               60%          7%
------------------------------------------------------------------------------------------
Total return(f)                                                      11.93%      12.70%(g)
------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.44% and 2.97% for the periods ended Aug. 31, 2006 and 2005, respectively.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - S&P 500 Index Fund

--------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006        2005       2004       2003        2002
Net asset value, beginning of period                               $  8.30     $  7.54    $  6.88    $  6.24    $   7.71
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .13         .13        .09        .08         .07
Net gains (losses) (both realized and unrealized)                      .57         .76        .66        .64       (1.47)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .70         .89        .75        .72       (1.40)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.13)       (.13)      (.09)      (.08)       (.07)
Distributions from realized gains                                     (.02)         --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.15)       (.13)      (.09)      (.08)       (.07)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  8.85     $  8.30    $  7.54    $  6.88    $   6.24
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   367     $   367    $   283    $   171    $     99
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)                   .50%        .50%       .49%       .50%        .50%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.46%       1.65%      1.21%      1.31%       1.01%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                6%          5%        --%         5%         72%
--------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                       8.38%(e)   11.98%     10.84%     11.51%     (18.29%)
--------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.53%, 0.56%, 0.57%, 0.64% and 0.82% for the years ended
      Aug. 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(e)   The Fund received a one time transaction fee reimbursement by Ameriprise
      Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   129

RiverSource VP - Select Value Fund

-----------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004(b)
Net asset value, beginning of period                               $ 11.45    $  9.95    $  9.98
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .25        .05        .02
Net gains (losses) (both realized and unrealized)                      .44       1.55       (.03)
-----------------------------------------------------------------------------------------------------
Total from investment operations                                       .69       1.60       (.01)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.25)      (.05)      (.02)
Distributions from realized gains                                     (.17)      (.05)        --
-----------------------------------------------------------------------------------------------------
Total distributions                                                   (.42)      (.10)      (.02)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 11.72    $ 11.45    $  9.95
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $    27    $    23    $     9
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                  1.08%      1.15%      1.15%(e)
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     2.19%       .45%       .50%(e)
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               35%        31%        13%
-----------------------------------------------------------------------------------------------------
Total return(f)                                                       6.17%     16.18%      (.11%)(g)
-----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.19%, 1.17% and 1.97% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - Short Duration U.S. Government Fund

-----------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006       2005       2004       2003       2002
Net asset value, beginning of period                               $ 10.21    $ 10.34    $ 10.46    $ 10.55    $ 10.34
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .36        .27        .25        .27        .34
Net gains (losses) (both realized and unrealized)                     (.10)      (.13)      (.07)      (.05)       .23
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .26        .14        .18        .22        .57
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.36)      (.27)      (.25)      (.27)      (.34)
Distributions from realized gains                                       --         --       (.05)      (.04)      (.02)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.36)      (.27)      (.30)      (.31)      (.36)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 10.11    $ 10.21    $ 10.34    $ 10.46    $ 10.55
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   463    $   484    $   506    $   479    $   276
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .82%       .83%       .82%       .82%       .83%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     3.55%      2.67%      2.36%      2.47%      3.24%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              236%       171%       135%       179%       292%
-----------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       2.61%      1.43%      1.70%      2.06%      5.42%
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.


------------------------------------------------------------------------------

130   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Small Cap Advantage Fund

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006        2005        2004        2003         2002
Net asset value, beginning of period                               $ 15.11     $ 12.64     $ 11.25     $  8.79     $  10.13
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            --        (.04)       (.05)       (.02)        (.02)
Net gains (losses) (both realized and unrealized)                      .61        3.14        1.44        2.48        (1.32)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .61        3.10        1.39        2.46        (1.34)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                    (1.92)       (.63)         --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 13.80     $ 15.11     $ 12.64     $ 11.25     $   8.79
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   218     $   235     $   184     $   102     $     59
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.06%       1.07%       1.10%       1.19%        1.11%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     (.02%)      (.28%)      (.42%)      (.20%)       (.21%)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              132%        112%        104%        124%         156%
-----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       4.40%      24.88%      12.40%      27.96%      (13.28%)
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

RiverSource VP - Small Cap Value Fund

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Aug. 31,                                          2006        2005        2004        2003         2002
Net asset value, beginning of period                               $ 14.46     $ 13.10     $ 11.39     $  9.52     $   9.84
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .06         .02        (.02)       (.03)        (.03)
Net gains (losses) (both realized and unrealized)                     1.61        2.53        1.92        1.95         (.29)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.67        2.55        1.90        1.92         (.32)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.06)       (.01)         --        (.01)          --
Distributions from realized gains                                    (1.01)      (1.18)       (.19)       (.04)          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.07)      (1.19)       (.19)       (.05)          --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 15.06     $ 14.46     $ 13.10     $ 11.39     $   9.52
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   549     $   412     $   229     $   134     $     63
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.24%(c)    1.28%       1.27%       1.55%        1.48%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      .41%        .12%       (.20%)      (.43%)       (.67%)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              102%         65%         84%         87%          12%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      12.28%      20.02%      16.78%      20.24%       (3.19%)
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.28% for the year ended Aug. 31, 2006.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   131

INVESTMENTS IN SECURITIES
RiverSource VP - Balanced Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (63.9%)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
AEROSPACE & DEFENSE (2.6%)
Boeing                                         71,116         $     5,326,588
DRS Technologies                               31,399               1,298,977
General Dynamics                               76,376               5,159,199
Goodrich                                      127,524               4,967,060
Honeywell Intl                                303,265              11,742,421
L-3 Communications
  Holdings                                     17,681               1,332,971
Lockheed Martin                               122,079              10,083,725
Northrop Grumman                              143,514               9,588,170
United Technologies                            74,140               4,649,319
                                                              ---------------
Total                                                              54,148,430
-----------------------------------------------------------------------------

BEVERAGES (0.7%)
Coca-Cola                                      88,178               3,951,256
PepsiCo                                       148,299               9,680,959
                                                              ---------------
Total                                                              13,632,215
-----------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                          19,276(b)            1,309,419
Biogen Idec                                    43,444(b)            1,917,618
                                                              ---------------
Total                                                               3,227,037
-----------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
American Standard
  Companies                                    34,017               1,420,890
Masco                                         134,523               3,687,276
                                                              ---------------
Total                                                               5,108,166
-----------------------------------------------------------------------------

CAPITAL MARKETS (2.7%)
Bank of New York                              203,132               6,855,705
Franklin Resources                             43,644               4,295,006
KKR Private Equity
  Investors LP Unit                            86,648(b)            1,957,378
Legg Mason                                     13,965               1,274,446
Lehman Brothers Holdings                      196,307              12,526,350
Merrill Lynch & Co                            150,415              11,060,015
Morgan Stanley                                207,290              13,637,609
State Street                                   47,766               2,951,939
                                                              ---------------
Total                                                              54,558,448
-----------------------------------------------------------------------------

CHEMICALS (0.9%)
Dow Chemical                                  255,675               9,748,888
Eastman Chemical                               55,231               2,896,866
EI du Pont de Nemours & Co                     68,307               2,730,231
Lyondell Chemical                              82,551               2,144,675
RPM Intl                                       82,109               1,544,470
                                                              ---------------
Total                                                              19,065,130
-----------------------------------------------------------------------------

COMMERCIAL BANKS (2.8%)
Commerce Bancorp                              116,357(o)            3,875,852
PNC Financial
  Services Group                               89,067               6,305,053
US Bancorp                                    429,783              13,783,141
Wachovia                                      222,082              12,132,340
Wells Fargo & Co                              604,154              20,994,351
                                                              ---------------
Total                                                              57,090,737
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                 37,264         $     2,308,132
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.9%)
Alcatel                                        24,906(b,c)            312,353
Cisco Systems                                 312,657(b)            6,875,327
Corning                                        31,862(b)              708,611
Lucent Technologies                         1,136,037(b)            2,646,966
Motorola                                      321,622               7,519,523
                                                              ---------------
Total                                                              18,062,780
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
EMC                                           264,437(b)            3,080,691
Hewlett-Packard                               353,770              12,933,831
Intl Business Machines                        159,242              12,893,825
                                                              ---------------
Total                                                              28,908,347
-----------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                               97,536               5,124,541
Capital One Financial                         156,580              11,445,998
                                                              ---------------
Total                                                              16,570,539
-----------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Temple-Inland                                  64,330               2,863,972
-----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.0%)
Bank of America                             1,041,214              53,591,284
Citigroup                                     963,253              47,536,536
JPMorgan Chase & Co                           526,110              24,022,183
                                                              ---------------
Total                                                             125,150,003
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
AT&T                                          255,453               7,952,252
BellSouth                                     532,708              21,691,870
Chunghwa Telecom ADR                          212,415(c)            3,676,904
Citizens Communications                       117,352               1,618,284
Embarq                                         57,666(b)            2,718,952
Verizon Communications                        710,355              24,990,288
Windstream                                    222,170               2,932,644
                                                              ---------------
Total                                                              65,581,194
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (1.7%)
Entergy                                       107,423               8,341,396
Exelon                                        201,340              12,277,713
FPL Group                                      42,593               1,893,259
PPL                                           100,514               3,514,975
Southern                                      254,024               8,705,402
                                                              ---------------
Total                                                              34,732,745
-----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Flextronics Intl                              260,106(b,c)          3,069,251
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Cameron Intl                                   54,787(b)            2,624,845
Halliburton                                   213,718               6,971,481
Natl Oilwell Varco                             21,596(b)            1,410,219
Schlumberger                                   50,294               3,083,022
TODCO                                          17,406(b)              644,544

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Transocean                                     30,382(b)      $     2,027,999
Weatherford Intl                              137,962(b)            5,932,366
                                                              ---------------
Total                                                              22,694,476
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
CVS                                            96,141               3,225,531
Safeway                                       258,173               7,985,291
Wal-Mart Stores                               184,654               8,257,726
                                                              ---------------
Total                                                              19,468,548
-----------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Cadbury Schweppes                             144,605(c)            1,539,001
Campbell Soup                                  72,757               2,733,480
General Mills                                 103,984               5,639,052
Hershey                                        27,578               1,488,109
Kellogg                                       159,472               8,085,231
Kraft Foods Cl A                               45,370(o)            1,538,497
                                                              ---------------
Total                                                              21,023,370
-----------------------------------------------------------------------------

GAS UTILITIES (0.2%)
ONEOK                                          95,461               3,653,292
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Bausch & Lomb                                  29,418               1,424,125
Baxter Intl                                    71,436               3,170,330
Boston Scientific                             395,422(b)            6,896,160
                                                              ---------------
Total                                                              11,490,615
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
Aetna                                         134,416               5,009,684
Brookdale Senior Living                        16,407                 784,747
Cardinal Health                                97,535               6,575,810
CIGNA                                          58,814               6,650,099
Humana                                         32,309(b)            1,968,587
Omnicare                                       15,951                 722,740
UnitedHealth Group                             47,842               2,485,392
                                                              ---------------
Total                                                              24,197,059
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Carnival Unit                                  17,580                 736,602
Marriott Intl Cl A                            113,951               4,291,395
McDonald's                                     98,402               3,532,632
Wyndham Worldwide                              16,698(b)              488,583
                                                              ---------------
Total                                                               9,049,212
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
DR Horton                                     115,369               2,530,042
Hovnanian Enterprises Cl A                     44,457(b)            1,177,666
                                                              ---------------
Total                                                               3,707,708
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.9%)
Colgate-Palmolive                              84,555               5,061,462
Procter & Gamble                              119,013               7,366,905
Spectrum Brands                               647,949(b)            5,157,674
                                                              ---------------
Total                                                              17,586,041
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

132   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Balanced Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
INDUSTRIAL CONGLOMERATES (1.6%)
3M                                             29,320         $     2,102,244
General Electric                              761,832              25,947,998
Tyco Intl                                     207,063(c)            5,414,697
                                                              ---------------
Total                                                              33,464,939
-----------------------------------------------------------------------------

INSURANCE (4.3%)
ACE                                           208,319(c)           11,220,061
AFLAC                                          61,957               2,792,402
Allied World Assurance
  Holdings                                     42,360(b,c)          1,632,978
American Intl Group                           619,160              39,514,791
Aon                                           123,090               4,255,221
Arch Capital Group                             23,698(b,c)          1,412,401
Aspen Insurance Holdings                      117,621(c)            2,908,767
  Chubb                                        77,841               3,904,505
Endurance Specialty
  Holdings                                     67,197(c)            2,168,447
Hartford Financial
  Services Group                              116,054               9,964,396
Max Re Capital                                115,322(c)            2,676,624
Prudential Financial                           39,017               2,864,238
XL Capital Cl A                                43,204(c)            2,835,911
                                                              ---------------
Total                                                              88,150,742
-----------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Liberty Media Holding -
  Interactive Cl A                            181,076(b,h)          3,451,309
-----------------------------------------------------------------------------

IT SERVICES (0.7%)
Affiliated Computer
  Services Cl A                                80,307(b)            4,122,961
Automatic Data Processing                     107,983               5,096,798
First Data                                     95,603               4,108,061
                                                              ---------------
Total                                                              13,327,820
-----------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                         76,815               1,447,195
-----------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                                    31,526                 581,024
-----------------------------------------------------------------------------

MACHINERY (0.9%)
Caterpillar                                    95,209               6,317,118
Deere & Co                                     39,803               3,108,614
Flowserve                                      12,122(b)              619,919
Illinois Tool Works                            63,359               2,781,460
Ingersoll-Rand Cl A                            71,672(c)            2,724,969
ITT                                            39,277               1,922,609
                                                              ---------------
Total                                                              17,474,689
-----------------------------------------------------------------------------

MEDIA (4.4%)
Cablevision Systems Cl A                       27,268(n)              634,799
Clear Channel
  Communications                               46,082               1,338,221
Comcast Cl A                                  227,008(b)            7,945,280
Comcast Special Cl A                          407,930(b)           14,240,836
EchoStar
  Communications Cl A                          89,572(b)            2,843,911
Liberty Global Cl A                            95,918(b)            2,264,624
Liberty Global Series C                        97,165(b)            2,242,568
Liberty Media Holding -
  Capital Series A                             36,254(b,h)          3,129,808

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
MEDIA (CONT.)
News Corp Cl A                                600,406         $    11,425,726
NTL                                           510,123              13,513,158
Time Warner                                   617,690              10,266,008
Viacom Cl B                                   265,415(b)            9,634,565
Vivendi                                       153,107(c)            5,266,215
Walt Disney                                   208,063               6,169,068
                                                              ---------------
Total                                                              90,914,787
-----------------------------------------------------------------------------

METALS & MINING (0.1%)
Alcan                                          22,850(c)            1,030,992
Alcoa                                          55,820               1,595,894
                                                              ---------------
Total                                                               2,626,886
-----------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Federated Department
  Stores                                      100,305               3,809,584
JC Penney                                      40,913               2,579,156
Nordstrom                                      18,542                 692,544
Target                                        190,563               9,221,343
                                                              ---------------
Total                                                              16,302,627
-----------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Dominion Resources                            150,927              12,057,558
Xcel Energy                                   148,518               3,089,174
                                                              ---------------
Total                                                              15,146,732
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.3%)
Anadarko Petroleum                             86,550               4,060,061
BP ADR                                         44,019(c)            2,995,493
Chesapeake Energy                              45,683               1,442,212
Chevron                                       394,981              25,436,776
ConocoPhillips                                425,404              26,983,376
Devon Energy                                   92,600               5,786,574
Exxon Mobil                                   820,196              55,502,662
Newfield Exploration                           83,248(b)            3,599,644
Royal Dutch Shell ADR                          65,394(c)            4,508,262
                                                              ---------------
Total                                                             130,315,060
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Bowater                                       149,260               3,392,680
Intl Paper                                    133,627               4,646,211
Weyerhaeuser                                   92,964               5,763,768
                                                              ---------------
Total                                                              13,802,659
-----------------------------------------------------------------------------

PHARMACEUTICALS (3.3%)
Bristol-Myers Squibb                          441,161               9,595,252
GlaxoSmithKline ADR                            47,467(c)            2,695,176
Merck & Co                                    206,787               8,385,213
Novartis ADR                                   81,936(c)            4,680,184
Pfizer                                      1,115,407              30,740,617
Schering-Plough                               356,238               7,463,186
Watson Pharmaceuticals                         77,386(b)            1,984,177
Wyeth                                          47,188               2,298,056
                                                              ---------------
Total                                                              67,841,861
-----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Apartment Investment &
  Management Cl A                              50,000               2,562,000
Equity Office Properties Trust                134,438               4,986,305
HomeBanc                                       88,607                 593,667
                                                              ---------------
Total                                                               8,141,972
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.5%)
Advanced Micro Devices                        132,768(b)      $     3,317,872
Agere Systems                                  86,791(b)            1,322,695
Credence Systems                               96,088(b)              243,103
Cypress Semiconductor                         227,829(b)            3,563,246
Elpida Memory                                  25,900(b,c)          1,145,081
Freescale
  Semiconductor Cl A                          147,420(b)            4,525,794
Freescale
  Semiconductor Cl B                           35,092(b)            1,084,694
Infineon Technologies                          57,495(b,c)            675,396
Infineon Technologies ADR                     145,933(b,c)          1,726,387
Integrated Device
  Technology                                  261,519(b)            4,505,972
Intel                                         266,363               5,204,733
Texas Instruments                              90,058               2,934,990
                                                              ---------------
Total                                                              30,249,963
-----------------------------------------------------------------------------

SOFTWARE (1.5%)
Cadence Design Systems                        355,611(b)            5,842,689
Compuware                                     362,348(b)            2,753,845
McAfee                                         29,038(b)              660,905
Microsoft                                     494,196              12,695,894
Oracle                                        163,849(b)            2,564,237
Symantec                                      258,418(b)            4,816,912
TIBCO Software                                278,971(b)            2,192,712
                                                              ---------------
Total                                                              31,527,194
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Gap                                            76,881               1,292,370
Home Depot                                     80,861               2,772,723
                                                              ---------------
Total                                                               4,065,093
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.0%)
Countrywide Financial                         460,149              15,553,037
Fannie Mae                                    219,246              11,543,302
Freddie Mac                                   165,044              10,496,798
Washington Mutual                              62,478               2,617,203
                                                              ---------------
Total                                                              40,210,340
-----------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                  342,843              28,637,676
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
ALLTEL                                        214,852              11,647,127
Sprint Nextel                                 965,492              16,336,125
Vodafone Group ADR                            206,861(c)            4,497,158
                                                              ---------------
Total                                                              32,480,410
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,112,538,953)                                        $ 1,307,108,425
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
PREFERRED STOCKS & OTHER (--%)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
Ion Media Networks
  14.25% Pay-in-kind                               --(e)      $         1,467
Mexico Value Recovery Series E
  Rights                                    2,000,000(b,c)             53,000
-----------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $413)                                                  $        54,467
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   133

RiverSource VP - Balanced Fund

------------------------------------------------------------------------------
BONDS (36.3%)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
SOVEREIGN (0.1%)
United Mexican States
    09-27-34                    6.75%    $  1,100,000(c)      $     1,167,100
-----------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (8.7%)
Federal Farm Credit Bank
    10-10-08                    4.25        3,480,000               3,425,726
Federal Home Loan Bank
    01-18-08                    4.63        8,030,000               7,975,958
    02-08-08                    4.63          745,000                 739,928
    02-13-08                    5.25        5,645,000               5,655,223
Federal Home Loan Mtge Corp
    06-15-08                    3.88       19,790,000              19,381,930
    10-15-08                    5.13        2,645,000               2,648,655
    03-15-09                    5.75        2,700,000               2,745,679
    07-15-09                    4.25          800,000                 783,308
    07-12-10                    4.13       12,746,000              12,343,647
Federal Natl Mtge Assn
    01-15-08                    4.63       16,455,000              16,347,226
    10-15-08                    4.50       14,610,000              14,445,082
U.S. Treasury
    05-31-08                    4.88        8,870,000               8,875,544
    08-15-09                    4.88       14,765,000              14,831,900
    07-31-11                    4.88        1,735,000               1,747,877
    08-15-23                    6.25       32,723,000(n)           37,521,534
    02-15-26                    6.00       11,495,000              12,983,062
U.S. Treasury Inflation-Indexed Bond
    01-15-07                    3.38       12,805,700(r)           12,800,993
                                                              ---------------
Total                                                             175,253,272
-----------------------------------------------------------------------------

ASSET-BACKED (1.0%)
Capital Auto Receivables Asset Trust
  Series 2004-1 Cl CTFS
    09-15-10                    2.84        1,000,000                 977,188
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl A4B
    03-20-10                    5.44        2,325,000(d)            2,325,000
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl D
    04-20-11                    6.33          625,000(d)              626,221
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
    03-10-10                    3.10        2,450,000               2,375,005
College Loan Corporation Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-1 Cl AIO
    07-25-08                    5.62        3,925,000(k)              710,026
Countrywide Asset-backed Ctfs
  Series 2005-10 Cl AF6
    02-25-36                    4.92        1,365,000               1,320,217
Countrywide Asset-backed Ctfs
  Series 2006-4 Cl 1A1M
    07-25-36                    5.58        1,091,467(m)            1,092,591
Dunkin Securitization
  Series 2006-1 Cl A2 (AMBAC)
    06-20-31                    5.78        1,475,000(d,g)          1,492,100

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
ASSET-BACKED (CONT.)
Ford Credit Floorplan Master Owner Trust
  Series 2006-3 Cl A
    06-15-11                    5.51%    $  2,500,000(m)      $     2,506,640
Hertz Vehicle Financing LLC
  Series 2004-1A Cl A3 (MBIA)
    05-25-09                    2.85          600,000(d,g)            579,531
Metris Master Trust
  Series 2004-2 Cl D
    10-20-10                    8.56          450,000(d,m)            451,224
Metris Master Trust
  Series 2005-1A Cl D
    03-21-11                    7.23          400,000(d,m)            400,457
Natl Collegiate Student Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-2 Cl AIO
    08-25-11                    5.89        2,325,000(k)              589,176
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
    06-25-35                    4.49          925,000                 910,987
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
    02-25-36                    5.57        1,220,000               1,215,828
Residential Asset Securities
  Series 2006-KS1 Cl A2
    02-25-36                    5.46        2,595,000(m)            2,594,594
                                                              ---------------
Total                                                              20,166,785
-----------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (4.6%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
    11-10-42                    5.04        1,250,000               1,235,074
Banc of America Commercial Mtge
  Series 2005-4 Cl A5A
    07-10-45                    4.93        2,575,000               2,477,227
Banc of America Commercial Mtge
  Series 2005-4 Cl ASB
    07-10-45                    4.87        1,000,000                 972,295
Banc of America Commercial Mtge
  Series 2006-2 Cl AAB
    05-10-45                    5.91        1,350,000               1,379,340
Banc of America Commercial Mtge
  Series 2006-4 Cl AAB
    07-10-15                    5.60        1,350,000               1,356,823
Banc of America Large Loan
  Series 2006-LAQ Cl E
    02-09-21                    5.75          900,000(d,m)            903,841
Banc of America Large Loan
  Series 2006-LAQ Cl F
    02-09-21                    5.81        1,000,000(d,m)          1,003,471
Banc of America Large Loan
  Series 2006-LAQ Cl G
    02-09-21                    5.90          700,000(d,m)            701,319
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
    03-13-40                    4.00        2,904,146               2,798,987

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
    12-11-40                    5.41%    $  2,100,000         $     2,091,185
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
    10-12-42                    5.30          800,000                 770,440
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
    11-15-30                    5.68        3,025,000               3,075,278
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
    09-20-51                    4.15        2,116,655(d)            2,074,104
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
    07-15-44                    5.40          775,000                 770,316
Commercial Mtge Pass-Through Ctfs
  Series 2006-CN2A Cl BFL
    02-05-19                    5.72          600,000(d,m)            603,337
Credit Suisse Mtge Capital Ctfs
  Series 2006-C2 Cl A3
    03-15-39                    5.85        1,350,000               1,373,806
CS First Boston Mtge Securities
  Series 2005-C5 Cl A4
    08-15-38                    5.10        5,175,000               5,043,003
Federal Natl Mtge Assn #745629
    01-01-18                    5.08          873,756                 855,014
Federal Natl Mtge Assn
  Series 2002-M2 Cl C
    08-25-12                    4.72          320,000                 310,861
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
    03-10-40                    4.12        2,050,000               1,979,050
General Electric Capital Assurance
  Series 2003-1 Cl A3
    05-12-35                    4.77        2,650,000(d)            2,596,385
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
    06-10-36                    4.88          775,000                 762,410
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl A4
    07-10-38                    6.11        3,925,000               4,071,329
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl AAB
    07-10-38                    6.11        1,350,000               1,394,571
GS Mtge Securities II
  Series 2004-GG2 Cl A4
    08-10-38                    4.96        1,500,000               1,479,522
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
    10-12-37                    4.37        1,524,587               1,494,718
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
    07-12-37                    5.26        2,825,000               2,804,637
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
    10-15-37                    4.13        1,533,337               1,478,317

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

134   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Balanced Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
    03-12-39                    3.97%    $  1,052,107         $     1,018,401
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A2
    03-12-39                    4.77        1,675,000               1,620,808
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
    01-12-37                    4.18        1,000,000                 970,147
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
    07-15-42                    4.33        2,257,973               2,216,878
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP5 Cl A4
    12-15-44                    5.34        2,125,000               2,097,323
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl A4
    04-15-43                    5.48        1,150,000               1,148,713
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl ASB
    04-15-43                    5.49        1,800,000               1,803,214
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
    06-15-26                    5.39        2,500,000               2,512,109
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A5
    09-15-31                    4.85        1,000,000                 976,615
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
    03-15-29                    3.97        1,250,000               1,171,925
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
    12-15-29                    4.20        2,000,000               1,938,680
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl AAB
    09-15-30                    4.93        1,975,000               1,927,324
LB-UBS Commercial Mtge Trust
  Series 2006-C4 Cl AAB
    06-15-32                    6.07        1,075,000               1,108,852
Merrill Lynch Mtge Trust
  Series 2006-C1 Cl A4
    05-12-39                    5.84        3,075,000               3,135,442
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
    05-15-40                    3.27        1,413,701               1,353,808
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
    06-13-41                    4.34        1,175,000               1,145,683
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
    04-14-40                    4.59        1,250,000               1,205,475
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
    09-15-42                    5.23        1,550,000               1,523,091
Morgan Stanley Capital I
  Series 2005-T19 Cl AAB
    06-12-47                    4.85        2,425,000               2,359,662

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
  Series 2006-T23 Cl AAB
    08-12-41                    5.97%    $    850,000         $       873,574
Morgan Stanley Capital I
  Series 2006-XLF Cl A2
    07-15-19                    5.53        1,600,000(d,m)          1,600,000
Morgan Stanley Dean Witter Capital I
  Series 2002-TOP7 Cl A2
    01-15-39                    5.98        3,225,000               3,320,400
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
    02-11-36                    3.67        1,472,990               1,410,952
Wachovia Bank Commercial Mtge Trust
  Series 2003-C4 Cl A2
    04-15-35                    4.57        2,600,000               2,523,514
Wachovia Bank Commercial Mtge Trust
  Series 2005-C20 Cl A5
    07-15-42                    5.09        1,250,000               1,236,465
Wachovia Bank Commercial Mtge Trust
  Series 2006-C24 Cl APB
    03-15-45                    5.58        1,100,000               1,110,884
Wachovia Bank Commercial Mtge Trust
  Series 2006-C25 Cl APB2
    05-15-43                    5.95        1,100,000               1,124,914
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl A3
    07-15-45                    5.77          725,000                 724,572
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl APB
    07-15-45                    5.73        1,250,000               1,250,150
                                                              ---------------
Total                                                              94,266,235
-----------------------------------------------------------------------------

MORTGAGE-BACKED (15.7%)(f,q)
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2005-12 Cl 2A1
    03-25-36                    5.73        2,510,455(i)            2,513,311
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl 2A1
    03-25-36                    5.98        2,837,831(i)            2,877,079
Banc of America Funding
  Collateralized Mtge Obligation
  Series 2006-A Cl 3A2
    02-20-36                    5.93        1,982,635(i)            2,000,657
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 1A1
    01-25-34                    6.00        1,599,379               1,586,376
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 4A1
    01-25-19                    4.75        1,145,441               1,102,846
ChaseFlex Trust
  Collateralized Mtge Obligation
  Series 2005-2 Cl 2A2
    06-25-35                    6.50        2,462,011               2,489,709

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11T1 Cl A1
    07-25-18                    4.75%    $  1,189,271         $     1,145,045
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 2A3
    11-25-35                    5.50        1,764,946               1,761,507
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 3A7
    11-25-35                    5.50        1,783,305               1,779,836
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-64CB Cl 1A1
    12-25-35                    5.50        3,097,911               3,098,423
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
    04-25-35                    7.50        1,706,707               1,769,753
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-85CB Cl 2A2
    02-25-36                    5.50        1,142,535               1,139,411
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-22R Cl 1A2
    05-25-36                    6.00        2,500,000               2,530,136
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
    03-25-36                    6.00        3,044,627               3,035,359
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
    06-25-35                    7.00        2,131,951(d)            2,196,454
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-HYB1 Cl 1A1
    03-20-36                    5.40        1,766,195(i)            1,763,599
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-12 Cl 3A1
    01-25-36                    7.00        2,862,741               2,920,824
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
    08-19-45                    6.38       18,239,948(k)              239,399
Federal Home Loan Mtge Corp
    09-01-36                    6.00        7,500,000(j)            7,509,374
    09-01-36                    6.50        9,000,000(j)            9,140,624
Federal Home Loan Mtge Corp #A27373
    10-01-34                    6.50          655,447                 666,433
Federal Home Loan Mtge Corp #A28602
    11-01-34                    6.50        1,192,811               1,212,804

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   135

RiverSource VP - Balanced Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #B11835
    01-01-19                    5.50%    $    567,400            $    566,066
Federal Home Loan Mtge Corp #C53878
    12-01-30                    5.50        2,552,037               2,520,225
Federal Home Loan Mtge Corp #C65869
    04-01-32                    6.00        1,523,909               1,532,703
Federal Home Loan Mtge Corp #C66871
    05-01-32                    6.50        4,097,381               4,184,760
Federal Home Loan Mtge Corp #C71514
    07-01-32                    6.50          184,348                 187,840
Federal Home Loan Mtge Corp #C77689
    03-01-33                    6.50          386,252                 395,095
Federal Home Loan Mtge Corp #C90598
    10-01-22                    6.50          485,791                 496,971
Federal Home Loan Mtge Corp #C90767
    12-01-23                    6.00        2,667,643               2,695,464
Federal Home Loan Mtge Corp #D32310
    11-01-22                    8.00           21,009                  22,010
Federal Home Loan Mtge Corp #D55755
    08-01-24                    8.00           70,148                  74,057
Federal Home Loan Mtge Corp #D96300
    10-01-23                    5.50          377,494                 374,667
Federal Home Loan Mtge Corp #D96348
    10-01-23                    5.50        5,785,002               5,741,670
Federal Home Loan Mtge Corp #E01127
    02-01-17                    6.50          352,731                 359,019
Federal Home Loan Mtge Corp #E01419
    05-01-18                    5.50        1,556,300               1,553,606
Federal Home Loan Mtge Corp #E81009
    07-01-15                    7.50          140,732                 146,749
Federal Home Loan Mtge Corp #E89496
    04-01-17                    6.00        3,235,636               3,270,504
Federal Home Loan Mtge Corp #E97591
    06-01-18                    5.50          349,091                 348,527
Federal Home Loan Mtge Corp #E98725
    08-01-18                    5.00        3,675,911               3,608,974
Federal Home Loan Mtge Corp #E99684
    10-01-18                    5.00        1,846,032               1,811,973
Federal Home Loan Mtge Corp #G01410
    04-01-32                    7.00          587,428                 604,626
Federal Home Loan Mtge Corp #G01535
    04-01-33                    6.00        2,321,424               2,339,056
Federal Home Loan Mtge Corp #G12101
    11-01-18                    5.00          181,178                 177,813
Federal Home Loan Mtge Corp #G30216
    04-01-22                    6.50        4,575,844               4,684,277
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2590 Cl BI
    02-15-14                   17.16          501,482(k)               24,975
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2718 Cl IA
    10-15-22                   14.56        2,226,456(k)              101,233

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2795 Cl IY
    07-15-17                    7.51%    $  2,163,822(k)         $    244,081
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2576 Cl KJ
    02-15-33                    5.50        2,066,366               2,074,104
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2641 Cl KC
    01-15-18                    6.50        1,131,920               1,164,727
Federal Natl Mtge Assn
    09-01-21                    5.50        1,250,000(j)            1,245,313
    09-01-21                    6.00        6,750,000(j)            6,823,831
    09-01-36                    5.50        6,000,000(j)            5,887,499
    09-01-36                    6.00        3,500,000(j)            3,503,283
    09-01-36                    6.50       21,700,000(j)           22,025,499
Federal Natl Mtge Assn #190899
    04-01-23                    8.50          217,498                 229,241
Federal Natl Mtge Assn #190944
    05-01-24                    6.00          860,127                 865,047
Federal Natl Mtge Assn #190988
    06-01-24                    9.00          132,398                 140,995
Federal Natl Mtge Assn #250322
    08-01-25                    7.50           18,307                  19,015
Federal Natl Mtge Assn #250384
    11-01-25                    7.50          212,057                 220,257
Federal Natl Mtge Assn #250495
    03-01-26                    7.00          288,335                 297,478
Federal Natl Mtge Assn #252381
    04-01-14                    5.50        4,221,391               4,219,213
Federal Natl Mtge Assn #254259
    04-01-17                    5.50          694,184                 693,323
Federal Natl Mtge Assn #254494
    08-01-22                    7.00          264,665                 273,301
Federal Natl Mtge Assn #254675
    01-01-23                    6.50          371,359                 379,685
Federal Natl Mtge Assn #254708
    02-01-23                    7.00          122,989                 127,003
Federal Natl Mtge Assn #254916
    09-01-23                    5.50        2,622,910               2,601,189
Federal Natl Mtge Assn #304279
    02-01-25                    8.50          111,153                 119,410
Federal Natl Mtge Assn #309341
    05-01-25                    8.50           27,535                  29,580
Federal Natl Mtge Assn #313049
    08-01-11                    8.50          265,457                 271,320
Federal Natl Mtge Assn #323606
    03-01-29                    6.50           59,073                  60,313
Federal Natl Mtge Assn #433310
    08-01-28                    6.50          624,998                 638,123
Federal Natl Mtge Assn #440730
    12-01-28                    6.00          230,350                 232,369
Federal Natl Mtge Assn #505122
    07-01-29                    7.00          892,932                 920,180

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #50553
    04-01-22                    8.00%    $    107,336            $    113,498
Federal Natl Mtge Assn #510587
    08-01-29                    7.00          254,559                 262,327
Federal Natl Mtge Assn #540041
    02-01-29                    7.00          659,369                 680,277
Federal Natl Mtge Assn #545489
    03-01-32                    6.50          237,767                 242,296
Federal Natl Mtge Assn #545684
    05-01-32                    7.50          180,817                 187,175
Federal Natl Mtge Assn #545885
    08-01-32                    6.50          329,517                 336,210
Federal Natl Mtge Assn #555375
    04-01-33                    6.00        4,477,159               4,507,231
Federal Natl Mtge Assn #555376
    04-01-18                    4.50        1,021,319                 983,837
Federal Natl Mtge Assn #555458
    05-01-33                    5.50        1,782,047               1,754,763
Federal Natl Mtge Assn #555734
    07-01-23                    5.00        1,753,369               1,701,924
Federal Natl Mtge Assn #555740
    08-01-18                    4.50        2,729,811               2,633,948
Federal Natl Mtge Assn #615135
    11-01-16                    6.00          171,595                 173,680
Federal Natl Mtge Assn #642346
    05-01-32                    7.00        1,056,285               1,086,465
Federal Natl Mtge Assn #643381
    06-01-17                    6.00          178,627                 180,738
Federal Natl Mtge Assn #645277
    05-01-32                    7.00          143,846                 147,956
Federal Natl Mtge Assn #645569
    06-01-32                    7.00          881,592                 906,780
Federal Natl Mtge Assn #646446
    06-01-17                    6.50          195,389                 198,895
Federal Natl Mtge Assn #650105
    08-01-17                    6.50          911,139                 927,486
Federal Natl Mtge Assn #662197
    09-01-32                    6.50          375,087                 381,968
Federal Natl Mtge Assn #667604
    10-01-32                    5.50          423,944                 417,552
Federal Natl Mtge Assn #670387
    08-01-32                    7.00          291,951                 300,667
Federal Natl Mtge Assn #670711
    10-01-32                    7.00          372,641                 383,288
Federal Natl Mtge Assn #673179
    02-01-18                    6.00          426,689                 431,731
Federal Natl Mtge Assn #676511
    12-01-32                    7.00          289,719                 297,996
Federal Natl Mtge Assn #678397
    12-01-32                    7.00        1,152,878               1,185,818
Federal Natl Mtge Assn #684601
    03-01-33                    6.00        3,439,516               3,465,233
Federal Natl Mtge Assn #687736
    02-01-33                    5.50        1,240,166               1,220,995
Federal Natl Mtge Assn #687887
    03-01-33                    5.50        1,833,769               1,808,290

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

136   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Balanced Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #688002
    03-01-33                    5.50%    $  2,000,702             $ 1,973,206
Federal Natl Mtge Assn #688034
    03-01-33                    5.50        1,756,849               1,732,754
Federal Natl Mtge Assn #689093
    07-01-28                    5.50          955,548                 942,976
Federal Natl Mtge Assn #694546
    03-01-33                    5.50          872,408                 858,921
Federal Natl Mtge Assn #694795
    04-01-33                    5.50        3,687,538               3,636,708
Federal Natl Mtge Assn #701937
    04-01-33                    6.00        2,000,602               2,007,756
Federal Natl Mtge Assn #703726
    02-01-33                    5.00        2,964,976               2,850,224
Federal Natl Mtge Assn #703818
    05-01-33                    6.00        1,811,816               1,820,882
Federal Natl Mtge Assn #709901
    06-01-18                    5.00        1,828,599               1,796,400
Federal Natl Mtge Assn #710823
    05-01-33                    5.50        2,105,952               2,077,275
Federal Natl Mtge Assn #720006
    07-01-33                    5.50        2,201,103               2,167,077
Federal Natl Mtge Assn #720070
    07-01-23                    5.50        2,584,703               2,563,298
Federal Natl Mtge Assn #720378
    06-01-18                    4.50        2,565,043               2,470,906
Federal Natl Mtge Assn #725232
    03-01-34                    5.00        6,735,704               6,477,932
Federal Natl Mtge Assn #725284
    11-01-18                    7.00          216,227                 220,914
Federal Natl Mtge Assn #725425
    04-01-34                    5.50        7,071,245               6,962,787
Federal Natl Mtge Assn #725431
    08-01-15                    5.50          141,870                 141,979
Federal Natl Mtge Assn #725684
    05-01-18                    6.00        3,167,859               3,209,685
Federal Natl Mtge Assn #725737
    08-01-34                    4.53        5,400,371(i)            5,353,010
Federal Natl Mtge Assn #725773
    09-01-34                    5.50        7,887,536               7,757,737
Federal Natl Mtge Assn #726940
    08-01-23                    5.50          332,683                 327,986
Federal Natl Mtge Assn #730231
    08-01-23                    5.50        2,374,106               2,354,445
Federal Natl Mtge Assn #735057
    01-01-19                    4.50        2,281,930               2,198,183
Federal Natl Mtge Assn #737330
    09-01-18                    5.50        1,692,083               1,689,870
Federal Natl Mtge Assn #737374
    09-01-18                    5.50        2,243,500               2,240,537
Federal Natl Mtge Assn #747642
    11-01-28                    5.50          390,084                 384,952
Federal Natl Mtge Assn #747784
    10-01-18                    4.50          780,380                 751,740
Federal Natl Mtge Assn #753074
    12-01-28                    5.50        1,892,969               1,868,064

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #753206
    01-01-34                    6.00%    $  1,461,054            $  1,466,279
Federal Natl Mtge Assn #755056
    12-01-23                    5.50        1,954,564               1,938,378
Federal Natl Mtge Assn #755598
    11-01-28                    5.00          639,234                 614,494
Federal Natl Mtge Assn #761031
    01-01-34                    5.00          496,456                 476,914
Federal Natl Mtge Assn #765760
    02-01-19                    5.00        4,008,440               3,936,219
Federal Natl Mtge Assn #766641
    03-01-34                    5.00        2,169,901               2,084,035
Federal Natl Mtge Assn #768117
    08-01-34                    5.43          953,165(i)              937,235
Federal Natl Mtge Assn #815264
    05-01-35                    5.25        3,521,764(i)            3,496,852
Federal Natl Mtge Assn #845070
    12-01-35                    5.10        1,944,381(i)            1,930,658
Federal Natl Mtge Assn #872916
    06-01-36                    6.50        4,040,479(i)            4,102,180
Federal Natl Mtge Assn #886054
    07-01-36                    7.00        2,778,924(i)            2,853,116
Federal Natl Mtge Assn #886461
    08-01-36                    6.20        2,090,266(i)            2,111,817
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-24 Cl PI
    12-25-12                   20.00          335,550(k)               10,401
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-71 Cl IM
    12-25-31                   10.63        1,839,779(k)              342,307
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2004-84 Cl GI
    12-25-22                    9.25          886,403(k)              133,727
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 367 Cl 2
    01-25-36                    9.07        4,315,038(k)            1,090,323
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-133 Cl GB
    12-25-26                    8.00          808,109                 858,445
Govt Natl Mtge Assn #604708
    10-15-33                    5.50        1,865,916               1,850,162
Govt Natl Mtge Assn #619592
    09-15-33                    5.00        2,492,014               2,415,947
Govt Natl Mtge Assn #780394
    12-15-08                    7.00          562,690                 567,910

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
    01-20-32                   16.24%    $    144,994(k)         $     16,170
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-16 Cl 3A1B
    01-19-36                    5.67        3,011,019(i)            3,014,004
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-5 Cl 2A1B
    07-19-46                    5.56        1,379,610(i)            1,379,365
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
    04-25-35                    4.50       41,921,352(k)              425,764
IndyMac Index Nim
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl N1
    06-25-46                    6.65          921,470(d)              921,470
Lehman XS Net Interest Margin Nts
  Collateralized Mtge Obligation
  Series 2006-2N Cl A1
    02-27-46                    7.00          481,052(d)              481,352
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 4A1
    02-25-19                    5.00        1,801,978               1,751,302
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-4 Cl 2A1
    05-25-34                    6.00        2,081,243               2,055,894
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-7 Cl 8A1
    08-25-19                    5.00        3,972,186               3,845,116
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-8 Cl 7A1
    09-25-19                    5.00        1,887,865               1,828,681
Rali NIM
  Collateralized Mtge Obligation
  Series 2006-QO4 Cl N1
    04-25-46                    6.05         670,313(d)               669,894
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QS3 Cl 1A10
    03-25-36                    6.00        1,883,042               1,901,750
Sequoia Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl A2
    02-25-36                    6.17        2,710,639               2,741,053
Structured Asset Securities
  Collateralized Mtge Obligation
  Series 2003-33H Cl 1A1
    10-25-33                    5.50        3,742,154               3,645,223

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   137

RiverSource VP - Balanced Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
TBW Mtge Backed Pass Through Ctfs
  Collateralized Mtge Obligation
  Series 2006-2 Cl 6A1
    07-25-36                    7.00%    $  2,816,261            $  2,891,130
Washington Mutual Alternative Mtge Loan Trust
  Pass-Through Ctfs
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR1 Cl X2
    12-25-35                    7.10       14,987,802(k)              151,634
Washington Mutual
  Collateralized Mtge Obligation
  Series 2003-AR10 Cl A7
    10-25-33                    4.06        2,400,000(i)            2,350,564
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB2 Cl 6A
    07-25-19                    4.50          197,656                 187,397
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR14 Cl 2A1
    12-25-35                    5.30        1,433,326(i)            1,418,826
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
    12-25-45                    5.51        1,199,720(i)            1,200,246
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
    10-25-35                    5.00        4,056,120               3,826,341
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
    05-25-35                    5.50        3,519,230               3,431,249
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl 5A1
    03-25-36                    5.11        3,004,211(i,j)          2,963,484
                                                                 ------------
Total                                                             319,679,734
-----------------------------------------------------------------------------

AEROSPACE & DEFENSE (--%)
DRS Technologies
    02-01-16                    6.63          280,000                 272,300
L-3 Communications
    06-15-12                    7.63          165,000                 168,300
L-3 Communications
  Sr Sub Nts
  Series B
    10-15-15                    6.38          235,000                 226,188
                                                                 ------------
Total                                                                 666,788
-----------------------------------------------------------------------------

AUTOMOTIVE (--%)
GMAC LLC
    09-15-11                    6.88          205,000                 201,900
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
BANKING (0.6%)
Banknorth Group
  Sr Nts
    05-01-08                    3.75%    $  3,385,000            $  3,300,307
Landsbanki Islands
    08-25-11                    6.10        2,300,000(c,d)          2,304,520
Popular North America
  Sr Nts
    10-01-08                    3.88        5,285,000               5,116,334
Wells Fargo Bank
  Sub Nts
    08-26-36                    5.95        2,035,000               2,049,225
                                                                 ------------
Total                                                              12,770,386
-----------------------------------------------------------------------------

BROKERAGE (--%)
LaBranche & Co
  Sr Nts
    05-15-12                   11.00          250,000                 268,125
-----------------------------------------------------------------------------

CHEMICALS (--%)
Airgas
    10-01-11                    9.13          225,000                 234,844
Georgia Gulf
  Sr Nts
    12-15-13                    7.13           45,000                  42,525
                                                                 ------------
Total                                                                 277,369
-----------------------------------------------------------------------------

ELECTRIC (1.2%)
Aquila Canada Finance
    06-15-11                    7.75          335,000(c)              350,913
Arizona Public Service
    05-15-15                    4.65        3,435,000               3,119,618
CMS Energy
  Sr Nts
    01-15-09                    7.50          450,000                 462,375
Commonwealth Edison
  1st Mtge
    04-15-15                    4.70          445,000                 411,856
    08-15-16                    5.95          590,000                 593,006
Consumers Energy
  1st Mtge
    02-15-12                    5.00          553,000                 536,266
    02-15-17                    5.15          540,000(n)              510,203
Consumers Energy
  1st Mtge Series H
    02-17-09                    4.80        2,075,000               2,041,727
Dynegy Holdings
    05-15-18                    7.13           30,000                  26,475
Dynegy Holdings
  Sr Unsecured
    05-01-16                    8.38          110,000(d)              108,350
Edison Mission Energy
  Sr Nts
    06-15-13                    7.50          190,000(d)              190,000
Exelon
    06-15-10                    4.45        2,995,000               2,886,610
Florida Power
  1st Mtge
    07-15-11                    6.65          575,000                 604,480

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
ELECTRIC (CONT.)
IPALCO Enterprises
  Secured
    11-14-08                    8.38%    $    375,000            $    387,188
    11-14-11                    8.63          595,000                 638,138
Midwest Generation LLC
  Series B
    01-02-16                    8.56           45,079                  47,897
Northern States Power
  Sr Nts
    08-01-09                    6.88        1,455,000               1,507,585
NRG Energy
    02-01-14                    7.25          245,000                 241,938
Ohio Edison
    06-15-09                    5.65        2,015,000(d)            2,016,511
Ohio Edison
  Sr Nts
    05-01-15                    5.45          425,000                 414,083
PacifiCorp
  1st Mtge
    06-15-35                    5.25          740,000                 671,053
PSI Energy
    10-15-35                    6.12        2,570,000               2,522,547
Sierra Pacific Power
    05-15-16                    6.00          945,000(d)              937,993
Southern California Edison
  1st Mtge
    04-01-35                    5.75          525,000                 510,070
Virginia Electric & Power
  Sr Nts Series A
    03-01-13                    4.75        1,700,000               1,618,653
Xcel Energy
  Sr Nts
    07-01-08                    3.40          710,000                 684,731
                                                                 ------------
Total                                                              24,040,266
------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
    07-01-15                    9.30        1,346,903(l)            1,400,779
-----------------------------------------------------------------------------

FOOD AND BEVERAGE (0.4%)
Cadbury Schweppes US Finance LLC
    10-01-08                    3.88        1,750,000(d)            1,696,035
    10-01-13                    5.13        1,505,000(d)            1,450,609
Cott Beverages USA
    12-15-11                    8.00          460,000                 465,750
Kraft Foods
    06-01-12                    6.25          730,000                 756,184
Kraft Foods
  Sr Unsecured
    11-01-11                    5.63        4,580,000               4,607,160
                                                                 ------------
Total                                                               8,975,738
-----------------------------------------------------------------------------

GAMING (--%)
MGM MIRAGE
    10-01-09                    6.00          265,000                 258,044
MGM MIRAGE
  Sr Nts
    02-27-14                    5.88          115,000                 104,650

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

138   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Balanced Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
GAMING (CONT.)
Mohegan Tribal Gaming Authority
    02-17-15                    6.88%    $     95,000            $     90,725
Mohegan Tribal Gaming Authority
  Sr Nts
    02-15-13                    6.13          165,000                 157,369
Mohegan Tribal Gaming Authority
  Sr Sub Nts
    04-01-12                    8.00          310,000                 319,687
Pokagon Gaming Authority
  Sr Nts
    06-15-14                    10.38          60,000(d)               63,450
                                                                 ------------
Total                                                                 993,925
-----------------------------------------------------------------------------

GAS PIPELINES (0.2%)
ANR Pipeline
    03-15-10                    8.88          440,000                 461,581
Colorado Interstate Gas
  Sr Nts
    03-15-15                    5.95          160,000                 150,508
    11-15-15                    6.80          290,000                 287,409
Southern Natural Gas
    03-15-10                    8.88          290,000                 304,224
Southern Star Central
    03-01-16                    6.75          315,000(d)              309,094
Southern Star Central Gas Pipeline
    06-01-16                    6.00        1,460,000(d)            1,461,825
Transcontinental Gas Pipe Line
  Series B
    08-15-11                    7.00          400,000                 408,500
Transcontinental Gas Pipe Line
  Sr Nts
    04-15-16                    6.40          232,000(d)              225,910
Williams Companies
  Sr Nts
    07-15-19                    7.63          638,000                 647,570
                                                                 ------------
Total                                                               4,256,621
-----------------------------------------------------------------------------

HEALTH CARE (0.2%)
Cardinal Health
    07-15-08                    6.25          400,000                 405,036
    06-15-15                    4.00        2,750,000               2,421,787
    12-15-17                    5.85          550,000                 546,361
Omnicare
  Sr Sub Nts
    12-15-13                    6.75          345,000                 331,200
    12-15-15                    6.88          170,000                 162,563
Triad Hospitals
  Sr Nts
    05-15-12                    7.00          225,000                 221,063
Triad Hospitals
  Sr Sub Nts
    11-15-13                    7.00          250,000                 238,750
                                                                 ------------
Total                                                               4,326,760
-----------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.3%)
UnitedHealth Group
  Sr Unsecured
    03-15-11                    5.25        6,280,000               6,244,989
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
INDEPENDENT ENERGY (0.3%)
Devon Financing
    09-30-11                    6.88%    $  2,260,000            $  2,396,701
EXCO Resources
    01-15-11                    7.25          370,000                 359,825
Pioneer Natural Resources
    05-01-18                    6.88          715,000                 705,991
Pioneer Natural Resources
  Sr Nts
    07-15-16                    5.88          410,000                 382,450
Range Resources
    03-15-15                    6.38          110,000                 105,050
Stone Energy
  Sr Nts
    07-15-10                    8.24          225,000(d,m)            222,750
XTO Energy
    01-31-15                    5.00          720,000                 682,083
XTO Energy
  Sr Unsecured
    06-30-15                    5.30        1,780,000               1,719,087
                                                                 ------------
Total                                                               6,573,937
-----------------------------------------------------------------------------

INTEGRATED ENERGY (--%)
Denbury Resources
  Sr Sub Nts
    12-15-15                    7.50           35,000                  35,350
-----------------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Prudential Financial
    09-20-14                    5.10        1,590,000               1,536,794
-----------------------------------------------------------------------------

LODGING (--%)
ITT
    11-15-15                    7.38          185,000                 197,025
-----------------------------------------------------------------------------

MEDIA CABLE (0.1%)
Comcast
    06-15-16                    4.95        2,450,000               2,259,718
Videotron Ltee
    01-15-14                    6.88          340,000(c)              333,625
                                                                 ------------
Total                                                               2,593,343
-----------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Dex Media East LLC/Finance
    11-15-09                    9.88           75,000                  79,125
Dex Media West LLC/Finance
  Sr Nts Series B
    08-15-10                    8.50          145,000                 148,625
Gray Television
    12-15-11                    9.25          325,000                 338,000
Lamar Media
    01-01-13                    7.25          107,000                 106,198
    08-15-15                    6.63          233,000                 218,438
News America
    12-15-35                    6.40        2,390,000               2,290,224
Radio One
  Series B
    07-01-11                    8.88          350,000                 355,250
Sun Media
    02-15-13                    7.63          240,000(c)              243,600
                                                                 ------------
Total                                                               3,779,460
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
OIL FIELD SERVICES (--%)
Pride Intl
  Sr Nts
    07-15-14                    7.38%    $    225,000            $    228,938
-----------------------------------------------------------------------------

PAPER (--%)
Boise Cascade LLC
    10-15-14                    7.13           15,000                  13,950
Georgia-Pacific
    06-15-15                    7.70           95,000                  94,169
                                                                 ------------
Total                                                                 108,119
-----------------------------------------------------------------------------

PROPERTY & CASUALTY (--%)
Willis North America
    07-15-15                    5.63          385,000                 364,280
-----------------------------------------------------------------------------

RETAILERS (0.5%)
CVS
    09-15-09                    4.00        3,760,000               3,616,439
    09-15-14                    4.88        1,175,000               1,109,627
CVS
  Sr Unsecured
    08-15-11                    5.75        1,075,000               1,084,600
May Department Stores
    07-15-09                    4.80        3,635,000               3,572,954
    07-15-34                    6.70          650,000                 650,744
United Auto Group
    03-15-12                    9.63          190,000                 199,975
                                                                 ------------
Total                                                              10,234,339
-----------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.2%)
Avis Budget Car Rental LLC/Finance
  Sr Nts
    05-15-14                    7.63           40,000(d)               38,000
Erac USA Finance
    11-15-15                    5.90          105,000(d)              104,583
    11-01-16                    6.20        1,525,000(d)            1,549,516
FedEx
    08-15-09                    5.50        2,015,000               2,025,345
                                                                 ------------
Total                                                               3,717,444
-----------------------------------------------------------------------------

WIRELESS (0.4%)
American Tower
  Sr Nts
    10-15-12                    7.13           65,000                  65,813
Nextel Communications
  Sr Nts Series F
    03-15-14                    5.95        8,705,000               8,463,131
Rogers Wireless
  Secured
    03-01-14                    6.38          210,000(c)              205,800
Windstream
  Sr Nts
    08-01-16                    8.63          280,000(d)              296,100
                                                                 ------------
Total                                                               9,030,844
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   139

RiverSource VP - Balanced Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
    10-01-15
BellSouth
  Sr Unsecured
    11-15-12                    4.75%    $  1,730,000            $  1,638,815
Qwest
    03-15-12                    8.88          330,000                 357,225
Qwest
  Sr Nts
    10-01-14                    7.50          235,000(d)              239,406
Sprint Capital
    03-15-32                    8.75          965,000               1,170,128
Telecom Italia Capital
    10-01-15                    5.25        6,330,000(c)            5,916,854

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------


ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
WIRELINES (CONT.)
TELUS
    06-01-11                    8.00%    $  8,047,500(c)         $  8,849,675
Valor Telecommunications Enterprises LLC/Finance
    02-15-15                    7.75           60,000                  63,300
Verizon Pennsylvania
  Series A
    11-15-11                    5.65       10,965,000              10,922,675
                                                                 ------------
Total                                                              29,158,078
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $747,480,281)                                             $742,514,723
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (2.8%)(p)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
Bear Stearns Companies
    09-12-06                    5.27%    $ 10,000,000          $    9,982,467
Ebury Finance LLC
    09-14-06                    5.31       10,000,000               9,979,389
Park Granada LLC
    09-01-06                    5.30        1,500,000(s)            1,499,779
Park Sienna LLC
    09-01-06                    5.30       25,000,000(s)           24,996,319
Solitaire Funding LLC
    09-18-06                    5.27       10,000,000(s)            9,973,700
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $56,439,950)                                            $   56,431,654
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,916,459,597)(t)                                      $2,106,109,269
=============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2006, the value of foreign securities represented 4.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $32,840,812 or 1.6% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      MBIA  -- MBIA Insurance Corporation

(h) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(j) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $58,925,428.

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2006.

(l) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2006, is as follows:

                                              ACQUISITION
      SECURITY                                   DATES                   COST
      ------------------------------------------------------------------------
      United Artists Theatre Circuit
               9.30% 2015                12-08-95 thru 08-12-96    $1,322,773

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.


------------------------------------------------------------------------------

140   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Balanced Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(n) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

       TYPE OF SECURITY                                       NOTIONAL AMOUNT
       -----------------------------------------------------------------------
       PURCHASE CONTRACTS
       U.S. Long Bond, Dec. 2006, 20-year                        $  6,000,000
       U.S. Treasury Note, Dec. 2006, 5-year                          900,000
       U.S. Treasury Note, Dec. 2006, 10-year                      33,100,000

       SALE CONTRACTS
       U.S. Treasury Note, Dec. 2006, 2-year                       20,800,000

(o) At Aug. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(p) Cash collateral received from security lending activity is invested in short-term securities and represents 0.2% of net assets. See Note 6 to the financial statements. 2.6% of net assets is the Fund's cash equivalent position.

(q) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2006:

      SECURITY                  PRINCIPAL     SETTLEMENT     PROCEEDS
                                 AMOUNT         DATE        RECEIVABLE       VALUE
      ------------------------------------------------------------------------------
      Federal Natl Mtge Assn
         09-01-21 5.00%        $ 3,000,000     9-18-06     $ 2,911,875   $2,937,186
         09-01-36 5.00           5,000,000     9-13-06       4,743,750    4,789,060

(r) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(s) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $36,469,798 or 1.8% of net assets.

(t) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $1,926,453,516 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $  219,632,077
      Unrealized depreciation                                     (39,976,324)
      ------------------------------------------------------------------------
      Net unrealized appreciation                              $  179,655,753
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   141

INVESTMENTS IN SECURITIES

RiverSource VP - Cash Management Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (9.5%)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
AmSouth Bank
    11-10-06                    5.12%    $  6,000,000            $  6,000,000
Bank of America
    11-07-06                    5.33       15,000,000              15,000,000
Bank of New York
    02-14-07                    4.88        5,000,000               5,000,000
Canadian Imperial Bank of Commerce NY
    01-29-07                    4.69        5,000,000               5,000,000
Citibank NA
    09-07-06                    5.18        8,000,000               8,000,000
Citigroup Funding
    09-20-06                    5.34       13,000,000              13,000,000
Credit Suisse First Boston NY
    09-26-06                    5.43        5,000,000(b)            5,000,000
    03-29-07                    5.10        3,000,000               3,000,000
    06-26-07                    5.66       10,000,000              10,000,000
DEPFA Bank
    01-26-07                    5.20        5,000,000               5,000,000
Deutsche Bank
    01-16-07                    4.66        5,000,000               5,000,000
Natexis Banques Populair NY
    01-23-07                    4.69        5,000,000               5,000,000
    05-03-07                    5.23        5,000,000               5,000,000
Wells Fargo Bank
    05-03-07                    5.18        5,000,000               5,000,000
-----------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $95,000,000)                                              $ 95,000,000
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMERCIAL PAPER (87.5%)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
ASSET-BACKED (63.2%)
Amstel Funding
    09-27-06                    4.81%    $  1,739,000(c)         $  1,732,745
    09-29-06                    5.25        8,000,000(c)            7,966,338
    10-12-06                    5.30        3,513,000(c)            3,491,395
    11-03-06                    5.24       16,000,000(c)           15,852,335
Amsterdam Funding
    10-03-06                    5.13        3,500,000(c)            3,483,604
Beta Finance
    09-15-06                    4.96       10,000,000               9,979,389
    02-20-07                    5.35        2,000,000               1,949,833
Bryant Park Funding LLC
    09-15-06                    4.93       10,000,000(c)            9,979,506
    10-12-06                    5.18        1,000,000(c)              993,998
CC (USA)/Centari
    10-17-06                    5.19        5,000,000               4,966,331
CHARTA LLC
    09-12-06                    4.95       17,500,000(c)           17,471,177
    11-16-06                    5.26        3,000,000(c)            2,966,623

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COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
ASSET-BACKED (CONT.)
Chesham Finance LLC
    09-01-06                    5.28%    $  8,600,000            $  8,600,000
    09-12-06                    4.83        9,500,000               9,484,731
    09-15-06                    5.07       10,000,000               9,978,922
    02-23-07                    5.41        8,000,000               7,793,889
Cheyne Finance LLC
    09-07-06                    4.56        2,000,000               1,998,227
    10-23-06                    5.22       15,000,000              14,885,600
    11-06-06                    5.36        6,000,000               5,940,710
    11-13-06                    5.32        5,000,000               4,945,909
    11-16-06                    5.28        4,000,000               3,955,329
    04-20-07                    5.29        7,000,000(b)            6,999,326
Citibank Credit Card Dakota Nts
    09-11-06                    4.77       15,000,000(c)           14,978,167
    10-16-06                    5.31        4,000,000(c)            3,973,050
Cullinan Finance
    10-05-06                    5.27        9,000,000               8,954,100
    10-12-06                    5.30       11,000,000              10,932,350
    03-15-07                    5.29        3,000,000(b)            2,999,670
Deer Valley Funding LLC
    09-14-06                    4.91        5,000,000               4,990,467
    09-21-06                    5.03       10,000,000               9,970,722
    09-22-06                    5.05        5,000,000               4,984,629
    09-25-06                    5.09        2,954,000               2,943,602
    11-09-06                    5.28        7,000,000               6,928,892
    11-17-06                    5.29       10,000,000               9,886,639
Ebury Finance LLC
    09-05-06                    4.30       10,000,000               9,994,033
    09-20-06                    5.05       13,000,000              12,963,636
    12-05-06                    5.37        7,000,000               6,901,174
    01-16-07                    5.50        7,000,000               6,855,351
Emerald Ctfs MBNA MCCT
    10-17-06                    5.22        8,000,000(c)            7,945,822
    10-19-06                    5.21        3,000,000(c)            2,978,880
    10-25-06                    5.34       12,000,000(c)           11,902,980
    11-14-06                    5.29        8,000,000(c)            7,912,844
    11-29-06                    5.30        8,000,000(c)            7,895,376
Fairway Finance
    10-12-06                    5.28        4,000,000(b)            3,999,910
FCAR Owner Trust 1
    10-06-06                    5.20       14,000,000              13,927,589
Five Finance
    09-25-06                    5.07       11,000,000              10,961,427
    10-04-06                    5.25        2,250,000               2,238,904
    10-06-06                    5.24        5,300,000               5,272,381
    10-10-06                    5.30        2,000,000               1,988,300
Galaxy Funding
    09-07-06                    4.46       10,800,000(c)           10,790,649
    11-08-06                    5.26        5,000,000(c)            4,950,133
    11-21-06                    5.27        7,500,000(c)            7,411,069

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COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
ASSET-BACKED (CONT.)
Gemini Securitization
    10-03-06                    5.13%    $  4,000,000(c)         $  3,981,262
    10-12-06                    5.30        5,600,000(c)            5,565,560
    10-16-06                    5.20        9,000,000(c)            8,940,600
    11-06-06                    5.35        7,300,000(c)            7,227,998
Grampian Funding LLC
    09-08-06                    4.28        5,000,000(c)            4,995,246
    09-21-06                    5.02        6,000,000(c)            5,982,467
    10-10-06                    4.95        1,000,000(c)              994,529
    11-01-06                    5.05        4,000,000(c)            3,965,501
    11-03-06                    5.33        8,000,000(c)            7,924,960
    11-15-06                    5.27       10,000,000(c)            9,889,896
    12-11-06                    5.30        5,000,000(c)            4,926,074
Jupiter Securitization
    11-22-06                    5.27        5,000,000(c)            4,939,981
K2 (USA) LLC
    09-13-06                    4.85        2,000,000               1,996,500
    10-16-06                    5.28        7,400,000               7,350,420
    10-30-06                    5.06        5,000,000               4,958,208
    10-31-06                    5.05        3,176,000               3,149,057
Nieuw Amsterdam
    09-15-06                    4.96        1,000,000(c)              997,939
    09-22-06                    5.09        5,000,000(c)            4,984,483
    11-27-06                    5.29        8,000,000(c)            7,897,920
    12-11-06                    5.33        1,581,000(c)            1,557,491
    01-30-07                    5.43        4,641,000(c)            4,537,049
Old Line Funding
    10-03-06                    5.13        4,000,000(c)            3,981,262
Park Granada LLC
    09-13-06                    4.88       13,000,000(c)           12,977,120
    10-02-06                    5.24        9,000,000(c)            8,958,305
    10-10-06                    5.30        8,000,000(c)            7,953,200
    01-05-07                    5.49        4,000,000(c)            3,923,980
    01-29-07                    5.46        5,000,000(c)            4,888,125
Park Sienna LLC
    09-13-06                    4.89        9,141,000(c)            9,124,881
    09-28-06                    5.12       15,000,000(c)           14,940,488
    10-31-06                    5.34        7,000,000(c)            6,937,233
Ranger Funding LLC
    09-25-06                    5.08       10,000,000(c)            9,964,867
Scaldis Capital LLC
    09-01-06                    5.10       10,000,000(c)           10,000,000
    10-06-06                    4.93        1,149,000(c)            1,143,359
    10-23-06                    5.31        2,000,000(c)            1,984,487
    10-30-06                    5.32       10,000,000(c)            9,912,156
Sedna Finance
    11-30-06                    5.28        6,000,000               5,920,950
    05-08-07                    5.31        3,000,000               3,000,000
Sheffield Receivables
    09-27-06                    5.08        5,000,000(c)            4,981,006
Solitaire Funding LLC
    11-21-06                    5.13        1,000,000(c)              988,458

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

142   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Cash Management Fund

------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
ASSET-BACKED (CONT.)
Thames Asset Global Securitization #1
    09-12-06                    4.82%    $  7,000,000(c)         $  6,988,771
    12-14-06                    5.33        9,000,000(c)            8,862,200
White Pine Finance LLC
    09-06-06                    5.36       10,000,000(b)            9,999,986
    10-03-06                    5.14        4,000,000               3,981,227
                                                                 ------------
Total                                                             632,023,865
-----------------------------------------------------------------------------

BANKING (12.2%)
ANZ Delaware
    10-05-06                    4.90        2,475,000               2,463,254
Bank of America
    10-11-06                    4.97       12,000,000              11,932,399
    10-27-06                    5.03        5,000,000               4,960,489
    11-27-06                    5.28        6,000,000               5,923,513
DekaBank Deutsche Girozentrale
    08-17-07                    5.51        4,000,000(b)            4,000,000
DEPFA Bank
    06-15-07                    5.37       10,000,000(b)           10,000,000
Irish Life & Permanent
    10-18-06                    5.02       12,000,000(c)           11,920,282
    04-04-07                    5.59        5,000,000(c)            4,837,705
    09-20-07                    5.33        5,000,000(b)            4,999,657
Natexis Banques Populair
    09-14-07                    5.31        3,000,000(b)            3,000,000
Noredea North America
    10-02-06                    4.89        3,000,000               2,987,006
Northern Rock
    07-09-07                    5.35       10,700,000(b)           10,700,000
    08-03-07                    5.43        5,000,000(b)            5,000,000

------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
BANKING (CONT.)
Skandinaviska Enskilda Banken
    09-06-07                    5.36%    $  5,000,000(b)         $  5,000,000
    09-18-07                    5.33       10,000,000(b)           10,000,000
Societe Generale North America
    10-18-06                    5.02        8,000,000               7,946,786
Wells Fargo Bank
    08-31-07                    5.38        5,000,000(b)            5,000,000
Westpac Banking
    07-11-07                    5.34       10,700,000(b)           10,700,000
                                                                 ------------
Total                                                             121,371,091
-----------------------------------------------------------------------------

BROKERAGE (6.5%)
Bear Stearns Companies
    10-13-06                    5.30       10,000,000(b)           10,000,000
    01-12-07                    5.31        7,000,000(b)            7,000,000
    09-14-07                    5.37        5,000,000(b)            5,000,000
    09-28-07                    5.37        5,000,000(b)            5,000,000
Goldman Sachs Group
    09-14-07                    5.38        5,000,000(b)            5,000,000
Lehman Brothers Holdings
    06-26-07                    5.37        5,000,000(b,c)          5,000,000
    09-22-07                    5.48        8,000,000(b)            8,000,000
Merrill Lynch & Co
    07-27-07                    5.30       15,000,000(b)           15,000,000
    09-14-07                    5.31        5,000,000(b)            5,000,000
                                                                 ------------
Total                                                              65,000,000
-----------------------------------------------------------------------------

NON CAPTIVE CONSUMER (1.8%)

SLM
    09-14-07                    5.33        7,500,000(b)            7,500,000
    09-20-07                    5.33       10,000,000(b)           10,000,000
                                                                 ------------
Total                                                              17,500,000
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
NON CAPTIVE DIVERSIFIED (1.8%)

General Electric Capital
    09-17-07                    5.29%    $ 10,000,000(b)         $ 10,000,000
General Electric Capital Services
    09-13-06                    4.87        8,000,000               7,985,947
                                                                 ------------
Total                                                              17,985,947
-----------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.5%)

HSBC Finance
    11-06-06                    5.30       10,000,000               9,902,283
    09-24-07                    5.36        5,000,000(b)            5,000,000
                                                                 ------------
Total                                                              14,902,283
-----------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)

Eli Lilly
    10-01-07                    5.37        5,000,000(b)            5,000,000
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $873,783,186)                                             $873,783,186
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
BONDS (3.2%)
-----------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
U.S. GOVERNMENT OBLIGATIONS & AGENCIES
U.S. Treasury Inflation-Indexed Bond
    01-15-07                    3.38%    $ 32,014,250(d)       $   32,059,901
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $32,059,901)                                            $   32,059,901
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,000,843,087)(e)                                      $1,000,843,087
=============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $384,253,532 or 38.5% of net assets.

(d) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e) Also represents the cost of securities for federal income tax purposes at Aug. 31, 2006.

HOW   TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   143

INVESTMENTS IN SECURITIES

RiverSource VP - Core Bond Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
BONDS (105.5%)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
SOVEREIGN (0.1%)
United Mexican States
    09-27-34                    6.75%    $     85,000(c)         $     90,185
-----------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (30.1%)
Federal Farm Credit Bank
    10-10-08                    4.25          225,000                 221,491
Federal Home Loan Bank
    01-18-08                    4.63          580,000                 576,097
    02-13-08                    5.25          375,000                 375,679
Federal Home Loan Mtge Corp
    09-15-06                    3.63          895,000                 894,324
    08-17-07                    4.00          780,000                 770,752
    06-15-08                    3.88          910,000                 891,236
    10-15-08                    5.13           85,000                  85,117
    03-15-09                    5.75          120,000                 122,030
    07-12-10                    4.13          197,000                 190,781
Federal Natl Mtge Assn
    05-15-07                    3.88        1,250,000               1,237,825
    09-15-07                    4.25          675,000                 668,304
    01-15-08                    4.63        1,200,000               1,192,140
    06-15-08                    5.25        1,555,000               1,560,349
    10-15-08                    4.50          585,000                 578,397
U.S. Treasury
    09-30-07                    4.00        1,215,000               1,202,518
    11-30-07                    4.25          810,000                 803,356
    02-15-08                    3.38           85,000(j)               83,227
    05-31-08                    4.88          220,000                 220,138
    08-15-09                    4.88          260,000                 261,178
    07-31-11                    4.88          740,000                 745,492
    11-15-18                    9.00          705,000                 970,973
    08-15-23                    6.25        1,347,000(j)            1,544,525
    02-15-26                    6.00        2,133,000               2,409,124
U.S. Treasury Inflation-Indexed Bond
    01-15-07                    3.38        1,280,570(k)            1,280,099
                                                                 ------------
Total                                                              18,885,152
-----------------------------------------------------------------------------

ASSET-BACKED (2.3%)
Capital Auto Receivables Asset Trust
  Series 2004-1 Cl CTFS
    09-15-10                    2.84           50,000                  48,859
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl A4B
    03-20-10                    5.44          200,000(d,i)            200,000
Countrywide Asset-backed Ctfs
  Series 2005-10 Cl AF6
    02-25-36                    4.92           30,000                  29,016
Countrywide Asset-backed Ctfs
  Series 2006-4 Cl 1A1M
    07-25-36                    5.58           82,896(i)               82,982
Dunkin Securitization
  Series 2006-1 Cl A2 (AMBAC)
    06-20-31                    5.78          125,000(d,e)            126,449

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
ASSET-BACKED (CONT.)

Ford Credit Floorplan Master Owner Trust
  Series 2006-3 Cl A
    06-15-11                    5.51%    $    500,000(i)         $    501,328
Franklin Auto Trust
  Series 2004-1 Cl A3 (MBIA)
    03-15-12                    4.15           25,000(e)               24,647
Natl Collegiate Student Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-2 Cl AIO
    08-25-11                    5.89          200,000(g)               50,682
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
    06-25-35                    4.49           55,000                  54,167
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
    02-25-36                    5.57           90,000                  89,692
Residential Asset Securities
  Series 2006-KS1 Cl A2
    02-25-36                    5.46          190,000(i)              189,970
WFS Financial Owner Trust
  Series 2004-1 Cl D
    08-22-11                    3.17           29,600                  29,181
                                                                 ------------
Total                                                               1,426,973
-----------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (12.7%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
    11-10-42                    5.04           75,000                  74,104
Banc of America Commercial Mtge
  Series 2005-4 Cl A5A
    07-10-45                    4.93          225,000                 216,457
Banc of America Commercial Mtge
  Series 2005-4 Cl ASB
    07-10-45                    4.87          100,000                  97,230
Banc of America Commercial Mtge
  Series 2006-2 Cl AAB
    05-10-45                    5.91          125,000                 127,717
Banc of America Commercial Mtge
  Series 2006-4 Cl AAB
    07-10-46                    5.60          125,000                 125,632
Banc of America Large Loan
  Series 2006-LAQ Cl E
    02-09-21                    5.75           75,000(d,i)             75,320
Banc of America Large Loan
  Series 2006-LAQ Cl F
    02-09-21                    5.81           75,000(d,i)             75,260
Banc of America Large Loan
  Series 2006-LAQ Cl G
    02-09-21                    5.90           50,000(d,i)             50,094
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
    07-11-42                    4.57          100,000                  96,825

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)

Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
    12-11-40                    5.41%    $     75,000            $     74,685
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
    10-12-42                    5.30          100,000                  96,305
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A1
    05-15-19                    5.25          146,454                 146,650
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
    11-15-30                    5.68          225,000                 228,740
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
    09-20-51                    4.15           94,074(d)               92,182
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
    07-15-44                    5.40           50,000                  49,698
Commercial Mtge Pass-Through Ctfs
  Series 2006-CN2A Cl BFL
    02-05-19                    5.72           50,000(d,i)             50,278
Credit Suisse Mtge Capital Ctfs
  Series 2006-C2 Cl A3
    03-15-39                    5.85          100,000                 101,763
CS First Boston Mtge Securities
  Series 2005-C5 Cl A4
    08-15-38                    5.10          450,000                 438,523
Federal Natl Mtge Assn #386768
    01-01-11                    4.23           96,244                  92,608
Federal Natl Mtge Assn #555806
    10-01-13                    5.11          183,000                 180,991
Federal Natl Mtge Assn #735029
    09-01-13                    5.28          146,012                 145,517
Federal Natl Mtge Assn #745629
    01-01-18                    5.08           74,893                  73,287
Federal Natl Mtge Assn
  Series 2002-M2 Cl C
    08-25-12                    4.72          100,000                  97,144
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
    03-10-40                    4.12           50,000                  48,270
GE Capital Commercial Mtge
  Series 2005-C1 Cl A5
    06-10-48                    4.77          100,000                  95,488
General Electric Capital Assurance
  Series 2003-1 Cl A3
    05-12-35                    4.77          175,000(d)              171,459
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
    06-10-36                    4.88           50,000                  49,188
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl A4
    07-10-38                    6.11          225,000                 233,388

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

144   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Core Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl AAB
    07-10-38                    6.11%    $    125,000         $       129,127
GS Mtge Securities II
  Series 2004-GG2 Cl A4
    08-10-38                    4.96           75,000                  73,976
GS Mtge Securities II
  Series 2006-GG6 Cl A4
    04-10-38                    5.55          125,000                 125,746
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
    10-12-37                    4.37          101,639                  99,648
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
    07-12-37                    5.26          150,000                 148,919
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
    10-15-37                    4.13           95,834                  92,395
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
    03-12-39                    3.97           43,838                  42,433
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A2
    03-12-39                    4.77          150,000                 145,147
JPMorgan Chase Commercial Mtge Securities
  Series 2004-C2 Cl A2
    05-15-41                    5.26          100,000                  99,288
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
    01-12-37                    4.18           50,000                  48,507
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
    07-15-42                    4.33          209,072                 205,267
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP5 Cl A4
    12-15-44                    5.34          250,000                 246,744
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl A4
    04-15-43                    5.48          100,000                  99,888
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl ASB
    04-15-43                    5.49          125,000                 125,223
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
    09-15-26                    4.56           60,000                  58,511
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
    03-15-29                    3.97           50,000                  46,877
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
    12-15-29                    4.20           75,000                  72,701
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl AAB
    09-15-30                    4.93          175,000                 170,776
LB-UBS Commercial Mtge Trust
  Series 2006-C3 Cl AAB
    03-15-39                    5.64          120,000                 121,471

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
  Series 2006-C4 Cl AAB
    06-15-32                    6.07%    $    200,000         $       206,298
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
    06-12-43                    4.22            1,300                   1,275
Merrill Lynch Mtge Trust
  Series 2006-C1 Cl A4
    05-12-39                    5.84          325,000                 331,388
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
    05-15-40                    3.27           66,646                  63,822
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
    06-13-41                    4.34           75,000                  73,129
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
    04-14-40                    4.59           75,000                  72,329
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
    09-15-42                    5.23          100,000                  98,264
Morgan Stanley Capital I
  Series 2005-T19 Cl AAB
    06-12-47                    4.85          175,000                 170,285
Morgan Stanley Capital I
  Series 2006-T23 Cl AAB
    08-12-41                    5.97           75,000                  77,080
Morgan Stanley Capital I
  Series 2006-XLF Cl A2
    07-15-19                    5.53          150,000(d,i)            150,000
Morgan Stanley Dean Witter Capital I
  Series 2002-TOP7 Cl A2
    01-15-39                    5.98          225,000                 231,656
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
    02-11-36                    3.67          265,957                 254,755
Wachovia Bank Commercial Mtge Trust
  Series 2003-C4 Cl A2
    04-15-35                    4.57          225,000                 218,381
Wachovia Bank Commercial Mtge Trust
  Series 2005-C20 Cl A5
    07-15-42                    5.09          100,000                  98,917
Wachovia Bank Commercial Mtge Trust
  Series 2006-C24 Cl APB
    03-15-45                    5.58          100,000                 100,989
Wachovia Bank Commercial Mtge Trust
  Series 2006-C25 Cl APB2
    05-15-43                    5.95          100,000                 102,265
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl A3
    07-15-45                    5.77           75,000                  74,956
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl APB
    07-15-45                    5.73          100,000                 100,012
                                                              ---------------
Total                                                               7,983,248
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (45.5%)(f)
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2005-12 Cl 2A1
    03-25-36                    5.73%    $    173,135(h)      $       173,332
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl 2A1
    03-25-36                    5.98          204,324(h)              207,150
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-2 Cl CB1
    05-25-36                    6.26          174,875(h)              176,692
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-2 Cl 2A2
    09-25-46                    5.62          397,497(h)              397,497
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-3 Cl 3A2
    10-25-46                    5.58          300,000(h)              300,000
Banc of America Funding
  Collateralized Mtge Obligation
  Series 2006-A Cl 3A2
    02-20-36                    5.93          135,180(h)              136,408
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 4A1
    01-25-19                    4.75           69,421                  66,839
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11T1 Cl A1
    07-25-18                    4.75           39,642                  38,168
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 2A3
    11-25-35                    5.50          119,733                 119,499
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 3A7
    11-25-35                    5.50          123,902                 123,661
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-64CB Cl 1A1
    12-25-35                    5.50          243,407                 243,448
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
    04-25-35                    7.50           93,775                  97,239
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-85CB Cl 2A2
    02-25-36                    5.50           86,833                  86,595
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-22R Cl 1A2
    05-25-36                    6.00          190,000                 192,290

See accompanying notes to investments in securities.


-----------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   145

RiverSource VP - Core Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
    03-25-36                    6.00%    $    234,202         $       233,489
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-OA8 Cl 1A2
    07-25-46                    5.55          398,732(i)              399,717
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-HYB1 Cl 6A1
    03-25-35                    5.17          295,349(h)              291,441
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
    06-25-35                    7.00          131,470(d)              135,448
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-HYB1 Cl 1A1
    03-20-36                    5.40          135,861(h)              135,661
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-OA5 Cl 2A2
    04-25-46                    5.62          267,827(h)              268,229
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-12 Cl 3A1
    01-25-36                    7.00          197,430                 201,436
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
    08-19-45                    6.38        1,255,865(g)               16,483
Federal Home Loan Mtge Corp
    09-01-36                    6.00          600,000(b)              600,750
    09-01-36                    6.50          600,000(b)              609,375
Federal Home Loan Mtge Corp #B11452
    12-01-18                    6.00          159,038                 160,750
Federal Home Loan Mtge Corp #B11835
    01-01-19                    5.50          126,089                 125,792
Federal Home Loan Mtge Corp #B12280
    02-01-19                    5.50          161,097                 160,718
Federal Home Loan Mtge Corp #C46101
    08-01-29                    6.50          303,814                 310,712
Federal Home Loan Mtge Corp #C90613
    01-01-23                    5.00           55,076                  53,510
Federal Home Loan Mtge Corp #C90683
    06-01-23                    5.00          109,707                 106,588
Federal Home Loan Mtge Corp #C90767
    12-01-23                    6.00           52,307                  52,852
Federal Home Loan Mtge Corp #D96348
    10-01-23                    5.50          165,734                 164,493
Federal Home Loan Mtge Corp #G01410
    04-01-32                    7.00           90,374                  93,019
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2795 Cl IY
    07-15-17                    7.50          233,927(g)               26,387

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2641 Cl KC
    01-15-18                    6.50%    $     58,047         $        59,730
Federal Natl Mtge Assn
    09-01-21                    5.00          550,000(b)              538,484
    09-01-21                    5.50        1,215,000(b)            1,210,444
    09-01-21                    6.00          725,000(b)              732,930
    09-01-36                    5.50        1,850,000(b)            1,815,312
    09-01-36                    6.00        1,000,000(b)            1,000,938
    09-01-36                    6.50        1,725,000(b)            1,750,875
Federal Natl Mtge Assn #252440
    05-01-29                    7.00          163,778                 168,776
Federal Natl Mtge Assn #254560
    11-01-32                    5.00           23,142                  22,264
Federal Natl Mtge Assn #255364
    09-01-34                    6.00          578,487                 580,022
Federal Natl Mtge Assn #255788
    06-01-15                    5.50          360,561                 360,397
Federal Natl Mtge Assn #323715
    05-01-29                    6.00           80,141                  80,655
Federal Natl Mtge Assn #545869
    07-01-32                    6.50           48,579                  49,551
Federal Natl Mtge Assn #545874
    08-01-32                    6.50          135,823                 138,600
Federal Natl Mtge Assn #555340
    04-01-33                    5.50          155,249                 153,112
Federal Natl Mtge Assn #615135
    11-01-16                    6.00          185,894                 188,153
Federal Natl Mtge Assn #645569
    06-01-32                    7.00          443,613                 456,288
Federal Natl Mtge Assn #650009
    09-01-31                    7.50           32,488                  33,722
Federal Natl Mtge Assn #667604
    10-01-32                    5.50          192,702                 189,796
Federal Natl Mtge Assn #677089
    01-01-33                    5.50          181,603                 178,865
Federal Natl Mtge Assn #677695
    02-01-33                    6.50          360,827                 368,885
Federal Natl Mtge Assn #683116
    02-01-33                    6.00          316,344                 317,687
Federal Natl Mtge Assn #704610
    06-01-33                    5.50          186,544                 183,660
Federal Natl Mtge Assn #720378
    06-01-18                    4.50           64,126                  61,773
Federal Natl Mtge Assn #724867
    06-01-18                    5.00          122,120                 119,990
Federal Natl Mtge Assn #725232
    03-01-34                    5.00          420,982                 404,871
Federal Natl Mtge Assn #725284
    11-01-18                    7.00           38,612                  39,449
Federal Natl Mtge Assn #725425
    04-01-34                    5.50          465,214                 458,078
Federal Natl Mtge Assn #725431
    08-01-15                    5.50           97,842                  97,917
Federal Natl Mtge Assn #725719
    07-01-33                    4.84           80,163(h)               77,792
Federal Natl Mtge Assn #725737
    08-01-34                    4.53           85,045(h)               84,299

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725773
    09-01-34                    5.50%    $    591,143         $       581,415
Federal Natl Mtge Assn #743455
    10-01-18                    5.50          195,526                 195,256
Federal Natl Mtge Assn #743579
    11-01-33                    5.50          108,251                 106,577
Federal Natl Mtge Assn #747784
    10-01-18                    4.50          220,542                 212,448
Federal Natl Mtge Assn #749745
    11-01-18                    4.50          288,527                 277,938
Federal Natl Mtge Assn #753074
    12-01-28                    5.50          147,888                 145,943
Federal Natl Mtge Assn #759330
    01-01-19                    6.50          150,019                 152,713
Federal Natl Mtge Assn #759342
    01-01-34                    6.50          105,660                 107,925
Federal Natl Mtge Assn #761031
    01-01-34                    5.00          189,082                 181,639
Federal Natl Mtge Assn #763754
    02-01-29                    5.50          165,046                 162,841
Federal Natl Mtge Assn #763798
    03-01-34                    5.50          257,218                 253,338
Federal Natl Mtge Assn #765760
    02-01-19                    5.00          142,808                 140,235
Federal Natl Mtge Assn #791447
    10-01-34                    6.00          359,938                 360,893
Federal Natl Mtge Assn #815264
    05-01-35                    5.25          335,406(h)              333,034
Federal Natl Mtge Assn #829227
    08-01-35                    6.00          444,101                 444,696
Federal Natl Mtge Assn #845070
    12-01-35                    5.10          142,272(h)              141,268
Federal Natl Mtge Assn #872916
    06-01-36                    6.50          297,708(h)              302,254
Federal Natl Mtge Assn #878661
    02-01-36                    5.50          434,685                 425,013
Federal Natl Mtge Assn #881629
    02-01-36                    5.50          415,693                 406,444
Federal Natl Mtge Assn #886291
    07-01-36                    7.00          199,826                 205,161
Federal Natl Mtge Assn #886461
    08-01-36                    6.20          199,073(h)              201,125
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 367 Cl 2
    01-25-36                    9.07          527,394(g)              133,262
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-16 Cl 3A1B
    01-19-36                    5.67          216,794(h)              217,008
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-3 Cl B1
    06-19-36                    6.49          199,954(h)              201,360
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-5 Cl 2A1B
    07-19-46                    5.56          123,180(h)              123,158

See accompanying notes to investments in securities.


-----------------------------------------------------------------------------

146   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Core Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-8 Cl 2A1B
    08-21-46                    5.58%    $    425,000(h)      $       425,000
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-9 Cl 2A1B
    10-19-46                    5.70          525,000(b)              525,000
IndyMac Index Nim
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl N1
    06-25-46                    6.65           84,829(d)               84,829
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 4A1
    02-25-19                    5.00          106,992                 103,984
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-4 Cl 2A1
    05-25-34                    6.00           84,375                  83,347
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-7 Cl 8A1
    08-25-19                    5.00           48,215                  46,673
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-8 Cl 7A1
    09-25-19                    5.00           73,315                  71,017
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2005-3 Cl 1A2
    04-25-35                    5.50          300,000                 289,926
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QO6 Cl A2
    06-25-46                    5.55          448,384(i)              448,518
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QS3 Cl 1A10
    03-25-36                    6.00          164,766                 166,403
Structured Asset Securities
  Collateralized Mtge Obligation
  Series 2003-33H Cl 1A1
    10-25-33                    5.50          145,798                 142,022
TBW Mtge Backed Pass Through Ctfs
  Collateralized Mtge Obligation
  Series 2006-2 Cl 6A1
    07-25-36                    7.00          227,118                 233,156
Washington Mutual
  Collateralized Mtge Obligation
  Series 2003-AR10 Cl A7
    10-25-33                    4.06          125,000(h)              122,425
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB2 Cl 6A
    07-25-19                    4.50          223,761                 212,148

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR14 Cl 2A1
    12-25-35                    5.30%    $    117,486(h)      $       116,297
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
    12-25-45                    5.51           86,207(h)               86,245
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR8 Cl 2AB1
    07-25-45                    5.57          217,376(h)              217,463
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
    10-25-35                    5.00          304,209                 286,976
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
    05-25-35                    5.50          197,957                 193,008
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl 5A1
    03-25-36                    5.11          266,503(b,h)            262,890
                                                              ---------------
Total                                                              28,559,254
-----------------------------------------------------------------------------

BANKING (1.3%)
Banknorth Group
  Sr Nts
    05-01-08                    3.75          155,000                 151,122
Landsbanki Islands
    08-25-11                    6.10          200,000(c,d)            200,393
Popular North America
  Sr Nts
    10-01-08                    3.88          465,000                 450,160
                                                              ---------------
Total                                                                 801,675
-----------------------------------------------------------------------------

ELECTRIC (2.7%)
Arizona Public Service
    05-15-15                    4.65          280,000                 254,292
Commonwealth Edison
  1st Mtge
    04-15-15                    4.70           40,000                  37,021
    08-15-16                    5.95           50,000                  50,255
Consumers Energy
  1st Mtge
    02-15-12                    5.00           45,000                  43,638
    02-15-17                    5.15           55,000                  51,965
Consumers Energy
  1st Mtge Series H
    02-17-09                    4.80          190,000                 186,953
Exelon
    06-15-10                    4.45          230,000                 221,676
Florida Power
  1st Mtge
    07-15-11                    6.65           45,000                  47,307
Northern States Power
  Sr Nts
    08-01-09                    6.88          120,000                 124,337

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
ELECTRIC (CONT.)
Ohio Edison
    06-15-09                    5.65%    $    155,000(d)      $       155,116
PacifiCorp
  1st Mtge
    06-15-35                    5.25           55,000                  49,876
PSI Energy
    10-15-35                    6.12          215,000                 211,030
Southern California Edison
  1st Mtge
    04-01-35                    5.75           50,000                  48,578
Virginia Electric & Power
  Sr Nts Series A
    03-01-13                    4.75          135,000                 128,540
Xcel Energy
  Sr Nts
    07-01-08                    3.40           55,000                  53,043
                                                              ---------------
Total                                                               1,663,627
-----------------------------------------------------------------------------

FOOD AND BEVERAGE (1.1%)
Cadbury Schweppes US Finance LLC
    10-01-08                    3.88          145,000(d)              140,529
    10-01-13                    5.13          125,000(d)              120,483
Kraft Foods
    06-01-12                    6.25           85,000                  88,049
Kraft Foods
  Sr Unsecured
    11-01-11                    5.63          360,000                 362,134
                                                              ---------------
Total                                                                 711,195
-----------------------------------------------------------------------------

GAS PIPELINES (0.2%)
Southern Star Central Gas Pipeline
    06-01-16                    6.00          115,000(d)              115,144
-----------------------------------------------------------------------------

HEALTH CARE (0.4%)
Cardinal Health
    07-15-08                    6.25           30,000                  30,378
    06-15-15                    4.00          188,000                 165,562
    12-15-17                    5.85           85,000                  84,438
                                                              ---------------
Total                                                                 280,378
-----------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.7%)
UnitedHealth Group
  Sr Unsecured
    03-15-11                    5.25          425,000                 422,631
-----------------------------------------------------------------------------

INDEPENDENT ENERGY (0.6%)
Devon Financing
    09-30-11                    6.88          200,000                 212,097
XTO Energy
    01-31-15                    5.00           55,000                  52,104
XTO Energy
  Sr Unsecured
    06-30-15                    5.30          145,000                 140,038
                                                              ---------------
Total                                                                 404,239
-----------------------------------------------------------------------------

LIFE INSURANCE (0.2%)
Prudential Financial
    09-20-14                    5.10          135,000                 130,483
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


-----------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   147

RiverSource VP - Core Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MEDIA CABLE (0.3%)
Comcast
    06-15-16                    4.95%    $    205,000         $       189,078
-----------------------------------------------------------------------------

MEDIA NON CABLE (0.3%)
News America
    12-15-35                    6.40          205,000                 196,442
-----------------------------------------------------------------------------

PROPERTY & CASUALTY (0.1%)
Willis North America
    07-15-15                    5.63           35,000                  33,116
-----------------------------------------------------------------------------

RETAILERS (1.3%)
CVS
    09-15-09                    4.00          210,000                 201,982
    09-15-14                    4.88          135,000                 127,489
CVS
  Sr Unsecured
    08-15-11                    5.75          125,000                 126,116
May Department Stores
    07-15-09                    4.80          305,000                 299,794
    07-15-34                    6.70           55,000                  55,063
                                                              ---------------
Total                                                                 810,444
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
TRANSPORTATION SERVICES (0.5%)
Erac USA Finance
    11-15-15                    5.90%    $     35,000(d)      $        34,861
    11-01-16                    6.20           75,000(d)               76,206
FedEx
    08-15-09                    5.50          175,000                 175,898
                                                              ---------------
Total                                                                 286,965
-----------------------------------------------------------------------------

WIRELESS (1.2%)
Nextel Communications
  Sr Nts Series F
    03-15-14                    5.95          755,000                 734,022
-----------------------------------------------------------------------------

WIRELINES (3.9%)
BellSouth
  Sr Unsecured
    11-15-12                    4.75          140,000                 132,621
Sprint Capital
    03-15-32                    8.75           80,000                  97,005
Telecom Italia Capital
    10-01-15                    5.25          555,000(c)              518,776
TELUS
    06-01-11                    8.00          665,000(c)              731,287
Verizon Pennsylvania
  Series A
    11-15-11                    5.65          975,000                 971,237
                                                              ---------------
Total                                                               2,450,926
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $66,422,268)                                           $    66,175,177
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (8.8%)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
Bear Stearns Companies
    09-12-06                    5.27%    $  1,500,000         $     1,497,370
BNP Paribas Finance
    09-01-06                    5.28        2,500,000               2,499,633
Park Sienna LLC
    09-13-06                    5.29        1,500,000(l)            1,497,140
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $5,494,949)                                            $     5,494,143
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $71,917,217)(m)                                        $    71,669,320
=============================================================================

See accompanying notes to investments in securities.


-----------------------------------------------------------------------------

148   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Core Bond Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $9,011,946.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2006, the value of foreign securities represented 2.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $2,054,051 or 3.3% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation

      MBIA --  MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2006.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                       $       700,000
      U.S. Treasury Note, Dec. 2006, 5-year                          1,900,000
      U.S. Treasury Note, Dec. 2006, 10-year                         3,600,000

      SALE CONTRACTS
      U.S. Treasury Note, Dec. 2006, 2-year                          1,400,000

(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $1,497,140 or 2.4% of net assets.

(m) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $72,030,076 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $      274,364
      Unrealized depreciation                                        (635,120)
      ------------------------------------------------------------------------
      Net unrealized depreciation                              $     (360,756)
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   149

INVESTMENTS IN SECURITIES

RiverSource VP - Diversified Bond Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
BONDS (100.6%)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
SOVEREIGN (0.1%)
United Mexican States
    09-27-34                    6.75%    $  2,645,000(c)      $     2,806,345
-----------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (25.9%)
Federal Farm Credit Bank
    10-10-08                    4.25        7,115,000               7,004,034
Federal Home Loan Bank
    01-18-08                    4.63       17,110,000              16,994,850
    02-08-08                    4.63       16,985,000              16,869,366
    02-13-08                    5.25       22,300,000              22,340,385
Federal Home Loan Mtge Corp
    09-15-06                    3.63        9,085,000               9,078,142
    08-17-07                    4.00       24,340,000              24,051,425
    06-15-08                    3.88       39,090,000              38,283,964
    10-15-08                    5.13       10,505,000              10,519,518
    03-15-09                    5.75        4,940,000               5,023,575
    07-12-10                    4.13        2,480,000               2,401,714
Federal Natl Mtge Assn
    09-15-07                    4.25       21,845,000              21,628,298
    01-15-08                    4.63       36,450,000              36,211,267
    06-15-08                    5.25       57,745,000              57,943,642
    10-15-08                    4.50        8,050,000               7,959,132
U.S. Treasury
    06-30-07                    3.63        7,900,000(j)            7,808,660
    11-30-07                    4.25       12,220,000(j)           12,119,759
    05-31-08                    4.88       28,380,000(g,j)         28,397,738
    08-15-09                    4.88        4,140,000               4,158,758
    07-31-11                    4.88       15,160,000(g)           15,272,518
    11-15-18                    9.00       37,580,000              51,757,656
    08-15-23                    6.25      110,352,000(j)          126,534,127
    02-15-26                    6.00       29,865,000(j)           33,731,114
U.S. Treasury Inflation-Indexed Bond
    01-15-07                    3.38       45,460,235(o)           45,443,526
                                                              ---------------
Total                                                             601,533,168
-----------------------------------------------------------------------------

ASSET-BACKED (2.3%)
Capital Auto Receivables Asset Trust
  Series 2004-1 Cl CTFS
    09-15-10                    2.84        2,000,000               1,954,377
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl A4B
    03-20-10                    5.44        7,475,000(b,d)          7,475,000
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl D
    04-20-11                    6.33        1,975,000(d)            1,978,857
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
    03-10-10                    3.10          300,000                 290,817
College Loan Corporation Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-1 Cl AIO
    07-25-08                    5.62        9,725,000(l)            1,759,237

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
ASSET-BACKED (CONT.)
Countrywide Asset-backed Ctfs
  Series 2005-10 Cl AF6
    02-25-36                    4.92%    $  1,020,000         $       986,536
Countrywide Asset-backed Ctfs
  Series 2006-4 Cl 1A1M
    07-25-36                    5.58        2,615,837(b)            2,618,530
Dunkin Securitization
  Series 2006-1 Cl A2 (AMBAC)
    06-20-31                    5.78        3,875,000(d,n)          3,919,923
Ford Credit Floorplan Master Owner Trust
  Series 2006-3 Cl A
    06-15-11                    5.51       16,100,000(b)           16,142,761
Hertz Vehicle Financing LLC
  Series 2004-1A Cl A3 (MBIA)
    05-25-09                    2.85        1,800,000(d,n)          1,738,592
Metris Master Trust
  Series 2004-2 Cl D
    10-20-10                    8.57          850,000(b,d)            852,312
Metris Master Trust
  Series 2005-1A Cl D
    03-21-11                    7.23          900,000(b,d)            901,028
Natl Collegiate Student Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2006-2 Cl AIO
    08-25-11                    5.89        6,200,000(l)            1,571,136
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
    06-25-35                    4.49        1,815,000               1,787,505
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
    02-25-36                    5.57        2,755,000               2,745,578
Residential Asset Securities
  Series 2006-KS1 Cl A2
    02-25-36                    5.46        5,955,000(b)            5,954,071
                                                              ---------------
Total                                                              52,676,260
-----------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (12.1%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
    11-10-42                    5.04        2,250,000               2,223,132
Banc of America Commercial Mtge
  Series 2005-4 Cl A5A
    07-10-45                    4.93        8,400,000               8,081,052
Banc of America Commercial Mtge
  Series 2005-4 Cl ASB
    07-10-45                    4.87        3,225,000               3,135,652
Banc of America Commercial Mtge
  Series 2006-2 Cl AAB
    05-10-45                    5.91        3,750,000               3,831,499
Banc of America Commercial Mtge
  Series 2006-4 Cl AAB
    07-10-15                    5.60        4,300,000               4,321,732

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Banc of America Large Loan
  Series 2006-LAQ Cl E
    02-09-21                    5.75%    $  2,175,000(b,d)    $     2,184,283
Banc of America Large Loan
  Series 2006-LAQ Cl F
    02-09-21                    5.81        2,425,000(b,d)          2,433,417
Banc of America Large Loan
  Series 2006-LAQ Cl G
    02-09-21                    5.90        1,700,000(b,d)          1,703,203
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
    03-13-40                    4.00          327,565                 315,704
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
    07-11-42                    4.57        1,790,000               1,733,168
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
    10-12-42                    5.30        1,700,000               1,637,185
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
    11-15-30                    5.68       17,400,000              17,689,203
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
    09-20-51                    4.15        3,762,942(d)            3,687,296
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
    07-15-44                    5.40        1,750,000               1,739,424
Commercial Mtge Pass-Through Ctfs
  Series 2006-CN2A Cl BFL
    02-05-19                    5.72        1,425,000(b,d)          1,432,925
Credit Suisse Mtge Capital Ctfs
  Series 2006-C2 Cl A3
    03-15-39                    5.85        6,700,000               6,818,150
CS First Boston Mtge Securities
  Series 2005-C5 Cl A4
    08-15-38                    5.10       16,950,000              16,517,664
Federal Natl Mtge Assn #385683
    02-01-13                    4.83        3,087,090               3,017,699
Federal Natl Mtge Assn #555806
    10-01-13                    5.11          963,158                 952,586
Federal Natl Mtge Assn #745629
    01-01-18                    5.08        2,845,949               2,784,904
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
    03-10-40                    4.12        5,150,000               4,971,759
GE Capital Commercial Mtge
  Series 2005-C1 Cl A5
    06-10-48                    4.77        2,200,000               2,100,734
General Electric Capital Assurance
  Series 2003-1 Cl A3
    05-12-35                    4.77        5,625,000(d)            5,511,195

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

150   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
    06-10-36                    4.88%    $  1,625,000         $     1,598,602
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl A4
    07-10-38                    6.11       14,600,000              15,144,309
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl AAB
    07-10-38                    6.11        6,025,000               6,223,917
GS Mtge Securities II
  Series 2004-GG2 Cl A4
    08-10-38                    4.96        3,000,000               2,959,043
GS Mtge Securities II
  Series 2006-GG6 Cl A4
    04-10-38                    5.55        4,975,000               5,004,699
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
    10-12-37                    4.37        3,293,108               3,228,591
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
    07-12-37                    5.26        5,975,000               5,931,931
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
    10-15-37                    4.13        1,916,672               1,847,896
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
    03-12-39                    3.97        1,841,188               1,782,202
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A2
    03-12-39                    4.77        5,425,000               5,249,483
JPMorgan Chase Commercial Mtge Securities
  Series 2004-C2 Cl A2
    05-15-41                    5.26        1,000,000                 992,882
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
    01-12-37                    4.18        1,950,000               1,891,787
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
    07-15-42                    4.33        4,348,689               4,269,543
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP5 Cl A4
    12-15-44                    5.34        4,775,000               4,712,809
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl A4
    04-15-43                    5.48        5,675,000               5,668,647
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl ASB
    04-15-43                    5.49        4,425,000               4,432,901
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
    06-15-26                    5.39        3,590,000               3,607,388
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A5
    09-15-31                    4.85        3,000,000               2,929,845

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
    03-15-29                    3.97%    $  2,200,000         $    2,062,588
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
    12-15-29                    4.20        3,700,000               3,586,558
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl AAB
    09-15-30                    4.93        5,775,000               5,635,592
LB-UBS Commercial Mtge Trust
  Series 2006-C3 Cl AAB
    03-15-39                    5.64        3,895,000               3,942,753
LB-UBS Commercial Mtge Trust
  Series 2006-C4 Cl AAB
    06-15-32                    6.07        6,725,000               6,936,772
Merrill Lynch Mtge Trust
  Series 2006-C1 Cl A4
    05-12-39                    5.84       11,275,000              11,496,621
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
    05-15-40                    3.27        2,988,968               2,862,336
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
    06-13-41                    4.34        2,625,000               2,559,504
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
    04-14-40                    4.59        2,400,000               2,314,512
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
    09-15-42                    5.23        3,475,000               3,414,672
Morgan Stanley Capital I
  Series 2005-T19 Cl AAB
    06-12-47                    4.85        6,025,000               5,862,666
Morgan Stanley Capital I
  Series 2006-T23 Cl AAB
    08-12-41                    5.97        5,500,000               5,652,539
Morgan Stanley Capital I
  Series 2006-XLF Cl A2
    07-15-19                    5.53        5,000,000(b,d)          5,000,000
Morgan Stanley Dean Witter Capital I
  Series 2002-TOP7 Cl A2
    01-15-39                    5.98        10,810,000              11,129,775
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
    02-11-36                    3.67        2,659,565               2,547,552
Wachovia Bank Commercial Mtge Trust
  Series 2003-C4 Cl A2
    04-15-35                    4.57       11,250,000              10,919,051
Wachovia Bank Commercial Mtge Trust
  Series 2005-C20 Cl A5
    07-15-42                    5.09        2,975,000               2,942,786
Wachovia Bank Commercial Mtge Trust
  Series 2006-C24 Cl APB
    03-15-45                    5.58        3,200,000               3,231,664

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
  Series 2006-C25 Cl APB2
    05-15-43                    5.95%    $  2,900,000         $     2,965,683
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl A3
    07-15-45                    5.77        4,300,000               4,297,463
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl APB
    07-15-45                    5.73        6,000,000               6,000,720
                                                              ---------------
Total                                                             281,661,848
-----------------------------------------------------------------------------

MORTGAGE-BACKED (44.7%)(f)
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2005-12 Cl 2A1
    03-25-36                    5.73        5,713,448(m)            5,719,949
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl 2A1
    03-25-36                    5.98        6,742,687(m)            6,835,939
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-2 Cl CB1
    05-25-36                    6.26        5,407,123(m)            5,463,303
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-2 Cl 2A2
    09-25-46                    5.62       13,813,015(m)           13,813,015
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-3 Cl 3A2
    10-25-46                    5.58        8,800,000(m)            8,800,000
Banc of America Funding
  Collateralized Mtge Obligation
  Series 2006-A Cl 3A2
    02-20-36                    5.93        4,596,107(m)            4,637,886
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 1A1
    01-25-34                    6.00        2,902,576               2,878,978
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 4A1
    01-25-19                    4.75        2,169,397               2,088,723
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2004-3 Cl 1A1
    04-25-34                    6.00        5,232,053               5,202,623
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11T1 Cl A1
    07-25-18                    4.75        2,150,598               2,070,623
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-14 Cl 2A2
    05-25-35                    5.57       10,302,949(b)           10,301,715

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   151

RiverSource VP - Diversified Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 2A3
    11-25-35                    5.50%    $  3,782,660         $     3,775,290
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 3A7
    11-25-35                    5.50        3,858,664               3,851,158
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-64CB Cl 1A1
    12-25-35                    5.50        7,434,987               7,436,215
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
    04-25-35                    7.50        3,259,623               3,380,034
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-85CB Cl 2A2
    02-25-36                    5.50        2,728,374               2,720,913
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-22R Cl 1A2
    05-25-36                    6.00        7,000,000               7,084,381
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
    03-25-36                    6.00        7,026,062               7,004,675
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-OA8 Cl 1A2
    07-25-46                    5.55       12,958,775(b)           12,990,812
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
    06-25-35                    7.00        4,263,902(d)            4,392,908
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-HYB1 Cl 1A1
    03-20-36                    5.40        3,962,617(m)            3,956,792
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-HYB5 Cl 2A2
    09-20-36                    5.96       11,163,322(m)           11,211,289
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-OA5 Cl 2A2
    04-25-46                    5.62        8,716,553(m)            8,729,624
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2003-29 Cl 8A1
    11-25-18                    6.00        1,935,148               1,934,047
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-12 Cl 3A1
    01-25-36                    7.00        6,337,515               6,466,099

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
    08-19-45                    6.38%    $ 39,410,248(l)      $       517,260
Federal Home Loan Mtge Corp
    09-01-36                    6.00       20,400,000(e)           20,425,500
    09-01-36                    6.50       45,175,000(e)           45,880,860
Federal Home Loan Mtge Corp #A27373
    10-01-34                    6.50          817,068                 830,763
Federal Home Loan Mtge Corp #B11452
    12-01-18                    6.00        1,561,592               1,578,399
Federal Home Loan Mtge Corp #C00356
    08-01-24                    8.00          118,014                 124,590
Federal Home Loan Mtge Corp #C14412
    09-01-28                    6.00        1,363,152               1,373,089
Federal Home Loan Mtge Corp #C53878
    12-01-30                    5.50        1,108,921               1,095,098
Federal Home Loan Mtge Corp #C59161
    10-01-31                    6.00        3,177,719               3,196,057
Federal Home Loan Mtge Corp #C79930
    06-01-33                    5.50        2,836,499               2,794,841
Federal Home Loan Mtge Corp #C80198
    08-01-24                    8.00           66,895                  70,622
Federal Home Loan Mtge Corp #C80253
    01-01-25                    9.00           67,257                  72,889
Federal Home Loan Mtge Corp #C90767
    12-01-23                    6.00        4,655,298               4,703,849
Federal Home Loan Mtge Corp #D95319
    03-01-22                    6.00          491,249                 496,682
Federal Home Loan Mtge Corp #D96300
    10-01-23                    5.50          377,494                 374,667
Federal Home Loan Mtge Corp #E01127
    02-01-17                    6.50        3,104,036               3,159,366
Federal Home Loan Mtge Corp #E01419
    05-01-18                    5.50        1,606,369               1,603,588
Federal Home Loan Mtge Corp #E97591
    06-01-18                    5.50          348,270                 347,707
Federal Home Loan Mtge Corp #E98725
    08-01-18                    5.00        5,016,331               4,924,985
Federal Home Loan Mtge Corp #E99684
    10-01-18                    5.00        4,153,571               4,076,939
Federal Home Loan Mtge Corp #G01108
    04-01-30                    7.00        2,424,159               2,499,491
Federal Home Loan Mtge Corp #G01427
    12-01-31                    6.50          695,369                 709,087
Federal Home Loan Mtge Corp #G01535
    04-01-33                    6.00          580,356                 584,764
Federal Home Loan Mtge Corp #G10198
    05-01-07                    9.00            3,672                   3,684
Federal Home Loan Mtge Corp #G30225
    02-01-23                    6.00        5,853,064               5,917,798
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
    06-15-20                    8.00           10,374                  10,311
    03-15-22                    7.00        1,055,816               1,052,713

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2590 Cl BI
    02-15-14                   17.16%    $  1,128,335(l)      $        56,194
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2718 Cl IA
    10-15-22                   14.56        3,710,760(l)              168,721
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2576 Cl KJ
    02-15-33                    5.50        5,313,191               5,333,086
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2641 Cl KC
    01-15-18                    6.50        2,118,721               2,180,130
Federal Natl Mtge Assn
    09-01-21                    5.00        9,205,000(e)            9,012,266
    09-01-21                    5.50       15,000,000(e)           14,943,750
    09-01-21                    6.00       16,000,000(e)           16,175,008
    09-01-36                    5.50       52,800,000(e)           51,810,001
    09-01-36                    6.00       47,040,000(e)           47,084,125
    09-01-36                    6.50       53,325,000(e)           54,124,876
Federal Natl Mtge Assn #125032
    11-01-21                    8.00           26,769                  28,278
Federal Natl Mtge Assn #125474
    02-01-27                    7.50          756,799                 785,771
Federal Natl Mtge Assn #190353
    08-01-34                    5.00       12,659,444              12,158,494
Federal Natl Mtge Assn #190764
    09-01-07                    8.50           12,492                  12,484
Federal Natl Mtge Assn #190899
    04-01-23                    8.50          310,702                 327,478
Federal Natl Mtge Assn #190988
    06-01-24                    9.00          327,821                 349,107
Federal Natl Mtge Assn #253883
    08-01-16                    6.00          713,837                 722,510
Federal Natl Mtge Assn #254224
    02-01-17                    7.00        1,078,937               1,107,895
Federal Natl Mtge Assn #254560
    11-01-32                    5.00        3,402,043               3,272,916
Federal Natl Mtge Assn #254675
    01-01-23                    6.50          160,223                 163,815
Federal Natl Mtge Assn #254906
    10-01-18                    4.50        5,547,627               5,344,029
Federal Natl Mtge Assn #254916
    09-01-23                    5.50        4,618,603               4,580,354
Federal Natl Mtge Assn #255788
    06-01-15                    5.50        5,660,691               5,658,119
Federal Natl Mtge Assn #303727
    02-01-11                    6.00          101,060                 101,357
Federal Natl Mtge Assn #442411
    11-01-28                    6.50        1,377,267               1,406,188
Federal Natl Mtge Assn #445254
    12-01-13                    5.50        2,088,466               2,090,068

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

152   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #446964
    10-01-28                    6.00%    $  3,694,149         $     3,717,800
Federal Natl Mtge Assn #450370
    01-01-29                    6.50        1,874,407               1,913,767
Federal Natl Mtge Assn #484820
    04-01-14                    5.50           12,853                  12,863
Federal Natl Mtge Assn #50553
    04-01-22                    8.00           98,950                 104,631
Federal Natl Mtge Assn #510587
    08-01-29                    7.00          127,279                 131,163
Federal Natl Mtge Assn #545339
    11-01-31                    6.50          111,345                 114,041
Federal Natl Mtge Assn #545342
    04-01-13                    7.00        1,304,437               1,312,570
Federal Natl Mtge Assn #545869
    07-01-32                    6.50        1,554,533               1,585,614
Federal Natl Mtge Assn #545885
    08-01-32                    6.50        3,295,172               3,362,097
Federal Natl Mtge Assn #545910
    08-01-17                    6.00        1,807,562               1,831,050
Federal Natl Mtge Assn #555375
    04-01-33                    6.00        9,949,241              10,016,069
Federal Natl Mtge Assn #555376
    04-01-18                    4.50          222,645                 214,474
Federal Natl Mtge Assn #555458
    05-01-33                    5.50       12,092,458              11,907,323
Federal Natl Mtge Assn #555734
    07-01-23                    5.00        3,471,671               3,369,810
Federal Natl Mtge Assn #555740
    08-01-18                    4.50        2,014,861               1,944,105
Federal Natl Mtge Assn #576603
    03-01-15                    6.00        3,402,846               3,445,111
Federal Natl Mtge Assn #606882
    10-01-31                    7.00          543,909                 559,629
Federal Natl Mtge Assn #609621
    11-01-31                    7.00        2,598,010               2,673,096
Federal Natl Mtge Assn #617746
    08-01-32                    6.50          227,341                 231,512
Federal Natl Mtge Assn #626720
    01-01-17                    6.00          187,684                 189,964
Federal Natl Mtge Assn #630599
    05-01-32                    7.00        3,446,834               3,545,316
Federal Natl Mtge Assn #634367
    03-01-17                    6.50        1,140,762               1,160,233
Federal Natl Mtge Assn #646938
    06-01-32                    7.00        1,649,635               1,696,768
Federal Natl Mtge Assn #647549
    08-01-17                    6.00        1,547,787               1,566,078
Federal Natl Mtge Assn #650159
    10-01-32                    6.50        2,535,569               2,588,636
Federal Natl Mtge Assn #652600
    02-01-18                    5.50        6,661,413               6,653,145
Federal Natl Mtge Assn #667604
    10-01-32                    5.50        6,258,235               6,163,866
Federal Natl Mtge Assn #667721
    03-01-33                    6.00        2,126,301               2,137,985
Federal Natl Mtge Assn #667787
    02-01-18                    5.50          880,589                 879,120

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #669925
    09-01-17                    6.50%    $  2,455,859         $     2,506,856
Federal Natl Mtge Assn #670382
    09-01-32                    6.00        6,216,765               6,243,151
Federal Natl Mtge Assn #670387
    08-01-32                    7.00          859,696                 885,364
Federal Natl Mtge Assn #672289
    12-01-17                    5.50          528,034                 527,541
Federal Natl Mtge Assn #678028
    09-01-17                    6.00          547,131                 553,597
Federal Natl Mtge Assn #683116
    02-01-33                    6.00          316,344                 317,687
Federal Natl Mtge Assn #684585
    02-01-33                    5.50          570,762                 562,546
Federal Natl Mtge Assn #684586
    03-01-33                    6.00        1,828,389               1,837,576
Federal Natl Mtge Assn #684601
    03-01-33                    6.00        1,259,277               1,268,692
Federal Natl Mtge Assn #687051
    01-01-33                    6.00        5,838,167               5,839,565
Federal Natl Mtge Assn #687736
    02-01-33                    5.50        2,757,094               2,714,472
Federal Natl Mtge Assn #688691
    03-01-33                    5.50          584,433                 575,398
Federal Natl Mtge Assn #689093
    07-01-28                    5.50        1,672,209               1,650,209
Federal Natl Mtge Assn #694316
    03-01-18                    5.50        1,838,868               1,836,899
Federal Natl Mtge Assn #694546
    03-01-33                    5.50        1,958,873               1,928,591
Federal Natl Mtge Assn #694628
    04-01-33                    5.50        2,446,589               2,413,142
Federal Natl Mtge Assn #694795
    04-01-33                    5.50        3,134,407               3,091,201
Federal Natl Mtge Assn #694988
    03-01-33                    5.50        6,300,985               6,208,156
Federal Natl Mtge Assn #695202
    03-01-33                    6.50        2,233,152               2,272,131
Federal Natl Mtge Assn #695220
    04-01-33                    5.50          171,544                 168,892
Federal Natl Mtge Assn #705096
    06-01-18                    5.00          501,100                 492,251
Federal Natl Mtge Assn #709901
    06-01-18                    5.00        2,986,712               2,934,120
Federal Natl Mtge Assn #711501
    05-01-33                    5.50        1,538,656               1,517,925
Federal Natl Mtge Assn #720006
    07-01-33                    5.50        4,289,329               4,223,021
Federal Natl Mtge Assn #720378
    06-01-18                    4.50        3,737,375               3,600,213
Federal Natl Mtge Assn #723687
    08-01-28                    5.50        2,340,111               2,309,323
Federal Natl Mtge Assn #725232
    03-01-34                    5.00       13,050,426              12,550,995
Federal Natl Mtge Assn #725284
    11-01-18                    7.00          123,558                 126,237
Federal Natl Mtge Assn #725425
    04-01-34                    5.50       15,817,259              15,574,658

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725684
    05-01-18                    6.00%    $  5,559,282         $     5,632,682
Federal Natl Mtge Assn #725719
    07-01-33                    4.84        3,406,911(m)            3,306,135
Federal Natl Mtge Assn #725737
    08-01-34                    4.53        3,189,196(m)            3,161,226
Federal Natl Mtge Assn #725773
    09-01-34                    5.50       19,592,166              19,269,756
Federal Natl Mtge Assn #725813
    12-01-33                    6.50        7,949,751               8,088,509
Federal Natl Mtge Assn #726940
    08-01-23                    5.50           66,537                  65,597
Federal Natl Mtge Assn #730153
    08-01-33                    5.50          646,217                 636,227
Federal Natl Mtge Assn #730231
    08-01-23                    5.50        6,991,298               6,933,400
Federal Natl Mtge Assn #731075
    07-01-18                    5.50          153,710                 153,519
Federal Natl Mtge Assn #731417
    09-01-18                    5.50        1,827,274               1,825,192
Federal Natl Mtge Assn #732094
    08-01-18                    5.50          114,367                 114,264
Federal Natl Mtge Assn #735057
    01-01-19                    4.50        4,651,479               4,480,770
Federal Natl Mtge Assn #737330
    09-01-18                    5.50        1,411,387               1,409,541
Federal Natl Mtge Assn #742840
    10-01-18                    5.50        1,299,327               1,297,620
Federal Natl Mtge Assn #743262
    10-01-18                    5.00        2,962,170               2,909,198
Federal Natl Mtge Assn #743455
    10-01-18                    5.50        4,710,904               4,704,409
Federal Natl Mtge Assn #745563
    08-01-34                    5.50       16,269,970              16,018,457
Federal Natl Mtge Assn #747584
    11-01-28                    5.50        4,148,079               4,093,504
Federal Natl Mtge Assn #753919
    12-01-33                    4.94        3,616,869(m)            3,540,703
Federal Natl Mtge Assn #756844
    02-01-19                    5.00        2,345,916               2,300,783
Federal Natl Mtge Assn #759342
    01-01-34                    6.50          824,148                 841,812
Federal Natl Mtge Assn #761031
    01-01-34                    5.00          504,218                 484,371
Federal Natl Mtge Assn #765758
    02-01-19                    5.00        2,850,010               2,798,661
Federal Natl Mtge Assn #765760
    02-01-19                    5.00          285,616                 280,470
Federal Natl Mtge Assn #776962
    04-01-29                    5.00        9,168,451               8,807,554
Federal Natl Mtge Assn #776987
    04-01-29                    5.00          306,104                 294,054
Federal Natl Mtge Assn #811114
    02-01-35                    5.50       22,880,973              22,465,871
Federal Natl Mtge Assn #837258
    09-01-35                    4.92        2,268,697(m)            2,254,064
Federal Natl Mtge Assn #845070
    12-01-35                    5.10        4,457,849(m)            4,426,388

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   153

RiverSource VP - Diversified Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #878661
    02-01-36                    5.50%    $ 16,662,916         $    16,292,166
Federal Natl Mtge Assn #881629
    02-01-36                    5.50       11,977,502              11,711,003
Federal Natl Mtge Assn #883201
    07-01-36                    6.50        4,080,361               4,142,672
Federal Natl Mtge Assn #885871
    06-01-36                    7.00        5,916,505               6,074,463
Federal Natl Mtge Assn #886461
    08-01-36                    6.20        5,972,189(m)            6,033,762
Federal Natl Mtge Assn #887096
    07-01-36                    5.83       13,316,445(m)           13,357,359
Federal Natl Mtge Assn #887589
    07-01-36                    6.50        8,420,017               8,548,598
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-24 Cl PI
    12-25-12                   13.29          754,987(l)               23,402
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-71 Cl IM
    12-25-31                   10.63        1,908,837(l)              355,156
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2004-84 Cl GI
    12-25-22                    9.25        1,772,806(l)              267,454
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 367 Cl 2
    01-25-36                    9.07       13,616,343(l)            3,440,576
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-133 Cl GB
    12-25-26                    8.00        1,658,749               1,762,071
Govt Natl Mtge Assn #604708
    10-15-33                    5.50        4,032,786               3,998,737
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-70 Cl IC
    08-20-32                   11.80        3,468,452(l)              652,849
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
    01-20-32                   16.24          761,217(l)               84,892
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-9 Cl 2A1B
    10-19-46                    5.70       18,250,000(e)           18,250,000
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-16 Cl 3A1B
    01-19-36                    5.67        6,744,683(m)            6,751,369

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-3 Cl B1
    06-19-36                    6.49%    $  2,999,309(m)      $     3,020,398
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-5 Cl 2A1B
    07-19-46                    5.56        3,820,535(m)            3,819,855
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-8 Cl 2A1B
    08-21-46                    5.58       14,760,000(m)           14,760,000
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
    04-25-35                    4.50       81,798,350(l)              830,765
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-AR25 Cl 1A21
    12-25-35                    5.88        5,566,978(m)            5,563,933
IndyMac Index Nim
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl N1
    06-25-46                    6.65        2,481,254(d)            2,481,254
Lehman XS Net Interest Margin Nts
  Collateralized Mtge Obligation
  Series 2006-2N Cl A1
    02-27-46                    7.00        1,112,616(d)            1,113,312
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 4A1
    02-25-19                    5.00        3,603,955               3,502,605
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-7 Cl 8A1
    08-25-19                    5.00        2,481,226               2,401,851
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-8 Cl 7A1
    09-25-19                    5.00        3,372,497               3,266,769
Rali NIM
  Collateralized Mtge Obligation
  Series 2006-QO4 Cl N1
    04-25-46                    6.05        1,633,626(d)            1,632,605
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QO6 Cl A2
    06-25-46                    5.55       15,344,707(b)           15,349,276
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QS3 Cl 1A10
    03-25-36                    6.00        4,660,529               4,706,832
Sequoia Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl A2
    02-25-36                    6.17        6,346,338               6,417,544

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Structured Adjustable Rate Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-5 Cl 4A1
    06-25-36                    5.99%    $  8,225,322(m)      $     8,181,625
Structured Asset Securities
  Collateralized Mtge Obligation
  Series 2003-33H Cl 1A1
    10-25-33                    5.50        6,658,118               6,485,656
TBW Mtge Backed Pass Through Ctfs
  Collateralized Mtge Obligation
  Series 2006-2 Cl 6A1
    07-25-36                    7.00        7,661,139               7,864,806
Washington Mutual Alternative Mtge Loan Trust
  Pass-Through Ctfs
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR1 Cl X2
    12-25-35                    7.10       33,445,686(l)              338,376
Washington Mutual
  Collateralized Mtge Obligation
  Series 2003-AR10 Cl A7
    10-25-33                    4.06        4,425,000(m)            4,333,853
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB2 Cl 6A
    07-25-19                    4.50        2,386,785               2,262,911
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR14 Cl 2A1
    12-25-35                    5.30        8,012,525(m)            7,931,469
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
    12-25-45                    5.51        2,683,206(m)            2,684,383
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR8 Cl 2AB1
    07-25-45                    5.57        6,354,636(m)            6,357,158
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
    10-25-35                    5.00        9,696,058               9,146,776
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
    05-25-35                    5.50        7,773,099                7,578,771
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl 5A1
    03-25-36                    5.11        9,763,686(e,m)          9,631,323
                                                              ---------------
Total                                                           1,037,933,227
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

154   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

-------------------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
AEROSPACE & DEFENSE (0.1%)
DRS Technologies
    02-01-16                    6.63%    $    660,000         $       641,850
L-3 Communications
    06-15-12                    7.63          490,000                 499,800
L-3 Communications
  Sr Sub Nts
  Series B
    10-15-15                    6.38          615,000                 591,938
                                                              ---------------
Total                                                               1,733,588
-----------------------------------------------------------------------------

AUTOMOTIVE (--%)
GMAC LLC
    09-15-11                    6.88          480,000                 472,742
-----------------------------------------------------------------------------

BANKING (1.4%)
Banknorth Group
  Sr Nts
    05-01-08                    3.75        3,405,000               3,319,807
Landsbanki Islands
    08-25-11                    6.10        7,400,000(c,d)          7,414,541
Popular North America
  Sr Nts
    10-01-08                    3.88       16,590,000              16,060,547
Wells Fargo Bank
  Sub Nts
    08-26-36                    5.95        6,595,000               6,641,099
                                                              ---------------
Total                                                              33,435,994
-----------------------------------------------------------------------------

BROKERAGE (--%)
LaBranche & Co
  Sr Nts
    05-15-12                   11.00          605,000                 648,863
-----------------------------------------------------------------------------

CHEMICALS (0.1%)
Airgas
    10-01-11                    9.13          800,000                 835,000
Georgia Gulf
  Sr Nts
    12-15-13                    7.13          110,000                 103,950
                                                              ---------------
Total                                                                 938,950
-----------------------------------------------------------------------------

ELECTRIC (2.8%)
Aquila Canada Finance
    06-15-11                    7.75          645,000(c)              675,638
Arizona Public Service
    05-15-15                    4.65        9,620,000               8,736,748
CMS Energy
  Sr Nts
    01-15-09                    7.50          860,000                 883,650
Commonwealth Edison
  1st Mtge
    04-15-15                    4.70        1,440,000               1,332,746
    08-15-16                    5.95        1,895,000               1,904,655
Consumers Energy
  1st Mtge
    02-15-12                    5.00        1,420,000               1,377,029
    02-15-17                    5.15        1,670,000(j)            1,577,849

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
ELECTRIC (CONT.)
Consumers Energy
  1st Mtge Series H
    02-17-09                    4.80%    $  6,295,000         $     6,194,060
Dynegy Holdings
    05-15-18                    7.13           65,000                  57,363
Dynegy Holdings
  Sr Unsecured
    05-01-16                    8.38          260,000(d)              256,100
Edison Mission Energy
  Sr Nts
    06-15-13                    7.50          470,000(d)              470,000
Exelon
    06-15-10                    4.45        7,800,000               7,517,717
Florida Power
  1st Mtge
    07-15-11                    6.65        1,650,000               1,734,594
IPALCO Enterprises
  Secured
    11-14-08                    8.38          265,000                 273,613
    11-14-11                    8.63        1,765,000               1,892,963
Midwest Generation LLC
  Series B
    01-02-16                    8.56          107,689                 114,420
Northern States Power
  Sr Nts
    08-01-09                    6.88        5,240,000               5,429,379
NRG Energy
    02-01-14                    7.25          575,000                 567,813
Ohio Edison
    06-15-09                    5.65        4,960,000(d)            4,963,720
Ohio Edison
  Sr Nts
    05-01-15                    5.45          785,000                 764,836
PacifiCorp
  1st Mtge
    06-15-35                    5.25        1,760,000               1,596,017
PSI Energy
    10-15-35                    6.12        7,335,000               7,199,566
Sierra Pacific Power
    05-15-16                    6.00        2,275,000(d)            2,258,131
Southern California Edison
  1st Mtge
    04-01-35                    5.75        1,500,000               1,457,343
Virginia Electric & Power
  Sr Nts Series A
    03-01-13                    4.75        4,865,000               4,632,205
Xcel Energy
  Sr Nts
    07-01-08                    3.40          330,000                 318,255
                                                              ---------------
Total                                                              64,186,410
-----------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
    07-01-15                    9.30        2,497,893(i)            2,597,808
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
FOOD AND BEVERAGE (1.1%)
Cadbury Schweppes US Finance LLC
    10-01-08                    3.88%    $  5,165,000(d)      $     5,005,727
    10-01-13                    5.13        4,310,000(d)            4,154,237
Cott Beverages USA
    12-15-11                    8.00        1,005,000               1,017,563
Kraft Foods
    06-01-12                    6.25        4,020,000               4,164,189
Kraft Foods
  Sr Unsecured
    11-01-11                    5.63       10,810,000              10,874,103
                                                              ---------------
Total                                                              25,215,819
-----------------------------------------------------------------------------

GAMING (0.1%)
MGM MIRAGE
    10-01-09                    6.00          355,000                 345,681
MGM MIRAGE
  Sr Nts
    02-27-14                    5.88          370,000                 336,700
Mohegan Tribal Gaming Authority
    02-15-15                    6.88          235,000                 224,425
Mohegan Tribal Gaming Authority
  Sr Nts
    02-15-13                    6.13          290,000                 276,588
Mohegan Tribal Gaming Authority
  Sr Sub Nts
    04-01-12                    8.00          380,000                 391,874
Pokagon Gaming Authority
  Sr Nts
    06-15-14                   10.38          155,000(d)              163,913
                                                              ---------------
Total                                                               1,739,181
-----------------------------------------------------------------------------

GAS PIPELINES (0.4%)
ANR Pipeline
    03-15-10                    8.88          880,000                 923,161
Colorado Interstate Gas
  Sr Nts
    03-15-15                    5.95          295,000                 277,500
    11-15-15                    6.80          645,000                 639,238
Southern Natural Gas
    03-15-10                    8.88          410,000                 430,109
Southern Star Central
    03-01-16                    6.75          760,000(d)              745,750
Southern Star Central Gas Pipeline
    06-01-16                    6.00        3,635,000(d)            3,639,543
Transcontinental Gas Pipe Line
  Series B
    08-15-11                    7.00          910,000                 929,338
Transcontinental Gas Pipe Line
  Sr Nts
    04-15-16                    6.40          546,000(d)              531,668
Williams Companies
  Sr Nts
    07-15-19                    7.63        1,599,000               1,622,985
                                                              ---------------
Total                                                               9,739,292
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   155

RiverSource VP - Diversified Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
HEALTH CARE (0.5%)
Cardinal Health
    07-15-08                    6.25%    $    955,000         $       967,023
    06-15-15                    4.00        6,945,000               6,116,114
    12-15-17                    5.85        3,080,000(j)            3,059,623
Omnicare
  Sr Sub Nts
    12-15-13                    6.75          850,000                 816,000
    12-15-15                    6.88          540,000                 516,375
Triad Hospitals
  Sr Nts
    05-15-12                    7.00          435,000                 427,388
Triad Hospitals
  Sr Sub Nts
    11-15-13                    7.00          550,000                 525,250
                                                              ---------------
Total                                                              12,427,773
-----------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.5%)
UnitedHealth Group
  Sr Unsecured
    03-15-11                    5.25       11,750,000              11,684,494
-----------------------------------------------------------------------------

INDEPENDENT ENERGY (0.8%)
Devon Financing
    09-30-11                    6.88        7,125,000               7,555,970
Encore Acquisition
  Sr Sub Nts
    04-15-14                    6.25          155,000                 145,700
EXCO Resources
    01-15-11                    7.25          990,000                 962,775
Pioneer Natural Resources
    05-01-18                    6.88        1,755,000               1,732,887
Pioneer Natural Resources
  Sr Nts
    07-15-16                    5.88          955,000                 890,829
Range Resources
    03-15-15                    6.38          295,000                 281,725
Stone Energy
  Sr Nts
    07-15-10                    8.24          595,000(b,d)            589,050
XTO Energy
    01-31-15                    5.00        2,065,000               1,956,253
XTO Energy
  Sr Unsecured
    06-30-15                    5.30        5,130,000               4,954,446
                                                              ---------------
Total                                                              19,069,635
-----------------------------------------------------------------------------

INTEGRATED ENERGY (--%)
Denbury Resources
  Sr Sub Nts
    12-15-15                    7.50           80,000                  80,800
-----------------------------------------------------------------------------

LIFE INSURANCE (0.2%)
Prudential Financial
    09-20-14                    5.10        4,740,000               4,581,385
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
LODGING (--%)
ITT
    11-15-15                    7.38%    $    495,000         $       527,175
-----------------------------------------------------------------------------

MEDIA CABLE (0.3%)
Comcast
    06-15-16                    4.95        6,895,000               6,359,493
DIRECTV Holdings LLC/Financing
  Sr Nts
    03-15-13                    8.38          320,000                 336,000
Videotron Ltee
    01-15-14                    6.88          855,000(c)              838,969
                                                              ---------------
Total                                                               7,534,462
-----------------------------------------------------------------------------

MEDIA NON CABLE (0.4%)
Dex Media West LLC/Finance
  Sr Nts Series B
    08-15-10                    8.50          335,000                 343,375
Gray Television
    12-15-11                    9.25           25,000                  26,000
Lamar Media
    01-01-13                    7.25          216,000                 214,380
    08-15-15                    6.63          549,000                 514,688
News America
    12-15-35                    6.40        6,685,000               6,405,921
Radio One
  Series B
    07-01-11                    8.88          535,000                 543,025
Sun Media
    02-15-13                    7.63          400,000(c)              406,000
                                                              ---------------
Total                                                               8,453,389
------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Pride Intl
  Sr Nts
    07-15-14                    7.38          520,000                 529,100
-----------------------------------------------------------------------------

OTHER INDUSTRY (--%)
ARAMARK Services
    12-01-06                    7.10          500,000                 501,031
-----------------------------------------------------------------------------

PAPER (--%)
Boise Cascade LLC
    10-15-14                    7.13           40,000                  37,200
Georgia-Pacific
    06-15-15                    7.70          300,000                 297,375
                                                              ---------------
Total                                                                 334,575
-----------------------------------------------------------------------------

PROPERTY & CASUALTY (0.1%)
Willis North America
    07-15-15                    5.63        1,250,000               1,182,729
-----------------------------------------------------------------------------

RETAILERS (1.2%)
CVS
    09-15-09                    4.00        5,730,000               5,511,223
    09-15-14                    4.88        4,920,000               4,646,266
CVS
  Sr Unsecured
    08-15-11                    5.75        5,805,000               5,856,839
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
RETAILERS (CONT.)
May Department Stores
    07-15-09                    4.80%    $  9,475,000         $     9,313,270
    07-15-34                    6.70        1,970,000               1,972,254
United Auto Group
    03-15-12                    9.63          490,000                 515,725
                                                              ---------------
Total                                                              27,815,577
-----------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.4%)
Avis Budget Car Rental LLC/Finance
  Sr Nts
    05-15-14                    7.63          105,000(d)               99,750
Erac USA Finance
    11-15-15                    5.90          840,000(d)              836,664
    11-01-16                    6.20        2,690,000(d)            2,733,244
FedEx
    08-15-09                    5.50        6,340,000               6,372,550
                                                              ---------------
Total                                                              10,042,208
-----------------------------------------------------------------------------

WIRELESS (1.2%)
American Tower
  Sr Nts
    10-15-12                    7.13          160,000                 162,000
Nextel Communications
  Sr Nts Series F
    03-15-14                    5.95       27,105,000              26,351,888
Rogers Wireless
  Secured
    03-01-14                    6.38          555,000(c)              543,900
Windstream
  Sr Nts
    08-01-16                    8.63          740,000(d)              782,550
                                                              ---------------
Total                                                              27,840,338
-----------------------------------------------------------------------------

WIRELINES (3.8%)
BellSouth
  Sr Unsecured
    11-15-12                    4.75        3,590,000               3,400,778
Qwest
    03-15-12                    8.88          695,000                 752,338
Qwest
  Sr Nts
    10-01-14                    7.50          730,000(d)              743,688
Sprint Capital
    03-15-32                    8.75        3,480,000               4,219,737
Telecom Italia Capital
    10-01-15                    5.25       19,495,000(c)           18,222,600
TELUS
    06-01-11                    8.00       23,240,000(c)           25,556,563
Valor Telecommunications Enterprises LLC/Finance
    02-15-15                    7.75          160,000                 168,800
Verizon Pennsylvania
  Series A
    11-15-11                    5.65       35,458,000              35,321,132
                                                              ---------------
Total                                                              88,385,636
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $2,343,569,467)                                        $ 2,338,309,802
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

156   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (15.0%)(h)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
Bear Stearns Companies
    09-12-06                    5.27%    $ 46,000,000         $    45,919,346
    09-25-06                    5.28       15,000,000              14,945,208
Bryant Park Funding LLC
    09-22-06                    5.28       45,000,000(k)           44,855,349
Deer Valley Funding LLC
    09-26-06                    5.30       20,000,000              19,923,733
Ebury Finance LLC
    09-01-06                    5.28        7,100,000               7,098,959
    09-13-06                    5.29       75,000,000              74,857,003
    09-14-06                    5.31       20,000,000              19,958,777

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER (CONT.)
Fairway Finance
    09-13-06                    5.27%    $ 50,000,000(k)      $    49,905,027
Park Granada LLC
    09-01-06                    5.30        8,600,000(k)            8,598,734
    09-12-06                    5.29       15,000,000(k)           14,973,600
Park Sienna LLC
    09-01-06                    5.30       30,000,000(k)           29,995,583
    09-20-06                    5.33       18,210,000(k)           18,156,281
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $349,238,881)                                          $   349,187,600
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,692,808,348)(p)                                     $ 2,687,497,402
=============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2006, the value of foreign securities represented 2.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $83,826,386 or 3.6% of net assets.

(e) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $286,424,577.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Aug. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(h) Cash collateral received from security lending activity is invested in short-term securities and represents 2.5% of net assets. See Note 6 to the financial statements. 12.5% of net assets is the Fund's cash equivalent position.

(i) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2006, is as follows:

      SECURITY                           ACQUISITION                     COST
                                            DATE
      ------------------------------------------------------------------------
      United Artists Theatre Circuit
        9.30% 2015                         12-08-95           $     2,497,893

(j) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                      $    28,400,000
      U.S. Treasury Note, Dec. 2006, 5-year                        99,200,000
      U.S. Treasury Note, Dec. 2006, 10-year                       81,900,000

      SALE CONTRACTS
      U.S. Treasury Note, Dec. 2006, 2-year                        22,400,000

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $166,484,574 or 7.2% of net assets.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   157

RiverSource VP - Diversified Bond Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(l) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2006.

(m) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(n) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      MBIA -- MBIA Insurance Corporation

(o) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(p) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $2,689,796,975 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $    12,131,742
      Unrealized depreciation                                     (14,431,315)
      ------------------------------------------------------------------------
      Net unrealized depreciation                             $    (2,299,573)
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

158   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Diversified Equity Income Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (98.0%)
------------------------------------------------------------------------------

ISSUER                                     SHARES                    VALUE(a)
AEROSPACE & DEFENSE (1.9%)
Goodrich                                      272,642         $    10,619,406
Honeywell Intl                                552,052              21,375,453
United Technologies                           350,503              21,980,043
                                                              ---------------
Total                                                              53,974,902
-----------------------------------------------------------------------------

AIRLINES (0.5%)
AMR                                           418,622(b)            8,644,544
Continental Airlines Cl B                     167,000(b)            4,190,030
US Airways Group                               66,554(b)            2,811,907
                                                              ---------------
Total                                                              15,646,481
-----------------------------------------------------------------------------.

AUTO COMPONENTS (0.1%)
Ballard Power Systems                         374,800(b,c,d)        2,312,516
-----------------------------------------------------------------------------

AUTOMOBILES (0.7%)
Ford Motor                                  1,382,584              11,572,228
General Motors                                324,460(d)            9,467,743
                                                              ---------------
Total                                                              21,039,971
-----------------------------------------------------------------------------

BEVERAGES (0.5%)
Coca-Cola                                     320,249              14,350,358
-----------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Ameron Intl                                     2,517                 176,542
-----------------------------------------------------------------------------

CAPITAL MARKETS (1.7%)
Bank of New York                              575,450              19,421,438
Lehman Brothers Holdings                       75,200               4,798,512
Merrill Lynch & Co                            222,200              16,338,366
Morgan Stanley                                125,800               8,276,382
                                                              ---------------
Total                                                              48,834,698
-----------------------------------------------------------------------------

CHEMICALS (2.3%)
Air Products & Chemicals                      126,200               8,365,798
Arkema ADR                                      6,641(b,c)            258,680
Dow Chemical                                  626,300              23,880,819
EI du Pont de
  Nemours & Co                                868,007              34,694,239
                                                              ---------------
Total                                                              67,199,536
-----------------------------------------------------------------------------

COMMERCIAL BANKS (1.5%)
US Bancorp                                    371,600              11,917,212
Wachovia                                      354,400              19,360,872
Wells Fargo & Co                              376,800              13,093,800
                                                              ---------------
Total                                                              44,371,884
-----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Pitney Bowes                                  125,500               5,470,545
RR Donnelley & Sons                           243,000               7,878,060
Waste Management                              362,000              12,409,360
                                                              ---------------
Total                                                              25,757,965
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.0%)
Hewlett-Packard                               807,430              29,519,641
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                     SHARES                    VALUE(a)
CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                         141,984         $    12,270,257
Insituform Technologies Cl A                  124,700(b)            2,861,865
                                                              ---------------
Total                                                              15,132,122
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Hanson ADR                                    210,984(c)           13,291,992
-----------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
Capital One Financial                         133,800               9,780,780
-----------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Packaging Corp of America                     230,000               5,322,200
-----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.4%)
Bank of America                             1,882,373              96,885,738
Citigroup                                   1,742,700              86,002,245
                                                              ---------------
Total                                                             182,887,983
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (7.4%)
AT&T                                        2,321,520              72,268,918
BellSouth                                     929,874              37,864,469
BT Group                                    3,791,125(c)           17,792,169
Embarq                                        306,691(b)           14,460,481
Telefonos de Mexico
  ADR Series L                              1,623,094(c)           39,181,489
Verizon Communications                        865,538              30,449,627
                                                              ---------------
Total                                                             212,017,153
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (2.2%)
Edison Intl                                   130,800               5,708,112
Exelon                                        211,200              12,878,976
FirstEnergy                                   152,600               8,707,356
FPL Group                                     543,190              24,144,796
PPL                                           101,900               3,563,443
Southern                                      221,200               7,580,524
                                                              ---------------
Total                                                              62,583,207
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
ABB ADR                                       554,443(c)            7,396,269
Cooper Inds Cl A                              118,129               9,672,402
Energy Conversion Devices                      65,017(b)            2,278,846
FuelCell Energy                               194,400(b,d)          1,893,456
Hubbell Cl B                                   71,995               3,347,768
Plug Power                                    326,900(b,d)          1,549,506
                                                              ---------------
Total                                                              26,138,247
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.7%)
Baker Hughes                                  576,609              41,043,029
GlobalSantaFe                                 290,566              14,301,659
Halliburton                                 1,289,003              42,047,277
Schlumberger                                  519,366              31,837,136
Tidewater                                     721,600              34,355,376
                                                              ---------------
Total                                                             163,584,477
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                               294,088              13,151,615
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                     SHARES                    VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (1.6%)
Cardinal Health                                63,278         $     4,266,203
Caremark Rx                                   154,977               8,979,367
CIGNA                                          84,300               9,531,801
Tenet Healthcare                              998,400(b)            7,867,392
UnitedHealth Group                            310,046              16,106,890
                                                              ---------------
Total                                                              46,751,653
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Royal Caribbean Cruises                       466,800              17,028,864
Wyndham Worldwide                             158,125(b)            4,626,749
                                                              ---------------
Total                                                              21,655,613
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Whirlpool                                     262,400              21,230,784
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (5.3%)
3M                                            304,200              21,811,140
General Electric                            1,244,720              42,395,163
McDermott Intl                              1,483,703(b)           71,514,484
Textron                                       160,138              13,429,173
Tomkins ADR                                   209,947(c,d)          4,599,939
                                                              ---------------
Total                                                             153,749,899
-----------------------------------------------------------------------------

INSURANCE (16.0%)
ACE                                           979,500(c)           52,755,870
Allstate                                      565,552              32,768,083
American Intl Group                           453,745              28,958,006
Aon                                           672,200              23,237,954
Axis Capital Holdings                         472,000(c)           15,306,960
Endurance Specialty
  Holdings                                    510,910(c)           16,487,066
Hartford Financial
  Services Group                               76,900               6,602,634
Lincoln Natl                                  427,736              25,963,575
Loews                                       1,072,065              41,253,061
Marsh & McLennan
  Companies                                 1,191,034              31,157,449
Montpelier Re Holdings                        775,710(c)           14,001,566
PartnerRe                                     139,652(c)            8,979,624
RenaissanceRe Holdings                        305,624(c)           15,739,636
Safeco                                        271,262              15,654,530
St. Paul Travelers
  Companies                                 1,345,421              59,063,983
Torchmark                                     222,600              13,847,946
UnumProvident                                 325,992               6,177,548
XL Capital Cl A                               741,666(c)           48,682,956
                                                              ---------------
Total                                                             456,638,447
-----------------------------------------------------------------------------

IT SERVICES (1.1%)
Computer Sciences                             254,000(b)           12,034,520
Electronic Data Systems                       866,741              20,654,438
                                                              ---------------
Total                                                              32,688,958
-----------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak                                 591,957(d)           12,590,925
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   159

RiverSource VP - Diversified Equity Income Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                     SHARES                    VALUE(a)
MACHINERY (6.1%)
Caterpillar                                   949,123         $    62,974,310
Deere & Co                                    392,267              30,636,053
Eaton                                         223,324              14,851,046
Illinois Tool Works                           548,724              24,088,984
Ingersoll-Rand Cl A                           815,281(c)           30,996,984
Parker Hannifin                               162,063              12,000,765
                                                              ---------------
Total                                                             175,548,142
-----------------------------------------------------------------------------

MEDIA (1.2%)
CBS Cl B                                      403,215              11,511,788
Gannett                                       174,900               9,943,065
Time Warner                                   498,400               8,283,408
Viacom Cl B                                   152,600(b)            5,539,380
                                                              ---------------
Total                                                              35,277,641
-----------------------------------------------------------------------------

METALS & MINING (0.5%)
Alcoa                                         414,415              11,848,125
Compass Minerals Intl                          76,843               2,054,013
                                                              ---------------
Total                                                              13,902,138
-----------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Federated Department Stores                   232,200               8,818,956
-----------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
Dominion Resources                            176,162              14,073,582
Duke Energy                                   280,200               8,406,000
NiSource                                      512,800              10,855,976
                                                              ---------------
Total                                                              33,335,558
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.8%)
Anadarko Petroleum                            136,300               6,393,833
BP ADR                                        252,889(c)           17,209,096
Chevron                                       741,418              47,747,307
ConocoPhillips                                607,030              38,503,913
EnCana                                        127,137(c)            6,705,205
Exxon Mobil                                   892,160              60,372,468
Marathon Oil                                  548,800              45,824,800
Petroleo Brasileiro ADR                       228,917(c)           20,524,698
Pioneer Natural Resources                     243,100              10,139,701
Repsol YPF ADR                                361,600(c)           10,385,152
Total ADR                                     248,300(c)           16,742,869
                                                              ---------------
Total                                                             280,549,042
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.3%)
Abitibi-Consolidated                          597,000(c)            1,611,900
Intl Paper                                    696,443              24,215,323
MeadWestvaco                                   26,400                 674,520
Weyerhaeuser                                  153,872               9,540,064
                                                              ---------------
Total                                                              36,041,807
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
PHARMACEUTICALS (6.6%)
Abbott Laboratories                           331,058         $    16,122,525
Bristol-Myers Squibb                          494,000              10,744,500
Eli Lilly & Co                                238,400              13,333,712
Merck & Co                                    867,099              35,160,864
Pfizer                                      3,228,552              88,978,893
Wyeth                                         522,069              25,424,760
                                                              ---------------
Total                                                             189,765,254
-----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Starwood Hotels &
  Resorts Worldwide                           127,000               6,764,020
-----------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Realogy                                       197,707(b)            4,230,924
-----------------------------------------------------------------------------

ROAD & RAIL (1.1%)
Burlington Northern
  Santa Fe                                    258,486              17,305,638
Union Pacific                                 172,591              13,867,687
                                                              ---------------
Total                                                              31,173,325
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Intel                                         400,955               7,834,661
-----------------------------------------------------------------------------

SOFTWARE (1.1%)
Microsoft                                   1,270,546              32,640,327
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Home Depot                                    625,288              21,441,126
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Fannie Mae                                    885,956              46,645,583
Washington Mutual                              41,400               1,734,246
                                                              ---------------
Total                                                              48,379,829
-----------------------------------------------------------------------------

TOBACCO (3.4%)
Altria Group                                  781,617              65,288,468
Loews - Carolina Group                        590,031(g)           33,785,175
                                                              ---------------
Total                                                              99,073,643
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Sprint Nextel                               1,280,061              21,658,632
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,524,202,614)                                        $ 2,818,815,574
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
PREFERRED STOCKS (0.2%)
------------------------------------------------------------------------------

ISSUER                                     SHARES                    VALUE(a)
Schering-Plough
  6.00% Cv                                     90,800         $     4,846,268
-----------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $4,618,602)                                            $     4,846,268
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (0.7%)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
Qwest Communications Intl
  Sr Unsecured
    11-15-25                    3.50%    $ 11,672,000         $    19,149,784
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $11,672,000)                                           $    19,149,784
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (2.9%)(e)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
    09-01-06                    5.28%    $ 20,000,000         $    19,997,067
Bryant Park Funding LLC
    09-22-06                    5.28       10,000,000(f)            9,967,855
Deer Valley Funding LLC
    09-06-06                    5.33       10,000,000               9,991,117
    09-26-06                    5.30       15,000,000              14,942,800
Gemini Securitization
    09-01-06                    5.27       29,700,000(f)           29,695,652
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $84,606,914)                                           $    84,594,491
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,625,100,130)(h)                                     $ 2,927,406,117
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

160   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Diversified Equity Income Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 12.5% of net assets.

(d) At Aug. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.8% of net assets. See Note 6 to the financial statements. 2.1% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $39,663,507 or 1.4% of net assets.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $2,629,840,605 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $   358,888,370
      Unrealized depreciation                                     (61,322,858)
      -----------------------------------------------------------------------
      Net unrealized appreciation                             $   297,565,512
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   161

INVESTMENTS IN SECURITIES

RiverSource VP - Emerging Markets Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (96.1%)(c)
------------------------------------------------------------------------------

ISSUER                                        SHARES                 VALUE(a)
ARGENTINA (1.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES (--%)
Telecom Argentina ADR                              14(b)      $           193
-----------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
IRSA Inversiones y
  Representaciones GDR                        418,902(b)            4,943,043
-----------------------------------------------------------------------------

BERMUDA (0.9%)
MEDIA
Central European Media
  Enterprises Series A                         59,890(b)            3,712,282
-----------------------------------------------------------------------------

BRAZIL (18.2%)
AIRLINES (2.5%)
GOL Linhas Aereas
  Inteligentes ADR                            156,295               5,456,258
Tam ADR                                       169,624(b)            5,275,306
                                                              ---------------
Total                                                              10,731,564
-----------------------------------------------------------------------------

BEVERAGES (0.9%)
AmBev ADR                                      83,306               3,737,106
-----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
American BankNote                             347,200               2,703,142
-----------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
CSU Cardsystem                                264,621(b)            1,337,292
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.7%)
Cyrela Brazil Realty                          371,100               6,539,665
Gafisa                                         49,600(b)              647,459
                                                              ---------------
Total                                                               7,187,124
-----------------------------------------------------------------------------

INSURANCE (0.1%)
Porto Seguro                                   18,470                 391,788
-----------------------------------------------------------------------------

METALS & MINING (4.0%)
Companhia Vale do
  Rio Doce ADR                                804,233              17,242,756
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.9%)
Petroleo Brasileiro ADR                       255,081              20,993,967
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Aracruz Celulose ADR                            7,683                 398,978
-----------------------------------------------------------------------------

ROAD & RAIL (1.7%)
Localiza Rent A Car                           344,145               7,170,089
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.4%)
TIM Participacoes ADR                         199,833               5,863,100
-----------------------------------------------------------------------------

CANADA (0.5%)
METALS & MINING
Aur Resources                                  16,800                 312,480
Corriente Resources                           407,000(b)            1,978,626
                                                              ---------------
Total                                                               2,291,106
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
CHILE (1.2%)
COMMERCIAL BANKS (0.4%)
Banco Santander Chile ADR                      41,116         $     1,791,013
-----------------------------------------------------------------------------

METALS & MINING (0.8%)
Antofagasta                                   397,400               3,522,017
-----------------------------------------------------------------------------

CHINA (4.2%)
INSURANCE (1.0%)
China Life Insurance
  Series H                                  2,386,000               4,233,815
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.9%)
China Shenhua Energy
  Series H                                  1,803,000               3,190,043
PetroChina Series H                         8,198,000               9,244,636
                                                              ---------------
Total                                                              12,434,679
-----------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Greentown China Holdings                    1,080,000(b)            1,266,488
-----------------------------------------------------------------------------

COLOMBIA (0.9%)
COMMERCIAL BANKS
Bancolombia ADR                               128,368               3,735,509
-----------------------------------------------------------------------------

HONG KONG (5.0%)
INTERNET SOFTWARE & SERVICES (0.5%)
Huabao Intl Holdings                        6,865,000(b)            2,339,207
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Lee & Man Paper Mfg                         1,508,000               2,544,002
-----------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
China Overseas Land
  & Investment                              5,654,000               3,889,483
-----------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Prime Success Intl Group                    3,683,066               2,026,915
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.5%)
China Mobile                                1,594,500              10,722,808
-----------------------------------------------------------------------------

HUNGARY (1.6%)
OIL, GAS & CONSUMABLE FUELS (0.9%)
MOL Magyar Olaj-es Gazipari                    40,408               4,101,670
-----------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Gedeon Richter                                 13,196               2,819,632
-----------------------------------------------------------------------------

INDIA (3.1%)
ELECTRICAL EQUIPMENT (1.8%)
Bharat Heavy Electricals                       47,316               2,298,823
Suzlon Energy                                 197,663               5,111,736
                                                              ---------------
Total                                                               7,410,559
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Bajaj Hindusthan                              361,463               2,332,470
-----------------------------------------------------------------------------

IT SERVICES (0.8%)
Satyam Computer Services                      189,793               3,296,678
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
INDONESIA (2.1%)
AUTOMOBILES (0.9%)
PT Astra Intl                               3,346,500         $     4,091,436
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Telekomunikasi
  Indonesia ADR                                81,451               2,849,970
-----------------------------------------------------------------------------

MACHINERY (0.5%)
United Tractors                             3,178,609               2,013,107
-----------------------------------------------------------------------------

LUXEMBOURG (1.7%)
ENERGY EQUIPMENT & SERVICES (1.0%)
Tenaris ADR                                   115,641               4,245,181
-----------------------------------------------------------------------------

METALS & MINING (0.7%)
Ternium ADR                                   122,593(b)            3,090,570
-----------------------------------------------------------------------------

MEXICO (9.2%)
COMMERCIAL BANKS (0.5%)
Grupo Financiero
  Banorte Cl O                                730,200               2,141,742
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.1%)
CEMEX ADR                                     163,991(b)            4,737,700
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
AXTEL Series CPO                            1,993,525(b)            3,965,123
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Wal-Mart de Mexico
  Series V                                  1,251,400               4,266,919
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Corporacion GEO Series B                      786,600(b)            3,199,753
-----------------------------------------------------------------------------

MEDIA (1.0%)
Grupo Televisa ADR                            221,353               4,214,561
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (4.0%)
America Movil ADR Series L                    444,380              16,579,819
-----------------------------------------------------------------------------

NETHERLANDS (0.5%)
BEVERAGES
Efes Breweries Intl GDR                        61,858(b,d,e)        2,087,708
-----------------------------------------------------------------------------

PANAMA (0.7%)
AIRLINES
Copa Holdings Cl A                             98,908               2,899,983
-----------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.5%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
Ayala Land                                  7,930,940               2,109,708
-----------------------------------------------------------------------------

RUSSIA (14.9%)
COMMERCIAL BANKS (1.4%)
Sberbank                                        2,670               5,793,900
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

162   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Emerging Markets Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                       SHARES                   VALUE(a)
RUSSIA (CONT.)
ELECTRIC UTILITIES (2.5%)
Sayano-Shushenskaya
  Hydro-Power Station                       1,238,485(b)      $      1,093,648
Unified Energy System ADR                     129,356                9,527,069
                                                              ---------------
Total                                                               10,620,717
------------------------------------------------------------------------------

MEDIA (0.8%)
CTC Media                                     150,334(b)             3,454,675
------------------------------------------------------------------------------

METALS & MINING (1.0%)
MMC Norilsk Nickel ADR                         31,286                4,270,539
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.1%)
Gazprom ADR                                   361,263               17,015,488
LUKOIL ADR                                    170,042               14,062,473
Surgutneftegaz ADR                             53,531                4,068,356
                                                              ----------------
Total                                                               35,146,317
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
Mobile Telesystems ADR                        124,509                4,557,029
------------------------------------------------------------------------------

SINGAPORE (1.1%)
INDUSTRIAL CONGLOMERATES
Keppel                                        490,000                4,671,115
------------------------------------------------------------------------------

SOUTH AFRICA (9.8%)
FOOD & STAPLES RETAILING (1.0%)
Massmart Holdings                             536,577                4,100,216
------------------------------------------------------------------------------

MEDIA (1.2%)
Naspers Series N                              305,697                5,277,215
------------------------------------------------------------------------------

METALS & MINING (4.5%)
Anglo Platinum                                 50,226                5,627,095
Impala Platinum Holdings                       73,087               13,528,999
                                                              ----------------
Total                                                               19,156,094
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.6%)
Sasol                                         199,534                6,916,736
------------------------------------------------------------------------------

SPECIALTY RETAIL (1.5%)
Foschini                                      599,378                3,739,879
Truworths Intl                                817,021                2,596,523
                                                              ----------------
Total                                                                6,336,402
------------------------------------------------------------------------------

SOUTH KOREA (11.4%)
COMMERCIAL BANKS (1.7%)
Shinhan Financial Group                        65,100                2,936,613
Woori Finance Holdings                        210,020                4,130,466
                                                              ----------------
Total                                                                7,067,079
------------------------------------------------------------------------------

MACHINERY (2.6%)
Doosan Infracore                              179,060                3,093,024
Samsung Heavy Inds                            327,620                7,841,062
                                                              ----------------
Total                                                               10,934,086
------------------------------------------------------------------------------

METALS & MINING (1.1%)
POSCO                                          18,021                4,528,690
------------------------------------------------------------------------------

MULTILINE RETAIL (1.0%)
Hyundai Department Store                       55,128                4,290,920
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                       SHARES                  VALUE(a)
SOUTH KOREA (CONT.)
OIL, GAS & CONSUMABLE FUELS (0.8%)
SK                                             54,048         $     3,481,344
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.2%)
Hynix Semiconductor                           137,023(b)            5,247,083
Samsung Electronics                            19,481              13,176,535
                                                              ---------------
Total                                                              18,423,618
-----------------------------------------------------------------------------

TAIWAN (5.5%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Hon Hai Precision Industry                    689,728               3,890,311
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Chong Hong Construction                       712,000               1,861,834
-----------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Huaku Construction                          1,080,200               1,967,404
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
MediaTek                                      196,900               1,796,096
Taiwan Semiconductor Mfg                    7,926,226              14,002,486
                                                              ---------------
Total                                                              15,798,582
-----------------------------------------------------------------------------

THAILAND (0.6%)
HEALTH CARE PROVIDERS & SERVICES
Bumrungrad Hospital                         2,560,300               2,470,345
-----------------------------------------------------------------------------

TURKEY (0.5%)
BEVERAGES
Anadolu Efes Biracilik ve
  Malt Sanayii                                 86,641               2,310,427
-----------------------------------------------------------------------------

UNITED KINGDOM (0.8%)
METALS & MINING
Kazakhmys                                     147,809               3,447,314
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $377,952,846)                                          $   410,436,664
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
PREFERRED STOCKS & OTHER (1.2%)(c)
------------------------------------------------------------------------------

ISSUER                                        SHARES                 VALUE(a)
HONG KONG
China Overseas Land & Investment
  Warrants                                    645,250(e)      $        94,583
-----------------------------------------------------------------------------

RUSSIA
Transneft                                       2,564(e)            5,179,280
-----------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $4,636,289)                                            $     5,273,863
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.7%)
-----------------------------------------------------------------------------

ISSUER                         EFFECTIVE     AMOUNT                  VALUE(a)
                                 YIELD     PAYABLE AT
                                            MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
    09-01-06                    5.28%      $7,800,000         $     7,798,856
Deer Valley Funding LLC
    09-26-06                    5.30        4,000,000               3,984,747
Sheffield Receivables
    09-06-06                    5.25        4,000,000(f)            3,996,500
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $15,782,418)                                           $    15,780,103
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $398,371,553)(g)                                       $   431,490,630
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   163

RiverSource VP - Emerging Markets Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $2,087,708 or 0.5% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2006, is as follows:

      SECURITY                                      ACQUISITION                          COST
                                                       DATES
      ----------------------------------------------------------------------------------------
      Efes Breweries Intl GDR*                 10-15-04 thru 07-25-06              $1,924,024
      Transneft                                09-29-05 thru 03-10-06               4,636,289
      China Overseas Land & Investment
        Warrants                                      06-29-06                             --

      * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $3,996,500 or 0.9% of net assets.

(g) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $400,847,952 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                                     $40,289,221
      Unrealized depreciation                                                      (9,646,543)
      ----------------------------------------------------------------------------------------
      Net unrealized appreciation                                                 $30,642,678
      ----------------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

164   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Fundamental Value Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (95.4%)
------------------------------------------------------------------------------

ISSUER                                        SHARES                 VALUE(a)
AIR FREIGHT & LOGISTICS (0.5%)
United Parcel Service Cl B                     16,250         $     1,138,313
-----------------------------------------------------------------------------

AUTOMOBILES (1.9%)
Harley-Davidson                                73,720               4,313,357
-----------------------------------------------------------------------------

BEVERAGES (2.0%)
Diageo ADR                                     41,730(c)            2,983,695
Heineken Holding                               41,940(c)            1,682,710
                                                              ---------------
Total                                                               4,666,405
-----------------------------------------------------------------------------

CAPITAL MARKETS (0.8%)
Morgan Stanley                                 22,500               1,480,275
State Street                                    7,370                 455,466
                                                              ---------------
Total                                                               1,935,741
-----------------------------------------------------------------------------

COMMERCIAL BANKS (6.5%)
Commerce Bancorp                               43,050               1,433,996
HSBC Holdings ADR                              79,488(c)            7,228,638
Wells Fargo & Co                              184,480               6,410,680
                                                              ---------------
Total                                                              15,073,314
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Nokia ADR                                      29,110(c)              607,817
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.2%)
Dell                                           64,380(b)            1,451,769
Hewlett-Packard                                37,070               1,355,279
                                                              ---------------
Total                                                               2,807,048
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.4%)
Martin Marietta Materials                      20,060               1,652,141
Vulcan Materials                               20,080               1,578,489
                                                              ---------------
Total                                                               3,230,630
-----------------------------------------------------------------------------

CONSUMER FINANCE (4.4%)
American Express                              195,580              10,275,773
-----------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.0%)
Sealed Air                                     89,100               4,621,617
-----------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.4%)
Apollo Group Cl A                              17,300(b)              868,633
H&R Block                                     112,840               2,373,025
                                                              ---------------
Total                                                               3,241,658
-----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (8.0%)
Citigroup                                     106,060               5,234,061
JPMorgan Chase & Co                           222,080              10,140,173
Moody's                                        51,430               3,146,487
                                                              ---------------
Total                                                              18,520,721
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Transocean                                     26,320(b)            1,756,860
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (5.5%)
Costco Wholesale                              179,210               8,385,236
Wal-Mart Stores                                99,980               4,471,106
                                                              ---------------
Total                                                              12,856,342
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
FOOD PRODUCTS (0.7%)
Hershey                                        28,460         $     1,535,702
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.9%)
Cardinal Health                                35,420               2,388,016
Caremark Rx                                    56,540               3,275,928
HCA                                            22,100               1,089,972
                                                              ---------------
Total                                                               6,753,916
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Hunter Douglas                                  6,870(c)              479,637
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Procter & Gamble                               43,380               2,685,222
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.1%)
Tyco Intl                                     360,740(c)            9,433,351
-----------------------------------------------------------------------------

INSURANCE (14.4%)
American Intl Group                           160,870              10,266,722
Aon                                            45,790               1,582,960
Berkshire Hathaway Cl B                         2,413(b)            7,730,045
Chubb                                          12,810                 642,550
Loews                                         125,070               4,812,694
Markel                                            450(b)              163,499
Principal Financial Group                      14,430                 768,253
Progressive                                   222,340               5,467,341
Sun Life Financial                              7,780(c)              320,614
Transatlantic Holdings                         30,040               1,845,057
                                                              ---------------
Total                                                              33,599,735
-----------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.2%)
Amazon.com                                     44,200(b)            1,362,687
Expedia                                        15,970(b)              260,630
IAC/InterActiveCorp                            16,190(b)              461,091
Liberty Media Holding -
  Interactive Cl A                             36,450(b,d)            694,737
                                                              ---------------
Total                                                               2,779,145
-----------------------------------------------------------------------------

IT SERVICES (1.4%)
Iron Mountain                                  77,940(b)            3,194,761
-----------------------------------------------------------------------------

MARINE (0.3%)
Kuehne & Nagel Intl                            10,100(c)              710,291
-----------------------------------------------------------------------------

MEDIA (6.9%)
Comcast Special Cl A                          206,808(b)            7,219,668
Gannett                                        10,160                 577,596
Lagardere                                      23,850(c)            1,747,606
Liberty Media Holding -
  Capital Series A                              6,970(b,d)            601,720
News Corp Cl A                                204,700               3,895,441
NTL                                            47,890               1,268,606
WPP Group ADR                                   9,690(c)              588,280
                                                              ---------------
Total                                                              15,898,917
-----------------------------------------------------------------------------

METALS & MINING (0.4%)
BHP Billiton                                   26,970(c)              513,995
Rio Tinto                                       9,590(c)              485,125
                                                              ---------------
Total                                                                 999,120

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                        SHARES                 VALUE(a)
OIL, GAS & CONSUMABLE FUELS (10.9%)
ConocoPhillips                                155,740         $     9,878,587
Devon Energy                                   81,130               5,069,814
EOG Resources                                  71,280               4,620,370
Occidental Petroleum                          113,220               5,773,088
                                                              ---------------
Total                                                              25,341,859
-----------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                                  30,000                 861,300
-----------------------------------------------------------------------------

SOFTWARE (2.1%)
Microsoft                                     192,050               4,933,765
-----------------------------------------------------------------------------

SPECIALTY RETAIL (1.2%)
Bed Bath & Beyond                              35,700(b)            1,204,161
CarMax                                         13,000(b)              489,970
Lowe's Companies                               41,100               1,112,166
                                                              ---------------
Total                                                               2,806,297
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.9%)
Golden West Financial                          90,160               6,806,178
-----------------------------------------------------------------------------

TOBACCO (5.1%)
Altria Group                                  140,150              11,706,730
-----------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.7%)
China Merchants
  Holdings Intl                               354,689(c)            1,044,396
COSCO Pacific                                 252,760(c)              566,810
                                                              ---------------
Total                                                               1,611,206
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
SK Telecom ADR                                 51,470(c)            1,127,193
Sprint Nextel                                 155,920               2,638,166
                                                              ---------------
Total                                                               3,765,359
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $216,996,864)                                          $   220,948,087
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (7.5%)
------------------------------------------------------------------------------

ISSUER                       EFFECTIVE      AMOUNT                   VALUE(a)
                               YIELD      PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
Chesham Finance LLC
    09-01-06                    5.28%    $  7,000,000         $     6,998,973
Fairway Finance
    09-05-06                    5.25        3,000,000(e)            2,997,812
Park Granada LLC
    09-01-06                    5.29        4,300,000(e)            4,299,369
White Pine Finance LLC
    09-01-06                    5.27        3,000,000               2,999,561
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $17,298,251)                                           $    17,295,715
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $234,295,115)(f)                                       $   238,243,802
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   165

RiverSource VP - Fundamental Value Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 12.7% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $7,297,181 or 3.1% of net assets.

(f) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $234,303,196 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $ 6,987,433
      Unrealized depreciation                                        (3,046,827)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                   $ 3,940,606
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

166   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Global Bond Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
BONDS (97.2%)(c)
------------------------------------------------------------------------------

ISSUER                         COUPON       PRINCIPAL                VALUE(a)
                                RATE         AMOUNT
AUSTRALIA (1.5%)
Commonwealth Bank of Australia
  (European Monetary Unit)
  Sr Unsub
    11-12-09                    3.38%         685,000         $       869,049
New South Wales Treasury
  (Australian Dollar)
    03-01-08                    8.00        8,330,000               6,533,045
Telstra

    04-01-12                    6.38          700,000                 714,521
Western Australia Treasury
  (Australian Dollar)
    10-16-06                    5.50        3,360,000               2,562,936
                                                              ---------------
Total                                                              10,679,551
-----------------------------------------------------------------------------

AUSTRIA (1.1%)
Republic of Austria
  (European Monetary Unit)
    01-15-10                    5.50        5,380,000               7,303,982
-----------------------------------------------------------------------------

BELGIUM (1.9%)
Kingdom of Belgium
  (European Monetary Unit)
    03-28-10                    3.00       10,680,000              13,422,614
-----------------------------------------------------------------------------

BRAZIL (0.2%)
Federative Republic of Brazil
    01-15-18                    8.00        1,465,000               1,608,570
-----------------------------------------------------------------------------

CANADA (2.9%)
Aquila Canada Finance
    06-15-11                    7.75           75,000                  78,563
Canadian Pacific Railway
  (Canadian Dollar)
    06-15-10                    4.90          395,000(d)              364,154
Govt of Canada
  (Canadian Dollar)
    09-01-06                    5.75        5,300,000               4,798,274
Province of British Columbia
  (Canadian Dollar)
    08-23-10                    6.38        7,265,000               7,109,847
Province of Ontario
  (Canadian Dollar)
    03-08-14                    5.00        3,125,000               2,957,660
Rogers Wireless
  Secured
    03-01-14                    6.38          175,000                 171,500
Sun Media
    02-15-13                    7.63          200,000                 203,000
TELUS
    06-01-11                    8.00        3,840,000               4,222,771
Videotron Ltee
    01-15-14                    6.88          315,000                 309,094
                                                              ---------------
Total                                                              20,214,863
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON       PRINCIPAL                VALUE(a)
                                RATE         AMOUNT
CZECHOSLOVAKIA FEDERATED REPUBLIC (0.3%)
Republic of Czechoslovakia
(Czech Crown)
    06-16-13                    3.70%      38,900,000         $     1,773,062
-----------------------------------------------------------------------------

DENMARK (0.5%)
Realkredit Danmark
  (Danish Krone)
    01-01-08                    4.00       18,970,000               3,267,350
-----------------------------------------------------------------------------

FRANCE (6.0%)
Dexia Municipal Agency
  (European Monetary Unit)
    09-03-07                    4.25          800,000               1,032,487
Govt of France
  (European Monetary Unit)
    04-25-12                    5.00       10,350,000              14,183,515
    04-25-13                    4.00       10,770,000              14,064,346
    10-25-16                    5.00        8,890,000              12,551,903
                                                              ---------------
Total                                                              41,832,251
-----------------------------------------------------------------------------

GERMANY (9.0%)
Allgemeine Hypothekenbank Rheinboden
  (European Monetary Unit)
    09-02-09                    5.00        2,370,000(d)            3,141,534
Bayerische Landesbank
  (Japanese Yen) Sr Nts
    04-22-13                    1.40      399,000,000               3,400,889
Bundesrepublik Deutschland
  (European Monetary Unit)
    07-04-13                    3.75       13,930,000              17,925,652
    07-04-27                    6.50        8,890,000              15,342,892
    07-04-28                    4.75        2,245,000               3,177,537
    07-04-34                    4.75        5,980,000               8,572,333
DEPFA Deutsche Pfandbriefbank
  (European Monetary Unit)
    01-15-10                    5.50        2,390,000               3,231,329
Deutsche Bank
  (European Monetary Unit)
Sr Unsub
    07-28-09                    4.25          660,000                 858,820
Landesbank Berlin Girozentrale
  (European Monetary Unit)
    04-30-07                    5.00        2,300,000               2,971,810
Rheinische Hypothekenbank
  (European Monetary Unit)
    07-05-10                    5.75        2,450,000               3,363,710
                                                              ---------------
Total                                                              61,986,506
-----------------------------------------------------------------------------

GREECE (2.4%)
Hellenic Republic
  (European Monetary Unit)
    04-19-07                    4.65        6,935,000               8,945,667
    10-22-22                    5.90        4,860,000               7,413,688
                                                              ---------------
Total                                                              16,359,355
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON       PRINCIPAL                VALUE(a)
                                RATE         AMOUNT
IRELAND (2.4%)
Irish Govt
(European Monetary Unit)
    10-18-07                    4.25%      12,930,000         $    16,688,903
-----------------------------------------------------------------------------

ITALY (4.4%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
    11-01-07                    6.00       15,640,000              20,585,955
    11-01-26                    7.25        3,950,191               7,067,232
Telecom Italia Capital
    10-01-15                    5.25        1,050,000                 981,469
    11-15-33                    6.38        2,255,000               2,129,211
                                                              ---------------
Total                                                              30,763,867
-----------------------------------------------------------------------------

JAPAN (9.7%)
Development Bank of Japan
  (Japanese Yen)
    06-20-12                    1.40      785,000,000               6,732,500
Govt of Japan
  (Japanese Yen)
    12-21-09                    1.70    2,879,000,000              25,209,017
    09-20-10                    0.80    1,176,800,000               9,954,521
    06-20-12                    1.40      922,600,000               7,940,978
    12-20-12                    1.00    1,665,500,000              13,939,862
    12-20-14                    1.30      320,000,000               2,674,365
    12-20-34                    2.40       74,000,000                 630,407
                                                              ---------------
Total                                                              67,081,650
-----------------------------------------------------------------------------

MALAYSIA (0.3%)
Petronas Capital
    05-22-12                    7.00          315,000                 337,344
    05-22-12                    7.00        1,695,000(d)            1,816,865
                                                              ---------------
Total                                                               2,154,209
-----------------------------------------------------------------------------

MEXICO (0.8%)
Mexican Fixed Rate
  (Mexican Peso)
    12-24-09                    9.00       17,150,000               1,636,717
    12-20-12                    9.00       34,180,000               3,270,753
United Mexican States
    09-27-34                    6.75          315,000                 334,215
                                                              ---------------
Total                                                               5,241,685
-----------------------------------------------------------------------------

NETHERLANDS (3.0%)
Bank Nederlandse Gemeenten
  (British Pound) Sr Unsub
    08-06-07                    7.38        1,520,000               2,948,077
Govt of Netherlands
  (European Monetary Unit)
    01-15-08                    2.50       10,420,000              13,161,666
    07-15-12                    5.00        3,255,000               4,463,136
                                                              ---------------
Total                                                              20,572,879
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   167

RiverSource VP - Global Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON       PRINCIPAL                VALUE(a)
                                RATE         AMOUNT
NEW ZEALAND (1.0%)
Govt of New Zealand
  (New Zealand Dollar)
    11-15-06                    8.00%      10,440,000         $     6,852,585
-----------------------------------------------------------------------------

NORWAY (1.3%)
Govt of Norway
  (Norwegian Krone)
    05-16-11                    6.00       53,300,000               9,170,720
-----------------------------------------------------------------------------

POLAND (1.4%)
Republic of Poland
  (Polish Zloty)
    03-24-10                    5.75       30,340,000               9,988,707
-----------------------------------------------------------------------------

SOUTH AFRICA (0.3%)
Republic of South Africa
  (South African Rand)
    08-31-10                   13.00       13,390,000               2,120,640
-----------------------------------------------------------------------------

SOUTH KOREA (0.1%)
Korea Development Bank
  (Japanese Yen)
    06-25-08                    0.98       65,000,000                 554,715
-----------------------------------------------------------------------------

SPAIN (3.0%)
Caja de Ahorros y Monte de Piedad de Madrid
  (European Monetary Unit)
    03-25-11                    3.50        3,100,000               3,922,819
Govt of Spain
  (European Monetary Unit)
    07-30-09                    5.15       12,590,000              16,829,659
                                                              ---------------
Total                                                              20,752,478
-----------------------------------------------------------------------------

SUPRA-NATIONAL (1.0%)
European Investment Bank
  (British Pound)
    12-07-11                    5.50        3,410,000               6,640,443
-----------------------------------------------------------------------------

SWEDEN (0.5%)
Govt of Sweden
  (Swedish Krona)
    03-15-11                    5.25       25,140,000               3,708,236
-----------------------------------------------------------------------------

UNITED KINGDOM (4.6%)
BT Group
    12-15-10                    8.38          715,000                 797,532
HBOS Treasury Services
  (European Monetary Unit)
    02-12-09                    3.50        2,100,000               2,682,517
United Kingdom Treasury
  (British Pound)
    03-07-12                    5.00        8,033,000              15,555,547
    09-07-14                    5.00        6,705,000              13,139,675
                                                              ---------------
Total                                                              32,175,271
-----------------------------------------------------------------------------

UNITED STATES (37.6%)
Airgas
    10-01-11                    9.13           75,000                  78,281
American Tower
  Sr Nts
    10-15-12                    7.13           45,000                  45,563

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
UNITED STATES (CONT.)
ANR Pipeline
    03-15-10                    8.88%    $     75,000         $        78,679
Avis Budget Car Rental
  LLC/Finance Sr Nts
    05-15-14                    7.63           35,000(d)               33,250
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
    11-10-42                    5.04          650,000(f)              642,238
Banc of America Commercial Mtge
  Series 2005-4 Cl A5A
    07-10-45                    4.93        2,500,000(f)            2,405,075
Banc of America Commercial Mtge
  Series 2005-4 Cl ASB
    07-10-45                    4.87          975,000(f)              947,988
Banc of America Commercial Mtge
  Series 2006-2 Cl AAB
    05-10-45                    5.91        1,175,000(f)            1,200,536
Banc of America Commercial Mtge
  Series 2006-4 Cl AAB
    07-10-15                    5.60        1,300,000(f)            1,306,570
Banc of America Large Loan
  Series 2006-LAQ Cl E
    02-09-21                    5.75          675,000(d,f,h)          677,881
Banc of America Large Loan
  Series 2006-LAQ Cl F
    02-09-21                    5.81          750,000(d,f,h)          752,603
Banc of America Large Loan
  Series 2006-LAQ Cl G
    02-09-21                    5.90          525,000(d,f,h)          525,989
Bayerische Landesbank
  Sub Nts
    12-01-08                    5.88          800,000                 810,581
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
    03-13-40                    4.00          319,576(f)              308,004
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
    12-11-40                    5.41          600,000(f)              597,481
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
    10-12-42                    5.30          500,000(f)              481,525
Boise Cascade LLC
    10-15-14                    7.13           15,000                  13,950
Cadbury Schweppes US Finance LLC
    10-01-08                    3.88        1,885,000(d)            1,826,872
    10-01-13                    5.13          250,000(d)              240,965
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
    11-20-14                    4.46        1,857,476(d,f)          1,819,560
Capital Auto Receivables Asset Trust
  Series 2004-1 Cl CTFS
    09-15-10                    2.84          700,000                 684,032
Cardinal Health
    06-15-15                    4.00        1,110,000(k)              977,521
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
    11-15-30                    5.68        2,275,000(f)            2,312,813

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
UNITED STATES (CONT.)
Citigroup Commercial Mtge Trust
  Series 2005-C3 Cl A1
    05-15-43                    4.39%    $    855,666(f)      $       840,001
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
    09-20-51                    4.15        1,128,883(d,f)          1,106,189
Citigroup
  (European Monetary Unit) Sr Nts
    05-21-10                    3.88        3,355,000               4,306,871
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
    07-15-44                    5.40        1,075,000(f)            1,068,503
CMS Energy
  Sr Nts
    01-15-09                    7.50          150,000                 154,125
Colorado Interstate Gas
  Sr Nts
    03-15-15                    5.95           35,000                  32,924
    11-15-15                    6.80          200,000                 198,213
Comcast Cable Communications Holdings
    03-15-13                    8.38           48,000                  54,409
Commercial Mtge Pass-Through Ctfs
  Series 2006-CN2A Cl BFL
    02-05-19                    5.72          450,000(d,f,h)          452,503
Cott Beverages USA
    12-15-11                    8.00          435,000                 440,438
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-64CB Cl 1A1
    12-25-35                    5.50        2,257,050(f)            2,257,423
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
    04-25-35                    7.50          982,763(f)            1,019,067
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-22R Cl 1A2
    05-25-36                    6.00        2,300,000(f)            2,327,725
Credit Suisse Mtge Capital Ctfs
  Series 2006-C2 Cl A3
    03-15-39                    5.85        1,125,000(f)            1,144,839
CS First Boston Mtge Securities
  Series 2005-C4 Cl A1
    08-15-38                    4.77        1,922,744(f)            1,903,029
CS First Boston Mtge Securities
  Series 2005-C5 Cl A4
    08-15-38                    5.10        5,050,000(f)            4,921,192
DaimlerChrysler NA Holding
  (European Monetary Unit)
    01-16-07                    5.63          855,000               1,102,829
Denbury Resources
  Sr Sub Nts
    12-15-15                    7.50           25,000                  25,250
Devon Financing
    09-30-11                    6.88        1,035,000               1,097,604
Dex Media West LLC/Finance
  Sr Nts Series B
    08-15-10                    8.50           55,000                  56,375

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

168   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Global Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
UNITED STATES (CONT.)
DIRECTV Holdings LLC/Financing
  Sr Nts
    03-15-13                    8.38%    $     45,000         $        47,250
DRS Technologies
    02-01-16                    6.63          305,000                 296,612
Dunkin Securitization
  Series 2006-1 Cl A2 (AMBAC)
    06-20-31                    5.78        1,225,000(d,i)          1,239,200
Dynegy Holdings
    05-15-18                    7.13           20,000                  17,650
Dynegy Holdings
  Sr Unsecured
    05-01-16                    8.38           80,000(d)               78,800
Edison Mission Energy
  Sr Nts
    06-15-13                    7.50          145,000(d)              145,000
Erac USA Finance
    11-01-16                    6.20        1,695,000(d)            1,722,249
EXCO Resources
    01-15-11                    7.25          310,000                 301,475
Federal Home Loan Mtge Corp
    07-12-10                    4.13        7,195,000               6,967,874
Federal Home Loan Mtge Corp #A11799
    08-01-33                    6.50          118,286(f)              120,421
Federal Home Loan Mtge Corp #A15881
    11-01-33                    5.00          830,175(f)              799,447
Federal Home Loan Mtge Corp #E01377
    05-01-18                    4.50          615,447(f)              592,371
Federal Home Loan Mtge Corp #E91326
    09-01-17                    6.50          180,615(f)              183,839
Federal Home Loan Mtge Corp #E99967
    10-01-18                    5.00          644,221(f)              632,271
Federal Home Loan Mtge Corp #G01535
    04-01-33                    6.00          916,963(f)              923,927
Federal Home Loan Mtge Corp
  (European Monetary Unit)
    02-15-07                    4.63        4,285,000               5,517,317
Federal Natl Mtge Assn
    10-15-06                    4.38        3,025,000               3,020,997
Federal Natl Mtge Assn #254632
    02-01-18                    5.50        1,739,178(f)            1,737,020
Federal Natl Mtge Assn #254686
    04-01-18                    5.50        1,948,909(f)            1,945,657
Federal Natl Mtge Assn #254722
    05-01-18                    5.50        1,024,161(f)            1,022,452
Federal Natl Mtge Assn #255377
    08-01-34                    7.00          688,507(f)              707,109
Federal Natl Mtge Assn #357705
    02-01-35                    5.50        7,969,902(f)            7,838,748
Federal Natl Mtge Assn #360800
    01-01-09                    5.74          624,504(f)              627,721
Federal Natl Mtge Assn #440730
    12-01-28                    6.00          767,834(f)              774,563
Federal Natl Mtge Assn #555417
    05-01-33                    6.00        1,279,226(f)            1,285,786
Federal Natl Mtge Assn #555528
    04-01-33                    6.00        2,194,013(f)            2,203,325

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
UNITED STATES (CONT.)
Federal Natl Mtge Assn #555531
    06-01-33                    5.50%    $  2,864,380(f)      $     2,820,100
Federal Natl Mtge Assn #555734
    07-01-23                    5.00          596,146(f)              578,654
Federal Natl Mtge Assn #555740
    08-01-18                    4.50          324,978(f)              313,565
Federal Natl Mtge Assn #555851
    01-01-33                    6.50        5,043,557(f)            5,139,627
Federal Natl Mtge Assn #575487
    04-01-17                    6.50          408,702(f)              417,186
Federal Natl Mtge Assn #621581
    12-01-31                    6.50          362,156(f)              370,846
Federal Natl Mtge Assn #631315
    02-01-17                    5.50          223,192(f)              223,159
Federal Natl Mtge Assn #639965
    08-01-17                    6.00          779,098(f)              789,474
Federal Natl Mtge Assn #640996
    05-01-32                    7.50          288,393(f)              297,992
Federal Natl Mtge Assn #646147
    06-01-32                    7.00          207,897(f)              214,881
Federal Natl Mtge Assn #652284
    08-01-32                    6.50          226,869(f)              231,032
Federal Natl Mtge Assn #653145
    07-01-17                    6.00          145,302(f)              147,186
Federal Natl Mtge Assn #654121
    09-01-17                    6.00          551,651(f)              558,707
Federal Natl Mtge Assn #655589
    08-01-32                    6.50          981,778(f)            1,004,668
Federal Natl Mtge Assn #666424
    08-01-32                    6.50          190,642(f)              194,140
Federal Natl Mtge Assn #670461
    11-01-32                    7.50          189,081(f)              195,375
Federal Natl Mtge Assn #684595
    03-01-33                    6.00          892,362(f)              896,150
Federal Natl Mtge Assn #687583
    04-01-33                    6.00        2,466,167(f)            2,479,407
Federal Natl Mtge Assn #688034
    03-01-33                    5.50          292,808(f)              288,792
Federal Natl Mtge Assn #688691
    03-01-33                    5.50          487,027(f)              479,498
Federal Natl Mtge Assn #720786
    09-01-33                    5.50        1,019,699(f)            1,003,936
Federal Natl Mtge Assn #725162
    02-01-34                    6.00        2,281,804(f)            2,289,963
Federal Natl Mtge Assn #725232
    03-01-34                    5.00          912,127(f)              877,220
Federal Natl Mtge Assn #735029
    09-01-13                    5.28          681,391(f)              679,081
Federal Natl Mtge Assn #735883
    03-01-33                    6.00        6,240,074(b,f)          6,294,914
Federal Natl Mtge Assn #739474
    10-01-33                    5.50          650,480(f)              641,311
Federal Natl Mtge Assn #741850
    09-01-33                    5.50        1,725,176(f)            1,698,507
Federal Natl Mtge Assn #748110
    10-01-33                    6.50        1,845,946(f)            1,878,165

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
UNITED STATES (CONT.)
Federal Natl Mtge Assn #753507
    12-01-18                    5.00%    $  2,126,562(f)      $     2,088,316
Federal Natl Mtge Assn #755498
    11-01-18                    5.50        1,377,586(f)            1,375,879
Federal Natl Mtge Assn #756236
    01-01-34                    6.00        7,838,454(f)            7,887,485
Federal Natl Mtge Assn #756799
    11-01-33                    6.50          584,374(f)              595,598
Federal Natl Mtge Assn #756844
    02-01-19                    5.00          507,332(f)              497,571
Federal Natl Mtge Assn #757299
    09-01-19                    4.50        3,117,943(f)            2,999,340
Federal Natl Mtge Assn #759336
    01-01-34                    6.00        4,751,851(f)            4,781,166
Federal Natl Mtge Assn #783646
    06-01-34                    5.50          753,987(f)              741,580
Federal Natl Mtge Assn #791393
    10-01-19                    5.50        2,397,793(f)            2,392,264
Federal Natl Mtge Assn #886292
    07-01-36                    7.00        5,256,956(f)            5,397,306
FedEx
    08-15-09                    5.50          950,000                 954,877
Franklin Auto Trust
  Series 2004-1 Cl A3 (MBIA)
    03-15-12                    4.15          800,000(i)              788,694
GE Capital Commercial Mtge
  Series 2005-C1 Cl A5
    06-10-48                    4.77          500,000(f)              477,440
General Electric Capital Assurance
  Series 2003-1 Cl A3
    05-12-35                    4.77        1,775,000(d,f)          1,739,088
General Electric Capital
  (European Monetary Unit) Sr Unsub
    06-20-07                    5.13          740,000                 958,365
General Electric Capital
  (New Zealand Dollar)
    02-04-10                    6.63        4,365,000               2,820,036
Genworth Financial
  (Japanese Yen)
    06-20-11                    1.60      140,000,000               1,189,956
Georgia Gulf
  Sr Nts
    12-15-13                    7.13           40,000                  37,800
Georgia-Pacific
    06-15-15                    7.70           90,000                  89,213
GMAC LLC
    09-15-11                    6.88          150,000                 147,732
Govt Natl Mtge Assn #604708
    10-15-33                    5.50          722,290(f)              716,192
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl Cl
    01-20-32                   16.24          543,727(f,e)             60,637
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
    06-10-36                    4.88          500,000(f)              491,878

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   169

RiverSource VP - Global Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
UNITED STATES (CONT.)
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl A4
    07-10-38                    6.11%    $  2,900,000(f)      $     3,008,116
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl AAB
    07-10-38                    6.11          400,000(f)              413,206
GS Mtge Securities II
  Series 2004-GG2 Cl A4
    08-10-38                    4.96          900,000(f)              887,713
GS Mtge Securities II
  Series 2006-GG6 Cl A4
    04-10-38                    5.55        4,000,000(f)            4,023,878
Hertz Vehicle Financing LLC
  Series 2004-1A Cl A3 (MBIA)
    05-25-09                    2.85          600,000(d,i)            579,531
IPALCO Enterprises
  Secured
    11-14-08                    8.38          140,000                 144,550
ITT
    11-15-15                    7.38          460,000                 489,900
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
    10-12-37                    4.37        1,057,047(f)            1,036,338
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
    07-12-37                    5.26        1,075,000(f)            1,067,251
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
    10-15-37                    4.13          306,667(f)              295,663
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
    03-12-39                    3.97          394,540(f)              381,900
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A2
    03-12-39                    4.77        1,625,000(f)            1,572,426
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl A4
    04-15-43                    5.48        1,100,000(f)            1,098,769
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl ASB
    04-15-43                    5.49        1,375,000(f)            1,377,455
Kraft Foods
  Sr Unsecured
    11-01-11                    5.63        3,735,000               3,757,148
L-3 Communications
    06-15-12                    7.63           80,000                  81,600
    07-15-13                    6.13           75,000                  72,188
L-3 Communications
  Sr Sub Nts
  Series B
    10-15-15                    6.38          195,000                 187,688
LaBranche & Co
  Sr Nts
    05-15-12                   11.00          195,000                 209,138
Lamar Media
    01-01-13                    7.25          114,000                 113,145
    08-15-15                    6.63          191,000                 179,063

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
UNITED STATES (CONT.)
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
    03-15-29                    3.97%    $    650,000(f)      $       609,401
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A1
    08-15-29                    3.88        1,099,229(f)            1,071,894
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
    12-15-29                    4.20        1,000,000(f)              969,340
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl AAB
    09-15-30                    4.93        1,800,000(f)            1,756,548
LB-UBS Commercial Mtge Trust
  Series 2006-C4 Cl AAB
    06-15-32                    6.07          925,000(f)              954,128
Merrill Lynch Mtge Trust
  Series 2006-C1 Cl A4
    05-12-39                    5.84        2,175,000(f)            2,217,752
MGM MIRAGE
    10-01-09                    6.00           25,000                  24,344
MGM MIRAGE
  Sr Nts
    02-27-14                    5.88          125,000                 113,749
Midwest Generation LLC
  Series B
    01-02-16                    8.56           34,227                  36,366
Mohegan Tribal Gaming Authority
    02-15-15                    6.88           75,000                  71,625
Mohegan Tribal Gaming Authority
  Sr Nts
    02-15-13                    6.13           30,000                  28,613
Mohegan Tribal Gaming Authority
  Sr Sub Nts
    04-01-12                    8.00           50,000                  51,563
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
    06-13-41                    4.34          825,000(f)              804,416
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
    04-14-40                    4.59          690,000(f)              665,422
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
    09-15-42                    5.23        1,100,000(f)            1,080,903
Morgan Stanley Capital I
  Series 2005-T19 Cl AAB
    06-12-47                    4.85        1,900,000(f)            1,848,808
Morgan Stanley Capital I
  Series 2006-T23 Cl AAB
    08-12-41                    5.97          775,000(f)              796,494
Morgan Stanley Capital I
  Series 2006-XLF Cl A2
    07-15-19                    5.53        1,500,000(d,f,h)        1,500,000
Morgan Stanley Dean Witter Capital I
  Series 2002-TOP7 Cl A2
    01-15-39                    5.98        2,425,000(f)            2,496,735
News America
    12-15-35                    6.40        1,400,000               1,341,554

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
UNITED STATES (CONT.)
Nextel Communications
  Sr Nts Series F
    03-15-14                    5.95%    $  1,965,000         $     1,910,401
NRG Energy
    02-01-14                    7.25          180,000                 177,749
Omnicare
  Sr Sub Nts
    12-15-13                    6.75          345,000                 331,200
    12-15-15                    6.88          160,000                 153,000
Pioneer Natural Resources
    05-01-18                    6.88          550,000                 543,070
Pioneer Natural Resources
  Sr Nts
    07-15-16                    5.88          300,000                 279,842
Pokagon Gaming Authority
  Sr Nts
    06-15-14                   10.38           50,000(d)               52,875
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
    06-25-35                    4.49          560,000                 551,517
Pride Intl
  Sr Nts
    07-15-14                    7.38          255,000                 259,463
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
    02-11-36                    3.67          777,411(f)              744,669
Prudential Financial
    09-20-14                    5.10        1,250,000               1,208,171
Qwest
    03-15-12                    8.88          265,000                 286,863
Qwest
  Sr Nts
    10-01-14                    7.50          220,000(d)              224,125
Range Resources
    03-15-15                    6.38          195,000                 186,225
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
    02-25-36                    5.57          855,000                 852,076
Southern Natural Gas
    03-15-10                    8.88          100,000                 104,905
Southern Star Central
    03-01-16                    6.75          300,000(d)              294,375
Stone Energy
  Sr Nts
    07-15-10                    8.24          190,000(d,h)            188,100
Toyota Motor Credit
  (Japanese Yen) Sr Unsub
    06-09-08                    0.75      410,000,000               3,499,575
Transcontinental Gas Pipe Line
  Series B
    08-15-11                    7.00           85,000                  86,806
Transcontinental Gas Pipe Line
  Sr Nts
    04-15-16                    6.40          171,000(d)              166,511
Triad Hospitals
  Sr Nts
    05-15-12                    7.00          125,000                 122,813

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

170   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Global Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
UNITED STATES (CONT.)
Triad Hospitals
  Sr Sub Nts
    11-15-13                    7.00%    $    160,000         $       152,800
U.S. Treasury
    11-30-07                    4.25        2,765,000               2,742,319
    02-15-08                    3.38        1,055,000               1,032,994
    05-31-08                    4.88        3,155,000               3,156,972
    08-15-09                    4.88        1,985,000               1,993,994
    08-15-23                    6.25        5,305,000               6,082,931
    02-15-26                    6.00        5,110,000(k)            5,771,505
U.S. Treasury Inflation-Indexed Bond
    01-15-07                    3.38        6,787,021(j)            6,784,526
United Auto Group
    03-15-12                    9.63          155,000                 163,138
UnitedHealth Group
  Sr Unsecured
    03-15-11                    5.25        2,495,000               2,481,090
Valor Telecommunications Enterprises LLC/Finance
    02-15-15                    7.75           50,000                  52,750
Verizon Pennsylvania
  Series A
    11-15-11                    5.65       10,360,000              10,320,010
Wachovia Bank Commercial Mtge Trust
  Series 2003-C4 Cl A2
    04-15-35                    4.57        2,525,000(f)            2,450,720
Wachovia Bank Commercial Mtge Trust
  Series 2003-C8 Cl A2
    11-15-35                    3.89          750,000(f)              728,087
Wachovia Bank Commercial Mtge Trust
  Series 2005-C20 Cl A5
    07-15-42                    5.09          925,000(f)              914,984

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
UNITED STATES (CONT.)
Wachovia Bank Commercial Mtge Trust
  Series 2006-C24 Cl APB
    03-15-45                    5.58%    $  1,000,000(f)      $     1,009,895
Wachovia Bank Commercial Mtge Trust
  Series 2006-C25 Cl APB2
    05-15-43                    5.95          925,000(f)              945,951
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl A3
    07-15-45                    5.77          700,000(f)              699,587
Wachovia Bank Commercial Mtge Trust
  Series 2006-C27 Cl APB
    07-15-45                    5.73        1,200,000(f)            1,200,144
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
    12-25-45                    5.51          836,930(f,g)            837,298
Wells Fargo Bank
  Sub Nts
    08-26-36                    5.95          850,000                 855,942
Williams Companies
  Sr Nts
     07-15-19                   7.63          904,000                 917,560
Windstream
  Sr Nts
     08-01-16                   8.63          235,000(d)              248,513
XTO Energy
     01-31-15                   5.00          920,000                 871,551
                                                              ---------------
Total                                                             260,314,409
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $661,576,825)                                          $   673,229,501
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (4.9%)
------------------------------------------------------------------------------

ISSUER                       EFFECTIVE      AMOUNT                   VALUE(a)
                               YIELD      PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
Barton Capital
    09-01-06                    5.27%    $  7,700,000(l)      $     7,698,873
Deer Valley Funding LLC
    09-26-06                    5.30        3,000,000               2,988,560
Ebury Finance LLC
    09-14-06                    5.31        5,000,000               4,989,694
Fairway Finance
    09-13-06                    5.27       10,000,000(l)            9,981,005
Sheffield Receivables
    09-06-06                    5.25        8,000,000(l)            7,993,000
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $33,656,064)                                           $    33,651,132
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $695,232,889)(m)                                       $   706,880,633
=============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,251,579.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $20,936,732 or 3.0% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   171

RiverSource VP - Global Bond Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      MBIA -- MBIA Insurance Corporation

(j) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                       NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      Euro-Bund, Sept. 2006, 10-year                         $     2,200,000
      U.S. Long Bond, Dec. 2006, 20-year                           5,500,000
      U.S. Treasury Note, Dec. 2006, 2-year                       31,400,000

      SALE CONTRACTS
      U.S. Treasury Note, Dec. 2006, 10-year                       6,500,000

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $25,672,878 or 3.7% of net assets.

(m) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $695,813,485 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $19,568,956
      Unrealized depreciation                                     (8,501,808)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                $11,067,148
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

172   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Global Inflation Protected Securities Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
BONDS (95.5%)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                 VALUE(a)
                               RATE        AMOUNT
CANADA (3.0%)
Govt of Canada
  (Canadian Dollar)
    12-01-26                    4.25%       9,083,693(b,c)       $ 11,964,115
-----------------------------------------------------------------------------

FRANCE (9.9%)
Govt of France
  (European Monetary Unit)
    07-25-12                    3.00       17,484,381(b,c)         24,323,856
    07-25-20                    2.25       11,372,514(b,c)         15,567,634
                                                                 ------------
Total                                                              39,891,490
-----------------------------------------------------------------------------

GERMANY (2.0%)
Deutsche Bundesrepublik
  (European Monetary Unit)
    04-15-16                    1.50        6,289,659(b,c)          7,938,518
-----------------------------------------------------------------------------

ITALY (6.9%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
    09-15-10                    0.95       12,709,024(b,c)         15,909,955
    09-15-35                    2.35        8,727,003(b,c)         11,924,737
                                                                 ------------
Total                                                              27,834,692
-----------------------------------------------------------------------------

JAPAN (3.2%)
Govt of Japan
  (Japanese Yen)
    03-20-07                    0.50    1,518,000,000(c)           12,948,272
-----------------------------------------------------------------------------

SWEDEN (1.9%)
Govt of Sweden
  (Swedish Krone)
    12-01-28                    3.50       38,830,000(c,e)          7,837,293
-----------------------------------------------------------------------------

UNITED KINGDOM (16.8%)
United Kingdom Gilt Inflation Linked
  (British Pound)
    07-26-16                    2.50        3,210,000(c,e)         16,018,892
    04-16-20                    2.50        5,810,000(c,e)         29,824,426
    07-22-30                    4.13        4,900,000(c,e)         22,023,776
                                                                 ------------
Total                                                              67,867,094
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
UNITED STATES (51.8%)
Federal Home Loan Bank
    02-08-08                    4.63%    $  1,000,000            $    993,192
Federal Home Loan Mtge Corp
    10-15-08                    5.13        1,100,000               1,101,520
    07-15-09                    4.25        1,000,000                 979,135
    07-12-10                    4.13        1,000,000                 968,433
Federal Natl Mtge Assn
    05-15-07                    3.88        1,000,000                 990,260
    08-15-08                    3.25        1,000,000                 966,830
    10-15-08                    4.50        4,000,000               3,954,848
Tennessee Valley Authority
    01-15-07                    3.38        6,402,850(b)            6,394,542
U.S. Treasury Inflation-Indexed Bond
    01-15-07                    3.38       32,276,767(b)           32,264,903
    07-15-12                    3.00       19,041,750(b)           19,820,439
    01-15-14                    2.00       19,863,363(b)           19,506,907
    07-15-14                    2.00       16,333,460(b)           16,030,798
    01-15-15                    1.63       16,814,696(b)           16,013,774
    01-15-16                    2.00       27,083,719(b)           26,517,140
    07-15-16                    2.50        7,685,420(b)            7,859,788
    01-15-25                    2.38       15,149,486(b)           15,464,131
    04-15-28                    3.63       22,165,248(b)           27,612,212
    04-15-29                    3.88        8,595,924(b)           11,171,304
                                                                 ------------
Total                                                             208,610,156
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $376,386,166)                                             $384,891,630
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (6.2%)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
    09-01-06                    5.28%    $  7,000,000            $  6,998,973
Chariot Funding LLC
    09-25-06                    5.27        5,000,000(d)            4,981,771
Ciesco LP
    09-25-06                    5.28        5,000,000(d)            4,981,736
Park Granada LLC
    09-01-06                    5.28        5,000,000(d)            4,999,267
Sheffield Receivables
    09-06-06                    5.25        3,000,000(d)            2,997,375
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $24,962,779)                                              $ 24,959,122
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $401,348,945)(f)                                          $409,850,752
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   173

RiverSource VP - Global Inflation Protected Securities Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $17,960,149 or 4.5% of net assets.

(e) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(f) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $415,583,762 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $            --
      Unrealized depreciation                                      (5,733,010)
      ------------------------------------------------------------------------
      Net unrealized depreciation                              $   (5,733,010)
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

174   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Growth Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (95.1%)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Boeing                                         44,792         $     3,354,921
Honeywell Intl                                 77,792               3,012,106
Lockheed Martin                                16,066               1,327,052
                                                                 ------------
Total                                                               7,694,079
-----------------------------------------------------------------------------

AIRLINES (0.2%)
UAL                                            54,292(b)            1,357,300
-----------------------------------------------------------------------------

BEVERAGES (2.0%)
Coca-Cola                                      62,578               2,804,120
PepsiCo                                       147,752               9,645,251
                                                                 ------------
Total                                                              12,449,371
-----------------------------------------------------------------------------

BIOTECHNOLOGY (5.0%)
Amgen                                         153,837(b)           10,450,147
Biogen Idec                                   186,050(b)            8,212,247
Genentech                                     143,643(b)           11,853,421
                                                                 ------------
Total                                                              30,515,815
-----------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
KKR Private Equity
   Investors LP Unit                           58,766(b)            1,327,524
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (6.8%)
Cisco Systems                                 887,803(b)           19,522,788
Juniper Networks                                7,500(b)              110,025
Lucent Technologies                         4,111,954(b)            9,580,853
Motorola                                      358,405               8,379,509
Nortel Networks                             1,393,237(b,c)          2,911,865
Sonus Networks                                263,439(b)            1,280,314
                                                                 ------------
Total                                                              41,785,354
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.5%)
Apple Computer                                    177(b)               12,009
Dell                                          112,897(b)            2,545,828
EMC                                            97,976(b)            1,141,420
Hewlett-Packard                               141,647               5,178,615
                                                                 ------------
Total                                                               8,877,872
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
BellSouth                                      41,473               1,688,781
Embarq                                        170,519(b)            8,039,970
Verizon Communications                         35,010               1,231,652
Windstream                                    270,563               3,571,432
                                                                 ------------
Total                                                              14,531,835
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Safeway                                       161,354               4,990,679
Wal-Mart Stores                                30,493               1,363,647
                                                                 ------------
Total                                                               6,354,326
-----------------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
General Mills                                  24,174               1,310,956
Kellogg                                       120,338               6,101,137
                                                                 ------------
Total                                                               7,412,093
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Boston Scientific                             727,468(b)         $ 12,687,042
Medtronic                                      60,086               2,818,033
                                                                 ------------
Total                                                              15,505,075
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.1%)
Cardinal Health                               117,916               7,949,897
CIGNA                                          16,514               1,867,238
HCA                                           154,004               7,595,477
HealthSouth                                   258,595(b)            1,258,065
UnitedHealth Group                            244,046              12,678,189
                                                                 ------------
Total                                                              31,348,866
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (3.9%)
Colgate-Palmolive                             127,265               7,618,083
Procter & Gamble                              215,396              13,333,012
Spectrum Brands                               377,483(b)            3,004,765
                                                                 ------------
Total                                                              23,955,860
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.9%)
General Electric                              339,462              11,562,076
-----------------------------------------------------------------------------

INSURANCE (2.4%)
ACE                                            64,683(c)            3,483,826
American Intl Group                           171,362              10,936,323
                                                                 ------------
Total                                                              14,420,149
-----------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.9%)
eBay                                           88,133(b)            2,455,385
Google Cl A                                    53,288(b,e)         20,171,107
Yahoo!                                         44,762(b)            1,290,041
                                                                 ------------
Total                                                              23,916,533
-----------------------------------------------------------------------------

IT SERVICES (0.4%)
First Data                                     51,114               2,196,369
-----------------------------------------------------------------------------

MACHINERY (0.3%)
Deere & Co                                      7,333                 572,707
Flowserve                                      28,560(b)            1,460,559
                                                                 ------------
Total                                                               2,033,266
-----------------------------------------------------------------------------

MEDIA (14.0%)
Cablevision Systems Cl A                      123,684               2,879,364
Comcast Cl A                                  205,294(b)            7,185,290
Liberty Global Cl A                           445,357(b)           10,514,878
Liberty Global Series C                       141,687(b)            3,270,136
News Corp Cl A                                191,837               3,650,658
NTL                                         1,957,320              51,849,406
Viacom Cl B                                    46,461(b)            1,686,534
Vivendi                                       113,537(c)            3,905,179
WorldSpace Cl A                                75,259(b)              159,549
XM Satellite Radio
  Holdings Cl A                                41,779(b)              541,456
                                                                 ------------
Total                                                              85,642,450
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
METALS & MINING (1.3%)
Coeur d'Alene Mines                           752,691(b)         $  4,087,112
Newmont Mining                                 76,660               3,928,825
                                                                 ------------
Total                                                               8,015,937
-----------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Federated Department Stores                    71,959               2,733,003
Target                                         29,167               1,411,391
                                                                 ------------
Total                                                               4,144,394
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.0%)
Chevron                                        26,000               1,674,400
ConocoPhillips                                 24,970               1,583,847
Exxon Mobil                                   223,489              15,123,501
                                                                 ------------
Total                                                              18,381,748
-----------------------------------------------------------------------------

PHARMACEUTICALS (9.0%)
AstraZeneca                                    74,090(c)            4,801,678
Bristol-Myers Squibb                          266,370               5,793,548
Eli Lilly & Co                                 26,320               1,472,078
Johnson & Johnson                             125,042               8,085,215
Merck & Co                                    120,259               4,876,502
Novartis ADR                                   30,122(c)            1,720,569
Pfizer                                        806,480              22,226,588
Schering-Plough                               133,223               2,791,022
Teva Pharmaceutical
  Inds ADR                                     93,031(c)            3,233,758
                                                                 ------------
Total                                                              55,000,958
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
Advanced Micro Devices                         42,012(b)            1,049,880
Freescale
  Semiconductor Cl A                          285,735(b)            8,772,065
Freescale
  Semiconductor Cl B                           54,640(b)            1,688,922
Integrated Device
  Technology                                  184,770(b)            3,183,587
Intel                                         143,824               2,810,321
                                                                 ------------
Total                                                              17,504,775
-----------------------------------------------------------------------------

SOFTWARE (4.2%)
Adobe Systems                                  32,399(b)            1,051,024
BEA Systems                                    47,322(b)              649,731
Microsoft                                     580,123              14,903,359
Symantec                                      473,726(b)            8,830,253
                                                                 ------------
Total                                                              25,434,367
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.3%)
Countrywide Financial                          59,816               2,021,781
-----------------------------------------------------------------------------

TOBACCO (2.8%)
Altria Group                                  165,445              13,819,620
Imperial Tobacco Group ADR                     48,251(c)            3,335,592
                                                                 ------------
Total                                                              17,155,212
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   175

RiverSource VP - Growth Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
WIRELESS TELECOMMUNICATION SERVICES (14.9%)
ALLTEL                                        365,184            $ 19,796,625
Hutchison
  Telecommunications Intl                   2,725,075(b,c)          4,807,451
Orascom Telecom
  Holding GDR                                 125,564(c)            6,717,674
Sprint Nextel                               2,377,051              40,219,702
Vodafone Group                              8,143,137(c)           17,635,469
Vodafone Group ADR                             79,619(c)            1,730,917
                                                                 ------------
Total                                                              90,907,838
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $579,169,074)                                             $581,453,223
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
OPTIONS PURCHASED (0.3%)
------------------------------------------------------------------------------

ISSUER                         CONTRACTS   EXERCISE   EXPIRATION    VALUE(a)
                                             PRICE       DATE
PUTS
Google Cl A                          200   $    380    Dec. 2006   $  441,000
S&P 500 Index                      3,307        123    Dec. 2006      396,840
S&P 500 Index                      5,843        125    Dec. 2006      905,665
-----------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $3,427,453)                                                 $1,743,505
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (4.7%)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
    09-01-06                    5.28%    $  4,100,000            $  4,099,399
Chariot Funding LLC
    09-25-06                    5.27       10,000,000(d)            9,963,541
Nieuw Amsterdam
    09-25-06                    5.28       10,000,000(d)            9,963,472
Solitaire Funding LLC
    09-18-06                    5.27        5,000,000(d)            4,986,850
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $29,017,514)                                              $ 29,013,262
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $611,614,041)(f)                                          $612,209,990
=============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 8.9% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $24,913,863 or 4.1% of net assets.

(e) At Aug. 31, 2006, securities valued at $11,355,900 were held to cover open call options written as follows (see Note 8 to the financial statements):

      ISSUER                   CONTRACTS   EXERCISE   EXPIRATION     VALUE(a)
                                            PRICE        DATE
      ------------------------------------------------------------------------
      Google Cl A                 300       $420.00    Dec. 2006     $313,500

(f) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $624,448,543 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 18,645,754
      Unrealized depreciation                                     (30,884,307)
      ------------------------------------------------------------------------
      Net unrealized depreciation                                $(12,238,553)
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

176   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - High Yield Bond Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
BONDS (90.1%)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE        AMOUNT
AEROSPACE & DEFENSE (2.8%)

Communications & Power Inds
  Sr Sub Nts
    02-01-12                    8.00%    $  6,955,000            $  7,007,162
CPI Intl
  Sr Nts
    02-01-15                   11.30        4,200,000(g)            4,326,000
DRS Technologies
    02-01-16                    6.63        3,185,000               3,097,413
    02-01-18                    7.63        2,410,000               2,410,000
DRS Technologies
  Sr Sub Nts
    11-01-13                    6.88        3,915,000               3,797,550
L-3 Communications
    06-15-12                    7.63        4,425,000               4,513,500
    07-15-13                    6.13        1,010,000                 972,125
L-3 Communications
  Sr Sub Nts
  Series B
    10-15-15                    6.38        6,450,000               6,208,125
TransDigm
  Sr Sub Nts
    07-15-14                    7.75          865,000(d)              858,513
                                                                 ------------
Total                                                              33,190,388
-----------------------------------------------------------------------------

AUTOMOTIVE (4.2%)
Ford Motor Credit
    06-16-08                    6.63       12,050,000              11,849,886
Ford Motor Credit
  Sr Nts
    08-10-11                    9.88        5,459,000               5,683,419
GMAC
    04-15-16                    7.70        9,130,000               7,760,500
GMAC LLC
    09-15-11                    6.88       15,230,000              14,999,707
Insurance Auto Auctions
    04-01-13                   11.00        9,255,000               9,208,725
                                                                 ------------
Total                                                              49,502,237
-----------------------------------------------------------------------------

BROKERAGE (1.0%)
LaBranche & Co
  Sr Nts
    05-15-09                    9.50          830,000                 865,275
    05-15-12                   11.00       10,120,000              10,853,700
                                                                 ------------
Total                                                              11,718,975
-----------------------------------------------------------------------------

BUILDING MATERIALS (1.9%)
Ainsworth Lumber
    10-01-12                    7.25        2,781,000(c)            2,044,035
Gibraltar Inds
  Sr Sub Nts
    12-01-15                    8.25        4,175,000(d,g)          4,107,156
Interline Brands
  Sr Sub Nts
    06-15-14                    8.13        3,460,000               3,485,950

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                VALUE(a)
                               RATE         AMOUNT
BUILDING MATERIALS (CONT.)
Norcraft Companies LP/Finance
  Sr Sub Nts
    11-01-11                    9.00%    $  3,310,000            $  3,326,550
Norcraft Holdings LP/Capital
  Sr Disc Nts (Zero coupon through 09-01-08,
  thereafter 9.75%)
    09-01-12                   10.20        7,935,000(h)            6,427,350
Nortek
  Sr Sub Nts
    09-01-14                    8.50        2,693,000               2,504,490
Ply Gem Inds
  Sr Sub Nts
    02-15-12                    9.00        1,460,000               1,182,600
                                                                 ------------
Total                                                              23,078,131
-----------------------------------------------------------------------------

CHEMICALS (4.7%)
Chemtura
    06-01-16                    6.88        2,550,000               2,467,125
Crystal US Holdings 3 LLC/Sub3
  Sr Disc Nts Series B
  (Zero coupon through 10-01-09,
  thereafter 10.50%)
    10-01-14                    8.76        6,233,000(h)            4,970,818
Georgia Gulf
  Sr Nts
    12-15-13                    7.13        9,720,000               9,185,400
Hexion US Finance/Nova Scotia
  Secured
    07-15-14                    9.00        5,700,000               5,728,500
INEOS Group Holdings
  Sr Sub Nts
    02-15-16                    8.50        7,415,000(c,d)          7,044,250
INVISTA
    05-01-12                    9.25       13,955,000(d)           14,652,750
NALCO
  Sr Nts
    11-15-11                    7.75        2,490,000               2,533,575
NALCO
  Sr Sub Nts
    11-15-13                    8.88        3,845,000               3,960,350
PQ
    02-15-13                    7.50        5,532,000               5,296,890
                                                                 ------------
Total                                                              55,839,658
-----------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.9%)
Case New Holland
    03-01-14                    7.13        6,475,000               6,394,063
United Rentals North America
  Sr Sub Nts
    02-15-14                    7.00        4,730,000               4,339,775
                                                                 ------------
Total                                                              10,733,838
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
CONSUMER PRODUCTS (2.4%)
AAC Group Holding
  Sr Disc Nts
  (Zero coupon through 10-01-08,
  thereafter 10.25%)
    10-01-12                   10.28%    $  4,225,000(h)         $  3,390,563
Sealy Mattress
  Sr Sub Nts
    06-15-14                    8.25        7,980,000               8,059,800
Spectrum Brands
  Sr Sub Nts
    10-01-13                    8.50        8,765,000               7,285,906
Visant Holding
  Sr Disc Nts (Zero coupon through 12-01-08,
  thereafter 10.25%)
    12-01-13                   10.14        3,350,000(h)            2,705,125
Visant Holding
  Sr Nts
    12-01-13                    8.75        7,655,000(d)            7,501,900
                                                                 ------------
Total                                                              28,943,294
-----------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.0%)
ALH Finance LLC
  Sr Sub Nts
    01-15-13                    8.50        1,182,000               1,155,405
Covalence Specialty Materials
  Sr Sub Nts
    03-01-16                   10.25        3,600,000(d)            3,465,000
RBS Global & Rexnord
    08-01-14                    9.50        3,200,000(d)            3,224,000
TriMas
    06-15-12                    9.88        4,775,000               4,524,313
                                                                 ------------
Total                                                              12,368,718
-----------------------------------------------------------------------------

ELECTRIC (3.7%)
Dynegy Holdings
    05-15-18                    7.13        4,885,000               4,311,013
Dynegy Holdings
  Sr Unsecured
    05-01-16                    8.38        7,510,000(d)            7,397,350
Edison Mission Energy
  Sr Nts
    06-15-13                    7.50          500,000(d)              500,000
    06-15-16                    7.75        8,675,000(d)            8,674,999
Midwest Generation LLC
  Series B
    01-02-16                    8.56        3,993,082               4,242,650
Mirant Americas Generation LLC
  Sr Nts
    05-01-11                    8.30        4,315,000               4,315,000
Mirant North America LLC
    12-31-13                    7.38        5,390,000               5,336,100

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   177

RiverSource VP - High Yield Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
ELECTRIC (CONT.)
NRG Energy
    02-01-14                    7.25%    $  5,575,000            $  5,505,313
    02-01-16                    7.38        2,785,000               2,743,225
Reliant Energy
  Secured
    12-15-14                    6.75        1,705,000               1,611,225
                                                                 ------------
Total                                                              44,636,875
-----------------------------------------------------------------------------

ENTERTAINMENT (1.2%)
AMC Entertainment
    02-01-16                   11.00        7,570,000               8,222,912
United Artists Theatre Circuit
  Series AU4
    07-01-15                    9.30        2,044,150(i)            2,125,916
United Artists Theatre Circuit
  Series AV2
    07-01-15                    9.30          665,335(i)              691,949
Universal City Florida Holdings I/II
  Sr Nts
    05-01-10                   10.24        3,655,000(g)            3,737,237
                                                                 ------------
Total                                                              14,778,014
-----------------------------------------------------------------------------

ENVIRONMENTAL (1.5%)
Allied Waste North America
  Secured
    05-15-16                    7.13        3,220,000(d)            3,131,450
Allied Waste North America
  Sr Nts
    04-15-13                    7.88        1,920,000               1,944,000
Clean Harbors
    07-15-12                   11.25        3,872,000               4,356,000
Waste Services
  Sr Sub Nts
    04-15-14                    9.50        4,359,000               4,446,180
WCA Waste
  Sr Nts
    06-15-14                    9.25        3,410,000(d)            3,486,725
                                                                 ------------
Total                                                              17,364,355
-----------------------------------------------------------------------------

FOOD AND BEVERAGE (2.6%)
ASG Consolidated LLC/Finance
  Sr Disc Nts (Zero coupon through 11-01-08,
  thereafter 11.50%)
    11-01-11                   12.16       11,075,000(h)            9,607,563
Constellation Brands
    09-01-16                    7.25        3,860,000               3,879,300
Cott Beverages USA
    12-15-11                    8.00        9,731,000               9,852,637
Pinnacle Foods Group
  Sr Sub Nts
    12-01-13                    8.25        7,860,000               7,722,450
                                                                 ------------
Total                                                              31,061,950
-----------------------------------------------------------------------------

GAMING (4.6%)
Boyd Gaming
  Sr Sub Nts
    04-15-14                    6.75        8,555,000               8,063,087
    02-01-16                    7.13          814,000                 774,318

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
GAMING (CONT.)
CCM Merger
    08-01-13                    8.00%    $  1,311,000(d)         $  1,255,283
Circus & Eldorado Jt Venture/Silver Legacy Capital
  1st Mtge
    03-01-12                   10.13        3,175,000               3,333,750
Majestic Star Casino LLC/Capital
    10-15-10                    9.50        3,770,000               3,878,388
MGM MIRAGE
  Sr Nts
    02-27-14                    5.88       14,485,000              13,181,349
Mohegan Tribal Gaming Authority
  Sr Nts
    02-15-13                    6.13        4,680,000               4,463,550
Pokagon Gaming Authority
  Sr Nts
    06-15-14                   10.38        6,300,000(d)            6,662,250
Tunica-Biloxi Gaming Authority
  Sr Unsecured
    11-15-15                    9.00        6,275,000(d)            6,447,563
Wheeling Island Gaming
    12-15-09                   10.13          560,000                 575,400
Wynn Las Vegas LLC/Capital
  1st Mtge
    12-01-14                    6.63        6,390,000               6,102,450
                                                                 ------------
Total                                                              54,737,388
-----------------------------------------------------------------------------

GAS PIPELINES (3.0%)
ANR Pipeline
    03-15-10                    8.88        1,665,000               1,746,663
Colorado Interstate Gas
  Sr Nts
    03-15-15                    5.95        5,275,000               4,962,076
    11-15-15                    6.80        2,100,000               2,081,239
Southern Natural Gas
    03-15-10                    8.88        5,625,000               5,900,889
Southern Star Central
    03-01-16                    6.75        4,260,000(d)            4,180,125
Williams Companies
  Sr Nts
    07-15-19                    7.63       16,820,000              17,072,301
                                                                 ------------
Total                                                              35,943,293
-----------------------------------------------------------------------------

HEALTH CARE (8.7%)
Community Health Systems
  Sr Sub Nts
    12-15-12                    6.50        6,060,000               5,666,100
DaVita
    03-15-15                    7.25        9,475,000               9,285,500
HCA
    02-15-16                    6.50        6,270,000               4,937,625
HealthSouth
  Sr Nts
    06-15-16                   10.75        6,640,000(d)            6,789,400
IASIS Healthcare LLC/Capital
  Sr Sub Nts
    06-15-14                    8.75        8,373,000               7,975,283

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
HEALTH CARE (CONT.)
LifeCare Holdings
  Sr Sub Nts
    08-15-13                    9.25%    $  4,800,000            $  3,600,000
MedCath Holdings
  Sr Nts
    07-15-12                    9.88        8,805,000               9,333,299
Omnicare
  Sr Sub Nts
    12-15-13                    6.75        3,975,000               3,816,000
    12-15-15                    6.88        4,920,000               4,704,750
Select Medical
    02-01-15                    7.63       11,264,000               9,743,359
    09-15-15                   10.82        6,296,000(d,g)          5,792,320
Triad Hospitals
  Sr Nts
    05-15-12                    7.00        7,970,000               7,830,525
Triad Hospitals
  Sr Sub Nts
    11-15-13                    7.00        4,880,000               4,660,400
US Oncology
    08-15-14                   10.75        2,215,000               2,408,813
US Oncology
  Sr Nts
    03-15-15                   10.32        6,780,000(g)            6,881,700
Vanguard Health Holding I LLC
  Sr Disc Nts (Zero coupon through 10-01-09,
  thereafter 11.25%)
    10-01-15                   10.69        4,665,000(h)            3,358,800
Vanguard Health Holding II LLC
  Sr Sub Nts
    10-01-14                    9.00        7,405,000               7,182,850
                                                                 ------------
Total                                                             103,966,724
-----------------------------------------------------------------------------

HOME CONSTRUCTION (1.5%)
K Hovnanian Enterprises
    05-15-16                    7.50        1,980,000               1,821,600
Meritage Homes
    03-15-15                    6.25        6,375,000               5,402,813
Standard-Pacific
  Sr Nts
    08-15-15                    7.00        5,790,000               5,080,725
Stanley-Martin Communities LLC
    08-15-15                    9.75        2,466,000               1,923,480
William Lyon Homes
  Sr Nts
    02-15-14                    7.50        4,180,000               3,333,550
                                                                 ------------
Total                                                              17,562,168
-----------------------------------------------------------------------------

INDEPENDENT ENERGY (6.4%)
Chaparral Energy
    12-01-15                    8.50        1,854,000               1,867,905
Chesapeake Energy
  Sr Nts
    08-15-14                    7.00        4,143,000               4,101,570
Compton Petroleum Finance
    12-01-13                    7.63        7,745,000(c)            7,551,375
Encore Acquisition
    12-01-17                    7.25        2,740,000               2,678,350

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

178   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - High Yield Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
INDEPENDENT ENERGY (CONT.)
Encore Acquisition
  Sr Sub Nts
    04-15-14                    6.25%    $  1,650,000         $     1,551,000
    07-15-15                    6.00        5,500,000               5,101,250
EXCO Resources
    01-15-11                    7.25       10,575,000              10,284,187
Hilcorp Energy I LP/Finance
  Sr Nts
    11-01-15                    7.75        5,560,000(d)            5,462,700
    06-01-16                    9.00        5,190,000(d)            5,384,625
Petrohawk Energy
    07-15-13                    9.13        7,815,000(d)            7,951,762
Pioneer Natural Resources
    05-01-18                    6.88        6,310,000               6,230,494
Pioneer Natural Resources
  Sr Nts
    07-15-16                    5.88        6,150,000               5,736,751
Quicksilver Resources
    04-01-16                    7.13        5,965,000               5,696,575
Range Resources
    05-15-16                    7.50        1,480,000               1,491,100
Stone Energy
  Sr Nts
    07-15-10                    8.24        5,010,000(d,g)          4,959,900
                                                              ---------------
Total                                                              76,049,544
-----------------------------------------------------------------------------

INTEGRATED ENERGY (0.2%)
Denbury Resources
  Sr Sub Nts
    12-15-15                    7.50        2,075,000               2,095,750
-----------------------------------------------------------------------------

MEDIA CABLE (4.6%)
CCH I LLC
  Secured
    10-01-15                   11.00        2,080,000               1,846,000
CCO Holdings LLC/Capital
  Sr Nts
    12-15-10                    9.45        4,020,000(g)            4,120,500
    11-15-13                    8.75        3,560,000               3,560,000
Charter Communications Operating LLC/Capital
  Sr Nts
    04-30-12                    8.00        4,765,000(d)            4,776,913
CSC Holdings
  Sr Nts
    04-15-12                    7.25        8,000,000(d)            7,860,000
DIRECTV Holdings LLC/Finance
    06-15-15                    6.38        5,000,000               4,675,000
Echostar DBS
    10-01-14                    6.63        4,045,000               3,888,256
    02-01-16                    7.13        5,465,000(d)            5,301,050
Echostar DBS
  Sr Nts
    10-01-11                    6.38        1,695,000               1,650,506
NTL Cable
    04-15-14                    8.75          295,000(c)              306,063
NTL Cable
  Sr Nts
    08-15-16                    9.13        2,960,000(c)            3,056,200

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
MEDIA CABLE (CONT.)
Quebecor Media
  Sr Nts
    03-15-16                    7.75%    $  4,630,000(c)      $     4,583,700
Videotron Ltee
    01-15-14                    6.88        9,070,000(c)            8,899,937
                                                              ---------------
Total                                                              54,524,125
-----------------------------------------------------------------------------

MEDIA NON CABLE (9.0%)
CMP Susquehanna
  Sr Sub Nts
    05-15-14                    9.88          744,000(d)              693,780
Emmis Operating
  Sr Sub Nts
    05-15-12                    6.88        7,405,000               7,182,850
Entercom Radio LLC/Capital
    03-01-14                    7.63        2,090,000               2,027,300
Intelsat Bermuda
    06-15-16                    9.25        2,250,000(c,d)          2,340,000
Intelsat Bermuda
  Sr Nts
    06-15-13                   11.64        3,460,000(c,d,g)        3,589,750
    06-15-16                   11.25        2,580,000(c,d)          2,673,525
Lamar Media
    01-01-13                    7.25        3,627,000               3,599,798
    08-15-15                    6.63        5,468,000               5,126,250
Lamar Media
  Sr Sub Nts
    08-15-15                    6.63        3,650,000(d)            3,421,875
Liberty Media
  Sr Nts
    05-15-13                    5.70       10,720,000              10,070,732
LIN TV
  Series B
    05-15-13                    6.50        5,210,000               4,806,225
MediaNews Group
  Sr Sub Nts
    10-01-13                    6.88          984,000                 900,360
    04-01-14                    6.38        3,700,000               3,274,500
Nielsen Finance LLC
  Sr Disc Nts (Zero coupon through 08-01-11,
  thereafter 12.50%)
    08-01-16                   11.99        2,640,000(d,h)          1,511,400
Nielsen Finance LLC
  Sr Nts
    08-01-14                   10.00        5,675,000(d)            5,809,781
Radio One
    02-15-13                    6.38        5,315,000               4,810,075
Rainbow Natl Services LLC
  Sr Nts
    09-01-12                    8.75        9,115,000(d)            9,616,325
Rainbow Natl Services LLC
  Sr Sub Deb
    09-01-14                   10.38        3,775,000(d)            4,204,406
RH Donnelley
  Sr Disc Nts Series A-1
    01-15-13                    6.88        1,370,000               1,229,575

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
MEDIA NON CABLE (CONT.)
RH Donnelley
  Sr Disc Nts Series A-2
    01-15-13                    6.88%    $ 13,830,000         $    12,412,424
RH Donnelley
  Sr Nts
    01-15-13                    6.88        9,845,000               8,835,888
Sinclair Broadcast Group
    03-15-12                    8.00        2,510,000               2,541,375
Sun Media
    02-15-13                    7.63        5,020,000(c)            5,095,300
                                                              ---------------
Total                                                             105,773,494
-----------------------------------------------------------------------------

METALS (0.1%)
Indalex Holding
  Secured
    02-01-14                   11.50        1,093,000(d)            1,164,045
-----------------------------------------------------------------------------

OIL FIELD SERVICES (0.5%)
Chart Inds
  Sr Sub Nts
    10-15-15                    9.13        5,890,000(d)            6,155,050
-----------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.3%)
Cardtronics
  Sr Sub Nts
    08-15-13                    9.50        8,355,000(d)            8,438,550
Triad Acquisition
  Sr Unsecured
  Series B
    05-01-13                   11.13        7,665,000               7,320,075
                                                              ---------------
Total                                                              15,758,625
-----------------------------------------------------------------------------

PACKAGING (1.6%)
Crown Americas LLC /Capital
  Sr Nts
    11-15-15                    7.75        9,445,000               9,492,224
Owens-Brockway Glass Container
    05-15-13                    8.25        6,060,000               6,135,750
Plastipak Holdings
  Sr Nts
    12-15-15                    8.50        3,180,000(d)            3,164,100
                                                              ---------------
Total                                                              18,792,074
-----------------------------------------------------------------------------

PAPER (3.6%)
Boise Cascade LLC
    10-15-14                    7.13        9,905,000               9,211,650
Cascades
  Sr Nts
    02-15-13                    7.25        4,203,000(c)            3,971,835
Georgia-Pacific
    06-15-15                    7.70        5,713,000               5,663,011
Jefferson Smurfit US
    10-01-12                    8.25        3,345,000               3,169,388
    06-01-13                    7.50        5,455,000               4,991,325

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   179

RiverSource VP - High Yield Bond Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
PAPER (CONT.)
NewPage
  Secured
    05-01-12                   10.00%    $  7,240,000         $     7,475,300
NewPage
  Sr Sub Nts
    05-01-13                   12.00        1,745,000               1,801,713
Smurfit Kappa Funding
  Sr Nts
    10-01-12                    9.63        6,145,000(c)            6,413,844
Smurfit-Stone Container Enterprises
  Sr Nts
    02-01-11                    9.75          261,000                 268,178
                                                              ---------------
Total                                                              42,966,244
-----------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
CDRV Investors
  Sr Disc Nts (Zero coupon through 01-01-10,
  thereafter 9.63%)
    01-01-15                   10.27        4,890,000(h)            3,520,800
Warner Chilcott
    02-01-15                    8.75        8,259,000               8,259,000
                                                              ---------------
Total                                                              11,779,800
-----------------------------------------------------------------------------

RETAILERS (3.6%)
AutoNation
    04-15-14                    7.00        4,000,000(d)            3,945,000
Blockbuster
  Sr Sub Nts
    09-01-12                    9.00        7,300,000               6,752,500
General Nutrition Centers
    01-15-11                    8.63        1,875,000               1,875,000
General Nutrition Centers
  Sr Sub Nts
    12-01-10                    8.50        3,565,000               3,404,575
NBTY
  Sr Sub Nts
    10-01-15                    7.13        3,184,000               3,024,800
Neiman Marcus Group
    10-15-15                   10.38        4,605,000               4,927,350
Toys "R" Us
    04-15-13                    7.88       10,995,000               8,686,050
    10-15-18                    7.38        3,170,000               2,219,000
United Auto Group
    03-15-12                    9.63        8,070,000               8,493,675
                                                              ---------------
Total                                                              43,327,950
-----------------------------------------------------------------------------

TECHNOLOGY (0.8%)
Nortel Networks
    07-15-13                   10.13        2,070,000(c,d)          2,101,050
SS&C Technologies
    12-01-13                   11.75        1,785,000(d)            1,865,325
SunGard Data Systems
    08-15-13                    9.13        5,570,000               5,751,025
                                                              ---------------
Total                                                               9,717,400
-----------------------------------------------------------------------------

TOBACCO (0.6%)
Reynolds American
  Secured
    06-01-16                    7.63        6,600,000(d)            6,886,150
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
TRANSPORTATION SERVICES (1.1%)
Avis Budget Car Rental LLC/Finance
  Sr Nts
    05-15-14                    7.63%    $  4,050,000(d)      $     3,847,500
    05-15-16                    7.75        2,975,000(d)            2,813,160
Hertz
  Sr Sub Nts
    01-01-16                   10.50        3,611,000(d)            3,890,852
Quality Distribution LLC/Capital
    01-15-12                   10.01        2,651,000(g)            2,684,138
                                                              ---------------
Total                                                              13,235,650
-----------------------------------------------------------------------------

WIRELESS (4.5%)
American Tower
  Sr Nts
    10-15-12                    7.13        8,815,000               8,925,188
Centennial Communications
  Sr Nts
    01-01-13                   10.00        4,700,000               4,688,250
    01-01-13                   11.26        2,455,000(g)            2,534,788
Centennial Communications/Cellular Operating LLC
  Sr Nts
    02-01-14                    8.13        2,590,000               2,518,775
Dobson Cellular Systems
  Secured
    11-01-11                    8.38          500,000                 517,500
    11-01-12                    9.88        4,485,000               4,787,738
Nextel Communications
  Sr Nts Series D
    08-01-15                    7.38        6,000,000               6,173,628
Rogers Wireless
  Secured
    12-15-10                    8.45        1,605,000(c,g)          1,647,131
    12-15-12                    7.25        1,765,000(c)            1,820,156
Rogers Wireless
  Sr Sub Nts
    12-15-12                    8.00        7,780,000(c)            8,130,100
Windstream
  Sr Nts
    08-01-16                    8.63       11,680,000(d)           12,351,599
                                                              ---------------
Total                                                              54,094,853
-----------------------------------------------------------------------------

WIRELINES (5.5%)
Cincinnati Bell
    02-15-15                    7.00        1,282,000               1,249,950
Cincinnati Bell
  Sr Sub Nts
    01-15-14                    8.38        2,055,000               2,062,706
Citizens Communications
  Sr Nts
    01-15-13                    6.25        7,157,000               6,915,451
Embarq
    06-01-16                    7.08       14,940,000              15,243,849
GCI
  Sr Nts
    02-15-14                    7.25        7,570,000               7,276,663
Level 3 Communications
  Sr Nts
    03-01-10                   11.50          760,000(d)              758,100

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
WIRELINES (CONT.)
Level 3 Financing
    10-15-11                   10.75%    $  3,825,000         $     3,982,781
Level 3 Financing
  Sr Nts
    03-15-13                   12.25        3,135,000(d)            3,421,069
Qwest Communications Intl
    02-15-14                    7.50        1,640,000               1,625,650
Qwest
  Sr Nts
    10-01-14                    7.50        1,630,000(d)            1,660,563
    06-15-15                    7.63       10,730,000              11,011,662
Valor Telecommunications Enterprises LLC/Finance
    02-15-15                    7.75        9,875,000              10,418,125
                                                              ---------------
Total                                                              65,626,569
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,081,027,523)                                        $ 1,073,373,329
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SENIOR LOANS (2.9%)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE         AMOUNT
ELECTRIC (0.6%)
NRG Energy
  Tranche B Term Loan
    02-01-13                    7.33%    $  7,175,625(j)      $     7,204,973
-----------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
Hit Entertainment
  Tranche C Term Loan
    02-24-12                   10.95        2,700,000(j)            2,711,826
-----------------------------------------------------------------------------

ENVIRONMENTAL (0.3%)
Allied Waste Inds North America
  Tranche AW Term Loan
    01-15-12               7.20-7.27        4,000,000(f,j)          3,987,760
-----------------------------------------------------------------------------

PAPER (0.4%)
Georgia Pacific
  2nd Lien Term Loan
    12-23-13                    8.30        5,150,000(j)            5,192,591
-----------------------------------------------------------------------------

RETAILERS (0.6%)
Toys "R" Us
  Tranche B Term Loan
    07-19-12                    9.64        6,600,000(j)            6,734,772
-----------------------------------------------------------------------------

WIRELINES (0.8%)
Qwest
  Tranche B Term Loan
    06-30-10                    6.95        8,955,000(j)            8,986,342
-----------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $34,612,242)                                           $    34,818,264
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

180   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - High Yield Bond Fund

------------------------------------------------------------------------------
COMMON STOCKS (--%)
------------------------------------------------------------------------------

ISSUER                                        SHARES                 VALUE(a)
Link Energy LLC Unit                          494,265(b)      $         9,885
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,913,363)                                            $         9,885
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
PREFERRED STOCKS & OTHER (0.4%)
------------------------------------------------------------------------------

ISSUER                                        SHARES                 VALUE(a)
GNC
  12.00% Pay-in-kind
  Series A                                      2,105(k)      $     2,315,500
Varde Fund V LP                             5,000,000(b,e,i)        1,877,500
Wayland Investment LLC                      6,000,000(e,i)            401,620
-----------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $4,336,046)                                            $     4,594,620
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (5.4%)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
    09-01-06                    5.28%    $  9,700,000         $     9,698,577
Deer Valley Funding LLC
    09-26-06                    5.30        5,000,000               4,980,933
Ebury Finance LLC
    09-13-06                    5.29       10,000,000               9,980,934
    09-14-06                    5.31        6,000,000               5,987,633
Gemini Securitization
    09-01-06                    5.27        8,400,000(l)            8,398,770
Nieuw Amsterdam
    09-25-06                    5.29       15,000,000(l)           14,945,105
Solitaire Funding LLC
    09-18-06                    5.27       10,000,000(l)            9,973,700
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $63,975,044)                                           $    63,965,652
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,187,864,218)(m)                                     $ 1,176,761,750
=============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2006, the value of foreign securities represented 6.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $233,190,939 or 19.6% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,005,478.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(i) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2006, is as follows:

      SECURITY                               ACQUISITION           COST
                                                DATES
      ---------------------------------------------------------------------
      United Artists Theatre Circuit
        9.30% Series AU4 2015          08-15-96 thru 04-09-02   $1,720,652
      United Artists Theatre Circuit
        9.30% Series AV2 2015          12-11-01 thru 08-28-02      525,335
      Varde Fund V LP                  04-27-00 thru 06-19-00           --*
      Wayland Investment LLC                  05-19-00           2,150,783

      * The original cost of this position in fiscal year 2004 was $5,000,000. During the fiscal year 2005 $5,000,000 was returned to the Fund in the form of return of capital.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   181

RiverSource VP - High Yield Bond Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $33,317,575 or 2.8% of net assets.

(m) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $1,184,912,942 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $  16,007,482
      Unrealized depreciation                                     (24,158,674)
      ------------------------------------------------------------------------
      Net unrealized depreciation                               $  (8,151,192)
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

182   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Income Opportunities Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
BONDS (91.1%)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
ASSET-BACKED (0.1%)
Metris Master Trust
  Series 2004-2 Cl D
    10-20-10                    8.57%    $    275,000(b,d)    $       275,748
Metris Master Trust
  Series 2005-1A Cl D
    03-21-11                    7.23           75,000(b,d)             75,086
                                                              ---------------
Total                                                                 350,834
-----------------------------------------------------------------------------

AEROSPACE & DEFENSE (4.7%)
Communications & Power Inds
  Sr Sub Nts
    02-01-12                    8.00        3,685,000               3,712,637
CPI Intl
  Sr Nts
    02-01-15                   11.30          200,000(b)              206,000
DRS Technologies
    02-01-16                    6.63        1,460,000               1,419,850
    02-01-18                    7.63          830,000                 830,000
DRS Technologies
  Sr Sub Nts
    11-01-13                    6.88        1,575,000               1,527,750
L-3 Communications
    06-15-12                    7.63        1,150,000               1,173,000
    07-15-13                    6.13           80,000                  77,000
L-3 Communications
  Sr Sub Nts
    01-15-15                    5.88          225,000                 212,625
L-3 Communications
  Sr Sub Nts
  Series B
    10-15-15                    6.38        1,785,000               1,718,063
TransDigm
  Sr Sub Nts
    07-15-14                    7.75        1,260,000(d)            1,250,550
                                                              ---------------
Total                                                              12,127,475
-----------------------------------------------------------------------------

AUTOMOTIVE (4.2%)
Ford Motor Credit
    06-16-08                    6.63        2,370,000               2,330,641
Ford Motor Credit
  Sr Nts
    08-10-11                    9.88        1,410,000               1,467,965
GMAC
    04-15-16                    7.70        2,685,000               2,282,250
GMAC LLC
    09-15-11                    6.88        4,600,000               4,530,443
    11-01-31                    8.00          215,000                 216,613
                                                              ---------------
Total                                                              10,827,912
-----------------------------------------------------------------------------

BROKERAGE (0.9%)
LaBranche & Co
  Sr Nts
    05-15-12                   11.00        2,130,000               2,284,425
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
BUILDING MATERIALS (1.0%)
Interline Brands
  Sr Sub Nts
    06-15-14                    8.13%    $    375,000         $       377,813
Norcraft Companies LP/Finance
  Sr Sub Nts
    11-01-11                    9.00        2,120,000               2,130,600
                                                              ---------------
Total                                                               2,508,413
-----------------------------------------------------------------------------

CHEMICALS (4.7%)
BCP Crystal US Holdings
  Sr Sub Nts
    06-15-14                    9.63        1,476,000               1,599,615
Chemtura
    06-01-16                    6.88        1,266,000               1,224,855
Georgia Gulf
  Sr Nts
    12-15-13                    7.13        1,670,000               1,578,150
Hexion US Finance/Nova Scotia
  Secured
    07-15-14                    9.00          875,000                 879,375
INEOS Group Holdings
  Sr Sub Nts
    02-15-16                    8.50        1,535,000(c,d)          1,458,250
INVISTA
    05-01-12                    9.25        1,530,000(d)            1,606,500
NALCO
  Sr Nts
    11-15-11                    7.75        2,250,000               2,289,374
PQ
    02-15-13                    7.50        1,577,000               1,509,978
                                                              ---------------
Total                                                              12,146,097
-----------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.7%)
Case New Holland
    03-01-14                    7.13          265,000                 261,688
United Rentals North America
    02-15-12                    6.50        1,570,000               1,487,575
                                                              ---------------
Total                                                               1,749,263
-----------------------------------------------------------------------------

CONSUMER PRODUCTS (1.8%)
American Achievement
  Sr Sub Nts
    04-01-12                    8.25          340,000                 337,450
Sealy Mattress
  Sr Sub Nts
    06-15-14                    8.25        1,745,000               1,762,450
Spectrum Brands
  Sr Sub Nts
    10-01-13                    8.50          315,000                 261,844
Visant
    10-01-12                    7.63        2,315,000               2,268,700
                                                              ---------------
Total                                                               4,630,444
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
DIVERSIFIED MANUFACTURING (0.2%)
ALH Finance LLC
  Sr Sub Nts
    01-15-13                    8.50%    $     29,000         $        28,348
RBS Global & Rexnord
    08-01-14                    9.50          403,000(d)              406,022
                                                              ---------------
Total                                                                 434,370
-----------------------------------------------------------------------------

ELECTRIC (6.0%)
Aquila Canada Finance
    06-15-11                    7.75        1,806,000(c)            1,891,785
Dynegy Holdings
    05-15-18                    7.13          325,000                 286,813
Dynegy Holdings
  Sr Unsecured
    05-01-16                    8.38        2,300,000(d)            2,265,499
Edison Mission Energy
  Sr Nts
    06-15-13                    7.50        1,010,000(d)            1,010,000
Florida Power & Light
  1st Mtge
    09-01-35                    5.40          800,000                 750,234
IPALCO Enterprises
  Secured
    11-14-08                    8.38           65,000                  67,113
    11-14-11                    8.63        1,540,000               1,651,650
Midwest Generation LLC
  Series B
    01-02-16                    8.56          337,074                 358,141
Mirant Americas Generation LLC
  Sr Nts
    05-01-11                    8.30          325,000                 325,000
Mirant North America LLC
    12-31-13                    7.38        2,765,000               2,737,349
Nevada Power
    04-15-12                    6.50          550,000                 563,598
NRG Energy
    02-01-14                    7.25        1,050,000               1,036,875
    02-01-16                    7.38          245,000                 241,325
PacifiCorp
  1st Mtge
    06-15-35                    5.25          750,000                 680,121
Reliant Energy
  Secured
    07-15-13                    9.50          185,000                 192,400
    12-15-14                    6.75          375,000                 354,375
Southern California Edison
  1st Mtge
    04-01-35                    5.75        1,130,000               1,097,865
                                                              ---------------
Total                                                              15,510,143
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   183

Riversource VP - Income Opportunities Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
ENTERTAINMENT (0.6%)
AMC Entertainment
    02-01-16                    11.00%   $    925,000         $     1,004,781
Universal City Florida Holdings I/II
  Sr Nts
    05-01-10                    10.24         485,000(b)              495,913
                                                              ---------------
Total                                                               1,500,694
-----------------------------------------------------------------------------

ENVIRONMENTAL (1.9%)
Allied Waste North America
  Secured
    04-15-11                     6.38       1,975,000               1,915,750
    05-15-16                     7.13         950,000(d)              923,875
Allied Waste North America
  Secured Series B
    02-15-11                     5.75         260,000                 247,000
Allied Waste North America
  Series B
    09-01-12                     9.25         235,000                 251,450
Clean Harbors
    07-15-12                    11.25         120,000                 135,000
WCA Waste
  Sr Nts
    06-15-14                     9.25       1,395,000(d)            1,426,388
                                                              ---------------
Total                                                               4,899,463
-----------------------------------------------------------------------------

FOOD AND BEVERAGE (2.5%)
ASG Consolidated LLC/Finance
  Sr Disc Nts (Zero coupon through 11-01-08,
  thereafter 11.50%)
    11-01-11                    9.86          190,000(e)              164,825
Constellation Brands
    09-01-16                    7.25        1,415,000               1,422,075
Cott Beverages USA
    12-15-11                    8.00        3,000,000               3,037,500
Pinnacle Foods Group
  Sr Sub Nts
    12-01-13                    8.25        1,990,000               1,955,175
                                                              ---------------
Total                                                               6,579,575
-----------------------------------------------------------------------------

GAMING (6.3%)
Boyd Gaming
  Sr Sub Nts
    04-15-14                    6.75           20,000                  18,850
    02-01-16                    7.13          660,000                 627,825
CCM Merger
    08-01-13                    8.00          318,000(d)              304,485
Circus & Eldorado Jt Venture/Silver Legacy Capital
  1st Mtge
    03-01-12                   10.13        2,700,000               2,834,999
Majestic Star Casino LLC/Capital
    10-15-10                    9.50        2,300,000               2,366,125
Mandalay Resort Group
  Sr Nts
    12-15-11                    6.38          100,000                  96,250
MGM MIRAGE
    09-15-10                    8.50          170,000                 178,925
    02-01-11                    8.38          245,000                 252,044
    07-15-15                    6.63          100,000                  94,125

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
GAMING (CONT.)
MGM MIRAGE
  Sr Nts
    04-01-13                    6.75%    $  1,845,000(d)      $     1,780,425
    02-27-14                    5.88        1,000,000                 910,000
Mohegan Tribal Gaming Authority
  Sr Nts
    02-15-13                    6.13          260,000                 247,975
Pokagon Gaming Authority
  Sr Nts
    06-15-14                   10.38        1,865,000(d)            1,972,238
Station Casinos
  Sr Sub Nts
    03-01-16                    6.88        1,000,000                 926,250
Tunica-Biloxi Gaming Authority
  Sr Unsecured
    11-15-15                    9.00        2,335,000(d)            2,399,212
Wheeling Island Gaming
    12-15-09                   10.13          310,000                 318,525
Wynn Las Vegas LLC/Capital
  1st Mtge
    12-01-14                    6.63          980,000                 935,900
                                                              ---------------
Total                                                              16,264,153
-----------------------------------------------------------------------------

GAS PIPELINES (4.5%)
ANR Pipeline
    03-15-10                    8.88          625,000                 655,654
Colorado Interstate Gas
  Sr Nts
    03-15-15                    5.95          185,000                 174,025
    11-15-15                    6.80          135,000                 133,794
El Paso Natural Gas
  Sr Nts Series A
    08-01-10                    7.63          760,000                 780,900
Southern Natural Gas
    03-15-10                    8.88           50,000                  52,452
Southern Star Central
    03-01-16                    6.75        2,750,000(d)            2,698,438
Tennessee Gas Pipeline
    12-15-11                    6.00        1,071,000               1,014,773
Williams Companies
    09-01-21                    7.88        2,275,000               2,314,813
Williams Companies
  Sr Nts
    07-15-19                    7.63        3,690,000               3,745,350
                                                              ---------------
Total                                                              11,570,199
-----------------------------------------------------------------------------

HEALTH CARE (5.9%)
Coventry Health Care
  Sr Nts
    01-15-12                    5.88          685,000                 676,878
DaVita
    03-15-13                    6.63          940,000                 916,500
    03-15-15                    7.25        1,350,000               1,323,000
HCA
    02-15-16                    6.50          990,000                 779,625
HCA
  Sr Nts
    05-01-12                    6.95          550,000                 481,250

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
HEALTH CARE (CONT.)
HealthSouth
  Sr Nts
    06-15-16                   10.75%    $    340,000(d)      $       347,650
IASIS Healthcare LLC/Capital
  Sr Sub Nts
    06-15-14                    8.75          950,000                 904,875
MedCath Holdings
  Sr Nts
    07-15-12                    9.88          735,000                 779,100
Omnicare
  Sr Sub Nts
    12-15-13                    6.75        1,800,000               1,728,000
    12-15-15                    6.88          570,000                 545,063
Select Medical
    02-01-15                    7.63        2,315,000               2,002,474
Triad Hospitals
  Sr Nts
    05-15-12                    7.00          680,000                 668,100
Triad Hospitals
  Sr Sub Nts
    11-15-13                    7.00        2,037,000               1,945,334
US Oncology
    08-15-12                    9.00          915,000                 947,025
    08-15-14                   10.75        1,125,000               1,223,438
                                                              ---------------
Total                                                              15,268,312
-----------------------------------------------------------------------------

HOME CONSTRUCTION (0.5%)
Meritage Homes
    03-15-15                    6.25          205,000                 173,738
Meritage Homes
  Sr Nts
    05-01-14                    7.00          650,000                 578,500
Standard-Pacific
  Sr Nts
    05-15-11                    6.88           75,000                  69,375
    08-15-15                    7.00          520,000                 456,300
                                                              ---------------
Total                                                               1,277,913
-----------------------------------------------------------------------------

INDEPENDENT ENERGY (7.0%)
Chaparral Energy
    12-01-15                    8.50        1,088,000               1,096,160
Chesapeake Energy
  Sr Nts
    06-15-14                    7.50          225,000                 226,688
    08-15-14                    7.00          230,000                 227,700
Compton Petroleum Finance
    12-01-13                    7.63        2,155,000(c)            2,101,125
Encore Acquisition
  Sr Sub Nts
    04-15-14                    6.25          210,000                 197,400
    07-15-15                    6.00        1,220,000               1,131,550
EXCO Resources
    01-15-11                    7.25        2,420,000               2,353,449
Hilcorp Energy I LP/Finance
  Sr Nts
    11-01-15                    7.75        1,145,000(d)            1,124,963
    06-01-16                    9.00        1,250,000(d)            1,296,875
Petrohawk Energy
    07-15-13                    9.13        1,450,000(d)            1,475,375

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

184   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RIVERSOURCE VP - INCOME OPPORTUNITIES FUND

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
INDEPENDENT ENERGY (CONT.)
Pioneer Natural Resources
    05-01-18                    6.88%    $    450,000         $       444,330
Pioneer Natural Resources
  Sr Nts
    07-15-16                    5.88        2,835,000               2,644,501
Quicksilver Resources
    04-01-16                    7.13        1,310,000               1,251,050
Range Resources
    03-15-15                    6.38        1,660,000               1,585,300
    05-15-16                    7.50          275,000                 277,063
Stone Energy
  Sr Nts
    07-15-10                    8.24          610,000(b,d)            603,900
                                                              ---------------
Total                                                              18,037,429
-----------------------------------------------------------------------------

INTEGRATED ENERGY (0.1%)
Denbury Resources
  Sr Sub Nts
    12-15-15                    7.50          300,000                 303,000
-----------------------------------------------------------------------------

LODGING (0.5%)
ITT
    11-15-15                    7.38        1,185,000               1,262,025
-----------------------------------------------------------------------------

MEDIA CABLE (2.9%)
Charter Communications Operating LLC/Capital
  Sr Nts
    04-30-12                    8.00          950,000(d)              952,375
    04-30-14                    8.38        1,320,000(d)            1,333,200
CSC Holdings
  Sr Nts Series B
    07-15-09                    8.13          485,000                 501,369
    04-01-11                    7.63          370,000                 378,325
DIRECTV Holdings LLC/Finance
    06-15-15                    6.38           85,000                  79,475
Echostar DBS
    10-01-14                    6.63          210,000                 201,863
    02-01-16                    7.13        1,675,000(d)            1,624,749
Echostar DBS
  Sr Nts
    10-01-11                    6.38          185,000                 180,144
Mediacom LLC/Capital
  Sr Nts
    02-15-11                    7.88          300,000                 294,750
NTL Cable
    04-15-14                    8.75           60,000(c)               62,250
NTL Cable
  Sr Nts
    08-15-16                    9.13          825,000(c)              851,813
Quebecor Media
  Sr Nts
    03-15-16                    7.75          210,000(c)              207,900
Videotron Ltee
    12-15-15                    6.38        1,000,000(c)              936,250
                                                              ---------------
Total                                                               7,604,463
-----------------------------------------------------------------------------

MEDIA NON CABLE (7.9%)
Dex Media
    11-15-13                    8.00        1,410,000               1,402,949

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MEDIA NON CABLE (CONT.)
Dex Media West LLC/Finance
  Sr Sub Nts Series B
    08-15-13                    9.88%    $    374,000         $       401,583
Dex Media
  (Zero coupon through 11-15-08,
  thereafter 9.00%)
    11-15-13                    8.43        1,475,000(e)            1,227,938
Emmis Operating
  Sr Sub Nts
    05-15-12                    6.88        1,510,000               1,464,699
Entercom Radio LLC/Capital
    03-01-14                    7.63        1,997,000               1,937,089
Intelsat Bermuda
    06-15-16                    9.25          245,000(c,d)            254,800
Lamar Media
    01-01-13                    7.25          651,000                 646,118
    08-15-15                    6.63        1,219,000               1,142,813
Lamar Media
  Sr Sub Nts
    08-15-15                    6.63          740,000(d)              693,750
Liberty Media
  Sr Nts
    05-15-13                    5.70          490,000                 460,323
LIN TV
  Series B
    05-15-13                    6.50          160,000                 147,600
LIN TV
  Sr Sub Nts
    05-15-13                    6.50          380,000                 350,550
MediaNews Group
  Sr Sub Nts
    10-01-13                    6.88          134,000                 122,610
Nielsen Finance LLC
  Sr Nts
    08-01-14                   10.00          540,000(d)              552,825
Radio One
    02-15-13                    6.38          285,000                 257,925
Radio One
  Series B
    07-01-11                    8.88        1,160,000               1,177,400
Rainbow Natl Services LLC
  Sr Nts
    09-01-12                    8.75        1,130,000(d)            1,192,150
Rainbow Natl Services LLC
  Sr Sub Deb
    09-01-14                   10.38        1,025,000(d)            1,141,594
RH Donnelley
    12-15-12                   10.88          250,000                 273,750
RH Donnelley
  Sr Disc Nts Series A-2
    01-15-13                    6.88          170,000                 152,575
Salem Communications
    12-15-10                    7.75        3,274,000               3,261,722
Sinclair Broadcast Group
    03-15-12                    8.00          515,000                 521,438
Sun Media
    02-15-13                    7.63        1,400,000(c)            1,420,999
                                                              ---------------
Total                                                              20,205,200
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
METALS (0.6%)
California Steel Inds
  Sr Nts
    03-15-14                    6.13%    $    650,000         $       598,000
Peabody Energy
  Series B
    03-15-13                    6.88          918,000                 908,820
                                                              ---------------
Total                                                               1,506,820
-----------------------------------------------------------------------------

OIL FIELD SERVICES (1.5%)
Chart Inds
  Sr Sub Nts
    10-15-15                    9.13        1,750,000(d)            1,828,750
Pride Intl
  Sr Nts
    07-15-14                    7.38        2,095,000               2,131,663
                                                              ---------------
Total                                                               3,960,413
-----------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (4.6%)
Cardtronics
  Sr Sub Nts
    08-15-13                    9.50        1,765,000(d)            1,782,650
Dow Jones CDX HY
  Series 6-T1
    06-29-11                    8.63        8,000,000(d)            7,990,000
Residential Capital
    02-22-11                    6.00          435,000                 432,641
Triad Acquisition
  Sr Unsecured
  Series B
    05-01-13                   11.13        1,845,000               1,761,975
                                                              ---------------
Total                                                              11,967,266
-----------------------------------------------------------------------------

PACKAGING (2.0%)
Ball
    12-15-12                    6.88        1,575,000               1,575,000
Crown Americas LLC /Capital
  Sr Nts
    11-15-15                    7.75          250,000                 251,250
Crown Americas LLC/Capital
  Sr Nts
    11-15-13                    7.63        1,225,000               1,231,125
Owens-Brockway Glass Container
    05-15-11                    7.75        1,120,000               1,145,200
Plastipak Holdings
  Sr Nts
    12-15-15                    8.50          400,000(d)              398,000
Silgan Holdings
  Sr Sub Nts
    11-15-13                    6.75          650,000                 635,375
                                                              ---------------
Total                                                               5,235,950
-----------------------------------------------------------------------------

PAPER (3.8%)
Boise Cascade LLC
    10-15-14                    7.13        2,170,000               2,018,100
Cascades
  Sr Nts
    02-15-13                    7.25          435,000(c)              411,075

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   185

RIVERSOURCE VP - INCOME OPPORTUNITIES FUND

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
PAPER (CONT.)
Georgia-Pacific
    06-15-15                    7.70%    $  2,082,000         $     2,063,782
Jefferson Smurfit US
    06-01-13                    7.50        2,195,000               2,008,425
NewPage
  Secured
    05-01-12                   10.00        1,515,000               1,564,238
Smurfit Kappa Funding
  Sr Nts
    10-01-12                    9.63        1,285,000(c)            1,341,219
Smurfit-Stone Container Enterprises
  Sr Nts
    02-01-11                    9.75          344,000                 353,460
                                                              ---------------
Total                                                               9,760,299
-----------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
Elan Finance
    11-15-11                    7.75        1,600,000(c)            1,536,000
-----------------------------------------------------------------------------

RETAILERS (1.7%)
AutoNation
    04-15-14                    7.00        1,130,000(d)            1,114,463
General Nutrition Centers
    01-15-11                    8.63          890,000                 890,000
NBTY
  Sr Sub Nts
    10-01-15                    7.13          352,000                 334,400
Neiman Marcus Group
    10-15-15                   10.38          400,000                 428,000
United Auto Group
    03-15-12                    9.63        1,560,000               1,641,900
                                                              ---------------
Total                                                               4,408,763
-----------------------------------------------------------------------------

TECHNOLOGY (0.8%)
Flextronics Intl
  Sr Sub Nts
    11-15-14                    6.25          810,000(c)              774,563
Nortel Networks
    07-15-13                   10.13          385,000(c,d)            390,775
SunGard Data Systems
    08-15-13                    9.13          870,000                 898,275
                                                              ---------------
Total                                                               2,063,613
-----------------------------------------------------------------------------

TOBACCO (0.4%)
Reynolds American
  Secured
    06-01-16                    7.63          995,000(d)            1,038,139
-----------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.6%)
Avis Budget Car Rental LLC/Finance
  Sr Nts
    05-15-14                    7.63          325,000(d)              308,750
    05-15-16                    7.75          240,000(d)              226,944
Hertz
  Sr Nts
    01-01-14                    8.88          475,000(d)              492,813

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
TRANSPORTATION SERVICES (CONT.)
Hertz
  Sr Sub Nts
    01-01-16                   10.50%    $    583,000(d)      $       628,182
                                                              ---------------
Total                                                               1,656,689
-----------------------------------------------------------------------------

WIRELESS (4.4%)
American Tower
  Sr Nts
    10-15-12                    7.13          415,000                 420,188
Centennial Communications/Cellular Operating LLC
  Sr Nts
    02-01-14                    8.13          525,000                 510,563
Dobson Cellular Systems
  Secured
    11-01-11                    8.38        1,350,000               1,397,250
Nextel Communications
  Sr Nts Series E
    10-31-13                    6.88          140,000                 141,757
Nextel Communications
  Sr Nts Series F
    03-15-14                    5.95        2,500,000               2,430,537
Rogers Wireless
  Secured
    05-01-11                    9.63          185,000(c)              206,738
    12-15-12                    7.25        1,150,000(c)            1,185,938
    03-01-14                    6.38        1,160,000(c)            1,136,800
Rogers Wireless
  Sr Sub Nts
    12-15-12                    8.00          210,000(c)              219,450
Rural Cellular
  Secured
    03-15-12                    8.25          800,000(d)              820,000
    03-15-12                    8.25          750,000                 768,750
Windstream
  Sr Nts
    08-01-16                    8.63        2,110,000(d)            2,231,324
                                                              ---------------
Total                                                              11,469,295
-----------------------------------------------------------------------------

WIRELINES (5.2%)
Cincinnati Bell
    07-15-13                    7.25          110,000                 111,788
Citizens Communications
    05-15-11                    9.25          100,000                 109,375
Citizens Communications
  Sr Nts
    01-15-13                    6.25          545,000                 526,606
Embarq
    06-01-16                    7.08        1,200,000               1,224,406
GCI
  Sr Nts
    02-15-14                    7.25        1,175,000               1,129,469
Level 3 Financing
    10-15-11                   10.75          440,000                 458,150
Qwest
    03-15-12                    8.88        3,385,000               3,664,262
Qwest Communications Intl
    02-15-14                    7.50          250,000                 247,813

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
WIRELINES (CONT.)
Qwest
  Sr Nts
    10-01-14                    7.50%    $    600,000(d)      $       611,250
    06-15-15                    7.63        1,025,000               1,051,906
Telecom Italia Capital
    10-01-15                    5.25        2,400,000(c)            2,243,356
Valor Telecommunications Enterprises LLC/Finance
    02-15-15                    7.75        2,060,000               2,173,299
                                                              ---------------
Total                                                              13,551,680
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $236,094,153)                                          $   235,496,729
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SENIOR LOANS (1.7%)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
ELECTRIC (0.4%)
NRG Energy
  Tranche B Term Loan
    02-01-13                    7.33%    $  1,000,000(f)      $     1,004,090
-----------------------------------------------------------------------------

PAPER (0.9%)
Georgia Pacific
  2nd Lien Term Loan
    12-23-13                    8.30        2,450,000(f)            2,470,262
-----------------------------------------------------------------------------

RETAILERS (0.4%)
Toys "R" Us
  Tranche B Term Loan
    07-19-12                    9.64        1,000,000(f)            1,020,420
-----------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $4,477,997)                                            $     4,494,772
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (9.7%)
------------------------------------------------------------------------------

ISSUER                      EFFECTIVE       AMOUNT                   VALUE(a)
                              YIELD       PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
    09-01-06                   5.28%     $  2,800,000         $     2,799,589
Deer Valley Funding LLC
    09-26-06                   5.30         5,000,000               4,980,933
Ebury Finance LLC
    09-01-06                   5.28         6,000,000               5,999,121
Gemini Securitization
    09-01-06                   5.27         2,000,000(g)            1,999,707
Nieuw Amsterdam
    09-25-06                   5.28         4,300,000(g)            4,284,293
Sheffield Receivables
    09-06-06                   5.25         5,000,000(g)            4,995,625
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $25,062,942)                                           $    25,059,268
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $265,635,092)(h)                                       $   265,050,769
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

186   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Income Opportunities Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2006, the value of foreign securities represented 7.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $52,308,962 or 20.2% of net assets.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(f) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $11,279,625 or 4.4% of net assets.

(h) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $265,760,792 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $     1,549,205
      Unrealized depreciation                                      (2,259,228)
      ------------------------------------------------------------------------
      Net unrealized depreciation                             $      (710,023)
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   187

INVESTMENTS IN SECURITIES

RiverSource VP - International Opportunity Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (98.1%)(c)
------------------------------------------------------------------------------

ISSUER                                        SHARES                 VALUE(a)
AUSTRALIA (2.5%)
CAPITAL MARKETS (0.5%)
Macquarie Bank                                129,823         $     6,422,127
-----------------------------------------------------------------------------

INSURANCE (0.3%)
QBE Insurance Group                           232,199               4,229,442
-----------------------------------------------------------------------------

METALS & MINING (1.7%)
BHP Billiton                                  444,881               9,407,535
Newcrest Mining                               252,107               3,752,941
Rio Tinto                                     132,787               7,394,914
                                                              ---------------
Total                                                              20,555,390
-----------------------------------------------------------------------------

AUSTRIA (0.6%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen
   Sparkassen                                 122,604               7,413,202
-----------------------------------------------------------------------------

BELGIUM (0.8%)
BEVERAGES (0.4%)
InBev                                          98,967               5,138,380
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Colruyt                                        28,127               4,781,383
-----------------------------------------------------------------------------

CANADA (1.1%)
OIL, GAS & CONSUMABLE FUELS (0.7%)
Canadian Natural Resources                     70,000               3,677,440
Petro-Canada                                  110,000               4,700,344
                                                              ---------------
Total                                                               8,377,784
-----------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Canadian Pacific Railway                      110,000               5,407,387
-----------------------------------------------------------------------------

CHINA (0.7%)
OIL, GAS & CONSUMABLE FUELS
PetroChina Series H                         8,308,000               9,368,680
-----------------------------------------------------------------------------

DENMARK (0.4%)
INSURANCE
TrygVesta                                      76,003               4,673,573
-----------------------------------------------------------------------------

FINLAND (0.6%)
OIL, GAS & CONSUMABLE FUELS
Neste Oil                                     223,832               7,053,692
-----------------------------------------------------------------------------

FRANCE (11.3%)
AIRLINES (0.3%)
Air France-KLM                                147,931               4,036,435
-----------------------------------------------------------------------------

COMMERCIAL BANKS (1.6%)
BNP Paribas                                    91,476               9,720,369
Societe Generale                               69,050              11,145,343
                                                              ---------------
Total                                                              20,865,712
-----------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
VINCI                                          75,041               8,122,965
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Imerys                                         62,740               4,774,085
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
FRANCE (CONT.)
ELECTRICAL EQUIPMENT (1.4%)
ALSTOM                                        101,804(b)      $     9,598,467
Schneider Electric                             77,030               8,214,920
                                                              ---------------
Total                                                              17,813,387
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Essilor Intl                                  109,987              11,384,447
-----------------------------------------------------------------------------

INSURANCE (2.3%)
Assurances Generales
   de France                                   68,024               8,539,795
AXA                                           544,245              20,218,627
                                                              ---------------
Total                                                              28,758,422
-----------------------------------------------------------------------------

MACHINERY (0.3%)
Vallourec                                      18,555               4,159,664
-----------------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Neopost                                        61,275               7,162,678
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.7%)
Total                                         312,679              21,109,042
-----------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
Sanofi-Aventis                                 82,739               7,424,678
-----------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
LVMH Moet Hennessy
   Louis Vuitton                               67,879               6,986,836
-----------------------------------------------------------------------------

GERMANY (6.3%)
COMMERCIAL BANKS (0.6%)
Deutsche Postbank                              97,042               7,573,190
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.6%)
Wincor Nixdorf                                 57,693               8,036,587
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (0.6%)
E.ON                                           64,631               8,209,876
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Fresenius Medical Care & Co                    62,554               8,252,151
-----------------------------------------------------------------------------

INSURANCE (1.7%)
Allianz                                       119,469              20,258,347
-----------------------------------------------------------------------------

MACHINERY (0.7%)
MAN                                           120,636               9,227,482
-----------------------------------------------------------------------------

SOFTWARE (0.3%)
SAP                                            17,209               3,286,725
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.8%)
Hypo Real Estate Holding                      173,263              10,742,625
-----------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Fraport                                        56,243               4,338,788
-----------------------------------------------------------------------------

GREECE (0.6%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                         267,056               8,073,718
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
HONG KONG (2.6%)
DISTRIBUTORS (0.5%)
Li & Fung                                   2,670,800         $     6,353,242
-----------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.6%)
Cheung Kong Holdings                          429,000               4,738,411
China Overseas Land
  & Investment                              6,378,000               4,387,535
New World Development                       3,471,400               6,231,210
Sun Hung Kai Properties                       381,000               4,154,351
                                                              ---------------
Total                                                              19,511,507
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Esprit Holdings                               815,000               6,780,227
-----------------------------------------------------------------------------

HUNGARY (0.4%)
PHARMACEUTICALS
Gedeon Richter ADR                             25,492(d,h)          5,423,505
-----------------------------------------------------------------------------

INDONESIA (0.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikasi Indonesia                    4,667,000               4,060,943
-----------------------------------------------------------------------------

IRELAND (0.6%)
CONSTRUCTION MATERIALS
CRH                                           219,244               7,602,828
-----------------------------------------------------------------------------

ITALY (4.1%)
COMMERCIAL BANKS (1.0%)
UniCredito Italiano                         1,587,411              12,648,499
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Saipem                                        558,167              12,505,849
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Parmalat                                    2,271,253(b)            7,768,479
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.5%)
Eni                                           632,004              19,349,821
-----------------------------------------------------------------------------

JAPAN (24.5%)
AUTO COMPONENTS (0.2%)
Keihin                                        137,400               2,908,587
-----------------------------------------------------------------------------

AUTOMOBILES (2.1%)
Honda Motor                                   265,700               9,030,948
Toyota Motor                                  322,000              17,472,868
                                                              ---------------
Total                                                              26,503,816
-----------------------------------------------------------------------------

BUILDING PRODUCTS (0.6%)
Asahi Glass                                   585,000               7,674,419
-----------------------------------------------------------------------------

CAPITAL MARKETS (1.4%)
Mitsubishi UFJ Securities                     145,000               1,945,438
Nikko Cordial                                 596,500               7,571,216
Nomura Holdings                               240,500               4,650,609
Tokai Tokyo Securities                        689,000               3,891,362
                                                              ---------------
Total                                                              18,058,625
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

188   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - International Opportunity Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
JAPAN (CONT.)
CHEMICALS (2.0%)
Showa Denko                                 2,341,000         $    10,050,805
Sumitomo Chemical                           1,025,000               8,067,979
UBE Inds                                    2,683,000               7,336,596
                                                              ---------------
Total                                                              25,455,380
-----------------------------------------------------------------------------

COMMERCIAL BANKS (3.5%)
Bank of Yokohama                              622,000               4,917,080
Mitsubishi UFJ
   Financial Group                              1,346              18,345,686
Mitsui Trust Holdings                         617,000               7,221,722
Mizuho Financial Group                          1,709              13,815,836
                                                              ---------------
Total                                                              44,300,324
-----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Toppan Printing                               532,000               6,018,366
-----------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Okumura                                       996,000               5,455,558
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Japan Cash Machine                            177,600(f)            2,806,440
Matsushita Electric Works                     295,000               3,146,265
                                                              ---------------
Total                                                               5,952,705
-----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Arisawa Mfg                                   343,800               5,204,298
Yokogawa Electric                             109,400               1,556,334
                                                              ---------------
Total                                                               6,760,632
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.9%)
Daito Trust Construction                      128,100               6,656,530
Sekisui Chemical                              914,000               8,019,593
Sharp                                         520,000               9,302,325
                                                              ---------------
Total                                                              23,978,448
-----------------------------------------------------------------------------

INSURANCE (0.4%)
T&D Holdings                                   66,350               4,922,979
-----------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Rakuten                                         8,380               3,633,546
-----------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.4%)
eAccess                                         8,502(f)            5,077,010
-----------------------------------------------------------------------------

MACHINERY (1.3%)
AMADA                                         685,000               7,154,017
SMC                                            65,600               8,767,901
                                                              ---------------
Total                                                              15,921,918
-----------------------------------------------------------------------------

METALS & MINING (1.5%)
Mitsui Mining & Smelting                    1,520,000               8,545,873
Nippon Steel                                1,518,000               6,336,315
Pacific Metals                                619,000               4,687,716
                                                              ---------------
Total                                                              19,569,904
-----------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Mitsukoshi                                    719,000               3,387,060
-----------------------------------------------------------------------------

OFFICE ELECTRONICS (1.8%)
Canon                                         306,450              15,245,489
Ricoh                                         379,000               7,441,818
                                                              ---------------
Total                                                              22,687,307
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                        SHARES                 VALUE(a)
JAPAN (CONT.)
OIL, GAS & CONSUMABLE FUELS (0.9%)
Nippon Mining Holdings                        949,500         $     6,956,044
Nippon Oil                                    532,000               4,042,457
                                                              ---------------
Total                                                              10,998,501
-----------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Takeda Pharmaceutical                         166,300              11,007,335
-----------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.4%)
Mitsui Fudosan                                235,000               5,264,929
Sumitomo Real Estate Sales                     54,570               4,667,202
TOC                                         1,363,250               7,606,514
                                                              ---------------
Total                                                              17,538,645
-----------------------------------------------------------------------------

SOFTWARE (0.6%)
Nintendo                                       39,200               8,041,026
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Komeri                                        179,800               6,233,802
-----------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
ONWARD Kashiyama                              319,000               4,459,315
-----------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
Mitsubishi Logistics                          185,000               2,978,533
-----------------------------------------------------------------------------

MEXICO (1.3%)
MEDIA (0.5%)
Grupo Televisa ADR                            348,364               6,632,850
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
America Movil ADR Series L                    262,515               9,794,435
-----------------------------------------------------------------------------

NETHERLANDS (2.6%)
DIVERSIFIED FINANCIAL SERVICES (1.3%)
ING Groep                                     370,731              16,028,464
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Royal Numico                                  148,712               6,907,693
-----------------------------------------------------------------------------

MEDIA (0.4%)
Reed Elsevier                                 281,118               4,508,709
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Royal Dutch Shell Series A                    144,055               4,980,701
-----------------------------------------------------------------------------

RUSSIA (0.6%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                   161,379               7,600,951
-----------------------------------------------------------------------------

SINGAPORE (0.9%)
HOTELS, RESTAURANTS & LEISURE (0.4%)
City Developments                             724,200               4,533,441
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Keppel                                        672,000               6,406,101
-----------------------------------------------------------------------------

SOUTH AFRICA (2.1%)
METALS & MINING
Anglo American                                421,383              18,227,587
Impala Platinum Holdings                       48,521               8,981,633
                                                              ---------------
Total                                                              27,209,220
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
SOUTH KOREA (1.5%)
COMMERCIAL BANKS (1.1%)
Kookmin Bank                                   68,930         $     5,580,389
Shinhan Financial Group                       169,390               7,641,058
                                                              ---------------
Total                                                              13,221,447
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Samsung Electronics                             7,680               5,194,589
-----------------------------------------------------------------------------

SPAIN (2.3%)
COMMERCIAL BANKS (1.7%)
Banco Bilbao Vizcaya
   Argentaria                                 921,960              21,070,078
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Inditex                                       181,713               8,196,174
-----------------------------------------------------------------------------

SWEDEN (1.7%)
BUILDING PRODUCTS (0.7%)
ASSA ABLOY Cl B                               505,600               8,864,175
-----------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Skandinaviska Enskilda
   Banken                                     257,400               6,662,502
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.5%)
Telefonaktiebolaget LM
   Ericsson Series B                        1,949,000               6,484,201
-----------------------------------------------------------------------------

SWITZERLAND (9.5%)
CAPITAL MARKETS (2.4%)
UBS                                           540,819              30,607,007
-----------------------------------------------------------------------------

CHEMICALS (0.6%)
Syngenta                                       52,118(b)            7,652,330
-----------------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Nestle                                         39,584              13,613,332
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Nobel Biocare Holding                          27,326(b)            6,661,087
-----------------------------------------------------------------------------

METALS & MINING (1.1%)
Xstrata                                       307,189              13,790,923
-----------------------------------------------------------------------------

PHARMACEUTICALS (3.8%)
Novartis                                      299,742              17,109,674
Roche Holding                                 166,840              30,759,726
                                                              ---------------
Total                                                              47,869,400
-----------------------------------------------------------------------------

TAIWAN (0.4%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Taiwan
   Semiconductor Mfg                        3,162,876               5,587,542
-----------------------------------------------------------------------------

UNITED KINGDOM (17.8%)
AEROSPACE & DEFENSE (0.9%)
Rolls-Royce Group                           1,382,776(b)           11,485,004
-----------------------------------------------------------------------------

COMMERCIAL BANKS (3.1%)
Barclays                                      775,453               9,707,225
HSBC Holdings                                 462,289               8,387,844
Standard Chartered                            857,859              21,477,589
                                                              ---------------
Total                                                              39,572,658
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   189

RiverSource VP - International Opportunity Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
UNITED KINGDOM (CONT.)
CONSTRUCTION MATERIALS (0.6%)
Hanson                                        569,513         $     7,178,034
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
British Energy Group                          495,712(b)            6,328,082
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.9%)
Tesco                                       3,284,017              23,587,315
Wm Morrison
   Supermarkets                             3,249,150              13,686,642
                                                              ---------------
Total                                                              37,273,957
-----------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
Drax Group                                    552,150(b)            9,461,140
-----------------------------------------------------------------------------

INSURANCE (1.1%)
Admiral Group                                 394,570               5,085,769
Legal & General Group                       1,594,107               3,991,049
Resolution                                    429,218               4,862,266
                                                              ---------------
Total                                                              13,939,084
-----------------------------------------------------------------------------

METALS & MINING (0.3%)
Corus Group                                   474,277               3,541,921
-----------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Marks & Spencer Group                       1,048,272              11,825,138
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.0%)
BG Group                                    1,762,153              23,031,807
BP                                          2,302,946              26,175,919
                                                              ---------------
Total                                                              49,207,726
-----------------------------------------------------------------------------

PHARMACEUTICALS (1.6%)
AstraZeneca                                   154,192               9,992,985
GlaxoSmithKline                               360,560              10,214,670
                                                              ---------------
Total                                                              20,207,655
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Carphone Warehouse
   Group                                    1,452,197               7,776,102
-----------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
SIG                                           190,285               3,381,915
Wolseley                                      221,026               4,818,288
                                                              ---------------
Total                                                               8,200,203
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $992,491,955)                                          $ 1,241,621,577
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
OTHER (--%)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
HONG KONG
REAL ESTATE MANAGEMENT & DEVELOPMENT
China Overseas Land & Investment
   Warrants                                   797,250(h)      $       116,864
-----------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                   $       116,864
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (2.0%)(g)
------------------------------------------------------------------------------

ISSUER                              EFFECTIVE     AMOUNT           VALUE(a)
                                      YIELD     PAYABLE AT
                                                 MATURITY
COMMERCIAL PAPER
Barton Capital
   09-01-06                           5.27%     $ 3,000,000(e) $    2,999,561
Park Granada LLC
   09-01-06                           5.28       10,000,000(e)      9,998,533
Park Sienna LLC
   09-01-06                           5.30       12,500,000(e)     12,498,160
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $25,500,000)                                            $   25,496,254
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,017,991,955)(i)                                      $1,267,234,695
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

190   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - International Opportunity Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $5,423,505 or 0.4% of net assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $25,496,254 or 2.0% of net assets.

(f) At Aug. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(g) Cash collateral received from security lending activity is invested in short-term securities and represents 0.4% of net assets. See Note 6 to the financial statements. 1.6% of net assets is the Fund's cash equivalent position.

(h) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2006, is as follows:

      SECURITY                                ACQUISITION               COST
                                                 DATES
      -----------------------------------------------------------------------
      China Overseas Land & Investment
         Warrants                               06-29-06          $       --
      Gedeon Richter ADR*                04-18-06 thru 04-20-06    5,393,916

      * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $1,025,152,543 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $ 257,177,115
      Unrealized depreciation                                    (15,094,963)
      -----------------------------------------------------------------------
      Net unrealized appreciation                              $ 242,082,152
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   191

INVESTMENTS IN SECURITIES

RiverSource VP - Large Cap Equity Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (96.2%)
------------------------------------------------------------------------------

ISSUER                                        SHARES                 VALUE(a)
AEROSPACE & DEFENSE (3.0%)
Boeing                                        330,329         $    24,741,642
DRS Technologies                               28,669               1,186,037
General Dynamics                               69,975               4,726,811
Goodrich                                      207,734               8,091,239
Honeywell Intl                                751,202              29,086,542
L-3 Communications
   Holdings                                    46,006               3,468,392
Lockheed Martin                               219,231              18,108,481
Northrop Grumman                              131,635               8,794,534
United Technologies                           202,679              12,710,000
                                                              ---------------
Total                                                             110,913,678
-----------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                     33,998               2,381,560
-----------------------------------------------------------------------------

AIRLINES (0.1%)
UAL                                           141,583(b)            3,539,575
-----------------------------------------------------------------------------

AUTO COMPONENTS (--%)
Cooper Tire & Rubber                            6,298                  61,909
Goodyear Tire & Rubber                         18,287(b)              248,703
Johnson Controls                               20,120               1,447,232
                                                              ---------------
Total                                                               1,757,844
-----------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                    192,161               1,608,388
General Motors                                 58,366               1,703,119
Harley-Davidson                                21,266               1,244,274
                                                              ---------------
Total                                                               4,555,781
-----------------------------------------------------------------------------

BEVERAGES (1.7%)
Anheuser-Busch Companies                       79,398               3,920,673
Brown-Forman Cl B                               8,684                 668,494
Coca-Cola                                     418,659              18,760,110
Coca-Cola Enterprises                          31,151                 694,667
Constellation Brands Cl A                      20,656(b)              563,702
Molson Coors Brewing Cl B                       6,125                 430,588
Pepsi Bottling Group                           13,887                 486,184
PepsiCo                                       605,265              39,511,699
                                                              ---------------
Total                                                              65,036,117
-----------------------------------------------------------------------------

BIOTECHNOLOGY (2.4%)
Amgen                                         512,989(b)           34,847,344
Biogen Idec                                   534,114(b)           23,575,792
Genentech                                     310,370(b)           25,611,732
Gilead Sciences                                48,758(b)            3,091,257
MedImmune                                      32,274(b)              892,053
                                                              ---------------
Total                                                              88,018,178
-----------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Standard
   Companies                                   31,166               1,301,804
Masco                                         123,249               3,378,255
                                                              ---------------
Total                                                               4,680,059
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                        SHARES                 VALUE(a)
CAPITAL MARKETS (2.5%)
Bank of New York                              186,457         $     6,292,924
Bear Stearns Companies                         12,480               1,626,768
Franklin Resources                            160,577              15,802,383
Goldman Sachs Group                            44,708               6,645,844
KKR Private Equity
   Investors LP Unit                          195,617(b)            4,418,988
Legg Mason                                     52,294               4,772,350
Lehman Brothers Holdings                      235,464              15,024,958
Merrill Lynch & Co                            233,579              17,175,064
Morgan Stanley                                300,932              19,798,316
State Street                                   43,449               2,685,148
                                                              ---------------
Total                                                              94,242,743
-----------------------------------------------------------------------------

CHEMICALS (1.0%)
Air Products & Chemicals                       23,012               1,525,465
Ashland                                         7,334                 463,069
Dow Chemical                                  333,797              12,727,679
Eastman Chemical                               59,040               3,096,648
Ecolab                                         18,794                 837,837
EI du Pont de Nemours & Co                    157,393               6,290,997
Hercules                                       11,726(b)              182,926
Intl Flavors & Fragrances                       8,112                 322,614
Lyondell Chemical                              75,313               1,956,632
Monsanto                                       55,715               2,643,120
PPG Inds                                       17,093               1,083,012
Praxair                                        33,346               1,914,394
Rohm & Haas                                    14,998                 661,412
RPM Intl                                       75,143               1,413,440
Sigma-Aldrich                                   6,909                 501,801
                                                              ---------------
Total                                                              35,621,046
-----------------------------------------------------------------------------

COMMERCIAL BANKS (2.7%)
AmSouth Bancorporation                         35,935               1,029,538
BB&T                                           56,915               2,435,962
Comerica                                       16,724                 957,449
Commerce Bancorp                              125,866(d)            4,192,596
Compass Bancshares                             13,342                 773,836
Fifth Third Bancorp                            57,587               2,265,473
First Horizon Natl                             12,706                 485,115
Huntington Bancshares                          25,360                 606,611
M&T Bank                                        8,058                 986,783
Natl City                                      56,134               1,941,114
North Fork Bancorporation                      48,054               1,318,602
PNC Financial
   Services Group                             112,385               7,955,734
Regions Financial                              47,199               1,698,692
SunTrust Banks                                 37,628               2,874,779
US Bancorp                                    578,315              18,546,562
Wachovia                                      369,740              20,198,896
Wells Fargo & Co                              903,475              31,395,756
Zions Bancorporation                           10,932                 863,519
                                                              ---------------
Total                                                             100,527,017
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                     SHARES                    VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Allied Waste Inds                              24,961(b)      $       258,097
Avery Dennison                                 33,871               2,097,970
Cendant                                        29,725                  57,369
Cintas                                         14,230                 526,937
Equifax                                         8,146                 258,961
Monster Worldwide                              13,248(b)              539,724
Robert Half Intl                               17,729                 548,535
Waste Management                               56,254               1,928,387
                                                              ---------------
Total                                                               6,215,980
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.7%)
Alcatel                                        22,152(b,c)            277,814
Cisco Systems                               2,689,964(b)           59,152,308
Corning                                       218,582(b)            4,861,264
Juniper Networks                              126,016(b)            1,848,655
Lucent Technologies                        11,094,200(b)           25,849,486
Motorola                                    1,416,886              33,126,795
Nortel Networks                             4,517,025(b,c)          9,440,582
Sonus Networks                                689,317(b)            3,350,081
                                                              ---------------
Total                                                             137,906,985
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.4%)
Apple Computer                                 81,864(b)            5,554,472
Dell                                          357,843(b)            8,069,360
EMC                                           992,862(b)           11,566,842
Hewlett-Packard                               998,379              36,500,737
Intl Business Machines                        298,973              24,207,844
SanDisk                                        32,249(b)            1,900,111
Sun Microsystems                              225,598(b)            1,125,734
                                                              ---------------
Total                                                              88,925,100
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                               10,382                 816,129
-----------------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
American Express                              217,039              11,403,229
Capital One Financial                         174,978              12,790,892
SLM                                            42,516               2,063,301
                                                              ---------------
Total                                                              26,257,422
-----------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                           10,804                 435,833
Bemis                                          10,819                 349,454
Pactiv                                         14,566(b)              389,349
Sealed Air                                      8,419                 436,694
Temple-Inland                                  70,091               3,120,451
                                                              ---------------
Total                                                               4,731,781
-----------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                  17,820                 736,501
-----------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                              14,442(b)              725,133
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

192   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Large Cap Equity Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (5.1%)
Bank of America                             1,424,900         $    73,339,604
Chicago Mercantile
   Exchange Holdings                            3,600               1,584,000
CIT Group                                      20,289                 914,222
Citigroup                                   1,397,032              68,943,529
Consumer Discretionary
   Select Sector SPDR Fund                     19,951                 656,787
Financial Select Sector
   SPDR Fund                                  109,047(d)            3,649,803
iShares Dow Jones
   US Healthcare
   Sector Index Fund                                1                      65
JPMorgan Chase & Co                           842,467              38,467,043
Moody's                                        25,635               1,568,349
                                                              ---------------
Total                                                             189,123,402
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
AT&T                                          234,307               7,293,977
BellSouth                                     572,488              23,311,711
Chunghwa Telecom ADR                          193,987(c)            3,357,923
Citizens Communications                       107,638               1,484,328
Embarq                                        398,418(b)           18,785,409
FastWeb                                        16,061(b,c)            624,851
Verizon Communications                        722,132              25,404,604
Windstream                                    860,116              11,353,531
                                                              ---------------
Total                                                              91,616,334
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Allegheny Energy                               16,856(b)              703,569
American Electric Power                        40,652               1,482,985
Edison Intl                                    33,394               1,457,314
Entergy                                       120,065               9,323,047
Exelon                                        253,489              15,457,759
FirstEnergy                                    34,039               1,942,265
FPL Group                                      80,390               3,573,336
Pinnacle West Capital                          10,119                 464,867
PPL                                           131,443               4,596,562
Progress Energy                                25,739               1,141,010
Southern                                      309,533              10,607,696
                                                              ---------------
Total                                                              50,750,410
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Cooper Inds Cl A                                9,499                 777,778
Emerson Electric                               41,211               3,385,484
Rockwell Automation                            17,830               1,005,255
                                                              ---------------
Total                                                               5,168,517
-----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies                           40,307(b)            1,296,273
Flextronics Intl                              350,582(b,c)          4,136,867
Tektronix                                       8,414                 238,453
                                                              ---------------
Total                                                               5,671,593
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
Baker Hughes                                   49,751               3,541,276
Cameron Intl                                   50,195(b)            2,404,842
Halliburton                                   330,407              10,777,876
Natl Oilwell Varco                             56,542(b)            3,692,193
Schlumberger                                  184,632              11,317,942

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
TODCO                                          15,436(b)      $       571,595
Transocean                                     46,000(b)            3,070,500
Weatherford Intl                              201,295(b)            8,655,685
                                                              ---------------
Total                                                              44,031,909
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.4%)
Costco Wholesale                               31,730               1,484,647
CVS                                           282,742               9,485,994
Safeway                                       703,757              21,767,203
SYSCO                                          63,318               1,987,552
Wal-Mart Stores                               334,701              14,967,829
Whole Foods Market                             14,372                 770,627
                                                              ---------------
Total                                                              50,463,852
-----------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland                         67,628               2,784,245
Cadbury Schweppes                             132,434(c)            1,409,468
Campbell Soup                                  85,697               3,219,636
ConAgra Foods                                  52,916               1,259,401
Dean Foods                                     14,166(b)              561,257
General Mills                                 180,314               9,778,428
Hershey                                        43,667               2,356,271
HJ Heinz                                       34,461               1,441,848
Kellogg                                       415,247              21,053,023
Kraft Foods Cl A                               41,614               1,411,131
McCormick & Co                                 13,615                 495,858
Sara Lee                                       78,912               1,312,307
Tyson Foods Cl A                               25,869                 381,050
WM Wrigley Jr                                  22,749               1,056,009
                                                              ---------------
Total                                                              48,519,932
-----------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                           4,528                 197,692
ONEOK                                          87,541               3,350,195
Peoples Energy                                  3,903                 165,409
                                                              ---------------
Total                                                               3,713,296
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Bausch & Lomb                                  26,952               1,304,746
Baxter Intl                                    65,572               2,910,085
Boston Scientific                           2,118,482(b)           36,946,326
Medtronic                                     226,631              10,628,994
St. Jude Medical                               37,192(b)            1,354,161
Stryker                                        78,656               3,777,848
                                                              ---------------
Total                                                              56,922,160
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.3%)
Aetna                                         296,983              11,068,556
Brookdale Senior Living                        39,503               1,889,428
Cardinal Health                               413,843              27,901,295
CIGNA                                         144,322              16,318,489
HCA                                           311,811              15,378,519
HealthSouth                                 1,247,255(b)            6,067,896
Humana                                         56,591(b)            3,448,090
McKesson                                       10,844                 550,875
Omnicare                                       14,612                 662,070
UnitedHealth Group                            773,637              40,190,441
                                                              ---------------
Total                                                             123,475,659
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                      SHARES                   VALUE(a)
HOTELS, RESTAURANTS & LEISURE (0.6%)
Applebee's Intl                                33,469         $       694,482
Carnival Unit                                  67,639               2,834,074
Harrah's Entertainment                         35,350               2,204,426
Marriott Intl Cl A                            197,359               7,432,540
McDonald's                                    160,537               5,763,278
Orient-Express Hotels
   Series A                                    20,443(c)              684,432
Wyndham Worldwide                              34,909(b)            1,021,437
                                                              ---------------
Total                                                              20,634,669
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Centex                                         12,514                 637,588
DR Horton                                     133,693               2,931,886
Fortune Brands                                 15,133               1,098,656
Harman Intl Inds                                6,905                 560,134
Hovnanian Enterprises Cl A                     40,761(b)            1,079,759
-----------------------------------------------------------------------------
KB HOME                                         7,778                 332,587
Leggett & Platt                                18,814                 433,663
Lennar Cl A                                    14,340                 643,006
Newell Rubbermaid                              28,100                 758,419
Pulte Homes                                    21,979                 652,117
Snap-On                                         5,996                 262,025
Stanley Works                                   7,295                 344,543
Whirlpool                                       8,048                 651,164
                                                              ---------------
Total                                                              10,385,547
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.5%)
Clorox                                         15,614                 933,873
Colgate-Palmolive                             387,980              23,224,483
Kimberly-Clark                                 47,454               3,013,329
Procter & Gamble                              882,206              54,608,552
Spectrum Brands                             1,357,649(b,d)         10,806,886
                                                              ---------------
Total                                                              92,587,123
-----------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                            67,939(b)            1,443,024
Constellation Energy Group                     18,467               1,109,682
Dynegy Cl A                                    38,090(b)              236,158
TXU                                            47,721               3,159,608
                                                              ---------------
Total                                                               5,948,472
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.7%)
3M                                             57,865               4,148,921
General Electric                            2,731,469              93,033,833
Tyco Intl                                     189,277(c)            4,949,594
                                                              ---------------
Total                                                             102,132,348
-----------------------------------------------------------------------------

INSURANCE (4.5%)
ACE                                           441,041(c)           23,754,468
AFLAC                                         109,036               4,914,253
Allied World Assurance
   Holdings                                    92,175(b,c)          3,553,346
American Intl Group                         1,325,684              84,605,152
Aon                                           196,465               6,791,795
Arch Capital Group                             49,043(b,c)          2,922,963
Aspen Insurance Holdings                      268,459(c)            6,638,991
Chubb                                          89,305               4,479,539
Endurance Specialty
   Holdings                                    61,634(c)            1,988,929

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   193

RiverSource VP - Large Cap Equity Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES            VALUE(a)
INSURANCE (CONT.)
Hartford Financial
  Services Group                                 157,616      $    13,532,910
Max Re Capital                                   288,570(c)         6,697,710
Natl Financial Partners                           46,889            1,726,453
Prudential Financial                              42,895            3,148,922
XL Capital Cl A                                   39,225(c)         2,574,729
                                                              ---------------
Total                                                             167,330,160
-----------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                        31,911(b)           983,816
Liberty Media Holding -
  Interactive Cl A                               166,087(b,f)       3,165,618
                                                              ---------------
Total                                                               4,149,434
-----------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.7%)
eBay                                             312,773(b)         8,713,856
Google Cl A                                      128,838(b,h)      48,769,048
Yahoo!                                           219,082(b)         6,313,943
                                                              ---------------
Total                                                              63,796,847
-----------------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer
  Services Cl A                                   97,175(b)         4,988,965
Automatic Data Processing                        185,098            8,736,625
Electronic Data Systems                           42,538            1,013,681
First Data                                       300,083           12,894,566
Fiserv                                             6,305(b)           278,492
Ness Technologies                                 38,182(b,c)         441,384
Paychex                                           16,294              585,118
Satyam Computer
  Services ADR                                    27,285(c,d)       1,041,468
Unisys                                            35,511(b)           189,984
                                                              ---------------
Total                                                              30,170,283
-----------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                     29,652              630,698
Mattel                                            70,331            1,325,036
                                                              ---------------
Total                                                               1,955,734
-----------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Fisher Scientific Intl                               229(b)            17,915
PerkinElmer                                      128,615            2,370,374
                                                              ---------------
Total                                                               2,388,289
-----------------------------------------------------------------------------

MACHINERY (1.0%)
Caterpillar                                      158,057           10,487,081
Danaher                                           24,745            1,640,346
Deere & Co                                        76,064            5,940,598
Dover                                             21,816            1,060,694
Eaton                                             15,398            1,023,967
Flowserve                                         82,926(b)         4,240,836
Illinois Tool Works                              101,630            4,461,557
Ingersoll-Rand Cl A                              100,831(c)         3,833,595
ITT                                               35,700            1,747,515
Navistar Intl                                      6,639(b)           152,299
Parker Hannifin                                   12,439              921,108
                                                              ---------------
Total                                                              35,509,596
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES              VALUE(a)
MEDIA (8.1%)
Cablevision Systems Cl A                         295,315      $     6,874,933
CBS Cl B                                             369               10,535
Clear Channel
  Communications                                  67,322            1,955,031
Comcast Cl A                                     642,343(b)        22,482,005
Comcast Special Cl A                             374,093(b)        13,059,587
EchoStar
  Communications Cl A                             94,731(b)         3,007,709
Liberty Global Cl A                              986,824(b)        23,298,915
Liberty Global Series C                          375,662(b)         8,670,279
Liberty Media Holding -
  Capital Series A                                32,915(b,f)       2,841,552
News Corp Cl A                                 1,909,571           36,339,136
NTL                                            4,691,398          124,275,134
Time Warner                                      849,155           14,112,956
Viacom Cl B                                      506,898(b)        18,400,397
Vivendi                                          655,542(c)        22,547,792
Walt Disney                                      284,364            8,431,393
WorldSpace Cl A                                  153,401(b)           325,210
XM Satellite Radio
  Holdings Cl A                                   85,159(b)         1,103,661
                                                              ---------------
Total                                                             307,736,225
-----------------------------------------------------------------------------

METALS & MINING (0.8%)
Alcan                                             20,877(c)           941,970
Alcoa                                            140,539            4,018,010
Allegheny Technologies                             9,003              516,322
Coeur d'Alene Mines                            1,497,948(b)         8,133,858
Freeport-McMoRan
  Copper & Gold Cl B                              19,340            1,125,781
Newmont Mining                                   201,536           10,328,720
Nucor                                             31,794            1,553,773
Phelps Dodge                                      21,066            1,885,407
United States Steel                               12,894              750,044
                                                              ---------------
Total                                                              29,253,885
-----------------------------------------------------------------------------

MULTILINE RETAIL (1.3%)
Dollar General                                    32,451              417,320
Federated Department
  Stores                                         369,837           14,046,409
JC Penney                                         84,775            5,344,216
Kohl's                                            36,428(b)         2,277,114
Nordstrom                                         96,979            3,622,166
Target                                           486,515           23,542,461
                                                              ---------------
Total                                                              49,249,686
-----------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Ameren                                            21,192            1,134,832
CenterPoint Energy                                32,135              464,351
CMS Energy                                        22,823(b)           334,129
Consolidated Edison                               25,364            1,171,817
Dominion Resources                               174,300           13,924,826
DTE Energy                                        18,346              765,762
Duke Energy                                      127,448            3,823,439
KeySpan                                           17,848              731,768
NiSource                                          27,857              589,733
PG&E                                              35,526            1,489,605
Public Service
  Enterprise Group                                25,952            1,817,159

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES              VALUE(a)
MULTI-UTILITIES (CONT.)
Sempra Energy                                     26,555      $     1,320,315
TECO Energy                                       21,283              335,633
Xcel Energy                                      176,985            3,681,288
                                                              ---------------
Total                                                              31,584,657
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.7%)
Anadarko Petroleum                                79,297            3,719,822
Apache                                            16,199            1,057,471
BP ADR                                            40,011(c)         2,722,749
Chesapeake Energy                                143,929            4,543,839
Chevron                                          668,373           43,043,220
ConocoPhillips                                   640,750           40,642,773
CONSOL Energy                                     19,281              703,178
Devon Energy                                      84,999            5,311,588
El Paso                                           68,271              991,295
Exxon Mobil                                    1,919,785          129,911,850
Hess                                              25,425            1,163,957
Kinder Morgan                                     10,743            1,121,139
Marathon Oil                                      17,455            1,457,493
Murphy Oil                                        18,712              915,204
Newfield Exploration                             105,281(b)         4,552,350
Occidental Petroleum                             133,066            6,785,035
Royal Dutch Shell ADR                             59,913(c)         4,130,402
Williams Companies                                60,709            1,495,263
                                                              ---------------
Total                                                             254,268,628
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Bowater                                          136,880            3,111,282
Intl Paper                                       173,299            6,025,606
Louisiana-Pacific                                 10,959              214,358
MeadWestvaco                                      18,526              473,339
Weyerhaeuser                                     110,482            6,849,885
                                                              ---------------
Total                                                              16,674,470
-----------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Alberto-Culver                                     7,876              387,735
Avon Products                                     46,290            1,328,987
Estee Lauder
  Companies Cl A                                  12,341              454,889
                                                              ---------------
Total                                                               2,171,611
-----------------------------------------------------------------------------

PHARMACEUTICALS (6.7%)
AstraZeneca                                      172,127(c)        11,155,330
Bristol-Myers Squibb                           1,245,564           27,091,017
Eli Lilly & Co                                   227,588           12,728,997
GlaxoSmithKline ADR                               43,531(c)         2,471,690
Johnson & Johnson                                324,777           21,000,081
Merck & Co                                       656,304           26,613,127
Novartis ADR                                     208,346(c)        11,900,724
Pfizer                                         3,552,774           97,914,451
Roche Holding                                     16,858(c)         3,108,052
Schering-Plough                                  924,332           19,364,755
Teva Pharmaceutical
  Inds ADR                                       263,034(c)         9,143,062
Watson Pharmaceuticals                           134,489(b)         3,448,298
Wyeth                                            175,830            8,562,921
                                                              ---------------
Total                                                             254,502,505
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

194   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Large Cap Equity Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES              VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Apartment Investment &
  Management Cl A                                 55,891      $     2,863,855
Archstone-Smith Trust                             22,057            1,172,991
Boston Properties                                  9,354              950,647
Equity Office
  Properties Trust                               123,171            4,568,411
Equity Residential                                30,057            1,498,943
HomeBanc                                         379,921            2,545,471
Kimco Realty                                      21,641              899,184
Plum Creek Timber                                 19,024              662,606
ProLogis                                          25,282            1,427,422
Public Storage                                     8,541              740,078
Vornado Realty Trust                              12,273            1,299,833
                                                              ---------------
Total                                                              18,629,441
-----------------------------------------------------------------------------

ROAD & RAIL (0.1%)
CSX                                               56,288            1,701,023
Norfolk Southern                                  60,018            2,564,570
                                                              ---------------
Total                                                               4,265,593
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Micro Devices                           298,534(b)         7,460,365
Agere Systems                                     79,486(b)         1,211,367
ASML Holding                                      26,474(b,c)         584,016
Credence Systems                                  87,968(b)           222,559
Cypress Semiconductor                            209,127(b)         3,270,746
Elpida Memory                                     39,000(b,c)       1,724,252
Freescale
  Semiconductor Cl A                             796,176(b)        24,442,604
Freescale
  Semiconductor Cl B                             230,954(b)         7,138,788
Infineon Technologies                             73,359(b,c)         861,751
Infineon Technologies ADR                        133,853(b,c)       1,583,481
Integrated Device
  Technology                                     737,848(b)        12,713,121
Intel                                          1,059,836           20,709,195
Maxim Integrated Products                         47,648            1,386,557
NVIDIA                                            36,470(b)         1,061,642
Texas Instruments                                257,832            8,402,745
                                                              ---------------
Total                                                              92,773,189
-----------------------------------------------------------------------------

SOFTWARE (3.3%)
Adobe Systems                                    159,467(b)         5,173,109
BEA Systems                                      136,367(b)         1,872,319
Business Objects ADR                              27,163(b,c)         756,761
Cadence Design Systems                           325,433(b)         5,346,864
Citrix Systems                                    68,413(b)         2,098,911
Compuware                                        331,692(b)         2,520,859
McAfee                                            26,346(b)           599,635
Mercury Interactive                               63,532(b)         3,200,742
Microsoft                                      2,485,732           63,858,456
Oracle                                           434,661(b)         6,802,445
Symantec                                       1,543,332(b)        28,767,709
TIBCO Software                                   420,083(b)         3,301,852
                                                              ---------------
Total                                                             124,299,662
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES              VALUE(a)
SPECIALTY RETAIL (0.7%)
AutoNation                                        15,306(b)   $       297,396
AutoZone                                           5,519(b)           498,366
Bed Bath & Beyond                                 10,425(b)           351,635
Circuit City Stores                               36,792              868,659
Gap                                              119,406            2,007,215
Home Depot                                       287,517            9,858,957
Lowe's Companies                                 159,842            4,325,325
Office Depot                                      29,689(b)         1,093,743
OfficeMax                                          7,314              303,750
RadioShack                                        13,965              252,208
Sherwin-Williams                                  11,498              593,757
Staples                                           75,141            1,695,181
Tiffany & Co                                      74,459            2,352,904
TJX Companies                                     23,844              637,827
                                                              ---------------
Total                                                              25,136,923
-----------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Jones Apparel Group                               11,616              363,581
Liz Claiborne                                     10,785              403,035
Nike Cl B                                         19,483            1,573,448
VF                                                 9,062              633,343
                                                              ---------------
Total                                                               2,973,407
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Countrywide Financial                            884,142           29,883,999
Fannie Mae                                       301,256           15,861,128
Freddie Mac                                      222,886           14,175,550
Washington Mutual                                 57,438            2,406,078
                                                              ---------------
Total                                                              62,326,755
-----------------------------------------------------------------------------

TOBACCO (2.2%)
Altria Group                                     864,990           72,252,614
Imperial Tobacco Group ADR                        97,574(c)         6,745,291
Reynolds American                                 17,536            1,141,068
UST                                               16,647              879,960
                                                              ---------------
Total                                                              81,018,933
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (6.6%)
ALLTEL                                         1,197,160           64,898,044
Hutchison
  Telecommunications Intl                      6,211,235(b,c)      10,957,573
Orascom Telecom
  Holding GDR                                    269,714(c)        14,429,699
Sprint Nextel                                  6,685,954          113,126,342
Vodafone Group                                17,505,114(c)        37,910,561
Vodafone Group ADR                               351,415(c)         7,639,762
                                                              ---------------
Total                                                             248,961,981
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,393,242,865)                                        $ 3,589,861,746
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
OPTIONS PURCHASED (0.1%)
------------------------------------------------------------------------------

ISSUER                    CONTRACTS   EXERCISE   EXPIRATION          VALUE(a)
                                        PRICE       DATE
PUTS
Google Cl A                     319   $    380    Dec. 2006   $       703,395
S&P 500 Index                 4,206        123    Dec. 2006           504,720
S&P 500 Index                11,838        125    Dec. 2006         1,834,890
-----------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $5,642,315)                                            $     3,043,005
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.9%)(e,g)
------------------------------------------------------------------------------

ISSUER                    EFFECTIVE             AMOUNT             VALUE(a)
                            YIELD            PAYABLE AT
                                              MATURITY
COMMERCIAL PAPER
Ebury Finance LLC
   09-01-06                 5.30%           $ 16,700,000      $    16,697,541
Park Granada LLC
   09-01-06                 5.28              20,000,000(i)        19,997,067
   09-01-06                 5.30              31,800,000(i)        31,795,318
Park Sienna LLC
   09-01-06                 5.30              50,000,000(i)        49,992,640
   09-08-06                 5.28              27,000,000(i)        26,968,380
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $145,472,333)                                          $   145,450,946
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,544,357,513)(j)                                     $ 3,738,355,697
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   195

RiverSource VP - Large Cap Equity Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 6.2% of net assets.

(d) At Aug. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.2% of net assets. See Note 6 to the financial statements. 3.7% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                              CONTRACTS
      -----------------------------------------------------------------------
      PURCHASE CONTRACTS
      S&P 500 Index, Sept. 2006                                            70

(h) At Aug. 31, 2006, securities valued at $23,847,390 were held to cover open call options written as follows (see Note 8 to the financial statements):

      ISSUER         CONTRACTS    EXERCISE     EXPIRATION            VALUE(a)
                                    PRICE         DATE
      -----------------------------------------------------------------------
      Google Cl A       630         $420       Dec. 2006             $658,350

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally 31, 2006, the value of these securities to qualified institutional buyers. At Aug. amounted to $128,753,405 or 3.4% of net assets.

(j) At Aug. 31, 2006, the cost of securities for federal income tax and the aggregate gross unrealized appreciation and purposes was $3,599,144,799 depreciation based on that cost was:

      Unrealized appreciation                                 $   256,974,875
      Unrealized depreciation                                    (117,763,977)
      ------------------------------------------------------------------------
      Net unrealized appreciation                             $   139,210,898
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

196   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Large Cap Value Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (94.9%)
------------------------------------------------------------------------------

ISSUER                                            SHARES             VALUE(a)
AEROSPACE & DEFENSE (3.9%)
Boeing                                             1,070      $        80,143
DRS Technologies                                     437               18,079
General Dynamics                                   1,147               77,480
Goodrich                                           1,917               74,667
Honeywell Intl                                     4,558              176,485
L-3 Communications Holdings                          251               18,923
Lockheed Martin                                    1,835              151,571
Northrop Grumman                                   2,127              142,105
United Technologies                                1,113               69,796
                                                              ---------------
Total                                                                 809,249
-----------------------------------------------------------------------------

BEVERAGES (1.0%)
Coca-Cola                                          1,324               59,328
PepsiCo                                            2,229              145,510
                                                              ---------------
Total                                                                 204,838
-----------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                                289(b)            19,632
Biogen Idec                                          653(b)            28,823
                                                              ---------------
Total                                                                  48,455
-----------------------------------------------------------------------------

BUILDING PRODUCTS (0.4%)
American Standard Companies                          511               21,344
Masco                                              2,019               55,341
                                                              ---------------
Total                                                                  76,685
-----------------------------------------------------------------------------

CAPITAL MARKETS (3.9%)
Bank of New York                                   3,055              103,106
Franklin Resources                                   655               64,459
KKR Private Equity
  Investors LP Unit                                1,135(b)            25,640
Legg Mason                                           200               18,252
Lehman Brothers Holdings                           2,950              188,240
Merrill Lynch & Co                                 2,261              166,251
Morgan Stanley                                     3,118              205,133
State Street                                         704               43,507
                                                              ---------------
Total                                                                 814,588
-----------------------------------------------------------------------------

CHEMICALS (1.4%)
Dow Chemical                                       3,856              147,029
Eastman Chemical                                     793               41,593
EI du Pont de Nemours & Co                         1,030               41,169
Lyondell Chemical                                  1,245               32,345
RPM Intl                                           1,186               22,309
                                                              ---------------
Total                                                                 284,445
-----------------------------------------------------------------------------

COMMERCIAL BANKS (4.2%)
Commerce Bancorp                                   1,750               58,293
PNC Financial Services Group                       1,340               94,859
US Bancorp                                         6,464              207,300
Wachovia                                           3,338              182,355
Wells Fargo & Co                                   9,268              322,063
                                                              ---------------
Total                                                                 864,870
-----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Avery Dennison                                       540               33,448
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                            SHARES             VALUE(a)
COMMUNICATIONS EQUIPMENT (1.3%)
Alcatel                                              342(b,c) $         4,289
Cisco Systems                                      4,699(b)           103,331
Corning                                              420(b)             9,341
Lucent Technologies                               17,278(b)            40,258
Motorola                                           4,833              112,995
                                                              ---------------
Total                                                                 270,214
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.1%)
EMC                                                3,970(b)            46,251
Hewlett-Packard                                    5,336              195,084
Intl Business Machines                             2,393              193,761
                                                              ---------------
Total                                                                 435,096
-----------------------------------------------------------------------------

CONSUMER FINANCE (1.2%)
American Express                                   1,464               76,919
Capital One Financial                              2,353              172,004
                                                              ---------------
Total                                                                 248,923
-----------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Temple-Inland                                        970               43,184
-----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (9.2%)
Bank of America                                   15,843              815,439
Citigroup                                         14,657              723,323
JPMorgan Chase & Co                                8,005              365,508
                                                              ---------------
Total                                                               1,904,270
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.8%)
AT&T                                               3,839              119,508
BellSouth                                          8,012              326,249
Chunghwa Telecom ADR                               3,188(c)            55,191
Citizens Communications                            1,700               23,443
Embarq                                               866(b)            40,832
Verizon Communications                            10,809              380,260
Windstream                                         3,216               42,451
                                                              ---------------
Total                                                                 987,934
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (2.5%)
Entergy                                            1,616              125,482
Exelon                                             3,026              184,525
FPL Group                                            616               27,381
PPL                                                1,516               53,015
Southern                                           3,832              131,323
                                                              ---------------
Total                                                                 521,726
-----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Flextronics Intl                                   3,912(b,c)          46,162
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
Cameron Intl                                         822(b)            39,382
Halliburton                                        3,211              104,742
Natl Oilwell Varco                                   300(b)            19,590
Schlumberger                                         755               46,282
TODCO                                                258(b)             9,554
Transocean                                           456(b)            30,438
Weatherford Intl                                   2,036(b)            87,548
                                                              ---------------
Total                                                                 337,536
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                            SHARES             VALUE(a)
FOOD & STAPLES RETAILING (1.4%)
CVS                                                1,445      $        48,480
Safeway                                            3,810              117,843
Wal-Mart Stores                                    2,775              124,098
                                                              ---------------
Total                                                                 290,421
-----------------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
Cadbury Schweppes                                  2,198(c)            23,393
Campbell Soup                                      1,092               41,026
General Mills                                      1,563               84,761
Hershey                                              414               22,339
Kellogg                                            2,398              121,580
Kraft Foods Cl A                                     657               22,279
                                                              ---------------
Total                                                                 315,378
-----------------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                              1,440               55,109
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Bausch & Lomb                                        442               21,397
Baxter Intl                                        1,054               46,777
Boston Scientific                                  5,943(b)           103,646
                                                              ---------------
Total                                                                 171,820
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.8%)
Aetna                                              2,041               76,068
Brookdale Senior Living                              242               11,575
Cardinal Health                                    1,484              100,051
CIGNA                                                893              100,971
Humana                                               491(b)            29,917
Omnicare                                             242               10,965
UnitedHealth Group                                   719               37,352
                                                              ---------------
Total                                                                 366,899
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Carnival Unit                                        250               10,475
Marriott Intl Cl A                                 1,711               64,435
McDonald's                                         1,424               51,122
Wyndham Worldwide                                    252(b)             7,374
                                                              ---------------
Total                                                                 133,406
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
DR Horton                                          1,704               37,369
Hovnanian Enterprises Cl A                           663(b)            17,563
                                                              ---------------
Total                                                                  54,932
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.3%)
Colgate-Palmolive                                  1,252               74,945
Procter & Gamble                                   1,789              110,739
Spectrum Brands                                    9,543(b)            75,962
                                                              ---------------
Total                                                                 261,646
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.4%)
3M                                                   438               31,405
General Electric                                  11,592              394,823
Tyco Intl                                          3,090(c)            80,804
                                                              ---------------
Total                                                                 507,032
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   197

RiverSource VP - Large Cap Value Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                            SHARES             VALUE(a)
INSURANCE (6.4%)
ACE                                                3,130(c)   $       168,582
AFLAC                                                935               42,140
Allied World Assurance Holdings                      620(b,c)          23,901
American Intl Group                                9,421              601,248
Aon                                                1,869               64,611
Arch Capital Group                                   329(b,c)          19,608
Aspen Insurance Holdings                           1,688(c)            41,744
Chubb                                              1,168               58,587
Endurance Specialty Holdings                       1,010(c)            32,593
Hartford Financial
  Services Group                                   1,732              148,710
Max Re Capital                                     1,731(c)            40,177
Prudential Financial                                 560               41,110
XL Capital Cl A                                      625(c)            41,025
                                                              ---------------
Total                                                               1,324,036
-----------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Liberty Media Holding -
  Interactive Cl A                                 2,623(b,d)          49,994
-----------------------------------------------------------------------------

IT SERVICES (0.9%)
Affiliated Computer
  Services Cl A                                    1,145(b)            58,784
Automatic Data Processing                          1,623               76,606
First Data                                         1,423               61,146
                                                              ---------------
Total                                                                 196,536
-----------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                             1,152               21,704
-----------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                                          384                7,077
-----------------------------------------------------------------------------

MACHINERY (1.3%)
Caterpillar                                        1,431               94,946
Deere & Co                                           593               46,313
Flowserve                                            177(b)             9,052
Illinois Tool Works                                  909               39,905
Ingersoll-Rand Cl A                                1,076(c)            40,910
ITT                                                  590               28,881
                                                              ---------------
Total                                                                 260,007
-----------------------------------------------------------------------------

MEDIA (6.6%)
Cablevision Systems Cl A                             347                8,078
Clear Channel
  Communications                                     692               20,096
Comcast Cl A                                       3,411(b)           119,385
Comcast Special Cl A                               6,135(b)           214,172
EchoStar
  Communications Cl A                              1,298(b)            41,212
Liberty Global Cl A                                1,440(b)            33,998
Liberty Global Series C                            1,460(b)            33,697
Liberty Media Holding -
  Capital Series A                                   524(b,d)          45,237
News Corp Cl A                                     9,022              171,689
NTL                                                7,699              203,947
Time Warner                                        9,290              154,400
Viacom Cl B                                        3,988(b)           144,764
Vivendi                                            2,200(c)            75,670
Walt Disney                                        3,126               92,686
                                                              ---------------
Total                                                               1,359,031
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                            SHARES             VALUE(a)
METALS & MINING (0.2%)
Alcan                                                331(c)   $        14,935
Alcoa                                                808               23,100
                                                              ---------------
Total                                                                  38,035
-----------------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
Federated Department Stores                        1,539               58,451
JC Penney                                            592               37,320
Nordstrom                                            247                9,225
Target                                             2,866              138,686
                                                              ---------------
Total                                                                 243,682
-----------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
Dominion Resources                                 2,268              181,191
Xcel Energy                                        2,230               46,384
                                                              ---------------
Total                                                                 227,575
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.5%)
Anadarko Petroleum                                 1,299               60,936
BP ADR                                               661(c)            44,981
Chesapeake Energy                                    658               20,773
Chevron                                            6,010              387,044
ConocoPhillips                                     6,473              410,582
Devon Energy                                       1,393               87,049
Exxon Mobil                                       12,480              844,522
Newfield Exploration                               1,252(b)            54,136
Royal Dutch Shell ADR                                982(c)            67,699
                                                              ---------------
Total                                                               1,977,722
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
Bowater                                            2,251               51,165
Intl Paper                                         2,006               69,749
Weyerhaeuser                                       1,398               86,676
                                                              ---------------
Total                                                                 207,590
-----------------------------------------------------------------------------

PHARMACEUTICALS (4.9%)
Bristol-Myers Squibb                               6,655              144,746
GlaxoSmithKline ADR                                  708(c)            40,200
Merck & Co                                         3,116              126,354
Novartis ADR                                       1,230(c)            70,258
Pfizer                                            16,854              464,496
Schering-Plough                                    5,354              112,166
Watson Pharmaceuticals                             1,162(b)            29,794
Wyeth                                                683               33,262
                                                              ---------------
Total                                                               1,021,276
-----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.6%)
Apartment Investment
  & Management Cl A                                  751               38,481
Equity Office Properties Trust                     2,018               74,848
HomeBanc                                           1,099                7,363
                                                              ---------------
Total                                                                 120,692
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Advanced Micro Devices                             1,981(b)            49,505
Agere Systems                                      1,171(b)            17,846
Credence Systems                                   1,195(b)             3,023
Cypress Semiconductor                              3,427(b)            53,598
Elpida Memory                                        400(b,c)          17,685
Freescale Semiconductor Cl A                       2,153(b)            66,097
Freescale Semiconductor Cl B                         527(b)            16,290
Infineon Technologies                                882(b,c)          10,361

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                            SHARES             VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Infineon Technologies ADR                          2,114(b,c) $        25,009
Integrated Device Technology                       3,927(b)            67,662
Intel                                              4,003               78,218
Texas Instruments                                  1,354               44,127
                                                              ---------------
Total                                                                 449,421
-----------------------------------------------------------------------------

SOFTWARE (2.3%)
Cadence Design Systems                             5,344(b)            87,802
Compuware                                          5,206(b)            39,566
McAfee                                               412(b)             9,377
Microsoft                                          7,433              190,954
Oracle                                             2,386(b)            37,341
Symantec                                           3,883(b)            72,379
TIBCO Software                                     4,040(b)            31,754
                                                              ---------------
Total                                                                 469,173
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Gap                                                1,091               18,340
Home Depot                                         1,216               41,696
                                                              ---------------
Total                                                                  60,036
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.9%)
Countrywide Financial                              6,921              233,930
Fannie Mae                                         3,295              173,482
Freddie Mac                                        2,480              157,728
Washington Mutual                                    964               40,382
                                                              ---------------
Total                                                                 605,522
-----------------------------------------------------------------------------

TOBACCO (2.1%)
Altria Group                                       5,173              432,101
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.4%)
ALLTEL                                             3,229              175,044
Sprint Nextel                                     14,521              245,695
Vodafone Group ADR                                 3,105(c)            67,503
                                                              ---------------
Total                                                                 488,242
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $18,347,441)                                           $    19,647,718
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (4.3%)
------------------------------------------------------------------------------

ISSUER                           EFFECTIVE         AMOUNT            VALUE(a)
                                   YIELD         PAYABLE AT
                                                  MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
   09-01-06                        5.28%         $  400,000      $    399,941

Sheffield Receivables
   09-06-06                        5.25             500,000(e)        499,563
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $899,635)                                                 $    899,504
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $19,247,076)(f)                                           $ 20,547,222
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

198   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Large Cap Value Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 5.1% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $499,563 or 2.4% of net assets.

(f) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $19,370,615 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $  1,629,186
      Unrealized depreciation                                        (452,579)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $  1,176,607
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   199

INVESTMENTS IN SECURITIES

RiverSource VP - Mid Cap Growth Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (95.5%)
------------------------------------------------------------------------------

ISSUER                                         SHARES                 VALUE(a)
AEROSPACE & DEFENSE (1.3%)
L-3 Communications
  Holdings                                      27,068         $     2,040,657
Precision Castparts                             49,370               2,885,183
Rockwell Collins                                81,512               4,273,673
                                                               ---------------
Total                                                                9,199,513
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
CH Robinson Worldwide                           96,687               4,430,198
------------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Harley-Davidson                                 60,131               3,518,265
------------------------------------------------------------------------------

BEVERAGES (0.4%)
Pepsi Bottling Group                            71,223               2,493,517
------------------------------------------------------------------------------

BIOTECHNOLOGY (4.0%)
Amylin Pharmaceuticals                          39,087(b)            1,771,814
Biogen Idec                                    170,058(b)            7,506,360
Celgene                                         15,487(b)              630,166
MedImmune                                      342,877(b)            9,477,120
OSI Pharmaceuticals                            238,643(b)            8,894,225
                                                               ---------------
Total                                                               28,279,685
------------------------------------------------------------------------------
CAPITAL MARKETS (4.9%)
Investors Financial Services                   241,053              11,175,217
Legg Mason                                      59,990               5,474,687
Northern Trust                                  12,588                 704,802
T Rowe Price Group                             387,428              17,070,078
                                                               ---------------
Total                                                               34,424,784
------------------------------------------------------------------------------

CHEMICALS (2.5%)
Sigma-Aldrich                                  244,105              17,729,346
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.3%)
Cintas                                         306,613              11,353,879
Robert Half Intl                               397,257              12,291,132
                                                               ---------------
Total                                                               23,645,011
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
F5 Networks                                     98,381(b)            4,927,904
Juniper Networks                               439,248(b)            6,443,768
                                                               ---------------
Total                                                               11,371,672
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.7%)
Network Appliance                              419,312(b)           14,357,243
SanDisk                                         78,954(b)            4,651,970
                                                               ---------------
Total                                                               19,009,213
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                           42,017               3,631,109
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.5%)
Martin Marietta Materials                      128,646              10,595,285
------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.4%)
Strayer Education                               91,582               9,652,743
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Moody's                                         32,336               1,978,316
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                 VALUE(a)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Level 3 Communications                         416,049(b)      $     1,843,097
------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
Allegheny Energy                                59,072(b)            2,465,665
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.0%)
American Power Conversion                      217,265               3,817,346
Rockwell Automation                             61,601               3,473,064
                                                               ---------------
Total                                                                7,290,410
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Amphenol Cl A                                   30,008               1,724,560
Anixter Intl                                    12,768                 695,728
Molex                                           48,011               1,750,961
                                                               ---------------
Total                                                                4,171,249
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.9%)
BJ Services                                    355,942              12,212,370
ENSCO Intl                                     293,538              13,118,213
Natl Oilwell Varco                              10,989(b)              717,582
Noble                                           81,305               5,316,534
Smith Intl                                      88,362               3,708,553
                                                               ---------------
Total                                                               35,073,252
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.5%)
Whole Foods Market                             199,870              10,717,029
------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Hershey                                         32,581               1,758,071
HJ Heinz                                        42,203               1,765,774
WM Wrigley Jr                                   52,704               2,446,519
                                                               ---------------
Total                                                                5,970,364
------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Questar                                         27,706               2,397,677
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Biomet                                         256,984               8,405,947
Kinetic Concepts                               205,493(b)            6,493,579
ResMed                                         158,646(b)            6,453,719
St. Jude Medical                                51,703(b)            1,882,506
                                                               ---------------
Total                                                               23,235,751
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.5%)
Coventry Health Care                            13,616(b)              738,532
Express Scripts                                143,222(b)           12,042,106
Health Management
  Associates Cl A                              301,179               6,297,653
Humana                                          28,630(b)            1,744,426
Lincare Holdings                               243,635(b)            9,021,804
Omnicare                                       203,543               9,222,533
                                                               ---------------
Total                                                               39,067,054
------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.4%)
Cerner                                          76,686(b)            3,532,157
Dendrite Intl                                  670,049(b)            6,713,891
                                                               ---------------
Total                                                               10,246,048
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                 VALUE(a)
HOTELS, RESTAURANTS & LEISURE (4.5%)
Brinker Intl                                   110,722         $     4,259,475
Cheesecake Factory                             160,240(b)            3,988,374
Hilton Hotels                                   73,208               1,864,608
Intl Game Technology                           174,600               6,753,528
Panera Bread Cl A                               75,296(b)            3,907,862
Royal Caribbean Cruises                        107,661               3,927,473
Station Casinos                                118,948               6,928,721
                                                               ---------------
Total                                                               31,630,041
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Energizer Holdings                              27,754(b)            1,855,632
------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
AES                                            386,604(b)            8,211,469
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.3%)
Akamai Technologies                             59,018(b)            2,313,506
------------------------------------------------------------------------------

IT SERVICES (7.9%)
Acxiom                                         659,056              16,008,470
Cognizant Technology
  Solutions Cl A                                 9,955(b)              695,954
Fiserv                                         323,729(b)           14,299,110
Paychex                                        495,650              17,798,793
VeriFone Holdings                              320,340(b)            7,415,871
                                                               ---------------
Total                                                               56,218,198
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.8%)
Invitrogen                                     149,153(b,c)          9,075,960
Techne                                         217,077(b)           11,049,219
                                                               ---------------
Total                                                               20,125,179
------------------------------------------------------------------------------

MACHINERY (2.8%)
Danaher                                        151,256              10,026,760
ITT                                             81,188               3,974,153
Joy Global                                      46,057               2,005,322
PACCAR                                          74,233               4,058,318
                                                               ---------------
Total                                                               20,064,553
------------------------------------------------------------------------------

MEDIA (2.3%)
Catalina Marketing                             501,269              14,361,357
Lamar Advertising Cl A                          40,419(b)            2,113,914
                                                               ---------------
Total                                                               16,475,271
------------------------------------------------------------------------------

METALS & MINING (0.3%)
Freeport-McMoRan
  Copper & Gold Cl B                            34,836               2,027,804
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.8%)
Denbury Resources                              226,190(b)            7,014,152
El Paso                                        241,756               3,510,297
EOG Resources                                  107,400               6,961,668
Murphy Oil                                      70,149               3,430,988
Newfield Exploration                           129,585(b)            5,603,255
Peabody Energy                                  65,125               2,870,059
Pogo Producing                                 167,890               7,455,995
Williams Companies                             169,724               4,180,302
                                                               ---------------
Total                                                               41,026,716
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

200   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Mid Cap Growth Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
PERSONAL PRODUCTS (0.3%)
Alberto-Culver                                  36,969         $     1,819,984
------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Allergan                                        30,853               3,534,519
Endo Pharmaceuticals
  Holdings                                      53,238(b)            1,758,451
Forest Laboratories                             35,471(b)            1,772,841
                                                               ---------------
Total                                                                7,065,811
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Starwood Hotels &
  Resorts Worldwide                             32,317               1,721,203
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.2%)
Broadcom Cl A                                  156,322(b)            4,602,120
Integrated Device
  Technology                                   106,629(b)            1,837,218
KLA-Tencor                                     170,490               7,486,216
Maxim Integrated Products                      239,593               6,972,156
Microchip Technology                           542,698              18,538,564
NVIDIA                                         147,606(b)            4,296,811
                                                               ---------------
Total                                                               43,733,085
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                 VALUE(a)
SOFTWARE (7.2%)
Advent Software                                451,767(b)      $    14,795,369
BMC Software                                   605,500(b)           16,118,411
Citrix Systems                                 111,841(b)            3,431,282
Fair Isaac                                     359,208              12,575,872
NAVTEQ                                         144,875(b)            3,847,880
                                                               ---------------
Total                                                               50,768,814
------------------------------------------------------------------------------

SPECIALTY RETAIL (2.3%)
Advance Auto Parts                             129,648               3,904,998
Chico's FAS                                     91,813(b)            1,693,032
Williams-Sonoma                                354,946              10,456,709
                                                               ---------------
Total                                                               16,054,739
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Coach                                          175,928(b)            5,311,266
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.8%)
Fastenal                                       345,128              12,659,295
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.2%)
American Tower Cl A                            194,833(b)            6,986,711
Crown Castle Intl                               53,968(b)            1,854,340
NII Holdings                                    72,882(b)            3,888,255
SBA Communications Cl A                         99,239(b)            2,554,412
                                                               ---------------
Total                                                               15,283,718
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $700,257,532)                                           $   676,802,537
------------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (4.4%)(d)
------------------------------------------------------------------------------

ISSUER                                       AMOUNT                   VALUE(a)
                            EFFECTIVE      PAYABLE AT
                              YIELD         MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
    09-01-06                   5.28%      $  6,100,000         $     6,099,105
Deer Valley Funding LLC
    09-26-06                   5.30         10,000,000               9,961,867
Sheffield Receivables
    09-06-06                   5.25         15,000,000(e)           14,986,875
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $31,052,397)                                            $    31,047,847
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $731,309,929)(f)                                        $   707,850,384
==============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) At Aug. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(d) Cash collateral received from security lending activity is invested in short-term securities and represents 0.5% of net assets. See Note 6 to the financial statements. 3.9% of net assets is the Fund's cash equivalent position.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $14,986,875 or 2.1% of net assets.

(f) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $734,352,817 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $    45,240,682
      Unrealized depreciation                                     (71,743,115)
      ------------------------------------------------------------------------
      Net unrealized depreciation                             $   (26,502,433)
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   201

INVESTMENTS IN SECURITIES

RiverSource VP - Mid Cap Value Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (97.4%)
------------------------------------------------------------------------------

ISSUER                                         SHARES                 VALUE(a)
AEROSPACE & DEFENSE (0.5%)
Goodrich                                        26,745         $     1,041,718
------------------------------------------------------------------------------

AIRLINES (0.7%)
AMR                                             23,664(b)              488,662
Continental Airlines Cl B                       30,181(b)              757,240
US Airways Group                                10,826(b)              457,399
                                                               ---------------
Total                                                                1,703,301
------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Ballard Power Systems                           34,880(b,c)            215,210
Johnson Controls                                11,030                 793,388
                                                               ---------------
Total                                                                1,008,598
------------------------------------------------------------------------------

AUTOMOBILES (0.9%)
Ford Motor                                     246,228               2,060,928
------------------------------------------------------------------------------

BUILDING PRODUCTS (2.1%)
American Standard
  Companies                                     85,764               3,582,362
USG                                             23,544(b)            1,200,744
                                                               ---------------
Total                                                                4,783,106
------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
AMVESCAP                                        54,706(c)              564,518
------------------------------------------------------------------------------

CHEMICALS (3.1%)
Cabot                                           17,004                 565,043
Eastman Chemical                                38,453               2,016,860
Imperial Chemical Inds ADR                      25,543(c)              723,889
Lubrizol                                        13,305                 578,634
Monsanto                                         5,453                 258,690
Mosaic                                          46,581(b)              756,475
PPG Inds                                        32,811               2,078,906
                                                               ---------------
Total                                                                6,978,497
------------------------------------------------------------------------------

COMMERCIAL BANKS (2.2%)
AmSouth Bancorporation                          78,132               2,238,482
Comerica                                        34,755               1,989,724
Huntington Bancshares                           33,888                 810,601
                                                               ---------------
Total                                                                5,038,807
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.2%)
Dun & Bradstreet                                 8,699(b)              611,627
Pitney Bowes                                    15,005                 654,068
Ritchie Bros Auctioneers                        16,057(c)              785,990
RR Donnelley & Sons                             20,251                 656,537
                                                               ---------------
Total                                                                2,708,222
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.0%)
Tellabs                                        216,703(b)            2,208,204
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Diebold                                         14,228                 596,295
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                 VALUE(a)
CONSTRUCTION & ENGINEERING (1.3%)
Chicago Bridge & Iron                           39,524(c)      $     1,067,543
Fluor                                           18,299               1,581,400
Insituform Technologies Cl A                    11,232(b)              257,774
                                                               ---------------
Total                                                                2,906,717
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Temple-Inland                                   13,892                 618,472
------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                   12,785                 528,404
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
CenturyTel                                      60,748               2,418,986
Citizens Communications                         86,293               1,189,980
Qwest Communications Intl                      227,913(b)            2,007,914
Windstream                                     144,331               1,905,169
                                                               ---------------
Total                                                                7,522,049
------------------------------------------------------------------------------

ELECTRIC UTILITIES (4.7%)
American Electric Power                         38,503               1,404,589
DPL                                             49,025               1,362,895
Edison Intl                                     54,418               2,374,802
Pinnacle West Capital                           77,311               3,551,667
PPL                                             39,000               1,363,830
Reliant Energy                                  58,674(b)              789,752
                                                               ---------------
Total                                                               10,847,535
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.8%)
Cooper Inds Cl A                                20,747               1,698,764
Energy Conversion Devices                        6,741(b)              236,272
FuelCell Energy                                 18,103(b)              176,323
Plug Power                                      24,485(b)              116,059
Rockwell Automation                             34,089               1,921,938
                                                               ---------------
Total                                                                4,149,356
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Solectron                                      315,877(b)              991,854
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.2%)
BJ Services                                     48,187               1,653,296
Cameron Intl                                    36,704(b)            1,758,489
ENSCO Intl                                      19,126                 854,741
GlobalSantaFe                                   56,857               2,798,501
Nabors Inds                                     34,593(b,c)          1,137,418
Natl Oilwell Varco                              12,797(b)              835,644
Smith Intl                                      31,059               1,303,546
Weatherford Intl                                36,455(b)            1,567,565
                                                               ---------------
Total                                                               11,909,200
------------------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
Archer-Daniels-Midland                          21,688                 892,895
Del Monte Foods                                 92,634               1,028,237
Reddy Ice Holdings                              31,160                 739,115
Tyson Foods Cl A                               116,931               1,722,394
                                                               ---------------
Total                                                                4,382,641
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                 VALUE(a)
GAS UTILITIES (0.5%)
Questar                                         12,891        $      1,115,587
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Hospira                                         14,283(b)              523,186
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.0%)
AmerisourceBergen                               41,907               1,850,613
Health Management
  Associates Cl A                               53,544               1,119,605
Health Net                                      26,998(b)            1,128,786
Humana                                          57,121(b)            3,480,383
McKesson                                        11,039                 560,781
Omnicare                                        19,997                 906,064
                                                               ---------------
Total                                                                9,046,232
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.8%)
Hilton Hotels                                   67,703               1,724,395
Royal Caribbean Cruises                         64,172               2,340,995
                                                               ---------------
Total                                                                4,065,390
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Mohawk Inds                                      8,730(b)              618,782
Stanley Works                                   42,264               1,996,129
Whirlpool                                       25,284               2,045,729
                                                               ---------------
Total                                                                4,660,640
------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
Constellation Energy Group                      22,450               1,349,021
Mirant                                          32,966(b)              955,025
                                                               ---------------
Total                                                                2,304,046
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.0%)
McDermott Intl                                  72,400(b)            3,489,680
Textron                                         12,848               1,077,433
                                                               ---------------
Total                                                                4,567,113
------------------------------------------------------------------------------

INSURANCE (15.4%)
ACE                                             81,778(c)            4,404,563
Aon                                            136,737               4,726,998
Axis Capital Holdings                           57,659(c)            1,869,881
Conseco                                         23,323(b)              482,786
Everest Re Group                                56,103(c)            5,272,560
Lincoln Natl                                    41,282               2,505,817
Loews                                           85,192               3,278,188
PartnerRe                                       55,160(c)            3,546,788
Torchmark                                       25,897               1,611,052
Willis Group Holdings                           40,432(c)            1,464,447
XL Capital Cl A                                 90,518(c)            5,941,602
                                                               ---------------
Total                                                               35,104,682
------------------------------------------------------------------------------

IT SERVICES (2.0%)
Computer Sciences                               39,443(b)            1,868,809
Electronic Data Systems                        111,886               2,666,244
                                                               ---------------
Total                                                                4,535,053
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

202   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Mid Cap Value Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                 VALUE(a)
LEISURE EQUIPMENT & PRODUCTS (0.9%)
Eastman Kodak                                   68,226         $     1,451,167
Hasbro                                          33,935                 688,881
                                                               ---------------
Total                                                                2,140,048
------------------------------------------------------------------------------

MACHINERY (4.6%)
AGCO                                           111,263(b)            2,764,886
Dover                                           23,904               1,162,212
Eaton                                           34,454               2,291,191
Ingersoll-Rand Cl A                             71,782(c)            2,729,152
Manitowoc                                       16,359                 723,068
Terex                                           19,280(b)              846,970
                                                               ---------------
Total                                                               10,517,479
------------------------------------------------------------------------------

MEDIA (3.4%)
Interpublic Group
  of Companies                                 140,472(b)            1,289,533
Regal Entertainment
  Group Cl A                                   104,290               2,057,642
RH Donnelley                                    43,097               2,341,029
Tribune                                         64,228               2,004,556
                                                               ---------------
Total                                                                7,692,760
------------------------------------------------------------------------------

METALS & MINING (1.4%)
Freeport-McMoRan
  Copper & Gold Cl B                            22,882               1,331,961
Nucor                                           14,447                 706,025
Phelps Dodge                                    13,445               1,203,328
                                                               ---------------
Total                                                                3,241,314
------------------------------------------------------------------------------

MULTILINE RETAIL (1.7%)
Family Dollar Stores                            66,423               1,698,436
Federated Department Stores                     54,684               2,076,898
                                                               ---------------
Total                                                                3,775,334
------------------------------------------------------------------------------

MULTI-UTILITIES (6.0%)
CMS Energy                                      32,134(b)              470,442
Consolidated Edison                             37,429               1,729,220
DTE Energy                                      39,716               1,657,746
Energy East                                     86,067               2,087,125
MDU Resources Group                             30,500                 747,250
NiSource                                       144,164               3,051,951
SCANA                                           15,300                 632,655
Sempra Energy                                   35,079               1,744,128
TECO Energy                                     42,500                 670,225
Xcel Energy                                     44,032                 915,866
                                                               ---------------
Total                                                               13,706,608
------------------------------------------------------------------------------

OFFICE ELECTRONICS (--%)
Xerox                                            2,850(b)               42,209
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.3%)
El Paso                                        121,054               1,757,704
Enbridge                                        57,850(c)            1,907,893
Hess                                            36,154               1,655,130
Newfield Exploration                            22,718(b)              982,326
Pioneer Natural Resources                       53,168               2,217,638
Southwestern Energy                             20,529(b)              705,171
Suncor Energy                                   10,119(c)              785,032
Sunoco                                          28,018               2,014,774
                                                               ---------------
Total                                                               12,025,668
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                 VALUE(a)
PAPER & FOREST PRODUCTS (0.5%)
Bowater                                         28,569         $       649,373
MeadWestvaco                                    21,302                 544,266
                                                               ---------------
Total                                                                1,193,639
------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
King Pharmaceuticals                            48,832(b)              792,055
Mylan Laboratories                              77,523               1,575,268
Watson Pharmaceuticals                          19,374(b)              496,749
                                                               ---------------
Total                                                                2,864,072
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.6%)
Boston Properties                                6,693                 680,210
Crescent Real Estate Equities                   52,632               1,139,483
Equity Residential                              46,535               2,320,699
Rayonier                                        47,967               1,894,697
                                                               ---------------
Total                                                                6,035,089
------------------------------------------------------------------------------

ROAD & RAIL (1.0%)
CSX                                             77,454               2,340,660
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Intersil Cl A                                   79,000               2,002,650
Microchip Technology                            35,304               1,205,985
Natl Semiconductor                             108,646               2,639,011
                                                               ---------------
Total                                                                5,847,646
------------------------------------------------------------------------------

SOFTWARE (1.5%)
BMC Software                                    84,727(b)            2,255,433
McAfee                                          47,619(b)            1,083,808
                                                               ---------------
Total                                                                3,339,241
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.1%)
Liz Claiborne                                   63,722               2,381,291
VF                                              33,045               2,309,515
                                                               ---------------
Total                                                                4,690,806
------------------------------------------------------------------------------

TOBACCO (1.9%)
Loews - Carolina Group                          49,252(e)            2,820,170
Reynolds American                               25,000               1,626,750
                                                               ---------------
Total                                                                4,446,920
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $218,334,407)                                           $   222,369,844
------------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (--%)
------------------------------------------------------------------------------

ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE        AMOUNT
Qwest Communications Intl
  Sr Unsecured
    11-15-25                    3.50%    $     64,000         $       105,002
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $64,000)                                               $       105,002
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (7.7%)
------------------------------------------------------------------------------

ISSUER                     EFFECTIVE        AMOUNT                   VALUE(a)
                             YIELD        PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
Barton Capital
    09-01-06                  5.27%      $  1,000,000(d)      $        999,854
BNP Paribas Finance
    09-01-06                  5.28          4,000,000                3,999,413
Deer Valley Funding LLC
    09-26-06                  5.30          3,000,000                2,988,560
Gemini Securitization
    09-01-06                  5.27          4,500,000(d)             4,499,341
Park Granada LLC
    09-01-06                  5.28          5,000,000(d)             4,999,267
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $17,489,000)                                           $     17,486,435
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $235,887,407)(f)                                       $    239,961,281
==============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   203

RiverSource VP - Mid Cap Value Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 14.2% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $10,498,462 or 4.6% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $236,838,441 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $     6,195,233
      Unrealized depreciation                                      (3,072,393)
      ------------------------------------------------------------------------
      Net unrealized appreciation                             $     3,122,840
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

204   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - S&P 500 Index Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (99.1%)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.3%)
Boeing                                         24,626          $     1,844,487
General Dynamics                               12,432                  839,782
Goodrich                                        3,818                  148,711
Honeywell Intl                                 25,497                  987,244
L-3 Communications
  Holdings                                      3,755                  283,089
Lockheed Martin                                10,904                  900,670
Northrop Grumman                               10,590                  707,518
Raytheon                                       13,743                  648,807
Rockwell Collins                                5,272                  276,411
United Technologies                            31,132                1,952,288
                                                               ---------------
Total                                                                8,589,007
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
FedEx                                           9,394                  949,076
United Parcel Service Cl B                     33,403                2,339,880
                                                               ---------------
Total                                                                3,288,956
------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                             21,754(d)               376,779
------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                          5,455(b)                74,188
Johnson Controls                                6,006                  432,012
                                                               ---------------
Total                                                                  506,200
------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                     57,777                  483,593
General Motors                                 17,422                  508,374
Harley-Davidson                                 8,276                  484,229
                                                               ---------------
Total                                                                1,476,196
------------------------------------------------------------------------------

BEVERAGES (2.2%)
Anheuser-Busch Companies                       23,797                1,175,096
Brown-Forman Cl B                               2,564                  197,377
Coca-Cola                                      63,124                2,828,586
Coca-Cola Enterprises                           9,350                  208,505
Constellation Brands Cl A                       6,130(b)               167,288
Molson Coors Brewing Cl B                       1,775                  124,783
Pepsi Bottling Group                            4,134                  144,731
PepsiCo                                        50,898                3,322,621
                                                               ---------------
Total                                                                8,168,987
------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
Amgen                                          36,280(b)             2,464,501
Biogen Idec                                    10,594(b)               467,619
Genzyme                                         8,022(b)               531,297
Gilead Sciences                                14,010(b)               888,234
MedImmune                                       7,660(b)               211,722
                                                               ---------------
Total                                                                4,563,373
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
American Standard Companies                     5,447                  227,521
Masco                                          12,229                  335,197
                                                               ---------------
Total                                                                  562,718
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
CAPITAL MARKETS (3.4%)
Ameriprise Financial                            7,526          $       344,164
Bank of New York                               23,774                  802,373
Bear Stearns Companies                          3,717                  484,511
Charles Schwab                                 31,836                  519,245
E*TRADE Financial                              13,130(b)               309,737
Federated Investors Cl B                        2,600                   87,048
Franklin Resources                              4,725                  464,987
Goldman Sachs Group                            13,305                1,977,788
Janus Capital Group                             6,523                  115,979
Legg Mason                                      4,065                  370,972
Lehman Brothers Holdings                       16,488                1,052,099
Mellon Financial                               12,740                  474,310
Merrill Lynch & Co                             28,457                2,092,443
Morgan Stanley                                 32,987                2,170,214
Northern Trust                                  5,707                  319,535
State Street                                   10,232                  632,338
T Rowe Price Group                              8,180                  360,411
                                                               ---------------
Total                                                               12,578,154
------------------------------------------------------------------------------

CHEMICALS (1.5%)
Air Products & Chemicals                        6,905                  457,732
Ashland                                         2,189                  138,213
Dow Chemical                                   29,623                1,129,525
Eastman Chemical                                2,517                  132,017
Ecolab                                          5,604                  249,826
EI du Pont de Nemours & Co                     28,372                1,134,029
Hercules                                        3,495(b)                54,522
Intl Flavors & Fragrances                       2,436                   96,880
Monsanto                                       16,662                  790,445
PPG Inds                                        5,103                  323,326
Praxair                                         9,948                  571,115
Rohm & Haas                                     4,479                  197,524
Sigma-Aldrich                                   2,058                  149,473
                                                               ---------------
Total                                                                5,424,627
------------------------------------------------------------------------------

COMMERCIAL BANKS (4.2%)
AmSouth Bancorporation                         10,658                  305,352
BB&T                                           16,935                  724,818
Comerica                                        5,007                  286,651
Commerce Bancorp                                5,670                  188,868
Compass Bancshares                              3,980                  230,840
Fifth Third Bancorp                            17,136                  674,130
First Horizon Natl                              3,796                  144,931
Huntington Bancshares                           7,552                  180,644
KeyCorp                                        12,445                  457,852
M&T Bank                                        2,430                  297,578
Marshall & Ilsley                               6,940                  323,612
Natl City                                      16,705                  577,659
North Fork Bancorporation                      14,326                  393,092
PNC Financial Services
  Group                                         9,114                  645,180
Regions Financial                              14,043                  505,408
SunTrust Banks                                 11,199                  855,604
Synovus Financial                               9,937                  288,968
US Bancorp                                     54,819                1,758,045
Wachovia                                       49,540                2,706,369

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
Wells Fargo & Co                               103,486         $     3,596,138
Zions Bancorporation                             3,268                 258,139
                                                               ---------------
Total                                                               15,399,878
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                7,452(b)               77,054
Avery Dennison                                   3,384                 209,605
Cintas                                           4,243                 157,118
Equifax                                          3,960                 125,888
Monster Worldwide                                3,953(b)              161,045
Pitney Bowes                                     6,836                 297,981
Robert Half Intl                                 5,287                 163,580
RR Donnelley & Sons                              6,658                 215,852
Waste Management                                16,790                 575,562
                                                               ---------------
Total                                                                1,983,685
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.8%)
ADC Telecommunications                           3,611(b)               49,290
Andrew                                           4,919(b)               45,501
Avaya                                           12,659(b)              132,287
CIENA                                           18,095(b)               71,475
Cisco Systems                                  187,796(b)            4,129,633
Comverse Technology                              6,218(b)              129,956
Corning                                         47,974(b)            1,066,942
JDS Uniphase                                    51,893(b)              117,797
Juniper Networks                                17,440(b)              255,845
Lucent Technologies                            137,978(b)              321,489
Motorola                                        76,069               1,778,493
QUALCOMM                                        51,592               1,943,471
Tellabs                                         13,803(b)              140,653
                                                               ---------------
Total                                                               10,182,832
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.5%)
Apple Computer                                  26,164(b)            1,775,227
Dell                                            69,961(b)            1,577,621
EMC                                             72,826(b)              848,423
Hewlett-Packard                                 85,913               3,140,979
Intl Business Machines                          47,748(d)            3,866,156
Lexmark Intl Cl A                                3,241(b)              181,723
NCR                                              5,604(b)              194,963
Network Appliance                               11,519(b)              394,411
QLogic                                           4,968(b)               91,312
SanDisk                                          6,010(b)              354,109
Sun Microsystems                               107,971(b)              538,775
                                                               ---------------
Total                                                               12,963,699
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                            2,699                 233,248
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                 3,097                 243,455
------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                                38,004               1,996,730
Capital One Financial                            9,330                 682,023
SLM                                             12,657                 614,244
                                                               ---------------
Total                                                                3,292,997
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   205

RiverSource VP - S&P 500 Index Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
CONTAINERS & PACKAGING (0.2%)
Ball                                            3,228         $       130,218
Bemis                                           3,228                 104,264
Pactiv                                          4,348(b)              116,222
Sealed Air                                      2,510                 130,194
Temple-Inland                                   3,400                 151,368
                                                              ---------------
Total                                                                 632,266
-----------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                   5,316                 219,710
-----------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                               4,313(b)              216,556
H&R Block                                      10,112                 212,655
                                                              ---------------
Total                                                                 429,211
-----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.7%)
Bank of America                               140,550(d)            7,234,109
Chicago Mercantile
  Exchange Holdings                             1,065                 468,600
CIT Group                                       6,135                 276,443
Citigroup                                     153,101               7,555,533
JPMorgan Chase & Co                           107,015               4,886,305
Moody's                                         7,520                 460,074
                                                              ---------------
Total                                                              20,881,064
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
AT&T                                          119,741               3,727,537
BellSouth                                      55,707               2,268,389
CenturyTel                                      3,575                 142,357
Citizens Communications                        10,008                 138,010
Embarq                                          4,595(b)              216,654
Qwest Communications Intl                      48,212(b)              424,748
Verizon Communications                         89,843               3,160,677
Windstream                                     14,597                 192,680
                                                              ---------------
Total                                                              10,271,052
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
Allegheny Energy                                5,027(b)              209,827
American Electric Power                        12,135                 442,685
Edison Intl                                    10,031                 437,753
Entergy                                         6,402                 497,115
Exelon                                         20,584               1,255,212
FirstEnergy                                    10,156                 579,501
FPL Group                                      12,454                 553,580
Pinnacle West Capital                           3,057                 140,439
PPL                                            11,716(d)              409,709
Progress Energy                                 7,791                 345,375
Southern                                       22,854                 783,207
                                                              ---------------
Total                                                               5,654,403
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
American Power Conversion                       5,227                  91,838
Cooper Inds Cl A                                2,845                 232,949
Emerson Electric                               12,642               1,038,541
Rockwell Automation                             5,464                 308,060
                                                              ---------------
Total                                                               1,671,388
-----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                           13,113(b)              421,714
Jabil Circuit                                   5,485                 147,163
Molex                                           4,373                 159,483

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Sanmina-SCI                                    16,408(b)      $        55,623
Solectron                                      28,160(b)               88,422
Symbol Technologies                             7,817                  93,882
Tektronix                                       2,573                  72,919
                                                              ---------------
Total                                                               1,039,206
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes                                   10,491                 746,749
BJ Services                                     9,218                 316,270
Halliburton                                    31,794               1,037,120
Nabors Inds                                     9,560(b,c)            314,333
Natl Oilwell Varco                              5,385(b)              351,641
Noble                                           4,242                 277,384
Rowan Companies                                 3,390                 115,938
Schlumberger                                   36,342               2,227,764
Transocean                                     10,009(b)              668,101
Weatherford Intl                               10,740(b)              461,820
                                                              ---------------
Total                                                               6,517,120
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.3%)
Costco Wholesale                               14,509                 678,876
CVS                                            25,202                 845,527
Kroger                                         22,284                 530,582
Safeway                                        13,863                 428,783
SUPERVALU                                       6,303                 180,014
SYSCO                                          19,047                 597,885
Walgreen                                       31,114               1,538,898
Wal-Mart Stores                                77,003               3,443,575
Whole Foods Market                              4,310                 231,102
                                                              ---------------
Total                                                               8,475,242
-----------------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
Archer-Daniels-Midland                         20,155                 829,781
Campbell Soup                                   5,704                 214,299
ConAgra Foods                                  15,992                 380,610
Dean Foods                                      4,185(b)              165,810
General Mills                                  10,964                 594,578
Hershey                                         5,470                 295,161
HJ Heinz                                       10,317                 431,663
Kellogg                                         7,511                 380,808
McCormick & Co                                  4,080                 148,594
Sara Lee                                       23,415                 389,391
Tyson Foods Cl A                                7,760                 114,305
WM Wrigley Jr                                   6,839                 317,466
                                                              ---------------
Total                                                               4,262,466
-----------------------------------------------------------------------------

GAS UTILITIES (--%)
Nicor                                           1,368                  59,727
Peoples Energy                                  1,178                  49,924
                                                              ---------------
Total                                                                 109,651
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Bausch & Lomb                                   1,658                  80,264
Baxter Intl                                    20,164                 894,878
Becton Dickinson & Co                           7,620                 531,114
Biomet                                          7,583                 248,040
Boston Scientific                              37,421(b)              652,622
CR Bard                                         3,192                 239,975
Hospira                                         4,807(b)              176,080
Medtronic                                      37,169               1,743,226
St. Jude Medical                               11,114(b)              404,661

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Stryker                                         9,008         $       432,654
Zimmer Holdings                                 7,638(b)              519,384
                                                              ---------------
Total                                                               5,922,898
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.8%)
Aetna                                          17,458                 650,660
AmerisourceBergen                               6,468                 285,627
Cardinal Health                                12,863                 867,223
Caremark Rx                                    13,625                 789,433
CIGNA                                           3,420                 386,699
Coventry Health Care                            4,945(b)              268,217
Express Scripts                                 4,240(b)              356,499
HCA                                            12,567                 619,804
Health Management
  Associates Cl A                               7,412                 154,985
Humana                                          5,071(b)              308,976
Laboratory Corp of
  America Holdings                              3,838(b)              262,596
Manor Care                                      2,274                 118,703
McKesson                                        9,364                 475,691
Medco Health Solutions                          9,295(b)              589,024
Patterson Companies                             4,265(b)              131,447
Quest Diagnostics                               5,000                 321,400
Tenet Healthcare                               14,499(b)              114,252
UnitedHealth Group                             41,488               2,155,303
WellPoint                                      19,632(b)            1,519,713
                                                              ---------------
Total                                                              10,376,252
-----------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                      6,155                 167,970
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Unit                                  13,377                 560,496
Darden Restaurants                              3,973                 140,644
Harrah's Entertainment                          5,692                 354,953
Hilton Hotels                                  10,192                 259,590
Intl Game Technology                           10,446                 404,051
Marriott Intl Cl A                             10,068                 379,161
McDonald's                                     38,380               1,377,842
Starbucks                                      23,692(b,d)            734,689
Wendy's Intl                                    3,592                 229,529
Wyndham Worldwide                               6,165(b)              180,388
Yum! Brands                                     8,376                 409,419
                                                              ---------------
Total                                                               5,030,762
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Black & Decker                                  2,342                 172,465
Centex                                          3,742                 190,655
DR Horton                                       8,380                 183,773
Fortune Brands                                  4,519                 328,079
Harman Intl Inds                                2,060                 167,107
KB HOME                                         2,326                  99,460
Leggett & Platt                                 5,617                 129,472
Lennar Cl A                                     4,290                 192,364
Newell Rubbermaid                               8,520                 229,955
Pulte Homes                                     6,560                 194,635
Snap-On                                         1,791                  78,267
Stanley Works                                   2,181                 103,009
Whirlpool                                       2,398                 194,022
                                                              ---------------
Total                                                               2,263,263
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

206   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - S&P 500 Index Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
HOUSEHOLD PRODUCTS (2.3%)
Clorox                                          4,649         $       278,057
Colgate-Palmolive                              15,850                 948,781
Kimberly-Clark                                 14,164                 899,414
Procter & Gamble                              101,063(d)            6,255,799
                                                              ---------------
Total                                                               8,382,051
-----------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
AES                                            20,273(b)              430,599
Constellation Energy Group                      5,516                 331,456
Dynegy Cl A                                    11,372(b)               70,506
TXU                                            14,240                 942,831
                                                              ---------------
Total                                                               1,775,392
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.0%)
3M                                             23,216               1,664,587
General Electric                              320,251(d)           10,907,749
Textron                                         4,003                 335,692
Tyco Intl                                      62,728(c)            1,640,337
                                                              ---------------
Total                                                              14,548,365
-----------------------------------------------------------------------------

INSURANCE (4.7%)
ACE                                            10,014(c)              539,354
AFLAC                                          15,359                 692,230
Allstate                                       19,566               1,133,654
Ambac Financial Group                           3,260                 282,283
American Intl Group                            79,995               5,105,282
Aon                                             9,816                 339,339
Chubb                                          12,782                 641,145
Cincinnati Financial                            5,340                 249,164
Genworth Financial Cl A                        11,240                 386,993
Hartford Financial
  Services Group                                9,333                 801,331
Lincoln Natl                                    8,840                 536,588
Loews                                          12,504                 481,154
Marsh & McLennan
  Companies                                    16,923                 442,706
MBIA                                            4,151                 255,826
MetLife                                        23,363               1,285,666
Principal Financial Group                       8,528                 454,031
Progressive                                    24,102                 592,668
Prudential Financial                           15,152               1,112,308
Safeco                                          3,668                 211,680
St. Paul Travelers Companies                   21,443                 941,348
Torchmark                                       3,095                 192,540
UnumProvident                                  10,541                 199,752
XL Capital Cl A                                 5,550(c)              364,302
                                                              ---------------
Total                                                              17,241,344
-----------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                      9,520(b,d)            293,502
-----------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.3%)
eBay                                           35,638(b)              992,875
Google Cl A                                     6,350(b)            2,403,665
VeriSign                                        7,550(b)              152,812
Yahoo!                                         38,510(b)            1,109,858
                                                              ---------------
Total                                                               4,659,210
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
IT SERVICES (1.0%)
Affiliated Computer
  Services Cl A                                 3,650(b)      $       187,391
Automatic Data Processing                      17,752                 837,894
Computer Sciences                               5,294(b)              250,830
Convergys                                       4,317(b)               90,096
Electronic Data Systems                        15,970                 380,565
First Data                                     23,576               1,013,061
Fiserv                                          5,411(b)              239,004
Paychex                                        10,289                 369,478
Sabre Holdings Cl A                             4,086                  89,565
Unisys                                         10,563(b)               56,512
                                                              ---------------
Total                                                               3,514,396
-----------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                       2,917                  83,718
Eastman Kodak                                   8,843                 188,091
Hasbro                                          5,305                 107,692
Mattel                                         11,999                 226,060
                                                              ---------------
Total                                                                 605,561
-----------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied
  Biosystems Group                              5,702(e)              174,766
Fisher Scientific Intl                          3,825(b)              299,230
Millipore                                       1,640(b)              105,255
PerkinElmer                                     3,896                  71,803
Thermo Electron                                 5,039(b)              197,529
Waters                                          3,186(b)              135,883
                                                              ---------------
Total                                                                 984,466
-----------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                    20,620               1,368,137
Cummins                                         1,623                 186,353
Danaher                                         7,266                 481,663
Deere & Co                                      7,226                 564,351
Dover                                           6,275                 305,091
Eaton                                           4,622                 307,363
Illinois Tool Works                            12,760                 560,164
Ingersoll-Rand Cl A                            10,138(c)              385,447
ITT                                             5,692                 278,623
Navistar Intl                                   1,899(b)               43,563
PACCAR                                          7,702                 421,068
Pall                                            3,847                 104,715
Parker Hannifin                                 3,710                 274,726
                                                              ---------------
Total                                                               5,281,264
-----------------------------------------------------------------------------

MEDIA (3.3%)
CBS Cl B                                       23,793                 679,290
Clear Channel
  Communications                               15,497                 450,033
Comcast Cl A                                   64,998(b)            2,274,930
Dow Jones & Co                                  1,819                  65,520
EW Scripps Cl A                                 2,620                 119,131
Gannett                                         7,329                 416,654
Interpublic Group
  of Companies                                 13,433(b)              123,315
McGraw-Hill Companies                          11,022                 616,240
Meredith                                        1,307                  61,873
New York Times Cl A                             4,460                 100,439
News Corp Cl A                                 72,850               1,386,336
Omnicom Group                                   5,255                 459,392

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
MEDIA (CONT.)
Time Warner                                   125,293         $     2,082,370
Tribune                                         6,741                 210,387
Univision
  Communications Cl A                           6,872(b)              237,496
Viacom Cl B                                    22,203(b)              805,969
Walt Disney                                    67,599               2,004,310
                                                              ---------------
Total                                                              12,093,685
-----------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                          26,793                 766,012
Allegheny Technologies                          2,686                 154,042
Freeport-McMoRan
  Copper & Gold Cl B                            5,802                 337,734
Newmont Mining                                 13,829                 708,736
Nucor                                           9,596                 468,957
Phelps Dodge                                    6,280                 562,060
United States Steel                             3,843                 223,547
                                                              ---------------
Total                                                               3,221,088
-----------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Big Lots                                        3,512(b)               64,445
Dillard's Cl A                                  1,900                  59,242
Dollar General                                  9,606                 123,533
Family Dollar Stores                            4,782                 122,276
Federated Department Stores                    17,036                 647,027
JC Penney                                       7,228                 455,653
Kohl's                                         10,482(b)              655,230
Nordstrom                                       6,628(d)              247,556
Sears Holdings                                  2,990(b)              430,889
Target                                         26,595               1,286,932
                                                              ---------------
Total                                                               4,092,783
-----------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Ameren                                          6,320                 338,436
CenterPoint Energy                              9,586                 138,518
CMS Energy                                      6,806(b)               99,640
Consolidated Edison                             7,574                 349,919
Dominion Resources                             10,701                 854,902
DTE Energy                                      5,475                 228,527
Duke Energy                                    38,033               1,140,989
KeySpan                                         5,392                 221,072
NiSource                                        8,393                 177,680
PG&E                                           10,691                 448,274
Public Service
  Enterprise Group                              7,748                 542,515
Sempra Energy                                   7,981                 396,815
TECO Energy                                     6,425                 101,322
Xcel Energy                                    12,487                 259,730
                                                              ---------------
Total                                                               5,298,339
-----------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                          30,590(b)              453,038
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.1%)
Anadarko Petroleum                             14,124                 662,557
Apache                                         10,174                 664,159
Chesapeake Energy                              12,700                 400,939
Chevron                                        68,264               4,396,202
ConocoPhillips                                 50,833               3,224,337
CONSOL Energy                                   5,645                 205,873
Devon Energy                                   13,546                 846,490

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   207

RiverSource VP - S&P 500 Index Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
El Paso                                        21,423         $       311,062
EOG Resources                                   7,468                 484,076
Exxon Mobil                                   186,338              12,609,492
Hess                                            7,422                 339,779
Kinder Morgan                                   3,211                 335,100
Marathon Oil                                   11,160                 931,860
Murphy Oil                                      5,115                 250,175
Occidental Petroleum                           26,382               1,345,218
Sunoco                                          4,086                 293,824
Valero Energy                                  18,950               1,087,730
Williams Companies                             18,325                 451,345
XTO Energy                                     11,216                 513,356
                                                              ---------------
Total                                                              29,353,574
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                     15,186                 528,017
Louisiana-Pacific                               3,270                  63,961
MeadWestvaco                                    5,583                 142,646
Weyerhaeuser                                    7,579                 469,898
                                                              ---------------
Total                                                               1,204,522
-----------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Alberto-Culver                                  2,340                 115,198
Avon Products                                  13,866                 398,093
Estee Lauder Companies Cl A                     3,660                 134,908
                                                              ---------------
Total                                                                 648,199
-----------------------------------------------------------------------------

PHARMACEUTICALS (6.8%)
Abbott Laboratories                            47,004               2,289,095
Allergan                                        4,700                 538,432
Barr Pharmaceuticals                            3,270(b)              184,755
Bristol-Myers Squibb                           60,561               1,317,202
Eli Lilly & Co                                 34,808               1,946,811
Forest Laboratories                            10,040(b)              501,799
Johnson & Johnson                              91,195               5,896,669
King Pharmaceuticals                            7,455(b)              120,920
Merck & Co                                     67,219               2,725,730
Mylan Laboratories                              6,470                 131,470
Pfizer                                        225,668(d)            6,219,411
Schering-Plough                                45,615                 955,634
Watson Pharmaceuticals                          3,142(b)               80,561
Wyeth                                          41,453               2,018,761
                                                              ---------------
Total                                                              24,927,250
-----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
Apartment Investment &
  Management Cl A                               2,990                 153,208
Archstone-Smith Trust                           6,580                 349,924
Boston Properties                               2,815                 286,088
Equity Office Properties Trust                 11,279                 418,338
Equity Residential                              8,969                 447,284
Kimco Realty                                    6,520                 270,906
Plum Creek Timber                               5,679                 197,800
ProLogis                                        7,545                 425,991
Public Storage                                  3,310                 286,812
Simon Property Group                            5,649                 478,978
Starwood Hotels &
  Resorts Worldwide                             6,695                 356,576
Vornado Realty Trust                            3,660                 387,631
                                                              ---------------
Total                                                               4,059,536
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Realogy                                         7,701(b)      $       164,801
-----------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Burlington Northern
  Santa Fe                                     11,229                 751,783
CSX                                            13,652                 412,563
Norfolk Southern                               12,776                 545,918
Ryder System                                    1,877                  92,761
Union Pacific                                   8,282                 665,459
                                                              ---------------
Total                                                               2,468,484
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(2.7%)
Advanced Micro Devices                         14,910(b)              372,601
Altera                                         11,059(b)              223,724
Analog Devices                                 11,123                 340,809
Applied Materials                              48,166                 813,042
Broadcom Cl A                                  14,106(b)              415,281
Freescale
  Semiconductor Cl B                           12,492(b)              386,128
Intel                                         179,057               3,498,774
KLA-Tencor                                      6,123                 268,861
Linear Technology                               9,348                 317,925
LSI Logic                                      12,219(b)               98,363
Maxim Integrated Products                       9,855                 286,781
Micron Technology                              22,329(b)              385,845
Natl Semiconductor                             10,398                 252,567
Novellus Systems                                3,920(b)              109,446
NVIDIA                                         10,852(b)              315,902
PMC-Sierra                                      6,344(b)               43,393
Teradyne                                        6,104(b)               85,700
Texas Instruments                              47,983               1,563,766
Xilinx                                         10,581                 241,987
                                                              ---------------
Total                                                              10,020,895
-----------------------------------------------------------------------------

SOFTWARE (3.3%)
Adobe Systems                                  18,416(b)              597,415
Autodesk                                        7,132(b)              247,908
BMC Software                                    6,551(b)              174,388
CA                                             14,052                 331,206
Citrix Systems                                  5,605(b)              171,961
Compuware                                      11,624(b)               88,342
Electronic Arts                                 9,414(b)              479,832
Intuit                                         10,522(b)              317,975
Microsoft                                     270,304               6,944,111
Novell                                         10,444(b)               69,661
Oracle                                        119,700(b)            1,873,305
Parametric Technology                           3,431(b)               55,273
Symantec                                       31,899(b)              594,597
                                                              ---------------
Total                                                              11,945,974
-----------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
AutoNation                                      4,570(b)               88,795
AutoZone                                        1,646(b)              148,634
Bed Bath & Beyond                               8,685(b)              292,945
Best Buy                                       12,403                 582,941
Circuit City Stores                             4,634                 109,409
Gap                                            16,940(d)              284,761
Home Depot                                     63,657               2,182,799
Limited Brands                                 10,563                 271,786
Lowe's Companies                               47,790               1,293,197

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Office Depot                                    8,859(b)      $       326,366
OfficeMax                                       2,191                  90,992
RadioShack                                      4,168                  75,274
Sherwin-Williams                                3,427                 176,970
Staples                                        22,422                 505,840
Tiffany & Co                                    4,335                 136,986
TJX Companies                                  14,078                 376,587
                                                              ---------------
Total                                                               6,944,282
-----------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Coach                                          11,860(b)              358,053
Jones Apparel Group                             3,462                 108,361
Liz Claiborne                                   3,222                 120,406
Nike Cl B                                       5,811                 469,297
VF                                              2,708                 189,262
                                                              ---------------
Total                                                               1,245,379
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.6%)
Countrywide Financial                          18,716                 632,601
Fannie Mae                                     29,813               1,569,655
Freddie Mac                                    21,284               1,353,662
Golden West Financial                           7,886                 595,314
MGIC Investment                                 2,693                 155,844
Sovereign Bancorp                              11,591                 241,556
Washington Mutual                              29,591               1,239,567
                                                              ---------------
Total                                                               5,788,199
-----------------------------------------------------------------------------

TOBACCO (1.6%)
Altria Group                                   64,311               5,371,897
Reynolds American                               5,270                 342,919
UST                                             4,975                 262,979
                                                              ---------------
Total                                                               5,977,795
-----------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                     2,346                 156,713
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
ALLTEL                                         11,979                 649,382
Sprint Nextel                                  91,745               1,552,325
                                                              ---------------
Total                                                               2,201,707
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $305,792,169)                                          $   363,310,509
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.1%)
------------------------------------------------------------------------------

ISSUER                              EFFECTIVE       AMOUNT           VALUE(a)
                                      YIELD       PAYABLE AT
                                                   MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
  09-01-06                            5.28%      $ 4,200,000    $   4,199,384
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $4,200,000)                                              $   4,199,384
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $309,992,169)(f)                                         $ 367,509,893
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

208   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - S&P 500 Index Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 0.9% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                              CONTRACTS
      -----------------------------------------------------------------------
      PURCHASE  CONTRACTS
      E-Mini S&P 500 Index, Sept. 2006                                     64

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $313,173,032 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $   69,560,950
      Unrealized  depreciation                                    (15,224,089)
      ------------------------------------------------------------------------
      Net unrealized  appreciation                             $   54,336,861
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   209

INVESTMENTS IN SECURITIES

RiverSource VP - Select Value Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (97.1%)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.1%)
Curtiss-Wright                                  2,000         $        62,180
GenCorp                                         5,000(b)               68,850
Honeywell Intl                                  8,000                 309,760
Precision Castparts                             3,000                 175,320
Rolls-Royce Group                              26,000(b,c)            215,950
                                                              ---------------
Total                                                                 832,060
-----------------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
BorgWarner                                      1,000                  56,710
Dana                                           10,000                  17,400
Modine Mfg                                      2,500                  58,225
                                                              ---------------
Total                                                                 132,335
-----------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Coachmen Inds                                   4,000                  40,040
Fleetwood Enterprises                           1,000(b)                7,030
                                                              ---------------
Total                                                                  47,070
-----------------------------------------------------------------------------

BEVERAGES (4.9%)
Brown-Forman Cl A                               3,000                 232,200
Coca-Cola                                      10,000                 448,100
Diageo ADR                                      2,500(c)              178,750
Fomento Economico
  Mexicano ADR                                  2,500(c)              234,800
PepsiAmericas                                   1,000                  22,990
PepsiCo                                         1,500                  97,920
Pernod-Ricard                                     379(c)               82,682
                                                              ---------------
Total                                                               1,297,442
-----------------------------------------------------------------------------

BUILDING PRODUCTS (0.6%)
Griffon                                         7,000(b)              165,620
-----------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Deutsche Bank                                   1,000(c)              114,310
Merrill Lynch & Co                              1,000                  73,530
T Rowe Price Group                              2,000                  88,120
                                                              ---------------
Total                                                                 275,960
-----------------------------------------------------------------------------

CHEMICALS (2.4%)
Ferro                                          20,000                 341,600
Hercules                                        5,000(b)               78,000
Omnova Solutions                               12,000(b)               67,440
Sensient Technologies                           7,000                 140,840
Tronox Cl B                                       100                   1,290
                                                              ---------------
Total                                                                 629,170
-----------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
M&T Bank                                          500                  61,230
PNC Financial Services Group                    1,000                  70,790
Wilmington Trust                                2,000                  88,100
                                                              ---------------
Total                                                                 220,120
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (2.0%)
ADESA                                           2,000         $        44,180
Allied Waste Inds                               7,000(b)               72,380
Nashua                                         10,000(b)               65,700
Republic Services                               2,000                  77,560
Rollins                                         2,000                  42,480
Waste Management                                7,000                 239,960
                                                              ---------------
Total                                                                 542,260
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.4%)
Corning                                         2,000(b)               44,480
Motorola                                        3,000                  70,140
                                                              ---------------
Total                                                                 114,620
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.2%)
Intermec                                        2,000(b)               59,920
-----------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (--%)
Xanser                                          2,000(b)               10,200
-----------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Greif Cl A                                      1,000                  70,850
Myers Inds                                      2,000                  32,860
                                                              ---------------
Total                                                                 103,710
-----------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
Genuine Parts                                   3,000                 123,990
-----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.7%)
Citigroup                                       9,000                 444,150
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
BCE                                             1,830(c)               45,732
Cincinnati Bell                                10,000(b)               50,500
Citizens Communications                         2,000                  27,580
Commonwealth Telephone
  Enterprises                                   3,000                 105,779
Embarq                                            850(b)               40,078
                                                              ---------------
Total                                                                 269,669
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (3.5%)
Allegheny Energy                                2,500(b)              104,350
DPL                                            10,000                 278,000
Duquesne Light Holdings                         4,000                  78,760
Edison Intl                                     2,500                 109,100
El Paso Electric                                1,000(b)               23,910
FPL Group                                       2,000                  88,900
Northeast Utilities                             1,000                  22,810
Unisource Energy                                2,000                  69,020
Westar Energy                                   6,000                 146,340
                                                              ---------------
Total                                                                 921,190
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.4%)
Cooper Inds Cl A                                4,000                 327,520
GrafTech Intl                                   5,000(b)               27,250
Thomas & Betts                                 12,000(b)              541,920
                                                              ---------------
Total                                                                 896,690
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
CTS                                             8,000         $       117,600
Excel Technology                                1,500(b)               43,920
Paxar                                           1,000(b)               19,470
                                                              ---------------
Total                                                                 180,990
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
RPC                                             7,000                 143,080
Transocean                                      1,000(b)               66,750
                                                              ---------------
Total                                                                 209,830
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Safeway                                         4,000                 123,720
Topps                                           5,400                  47,142
                                                              ---------------
Total                                                                 170,862
-----------------------------------------------------------------------------

FOOD PRODUCTS (6.4%)
Archer-Daniels-Midland                          4,000                 164,680
Cadbury Schweppes ADR                           4,000(c)              171,080
Campbell Soup                                   1,000                  37,570
Corn Products Intl                              2,000                  69,000
Del Monte Foods                                 2,000                  22,200
Delta & Pine Land                               2,000                  80,920
Flowers Foods                                   2,000                  54,300
General Mills                                  10,000                 542,300
Groupe Danone ADR                               8,000(c)              230,800
Hershey                                           500                  26,980
HJ Heinz                                        4,000                 167,360
Tootsie Roll Inds                               1,000                  29,010
WM Wrigley Jr                                   2,000                  92,840
Wm Wrigley Jr Cl B                                500                  23,100
                                                              ---------------
Total                                                               1,712,140
-----------------------------------------------------------------------------

GAS UTILITIES (0.4%)
ONEOK                                           1,000                  38,270
Southwest Gas                                   2,000                  67,400
                                                              ---------------
Total                                                                 105,670
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Conmed                                          4,000(b)               81,960
Zimmer Holdings                                 5,000(b)              340,000
                                                              ---------------
Total                                                                 421,960
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.8%)
Chemed                                          1,600                  63,056
Henry Schein                                    2,000(b)               99,740
Patterson Companies                             1,200(b)               36,984
                                                              ---------------
Total                                                                 199,780
-----------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.5%)
IMS Health                                      5,000                 136,450
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

210   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Select Value Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (4.7%)
Churchill Downs                                 8,000         $       323,360
Gaylord Entertainment                           1,000(b)               43,720
Hilton Hotels                                   2,000                  50,940
Kerzner Intl                                      500(b,c)             40,435
Ladbrokes                                      28,117(c)              204,626
Las Vegas Sands                                 3,000(b)              209,430
MGM Mirage                                      3,500(b)              124,880
Pinnacle Entertainment                          2,000(b)               51,560
Wynn Resorts                                    2,500(b)              193,525
                                                              ---------------
Total                                                               1,242,476
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.1%)
Cavalier Homes                                 12,000(b)               42,600
Cavco Inds                                      4,000(b)              136,080
Champion Enterprises                           15,000(b)              102,300
Palm Harbor Homes                               5,000(b)               72,450
Skyline                                         5,000                 195,050
Southern Energy Homes                           2,000(b)               16,690
                                                              ---------------
Total                                                                 565,170
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.4%)
Church & Dwight                                   750                  28,875
Clorox                                          1,000                  59,810
Energizer Holdings                              1,000(b)               66,860
Procter & Gamble                                8,000                 495,200
                                                              ---------------
Total                                                                 650,745
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.6%)
Sequa Cl A                                      3,000(b)              275,400
Sequa Cl B                                      1,000(b)               91,715
Tredegar                                        7,000                 115,500
Tyco Intl                                       8,000(c)              209,200
                                                              ---------------
Total                                                                 691,815
-----------------------------------------------------------------------------

INSURANCE (0.7%)
Alleghany                                         510(b)              143,846
Unitrin                                         1,000                  43,880
                                                              ---------------
Total                                                                 187,726
-----------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
IAC/InterActiveCorp                             3,000(b)               85,440
Liberty Media Holding -
  Interactive Cl A                              3,750(b,d)             71,475
                                                              ---------------
Total                                                                 156,915
-----------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.8%)
Yahoo!                                          7,500(b)              216,150
-----------------------------------------------------------------------------

MACHINERY (6.9%)
CIRCOR Intl                                     2,000                  57,380
Clarcor                                         4,000                 119,800
CNH Global                                      6,000(c)              131,940
Crane                                          15,000                 599,700
Deere & Co                                      1,000                  78,100
Flowserve                                       2,000(b)              102,280
ITT                                             9,000                 440,550
Mueller Water Products Cl A                     1,000(b)               17,000
Navistar Intl                                   5,000(b)              114,700
Oshkosh Truck                                   1,500                  77,550
Watts Water Technologies Cl A                   3,000                  93,030
                                                              ---------------
Total                                                               1,832,030
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
MEDIA (16.6%)
Cablevision Systems Cl A                       22,000         $       512,159
CBS Cl A                                       10,000                 285,600
DIRECTV Group                                   3,500(b)               65,765
Discovery Holding Cl A                          1,500(b)               21,015
Dow Jones & Co                                  3,500                 126,070
EchoStar
  Communications Cl A                           9,000(b)              285,750
EW Scripps Cl A                                 6,500                 295,555
Fisher Communications                           3,500(b)              150,150
Gemstar-TV Guide Intl                          32,000(b)              102,720
Gray Television                                 2,000                  12,780
Grupo Televisa ADR                              3,000(c)               57,120
Liberty Global Cl A                             4,000(b)               94,440
Liberty Global Series C                         4,000(b)               92,320
Liberty Media Holding -
   Capital Series A                             1,000(b,d)             86,330
LIN TV Cl A                                     8,000(b)               58,400
McClatchy Cl A                                  2,014                  81,708
McGraw-Hill Companies                           2,000                 111,820
Media General Cl A                              4,500                 176,940
News Corp Cl A                                 16,120                 306,764
Reader's Digest Assn                            2,000                  25,620
Sinclair Broadcast
  Group Cl A                                   16,000                 123,520
Time Warner                                    18,000                 299,160
Tribune                                        10,000                 312,100
Viacom Cl A                                     5,000(b)              181,750
Vivendi                                         8,000(c)              275,165
Walt Disney                                     8,000                 237,200
Young Broadcasting Cl A                         6,000(b)               18,000
                                                              ---------------
Total                                                               4,395,921
-----------------------------------------------------------------------------

METALS & MINING (1.4%)
Alcoa                                           4,000                 114,360
Newmont Mining                                  5,000                 256,250
                                                              ---------------
Total                                                                 370,610
-----------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Aquila                                         12,000(b)               54,960
CMS Energy                                      2,200(b)               32,208
Energy East                                     1,000                  24,250
NSTAR                                           2,000                  65,860
Xcel Energy                                    10,000                 208,000
                                                              ---------------
Total                                                                 385,278
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.1%)
BP ADR                                          1,000(c)               68,050
Cabot Oil & Gas                                 1,000                  51,060
Chevron                                         5,500                 354,200
ConocoPhillips                                  1,000                  63,430
Devon Energy                                    3,000                 187,470
El Paso                                         3,000                  43,560
Exxon Mobil                                     1,000                  67,670
Giant Inds                                      4,500(b)              367,650
Kinder Morgan                                   5,000                 521,800
Royal Dutch Shell ADR                           2,500(c)              172,350
                                                              ---------------
Total                                                               1,897,240
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
PHARMACEUTICALS (4.2%)
Allergan                                          487         $        55,791
Bristol-Myers Squibb                            2,000                  43,500
Eli Lilly & Co                                  5,000                 279,650
Johnson & Johnson                               4,000                 258,640
Merck & Co                                      2,000                  81,100
Pfizer                                         14,000                 385,840
                                                              ---------------
Total                                                               1,104,521
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Texas Instruments                               5,000                 162,950
-----------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
AutoNation                                      1,472(b)               28,601
CSK Auto                                       10,000(b)              114,700
Midas                                           6,000(b)              117,360
                                                              ---------------
Total                                                                 260,661
-----------------------------------------------------------------------------

TOBACCO (0.8%)
Swedish Match                                  12,000(c)              202,929
-----------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.9%)
GATX                                            4,000                 148,440
Kaman                                           5,000                  89,550
                                                              ---------------
Total                                                                 237,990
-----------------------------------------------------------------------------

WATER UTILITIES (0.2%)
SJW                                             1,500                  45,525
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.6%)
Rogers Communications Cl B                      3,000(c)              154,680
Sprint Nextel                                   7,000                 118,440
Telephone & Data Systems                        1,500                  63,615
Telephone & Data Systems
  Special Shares                                1,500                  61,470
US Cellular                                     9,500(b)              569,525
                                                              ---------------
Total                                                                 967,730
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $23,721,713)                                           $    25,798,240
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (7.9%)
------------------------------------------------------------------------------

ISSUER                     EFFECTIVE        AMOUNT                   VALUE(a)
                             YIELD        PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
Barton Capital
   09-06-06                  5.25%       $  1,000,000(e)      $       999,125
Chesham Finance LLC
   09-01-06                  5.28             600,000                 599,912
Park Granada LLC
   09-01-06                  5.29             500,000(e)              499,927
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $2,099,271)                                            $     2,098,964
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $25,820,984)(f)                                        $    27,897,204
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   211

RiverSource VP - Select Value Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 10.5% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $1,499,052 or 5.6% of net assets.

(f) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $26,001,654 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $     2,954,193
      Unrealized depreciation                                      (1,058,643)
      ------------------------------------------------------------------------
      Net unrealized appreciation                             $     1,895,550
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

212   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Short Duration U.S. Government Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
BONDS (106.4%)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
FOREIGN AGENCIES (2.2%)
KFW
    05-19-09                    5.25%    $ 10,000,000(c)      $     10,063,950
------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (42.1%)
Federal Farm Credit Bank
    04-05-07                    2.15        6,600,000                6,480,078
    06-19-07                    6.75        2,565,000                2,593,125
    10-10-08                    4.25        4,040,000                3,976,992
Federal Home Loan Bank
    10-19-07                    4.13       15,000,000               14,819,970
    01-18-08                    4.63        4,665,000                4,633,605
    02-08-08                    4.63        1,470,000                1,459,992
    02-13-08                    5.25        3,970,000                3,977,190
    11-21-08                    4.63        2,215,000                2,195,448
Federal Home Loan Mtge Corp
    01-30-07                    3.00        2,500,000                2,475,870
    08-17-07                    4.00        6,210,000                6,136,374
    06-15-08                    3.88          920,000                  901,030
    10-15-08                    5.13        1,825,000                1,827,522
Federal Natl Mtge Assn
    03-02-07                    3.00        3,855,000                3,810,267
    05-15-07                    3.88        5,000,000                4,951,300
    10-15-08                    4.50        1,400,000                1,384,197
    11-17-08                    3.88          150,000                  146,036
U.S. Treasury
    09-30-07                    4.00       27,745,000               27,459,975
    11-30-07                    4.25        7,410,000                7,349,216
    02-15-08                    3.38       15,130,000               14,814,403
    05-31-08                    4.88       30,825,000               30,844,265
    11-15-08                    4.75       22,200,000               22,198,268
    07-31-11                    4.88        4,000,000                4,029,688
    11-15-18                    9.00        2,115,000(i)             2,912,918
    08-15-23                    6.25          560,000                  642,119
U.S. Treasury Inflation-Indexed Bond
    01-15-07                    3.38       23,050,260(l)            23,041,788
                                                              ----------------
Total                                                              195,061,636
------------------------------------------------------------------------------

ASSET-BACKED (1.5%)
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl A4B
    03-20-10                    5.44        1,525,000(d)             1,525,000
Franklin Auto Trust
  Series 2004-2 Cl A4 (MBIA)
    08-15-12                    3.93        5,000,000(k)             4,915,854
Small Business Administration Participation Ctfs
  Series 2001-20H Cl 1
    08-01-21                    6.34          302,708                  313,146
Small Business Administration
  Series 2001-10B Cl 1
    09-10-11                    5.89          372,112                  378,724
                                                              ----------------
Total                                                                7,132,724
------------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (2.8%)(f)
Citigroup Commercial Mtge Trust
  Series 2005-C3 Cl A1
    05-15-43                    4.39%    $  4,278,331         $      4,200,004
Federal Home Loan Mtge Corp
  Multi Family Structured Pass Through Ctfs
  Series K001 Cl A2
    04-25-16                    5.65        3,775,000                3,815,117
Federal Natl Mtge Assn #360800
    01-01-09                    5.74          892,148                  896,743
Federal Natl Mtge Assn #381990
    10-01-09                    7.11          466,484                  489,712
Federal Natl Mtge Assn #745629
    01-01-18                    5.08        3,819,563                3,737,634
                                                              ----------------
Total                                                               13,139,210
------------------------------------------------------------------------------

MORTGAGE-BACKED (57.7%)(f)
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2005-12 Cl 2A1
    03-25-36                    5.73        1,471,646(g)             1,473,320
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl 2A1
    03-25-36                    5.98        1,702,699(g)             1,726,247
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-2 Cl 2A2
    09-25-46                    5.62        3,279,349(g)             3,279,349
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-3 Cl 3A2
    10-25-46                    5.58        2,750,000(g)             2,750,000
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
    04-25-35                    7.50          937,751                  972,392
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
    03-25-36                    6.00        2,810,425                2,801,870
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-OA8 Cl 1A2
    07-25-46                    5.55        3,189,852(h)             3,197,738
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
    06-25-35                    7.00        2,131,951(d)             2,196,454
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-OA5 Cl 2A2
    04-25-46                    5.62        2,191,312(g)             2,194,598

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
    09-01-36                    6.00%    $  9,800,000(b)      $      9,812,251
    09-01-36                    6.50        7,075,000(b)             7,185,547
Federal Home Loan Mtge Corp #A18107
    01-01-34                    5.50        2,171,986                2,137,916
Federal Home Loan Mtge Corp #B16408
    09-01-19                    5.50        1,509,454(i)             1,504,864
Federal Home Loan Mtge Corp #C73304
    11-01-32                    7.00          381,110                  392,268
Federal Home Loan Mtge Corp #D95319
    03-01-22                    6.00          163,750                  165,561
Federal Home Loan Mtge Corp #E00489
    06-01-12                    7.00            8,811                    9,001
Federal Home Loan Mtge Corp #E81240
    06-01-15                    7.50        1,241,547                1,290,166
Federal Home Loan Mtge Corp #E92454
    11-01-17                    5.00          869,413                  853,776
Federal Home Loan Mtge Corp #E93465
    11-01-17                    5.50          994,882                  993,201
Federal Home Loan Mtge Corp #E95188
    03-01-18                    6.00          518,790                  524,869
Federal Home Loan Mtge Corp #G10669
    03-01-12                    7.50          506,665                  525,133
Federal Home Loan Mtge Corp #G11243
    04-01-17                    6.50        1,425,095                1,454,468
Federal Home Loan Mtge Corp #G12100
    11-01-13                    5.00          106,808                  105,046
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2639 Cl UI
    03-15-22                    8.43        2,892,239(e)               462,193
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2590 Cl BI
    02-15-14                   17.16          794,014(e)                39,544
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2718 Cl IA
    10-15-22                   14.56          544,245(e)                24,746
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2783 Cl MI
    03-15-25                   14.63        1,626,975(e)               107,586
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2795 Cl IY
    07-15-17                    7.50        1,228,115(e)               138,532

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   213

RiverSource VP - Short Duration U.S. Government Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
  Series 2882 Cl XS
    11-15-19                    7.63%    $  2,136,599(e,j)    $        157,418
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2617 Cl HD
    06-15-16                    7.00       1,397,322                 1,447,835
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2843 Cl BA
    01-15-18                    5.00       1,278,053                 1,266,102
Federal Natl Mtge Assn
    09-01-21                    5.50        1,000,000(b)               996,250
    09-01-21                    6.00        1,300,000(b)             1,314,219
    09-01-36                    5.00        1,000,000(b)               957,812
    09-01-36                    5.50       16,300,000(b)            15,994,376
    09-01-36                    6.50       15,550,000(b)            15,783,251
Federal Natl Mtge Assn #190353
    08-01-34                    5.00        2,869,998                2,756,429
Federal Natl Mtge Assn #252211
    01-01-29                    6.00          121,658                  122,437
Federal Natl Mtge Assn #252409
    03-01-29                    6.50        1,404,636                1,439,654
Federal Natl Mtge Assn #254384
    06-01-17                    7.00          394,212                  404,814
Federal Natl Mtge Assn #254723
    05-01-23                    5.50        3,813,435                3,781,854
Federal Natl Mtge Assn #254748
    04-01-13                    5.50        1,068,082                1,064,786
Federal Natl Mtge Assn #254757
    05-01-13                    5.00        1,067,510                1,052,328
Federal Natl Mtge Assn #254774
    05-01-13                    5.50          873,156                  875,557
Federal Natl Mtge Assn #255488
    10-01-14                    5.50        1,431,570                1,430,920
Federal Natl Mtge Assn #255501
    09-01-14                    6.00        1,193,531                1,212,839
Federal Natl Mtge Assn #313470
    08-01-10                    7.50          316,917                  321,748
Federal Natl Mtge Assn #323133
    04-01-13                    5.50           48,664                   48,701
Federal Natl Mtge Assn #357324
    01-01-33                    5.00        3,660,616                3,521,675
Federal Natl Mtge Assn #357485
    02-01-34                    5.50        4,970,807                4,893,964
Federal Natl Mtge Assn #507182
    07-01-14                    6.00          106,967                  108,295
Federal Natl Mtge Assn #512232
    05-01-29                    7.00           36,551                   37,710
Federal Natl Mtge Assn #535168
    12-01-14                    5.50          162,662                  162,578
Federal Natl Mtge Assn #545818
    07-01-17                    6.00        1,413,835                1,432,164
Federal Natl Mtge Assn #545864
    08-01-17                    5.50        1,878,063                1,877,664
Federal Natl Mtge Assn #545910
    08-01-17                    6.00        1,668,519                1,690,200

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #555063
    11-01-17                    5.50%    $  2,287,596         $      2,286,086
Federal Natl Mtge Assn #555343
    08-01-17                    6.00          643,084                  650,684
Federal Natl Mtge Assn #555367
    03-01-33                    6.00        3,129,060                3,142,341
Federal Natl Mtge Assn #555375
    04-01-33                    6.00          149,239                  150,241
Federal Natl Mtge Assn #555740
    08-01-18                    4.50          194,987                  188,139
Federal Natl Mtge Assn #602630
    10-01-31                    7.00          253,268                  260,588
Federal Natl Mtge Assn #606789
    10-01-31                    7.00        2,272,231                2,337,901
Federal Natl Mtge Assn #626720
    01-01-17                    6.00          494,954                  500,967
Federal Natl Mtge Assn #630992
    09-01-31                    7.00          972,236                1,012,410
Federal Natl Mtge Assn #630993
    09-01-31                    7.50          825,460                  857,060
Federal Natl Mtge Assn #633672
    06-01-17                    6.00          390,569                  396,249
Federal Natl Mtge Assn #636720
    05-01-17                    5.50          125,207                  125,052
Federal Natl Mtge Assn #638210
    05-01-32                    6.50          155,857                  159,075
Federal Natl Mtge Assn #648040
    06-01-32                    6.50          712,627                  725,701
Federal Natl Mtge Assn #648349
    06-01-17                    6.00        1,223,067                1,238,961
Federal Natl Mtge Assn #648679
    07-01-32                    6.00        2,776,379                2,788,163
Federal Natl Mtge Assn #654413
    09-01-32                    7.00          191,951                  197,435
Federal Natl Mtge Assn #656562
    02-01-33                    7.00          325,597                  336,754
Federal Natl Mtge Assn #665752
    09-01-32                    6.50          580,147                  590,791
Federal Natl Mtge Assn #668412
    02-01-18                    5.50          634,617                  633,924
Federal Natl Mtge Assn #670387
    08-01-32                    7.00           19,617                   20,203
Federal Natl Mtge Assn #671054
    01-01-33                    7.00           28,207                   29,013
Federal Natl Mtge Assn #671174
    02-01-33                    4.60          724,356(g)               713,123
Federal Natl Mtge Assn #675692
    02-01-18                    6.00          512,886                  518,947
Federal Natl Mtge Assn #678940
    02-01-18                    5.50          976,659                  975,846
Federal Natl Mtge Assn #679183
    02-01-18                    5.50        1,157,710                1,156,022
Federal Natl Mtge Assn #684588
    03-01-33                    6.50          255,216                  260,434
Federal Natl Mtge Assn #688181
    03-01-33                    6.00        1,606,044                1,612,861
Federal Natl Mtge Assn #695838
    04-01-18                    5.50          278,097                  277,803

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #696711
    05-01-18                    5.50%    $  1,217,632         $      1,215,977
Federal Natl Mtge Assn #696714
    05-01-18                    5.50          434,699                  434,028
Federal Natl Mtge Assn #701937
    04-01-33                    6.00          181,873                  182,523
Federal Natl Mtge Assn #704610
    06-01-33                    5.50        3,730,872                3,673,197
Federal Natl Mtge Assn #705655
    05-01-33                    5.00        1,648,243                1,585,166
Federal Natl Mtge Assn #720378
    06-01-18                    4.50        1,603,152                1,544,316
Federal Natl Mtge Assn #722325
    07-01-33                    4.97          764,306(g)               740,960
Federal Natl Mtge Assn #723448
    07-01-13                    5.00          918,965                  912,189
Federal Natl Mtge Assn #725232
    03-01-34                    5.00        3,788,833                3,643,837
Federal Natl Mtge Assn #725425
    04-01-34                    5.50        4,186,921                4,122,704
Federal Natl Mtge Assn #725431
    08-01-15                    5.50        2,397,120                2,398,958
Federal Natl Mtge Assn #725558
    06-01-34                    4.58        1,694,362(g)             1,651,532
Federal Natl Mtge Assn #725737
    08-01-34                    4.53          935,498(g)               927,293
Federal Natl Mtge Assn #725773
    09-01-34                    5.50        4,931,821                4,850,663
Federal Natl Mtge Assn #735057
    01-01-19                    4.50        2,365,740                2,278,917
Federal Natl Mtge Assn #740843
    11-01-18                    5.00          136,505                  134,052
Federal Natl Mtge Assn #744010
    07-01-13                    5.00        1,822,384                1,805,551
Federal Natl Mtge Assn #747536
    11-01-33                    5.00        2,134,527                2,052,840
Federal Natl Mtge Assn #754297
    12-01-33                    4.74          299,777(g)               291,764
Federal Natl Mtge Assn #755891
    03-01-13                    5.00          367,849                  365,123
Federal Natl Mtge Assn #791447
    10-01-34                    6.00          719,877                  721,787
Federal Natl Mtge Assn #797044
    07-01-34                    5.50        3,456,360                3,399,481
Federal Natl Mtge Assn #799769
    11-01-34                    5.04        1,227,101(g)             1,208,989
Federal Natl Mtge Assn #801344
    10-01-34                    5.08        1,384,568(g)             1,365,960
Federal Natl Mtge Assn #815264
    05-01-35                    5.25        2,012,437(g)             1,998,201
Federal Natl Mtge Assn #815463
    02-01-35                    5.50          811,690                  798,333
Federal Natl Mtge Assn #845070
    12-01-35                    5.10        1,138,174(g)             1,130,142
Federal Natl Mtge Assn #849082
    01-01-36                    5.85        1,467,182(g)             1,479,096
Federal Natl Mtge Assn #849170
    01-01-36                    5.98        2,972,218(g)             3,008,754

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

214   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Short Duration U.S. Government Fund

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #865689
    02-01-36                    5.90%    $  3,406,081(g)      $      3,418,615
Federal Natl Mtge Assn #866097
    02-01-36                    6.19        2,526,790(g)             2,548,975
Federal Natl Mtge Assn #878661
    02-01-36                    5.50        4,926,427                4,816,814
Federal Natl Mtge Assn #881629
    02-01-36                    5.50        3,667,884                3,586,273
Federal Natl Mtge Assn #885827
    06-01-36                    6.50        2,502,057                2,540,266
Federal Natl Mtge Assn #885871
    06-01-36                    7.00        1,996,848                2,050,160
Federal Natl Mtge Assn #886461
    08-01-36                    6.20        1,493,047(g)             1,508,440
Federal Natl Mtge Assn #887096
    07-01-36                    5.83        2,712,190(g)             2,720,523
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-24 Cl PI
    12-25-12                   20.00          531,287(e)                16,468
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-26 Cl MI
    03-25-23                    8.45          747,374(e)               144,435
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-71 Cl IM
    12-25-31                   10.63          623,151(e)               115,943
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-81 Cl LI
    11-25-13                   10.08        1,363,456(e)                74,067
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2004-84 Cl GI
    12-25-22                    9.25          496,386(e)                74,887
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 367 Cl 2
    01-25-36                    9.07        2,104,780(e)               531,836
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-133 Cl GB
    12-25-26                    8.00             425,320               451,813
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-94 Cl QB
    07-25-23                    5.50        2,192,818                2,185,179
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-W11 Cl A1
    06-25-33                    7.83           45,940(g)                46,208

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2004-60 Cl PA
    04-25-34                    5.50%    $  2,144,573         $      2,145,893
Govt Natl Mtge Assn #3501
    01-20-34                    6.00        7,925,099                7,990,840
Govt Natl Mtge Assn #498182
    05-15-16                    6.00          907,899                  921,783
Govt Natl Mtge Assn #605970
    03-15-33                    6.00          316,761                  320,054
Govt Natl Mtge Assn #615738
    03-15-18                    7.00        1,107,922                1,142,498
Govt Natl Mtge Assn #615740
    08-15-13                    6.00        2,183,738                2,205,808
Govt Natl Mtge Assn #780758
    04-15-13                    7.00          198,627                  204,514
Govt Natl Mtge Assn #781507
    09-15-14                    6.00          978,182                  987,929
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2002-16 Cl PB
    04-16-31                    6.00          440,542                  440,418
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-17 Cl B
    10-16-27                    5.00          125,000                  123,142
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2004-19 Cl DJ
    03-20-34                    4.50        1,373,609                1,348,544
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2006-32 Cl A
    01-16-30                    5.08        4,616,584                4,589,173
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-4 Cl 3A
    06-19-34                    2.97        1,316,750(g)             1,297,039
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-12 Cl 2A11
    10-19-35                    6.43        1,948,833(g)             2,000,877
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-8 Cl 2A1B
    08-21-46                    5.58        1,075,000(g)             1,075,000
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-AR13 Cl A1
    07-25-36                    6.11        2,700,731(g)             2,729,426
Morgan Stanley Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-2AR Cl 3A
    02-25-34                    5.05        1,252,113(g)             1,235,146
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QO6 Cl A2
    06-25-46                    5.55        3,686,715(h)             3,687,813

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Structured Adjustable Rate Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-15 Cl 4A1
    07-25-35                    5.52%    $  3,120,728(g)      $      3,080,743
Structured Adjustable Rate Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-5 Cl 4A1
    06-25-36                    5.99        1,965,343(g)             1,954,902
TBW Mtge Backed Pass Through Ctfs
  Collateralized Mtge Obligation
  Series 2006-2 Cl 6A1
    07-25-36                    7.00        1,816,943                1,865,245
Vendee Mtge Trust
  Collateralized Mtge Obligation
  Series 2003-1 Cl D
    12-15-25                    5.75        2,190,671                2,187,323
Vendee Mtge Trust
  Collateralized Mtge Obligation
  Series 2003-2 Cl D
    11-15-23                    5.00           64,958                   64,627
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
    10-25-35                    5.00        4,630,737                4,368,406
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
    05-25-35                    5.50        1,759,615                1,715,625
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl 5A1
    03-25-36                    5.11        1,962,428(b,g)           1,935,824
                                                              ----------------
Total                                                              266,986,817
------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $495,160,075)                                          $    492,384,337
------------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (9.8%)
------------------------------------------------------------------------------

ISSUER                        EFFECTIVE     AMOUNT                   VALUE(a)
                                YIELD     PAYABLE AT
                                           MATURITY
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
    09-01-06                    4.98%    $ 15,300,000         $     15,297,884
    09-13-06                    5.13       30,000,000               29,944,515
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $45,248,783)                                           $     45,242,399
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $540,408,858)(m)                                       $    537,626,736
==============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   215

RiverSource VP - Short Duration U.S. Government Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $53,785,689.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2006, the value of foreign securities represented 2.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $3,721,454 or 0.8% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      -----------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Treasury Note, Dec. 2006, 2-year                   $     39,600,000
      U.S. Treasury Note, Dec. 2006, 5-year                          8,800,000

      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                             8,000,000
      U.S. Treasury Note, Dec. 2006, 10-year                        12,300,000

(j) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 2006. At Aug. 31, 2006, the value of inverse floaters represented 0.03% of net assets.

(k) The following abbreviation is used in the portfolio security description to identify the insurer of the issue: MBIA -- MBIA Insurance Corporation

(l) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $540,912,223 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $     1,392,849
      Unrealized depreciation                                      (4,678,336)
      ------------------------------------------------------------------------
      Net unrealized depreciation                             $    (3,285,487)
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

216   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Small Cap Advantage Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (98.9%)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.7%)
Ceradyne                                       10,651(b)      $       469,390
DynCorp Intl Cl A                              33,000(b)              359,040
HEICO                                           9,000                 298,170
K&F Inds Holdings                              22,000(b)              413,160
Moog Cl A                                      13,306(b)              434,441
Orbital Sciences                               28,000(b)              506,520
Teledyne Technologies                          22,400(b)              858,815
United Industrial                               8,000                 430,960
                                                              ---------------
Total                                                               3,770,496
-----------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
EGL                                            13,863(b)              423,792
Hub Group Cl A                                 28,059(b)              653,775
Pacer Intl                                     12,000                 330,360
                                                              ---------------
Total                                                               1,407,927
-----------------------------------------------------------------------------

AIRLINES (0.3%)
AirTran Holdings                                8,097(b)               92,711
Continental Airlines Cl B                      16,000(b)              401,440
ExpressJet Holdings                            29,672(b)              207,407
                                                              ---------------
Total                                                                 701,558
-----------------------------------------------------------------------------

AUTO COMPONENTS (0.9%)
American Axle &
   Mfg Holdings                                16,017                 267,324
ArvinMeritor                                   42,995                 638,475
Bandag                                          3,893                 148,168
Cooper Tire & Rubber                           17,337                 170,423
LKQ                                             3,762(b)               78,137
Superior Inds Intl                              7,193                 121,634
Tenneco                                        23,000(b)              523,249
                                                              ---------------
Total                                                               1,947,410
-----------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Monaco Coach                                    6,397                  67,552
Thor Inds                                       3,335                 140,671
                                                              ---------------
Total                                                                 208,223
-----------------------------------------------------------------------------

BEVERAGES (0.5%)
Boston Beer Cl A                               26,200(b)              841,544
Hansen Natural                                 10,091(b)              277,704
                                                              ---------------
Total                                                               1,119,248
-----------------------------------------------------------------------------

BIOTECHNOLOGY (2.1%)
Alkermes                                       21,909(b)              358,212
Applera - Celera
   Genomics Group                              37,700(b,d)            524,784
Arena Pharmaceuticals                          31,000(b)              380,370
BioMarin Pharmaceutical                        25,644(b)              426,716
Cubist Pharmaceuticals                         11,000(b)              258,060
Human Genome Sciences                          29,300(b)              329,039
InterMune                                      12,000(b)              206,880
Lexicon Genetics                               57,600(b)              240,768
Medarex                                        49,300(b)              529,482
Myogen                                          1,937(b)               67,408

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
BIOTECHNOLOGY (CONT.)
Myriad Genetics                                10,400(b)      $       263,016
Regeneron Pharmaceuticals                      40,300(b)              639,964
Vertex Pharmaceuticals                         10,697(b)              368,512
                                                              ---------------
Total                                                               4,593,211
-----------------------------------------------------------------------------

BUILDING PRODUCTS (0.6%)
Ameron Intl                                     3,607                 252,995
Insteel Inds                                    2,981                  62,124
Jacuzzi Brands                                 40,000(b)              396,800
NCI Building Systems                            9,947(b)              540,520
USG                                             2,458(b)              125,358
                                                              ---------------
Total                                                               1,377,797
-----------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Greenhill & Co                                  6,000                 330,180
Investment Technology Group                    19,679(b)              909,366
Knight Capital Group Cl A                      51,973(b)              907,449
LaBranche & Co                                 11,592(b)               96,214
MCG Capital                                     3,735                  59,909
Piper Jaffray Companies                         3,545(b)              207,666
SWS Group                                       2,783                  68,462
TradeStation Group                              6,049(b)               88,618
Waddell & Reed Financial Cl A                   4,496                 104,397
                                                              ---------------
Total                                                               2,772,261
-----------------------------------------------------------------------------

CHEMICALS (1.8%)
CF Inds Holdings                                4,159                  65,962
Georgia Gulf                                   16,000                 424,640
Innospec                                        6,021(c)              165,156
NewMarket                                       2,959                 183,251
OM Group                                       21,762(b)              870,480
PolyOne                                        64,000(b)              554,880
Sensient Technologies                          30,234                 608,308
Spartech                                       22,000                 495,660
Westlake Chemical                              13,000                 389,480
WR Grace & Co                                  14,175(b)              144,585
                                                              ---------------
Total                                                               3,902,402
-----------------------------------------------------------------------------

COMMERCIAL BANKS (5.4%)
Amcore Financial                                5,448                 163,712
AmericanWest Bancorp                            3,191                  70,585
BancorpSouth                                   32,115                 901,147
BOK Financial                                   8,000                 416,000
Camden Natl                                     1,625                  70,688
Cathay General Bancorp                         14,000                 522,060
Central Pacific Financial                      15,000                 542,850
Chemical Financial                              7,360                 217,267
Chittenden                                      8,779                 253,274
Citizens Banking                                4,275                 107,730
City Holding                                   17,100                 673,398
Community Trust Bancorp                         3,847                 147,802
East West Bancorp                              13,000                 526,500
F.N.B.                                          3,703                  60,618
First BanCorp                                  30,043(c)              276,095
First Community Bancshares                      2,570                  87,509

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
First Financial Bancorp                         3,862         $        59,861
First Republic Bank                            15,000                 639,300
FirstMerit                                      6,658                 153,201
Greater Bay Bancorp                            35,652               1,015,012
Hancock Holding                                11,423                 592,168
Hanmi Financial                                35,300                 689,056
Intervest Bancshares                            1,256(b)               52,777
Irwin Financial                                 3,304                  62,908
MB Financial                                   11,967                 441,582
Old Natl Bancorp                                5,032                  94,149
Oriental Financial Group                        8,755(c)              107,336
Preferred Bank                                  7,000                 392,350
Republic Bancorp                                6,203                  80,205
R-G Financial Cl B                             14,399(c)              103,673
S&T Bancorp                                     1,911                  59,375
Southwest Bancorp                               3,216                  85,385
Sterling Financial                             21,000                 694,260
Susquehanna Bancshares                          6,798                 166,347
Taylor Capital Group                            8,900                 261,749
Tompkins Trustco                                1,946                  87,298
Trustmark                                      26,099                 823,945
                                                              ---------------
Total                                                              11,699,172
-----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.4%)
ACCO Brands                                    17,000(b)              368,220
Advisory Board                                 11,500(b)              584,430
American Reprographics                         10,000(b)              305,200
Banta                                           2,962                 139,362
CBIZ                                           41,600(b)              324,480
Cenveo                                          4,375(b)               91,875
COMSYS IT Partners                             23,000(b)              424,350
Consolidated Graphics                           7,700(b)              478,786
CRA Intl                                       10,000(b)              449,900
Ennis                                           4,273                  88,237
GEO Group                                       8,000(b)              357,360
Global Cash Access Holdings                    12,000(b)              185,160
Herman Miller                                  12,000                 338,880
IHS Cl A                                       12,000(b)              360,120
IKON Office Solutions                          23,831                 339,592
Labor Ready                                    15,200(b)              260,376
NCO Group                                       7,788(b)              204,046
PeopleSupport                                  15,000(b)              254,850
United Stationers                              12,494(b)              572,600
Viad                                           21,579                 764,544
Watson Wyatt Worldwide Cl A                    13,000                 515,580
                                                              ---------------
Total                                                               7,407,948
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.7%)
3Com                                           48,000(b)              212,640
ADTRAN                                         14,000                 348,180
Anaren                                          9,000(b)              203,040
ARRIS Group                                    95,700(b)            1,096,722
Black Box                                       6,574                 253,362
CIENA                                          27,291(b)              107,799
CommScope                                      19,536(b)              570,647

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   217

RiverSource VP - Small Cap Advantage Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
Comtech
   Telecommunications                          17,000(b)      $       556,410
Finisar                                       196,461(b)              728,870
Foundry Networks                               49,000(b)              596,330
InterDigital Communications                    20,000(b)              664,600
MasTec                                         31,200(b)              361,608
Polycom                                        33,000(b)              785,070
Redback Networks                               32,793(b)              611,262
Sirenza Microdevices                           27,000(b)              250,290
Sonus Networks                                 36,000(b)              174,960
Sycamore Networks                              62,700(b)              230,109
UTStarcom                                      50,259(b)              412,626
                                                              ---------------
Total                                                               8,164,525
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.7%)
Brocade Communications
   Systems                                    116,400(b)              721,680
Electronics for Imaging                        25,000(b)              576,000
Emulex                                         14,800(b)              256,336
Imation                                        22,741                 901,226
Intermec                                       15,000(b)              449,400
Iomega                                         40,800(b)              115,056
Komag                                          13,189(b)              474,276
Palm                                           20,800(b)              302,848
                                                              ---------------
Total                                                               3,796,822
-----------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
Comfort Systems USA                             5,865                  76,421
EMCOR Group                                     4,546(b)              252,030
Granite Construction                           13,100                 702,815
Quanta Services                                18,900(b)              335,097
Sterling Construction                          12,580(b)              248,455
                                                              ---------------
Total                                                               1,614,818
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.3%)
Eagle Materials                                 4,619                 165,591
Texas Inds                                      9,000                 422,460
                                                              ---------------
Total                                                                 588,051
-----------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
Advance America Cash
   Advance Centers                              6,767                 105,159
Cash America Intl                              15,689                 578,453
CompuCredit                                     9,600(b)              279,840
Credit Acceptance                               2,480(b)               70,531
EZCORP Cl A                                     1,292(b)               50,737
First Cash Financial Services                   4,922(b)              102,525
World Acceptance                               12,850(b)              513,615
                                                              ---------------
Total                                                               1,700,860
-----------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.7%)
Greif Cl A                                      8,000                 566,800
Myers Inds                                     18,000                 295,740
Rock-Tenn Cl A                                 30,786                 594,785
Silgan Holdings                                 2,127                  75,296
                                                              ---------------
Total                                                               1,532,621
-----------------------------------------------------------------------------

DISTRIBUTORS (--%)
Handleman                                       8,883                  61,915
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
DIVERSIFIED CONSUMER SERVICES (0.8%)
Corinthian Colleges                            23,000(b)      $       278,760
DeVry                                          15,000(b)              335,250
Jackson Hewitt Tax Service                     15,700                 496,120
Pre-Paid Legal Services                         1,780                  66,857
Sotheby's                                      19,000                 528,200
                                                              ---------------
Total                                                               1,705,187
-----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
Financial Federal                              19,000                 497,800
Intl Securities
   Exchange Holdings                           10,000                 425,500
NASDAQ Stock Market                             2,559(b)               72,957
Portfolio Recovery Associates                  12,000(b)              476,640
                                                              ---------------
Total                                                               1,472,897
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Cincinnati Bell                                64,000(b)              323,200
Talk America Holdings                          60,700(b)              352,060
Time Warner Telecom Cl A                       11,042(b)              198,425
                                                              ---------------
Total                                                                 873,685
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Allete                                          6,082                 279,407
Cleco                                          39,934                 996,753
Duquesne Light Holdings                         5,515                 108,590
Idacorp                                        18,000                 691,560
Otter Tail                                     16,725                 504,259
Westar Energy                                  23,000                 560,970
                                                              ---------------
Total                                                               3,141,539
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.8%)
Acuity Brands                                  17,000                 726,410
Encore Wire                                    12,560(b)              471,754
General Cable                                  29,609(b)            1,140,834
Genlyte Group                                  11,000(b)              720,830
Lamson & Sessions                              12,000(b)              303,240
Regal-Beloit                                   12,492                 539,155
                                                              ---------------
Total                                                               3,902,223
-----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.1%)
Aeroflex                                       37,174(b)              387,353
Anixter Intl                                    5,800                 316,042
Brightpoint                                    44,390(b)              738,649
Daktronics                                     17,750                 370,443
FLIR Systems                                    9,000(b)              249,300
Global Imaging Systems                         24,000(b)              526,320
Insight Enterprises                            10,644(b)              191,698
Itron                                           8,000(b)              447,840
Littelfuse                                     17,000(b)              613,870
LoJack                                         19,000(b)              396,720
Methode Electronics                            12,000                  95,280
MTS Systems                                     2,500                  83,925
Multi-Fineline Electronix                       2,940(b)               66,385
Paxar                                           9,893(b)              192,617
Plexus                                         17,624(b)              349,308
Rofin-Sinar Technologies                       13,480(b)              738,165
Rogers                                          1,791(b)              103,914
ScanSource                                     12,000(b)              372,480
SYNNEX                                          9,997(b)              222,233

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Technitrol                                      4,700         $       133,057
TTM Technologies                               16,645(b)              214,055
                                                              ---------------
Total                                                               6,809,654
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.1%)
Atwood Oceanics                                10,400(b)              447,200
BASiC Energy Services                           8,000(b)              228,800
Grey Wolf                                     119,600(b)              874,277
Hydril                                          6,500(b)              425,425
NATCO Group                                    11,000(b)              401,830
NS Group                                       18,635(b)              848,265
Oil States Intl                                25,700(b)              821,372
Parker Drilling                                64,514(b)              458,049
RPC                                            22,400                 457,856
TETRA Technologies                             10,342(b)              287,611
Veritas DGC                                    13,849(b)              824,985
W-H Energy Services                            15,196(b)              766,942
                                                              ---------------
Total                                                               6,842,612
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Andersons                                       2,420                  99,244
Casey's General Stores                         15,000                 354,600
Longs Drug Stores                              11,000                 499,730
Nash Finch                                      3,225                  73,691
Performance Food Group                         21,000(b)              516,810
Ruddick                                         8,383                 216,198
Spartan Stores                                 18,300                 329,949
Weis Markets                                    3,294                 130,146
                                                              ---------------
Total                                                               2,220,368
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Chiquita Brands Intl                            3,400                  57,494
Farmer Brothers                                 1,872                  39,612
Flowers Foods                                  18,000                 488,699
Lancaster Colony                                4,285                 189,140
Premium Standard Farms                         13,000                 219,960
Seaboard                                          145                 203,000
                                                              ---------------
Total                                                               1,197,905
-----------------------------------------------------------------------------

GAS UTILITIES (1.9%)
Energen                                        20,072                 875,942
Laclede Group                                  14,000                 456,260
New Jersey Resources                           13,000                 645,580
Nicor                                          21,013                 917,427
Peoples Energy                                  4,826                 204,526
Southwest Gas                                  24,000                 808,800
WGL Holdings                                    7,294                 226,625
                                                              ---------------
Total                                                               4,135,160
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
Candela                                        26,000(b)              271,180
DJO                                            15,400(b)              593,978
Greatbatch                                     16,000(b)              391,360
Haemonetics                                     9,000(b)              419,220
Hologic                                        24,127(b)            1,041,803
ICU Medical                                    13,000(b)              572,130
Intuitive Surgical                              4,165(b)              393,176
Invacare                                        7,127                 165,418
LifeCell                                       32,425(b)              978,587

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

218   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Small Cap Advantage Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Mentor                                          9,000         $       436,860
Palomar Medical
   Technologies                                 6,000(b)              238,200
West Pharmaceutical Services                   14,489                 578,256
                                                              ---------------
Total                                                               6,080,168
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.0%)
Alliance Imaging                               56,000(b)              362,880
Amedisys                                        9,000(b)              364,230
AMERIGROUP                                      3,503(b)              110,485
AMN Healthcare Services                        16,000(b)              384,000
Emergency Medical
   Services LP Cl A                             3,400(b)               53,720
HealthExtras                                   10,385(b)              319,131
Healthways                                      7,000(b)              361,340
inVentiv Health                                46,601(b)            1,450,689
Kindred Healthcare                             16,715(b)              520,505
LCA-Vision                                     14,000                 616,420
Magellan Health Services                       13,000(b)              624,910
Molina Healthcare                              10,000(b)              370,400
Odyssey HealthCare                             31,300(b)              502,052
PSS World Medical                              30,900(b)              599,460
Psychiatric Solutions                          25,400(b)              813,054
Radiation Therapy Services                     11,800(b)              341,256
RehabCare Group                                 6,473(b)               95,024
Sunrise Senior Living                          11,000(b)              324,610
WellCare Health Plans                           8,000(b)              448,640
                                                              ---------------
Total                                                               8,662,806
-----------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.4%)
TriZetto Group                                 48,000(b)              658,560
Vital Images                                    9,000(b)              264,240
                                                              ---------------
Total                                                                 922,800
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.5%)
Bluegreen                                       4,800(b)               54,960
Bob Evans Farms                                 8,838                 250,469
California Pizza Kitchen                        9,000(b)              257,040
CEC Entertainment                               2,775(b)               88,467
Chipotle Mexican Grill Cl A                    10,000(b)              493,400
CKE Restaurants                                27,000                 419,310
Domino's Pizza                                 18,600                 454,770
Jack in the Box                                19,623(b)              941,511
Krispy Kreme Doughnuts                         11,630(b)               95,948
Morgans Hotel Group                            12,000(b)              159,600
Multimedia Games                               24,000(b)              229,920
Papa John's Intl                               15,802(b)              537,268
Ruby Tuesday                                    4,506                 116,345
Ryan's Restaurant Group                        11,779(b)              185,637
Speedway Motorsports                           13,400                 499,418
Vail Resorts                                   16,000(b)              601,920
                                                              ---------------
Total                                                               5,385,983
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.5%)
American Greetings Cl A                         3,085                  75,644
Beazer Homes USA                                2,251                  90,715
Blyth                                          10,191                 218,903
Ethan Allen Interiors                           7,048                 237,870
Furniture Brands Intl                          14,185                 271,643

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
HOUSEHOLD DURABLES (CONT.)
Hovnanian Enterprises Cl A                      4,030(b)      $       106,755
Interface Cl A                                 30,000(b)              381,300
La-Z-Boy                                       13,800                 192,510
M/I Homes                                       5,331                 172,511
Meritage Homes                                  8,000(b)              327,600
Sealy                                          25,000                 344,500
Tempur-Pedic Intl                              22,788(b)              365,747
Tupperware Brands                              25,238                 454,537
WCI Communities                                 6,409(b)               98,955
                                                              ---------------
Total                                                               3,339,190
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Central Garden & Pet                            6,000(b)              262,980
WD-40                                          15,000                 521,250
                                                              ---------------
Total                                                                 784,230
-----------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills                                     3,274                 113,968
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                    3,155                  92,914
Tredegar                                        3,701                  61,067
                                                              ---------------
Total                                                                 153,981
-----------------------------------------------------------------------------

INSURANCE (5.9%)
Alfa                                           10,548                 178,261
American Physicians Capital                    17,000(b)              838,610
AmerUs Group                                    5,196                 352,289
Argonaut Group                                  4,604(b)              141,573
Commerce Group                                 22,352                 665,866
Delphi Financial Group Cl A                    24,425                 949,644
FBL Financial Group Cl A                        4,296                 142,455
FPIC Insurance Group                           20,300(b)              837,172
Horace Mann Educators                          53,078                 974,512
Infinity Property & Casualty                    2,819                 106,981
LandAmerica Financial Group                    19,123               1,209,340
Navigators Group                               13,200(b)              608,256
Ohio Casualty                                  34,100                 884,895
Phoenix Companies                              27,400                 404,424
Presidential Life                               5,183                 122,163
ProAssurance                                   20,500(b)            1,031,150
RLI                                            10,000                 489,000
Safety Insurance Group                         16,817                 864,730
Selective Insurance Group                      17,050                 886,941
Stewart Information Services                    6,720                 229,219
United Fire & Casualty                          4,893                 136,906
Universal American Financial                   16,359(b)              250,783
Zenith Natl Insurance                           8,000                 302,400
                                                              ---------------
Total                                                              12,607,570
-----------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
NutriSystem                                     1,663(b)               82,618
Priceline.com                                  13,800(b)              460,782
                                                              ---------------
Total                                                                 543,400
-----------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.7%)
aQuantive                                      17,000(b)              421,600
CNET Networks                                  38,284(b)              361,018
Digital River                                   9,000(b)              436,860
EarthLink                                      42,700(b)              313,845

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
INTERNET SOFTWARE & SERVICES (CONT.)
InfoSpace                                      15,000(b)      $       333,450
j2 Global Communications                       12,200(b)              306,586
NIC                                            30,000(b)              156,900
RealNetworks                                   42,000(b)              463,260
SAVVIS                                          9,400(b)              235,094
TheStreet.com                                  41,000                 441,160
United Online                                  24,450                 280,442
                                                              ---------------
Total                                                               3,750,215
-----------------------------------------------------------------------------

IT SERVICES (2.0%)
CSG Systems Intl                               38,493(b)            1,036,231
Gartner                                        29,000(b)              452,110
Lightbridge                                    30,000(b)              357,000
MAXIMUS                                         9,615                 255,951
MoneyGram Intl                                  7,065                 221,841
MPS Group                                      43,000(b)              604,580
Perot Systems Cl A                             37,619(b)              540,209
StarTek                                         3,123                  35,509
Sykes Enterprises                              23,000(b)              462,530
Tyler Technologies                             30,000(b)              392,400
                                                              ---------------
Total                                                               4,358,361
-----------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Callaway Golf                                  12,029                 161,309
JAKKS Pacific                                   7,121(b)              116,357
K2                                             15,000(b)              174,750
Marvel Entertainment                           22,000(b)              471,680
Nautilus                                        6,147                  76,100
                                                              ---------------
Total                                                               1,000,196
-----------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.2%)
Albany Molecular Research                      22,800(b)              223,440
Bio-Rad Laboratories Cl A                       5,000(b)              367,050
Cambrex                                         4,693                 105,827
Exelixis                                       36,000(b)              350,280
Molecular Devices                              13,000(b)              312,130
Nektar Therapeutics                            26,000(b)              455,520
Varian                                         15,200(b)              709,536
                                                              ---------------
Total                                                               2,523,783
-----------------------------------------------------------------------------

MACHINERY (2.7%)
Bucyrus Intl Cl A                              10,522                 543,251
Cascade                                         2,895                 110,010
Crane                                           2,695                 107,746
Dynamic Materials                              13,000                 475,410
EnPro Inds                                     13,000(b)              408,720
ESCO Technologies                               5,000(b)              255,200
Flowserve                                       5,520(b)              282,293
Gardner Denver                                 12,000(b)              431,640
JLG Inds                                        7,309                 127,615
Kaydon                                         16,000                 609,760
Manitowoc                                       6,998                 309,312
Middleby                                        4,000(b)              314,160
Mueller Inds                                   14,998                 574,723
Trinity Inds                                    9,605                 320,423
Valmont Inds                                    8,000                 417,280
Wabtec                                         20,700                 583,947
                                                              ---------------
Total                                                               5,871,490
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   219

RiverSource VP - Small Cap Advantage Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
MARINE (0.3%)
American Commercial Lines                      13,000(b)      $       682,500
-----------------------------------------------------------------------------

MEDIA (1.2%)
Catalina Marketing                             18,000                 515,699
Cox Radio Cl A                                 32,000(b)              507,520
Entravision
   Communications Cl A                         29,000(b)              215,470
Journal Communications Cl A                     6,257                  68,639
Morningstar                                     9,550(b)              365,383
Reader's Digest Assn                            5,597                  71,698
Scholastic                                     14,000(b)              420,840
Spanish Broadcasting
   System Cl A                                 65,000(b)              282,750
Valassis Communications                         3,480(b)               68,626
                                                              ---------------
Total                                                               2,516,625
-----------------------------------------------------------------------------

METALS & MINING (2.1%)
AK Steel Holding                               30,000(b)              378,300
Aleris Intl                                     3,063(b)              157,040
Century Aluminum                                3,888(b)              134,952
Chaparral Steel                                 7,000(b)              499,940
Cleveland-Cliffs                                9,000                 328,230
Coeur d'Alene Mines                            53,000(b)              287,790
Commercial Metals                              14,962                 323,030
Gibraltar Inds                                 13,000                 314,600
Metal Management                               17,513                 447,983
Oregon Steel Mills                             10,748(b)              517,732
Quanex                                          3,786                 129,973
Reliance Steel & Aluminum                       7,364                 241,318
RTI Intl Metals                                 3,190(b)              138,350
Ryerson                                         3,355                  71,059
Stillwater Mining                              15,638(b)              147,466
Titanium Metals                                14,124(b)              364,399
                                                              ---------------
Total                                                               4,482,162
-----------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
99 Cents Only Stores                           41,210(b)              468,146
Big Lots                                       21,000(b)              385,350
Bon-Ton Stores                                 11,000                 301,510
                                                              ---------------
Total                                                               1,155,006
-----------------------------------------------------------------------------

MULTI-UTILITIES (--%)
CH Energy Group                                 1,171                  57,520
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.6%)
Arena Resources                                 8,900(b)              343,540
Atlas America                                  12,432(b)              571,748
ATP Oil & Gas                                   4,353(b)              170,202
Cimarex Energy                                  6,922                 265,113
Gasco Energy                                   61,000(b)              178,120
Giant Inds                                      2,003(b)              163,645
Harvest Natural Resources                      32,000(b)              409,280
Holly                                           8,000                 366,560
Houston Exploration                             2,072(b)              132,919
Mariner Energy                                  9,000(b)              170,100
Parallel Petroleum                             22,727(b)              544,993
Penn Virginia                                  10,000                 709,900
Petrohawk Energy                               10,578(b)              117,945
Rentech                                        19,797(b)              103,736
Stone Energy                                    3,795(b)              167,625

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Swift Energy                                    8,800(b)      $       385,088
VAALCO Energy                                  39,000(b)              320,580
World Fuel Services                            13,000                 468,520
                                                              ---------------
Total                                                               5,589,614
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Schweitzer-Mauduit Intl                         4,563                  86,697
-----------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
NBTY                                            5,957(b)              189,790
-----------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Alpharma Cl A                                  15,845                 331,794
Andrx                                           7,626(b)              181,804
Connetics                                      17,000(b)              184,280
Medicis Pharmaceutical Cl A                    11,000                 322,190
MGI PHARMA                                     19,400(b)              293,522
Perrigo                                        24,000                 387,360
Sciele Pharma                                  16,800(b)              294,000
                                                              ---------------
Total                                                               1,994,950
-----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.2%)
Alexandria Real Estate
   Equities                                     6,000                 588,120
American Home Mtge
   Investment                                  23,489                 744,601
Anthracite Capital                             15,492                 199,072
Anworth Mtge Asset                             17,575                 137,612
Arbor Realty Trust                             15,600                 392,340
Digital Realty Trust                           20,000                 598,200
Entertainment Properties Trust                 16,000                 797,761
FelCor Lodging Trust                           27,000                 579,150
IMPAC Mtge Holdings                            66,747                 606,730
Kilroy Realty                                   2,174                 171,898
KKR Financial                                  18,000                 430,380
LaSalle Hotel Properties                       10,400                 456,976
LTC Properties                                 19,000                 452,580
MFA Mtge Investments                           34,856                 245,038
Mid-America Apartment
   Communities                                 12,000                 724,800
Nationwide Health Properties                   24,000                 625,440
New Century Financial                           3,666                 141,911
Newcastle Investment                            3,814                 104,732
Novastar Financial                              2,233                  65,784
Parkway Properties                             11,000                 539,220
PS Business Parks                              12,000                 733,440
RAIT Investment Trust                           7,588                 212,312
Ramco-Gershenson
   Properties Trust                            18,000                 576,000
Redwood Trust                                   5,034                 244,854
Saxon Capital                                  13,173                 183,236
Sovran Self Storage                            10,700                 578,656
Sunstone Hotel Investors                       23,000                 687,700
Tanger Factory Outlet Centers                  20,000                 716,000
Taubman Centers                                13,000                 523,770
Universal Health Realty
   Income Trust                                 4,016                 145,741
                                                              ---------------
Total                                                              13,204,054
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Move                                           18,295(b)      $        83,791
-----------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Amerco                                          3,049(b)              216,083
Arkansas Best                                  16,342                 721,498
Celadon Group                                  12,000(b)              222,360
Florida East Coast Inds                         7,000                 380,940
Genesee & Wyoming Cl A                         17,903(b)              445,606
Heartland Express                              17,000                 273,360
Old Dominion Freight Line                      10,650(b)              339,948
Werner Enterprises                             11,296                 209,315
                                                              ---------------
Total                                                               2,809,110
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.4%)
Advanced Energy Inds                           18,000(b)              258,660
Atheros Communications                         23,793(b)              387,112
Atmel                                          53,000(b)              305,810
Cirrus Logic                                   25,000(b)              183,000
Cohu                                           10,000                 167,700
Cymer                                          11,000(b)              452,650
Diodes                                          2,340(b)               87,610
DSP Group                                      19,300(b)              472,271
Entegris                                       36,173(b)              392,839
ESS Technology                                 26,925(b)               35,003
Fairchild Semiconductor Intl                   21,000(b)              378,630
FormFactor                                     10,000(b)              482,600
Hittite Microwave                               9,000(b)              406,620
Ikanos Communications                          14,000(b)              178,640
Lattice Semiconductor                          43,000(b)              314,760
Microsemi                                      29,800(b)              827,546
MKS Instruments                                24,000(b)              501,360
NetLogic Microsystems                           7,000(b)              206,570
OmniVision Technologies                        14,825(b)              246,095
ON Semiconductor                               82,100(b)              493,421
Rambus                                         10,035(b)              159,255
RF Micro Devices                               51,000(b)              337,620
Semtech                                        21,000(b)              274,470
Silicon Image                                  33,600(b)              390,096
Silicon Storage Technology                     42,000(b)              176,400
Supertex                                        5,758(b)              203,660
Tessera Technologies                            6,000(b)              197,400
Trident Microsystems                           32,800(b)              676,664
Zoran                                          22,353(b,f)            398,330
                                                              ---------------
Total                                                               9,592,792
-----------------------------------------------------------------------------

SOFTWARE (2.8%)
ANSYS                                          18,822(b)              879,741
Aspen Technology                               49,983(b)              557,810
Concur Technologies                            12,000(b)              167,160
Hyperion Solutions                             11,000(b)              364,320
Informatica                                    22,000(b)              322,080
Intergraph                                      3,970(b)              148,319
Macrovision                                     2,669(b)               62,134
Manhattan Associates                           10,800(b)              250,668
Mentor Graphics                                 5,161(b)               74,835
MICROS Systems                                 13,000(b)              622,180
MicroStrategy Cl A                              5,000(b)              456,000
Nuance Communications                          24,340(b)              191,069
OPNET Technologies                             20,000(b)              272,800

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

220   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Small Cap Advantage Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
SOFTWARE (CONT.)
Opsware                                        17,545(b)      $       123,692
Parametric Technology                          12,520(b)              201,697
Quality Systems                                 3,812                 152,861
Sybase                                         25,000(b)              576,750
TIBCO Software                                 49,000(b)              385,140
Transaction Systems
   Architects                                   8,300(b)              275,311
                                                              ---------------
Total                                                               6,084,567
-----------------------------------------------------------------------------

SPECIALTY RETAIL (3.7%)
Asbury Automotive Group                         4,277                  87,636
Blockbuster Cl A                               63,579(b)              253,680
Buckle                                          2,270                  76,953
Cato Cl A                                      35,353                 821,249
Charming Shoppes                               15,000(b)              197,400
Christopher & Banks                            12,000                 292,200
CSK Auto                                       21,000(b)              240,870
Dress Barn                                      7,244(b)              127,857
DSW Cl A                                       12,000(b)              335,880
Finish Line Cl A                                6,128                  68,205
Genesco                                        10,600(b)              291,288
Group 1 Automotive                              5,620                 254,586
GUESS?                                         13,000(b)              530,400
Gymboree                                       14,000(b)              469,700
Lithia Motors Cl A                              2,828                  72,171
Men's Wearhouse                                19,000                 673,550
Pacific Sunwear of California                  19,956(b)              266,612
Pantry                                         12,964(b)              607,493
Payless ShoeSource                             17,000(b)              398,820
Pier 1 Imports                                 20,910                 133,615
Rent-A-Center                                  18,000(b)              487,800
Sonic Automotive                               20,003                 423,063
Talbots                                         5,658                 124,533
Tween Brands                                   14,587(b)              496,833
Zale                                           15,116(b)              404,353
                                                              ---------------
Total                                                               8,136,747
-----------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.6%)
Brown Shoe                                      7,339                 234,481
Deckers Outdoor                                 2,019(b)               82,799
Iconix Brand Group                              4,608(b)               68,291
Kellwood                                        5,890                 161,445
Movado Group                                   24,000                 539,760
Phillips-Van Heusen                            25,600                 989,183
Quiksilver                                     19,000(b)              266,000
Skechers USA Cl A                              20,278(b)              459,094
Steven Madden                                   4,050                 149,243
Stride Rite                                     7,044                  96,855
True Religion Apparel                          20,000(b)              406,000
                                                              ---------------
Total                                                               3,453,151
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
THRIFTS & MORTGAGE FINANCE (2.6%)
Accredited Home
   Lenders Holding                              4,972(b)      $       158,756
Anchor BanCorp Wisconsin                        2,526                  73,810
BankUnited Financial Cl A                      15,000                 386,550
City Bank Lynnwood                              1,093                  55,601
Corus Bankshares                               10,100                 220,281
Doral Financial                                59,110(c)              296,141
Downey Financial                               11,200                 687,568
FirstFed Financial                             14,092(b)              716,719
Flagstar Bancorp                               14,103                 205,058
Fremont General                                 7,083                 101,145
ITLA Capital                                      929                  48,726
Ocwen Financial                                46,725(b)              689,194
TierOne                                        24,400                 832,284
Triad Guaranty                                  8,067(b)              405,528
W Holding                                      56,425(c)              284,946
WSFS Financial                                  9,200                 581,900
                                                              ---------------
Total                                                               5,744,207
-----------------------------------------------------------------------------

TOBACCO (0.1%)
Universal                                       7,598                 293,511
-----------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial
   Technologies                                22,250                 503,072
Interline Brands                               11,000(b)              275,440
Kaman                                          12,500                 223,875
United Rentals                                 10,145(b)              219,741
WESCO Intl                                      5,869(b)              343,337
                                                              ---------------
Total                                                               1,565,465
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Dobson Communications Cl A                     22,000(b)              151,140
Leap Wireless Intl                              9,000(b)              416,340
SBA Communications Cl A                        22,450(b)              577,863
                                                              ---------------
Total                                                               1,145,343
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $204,874,885)                                          $   215,634,238
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (0.7%)
------------------------------------------------------------------------------

ISSUER                     EFFECTIVE        AMOUNT                   VALUE(a)
                             YIELD        PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
BNP Paribas Finance
      09-01-06               5.28%       $  1,100,000         $     1,099,839
Gemini Securitization
      09-01-06               5.27             400,000(e)              399,941
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $1,500,000)                                            $     1,499,780
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $206,374,885)(g)                                       $   217,134,018
=============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   221

RiverSource VP - Small Cap Advantage Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 0.6% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $399,941 or 0.2% of net assets.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                              CONTRACTS
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      Russell 2000 Future, Sept. 2006                                       1

(g) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $207,217,012 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $    21,144,985
      Unrealized depreciation                                     (11,227,979)
      ------------------------------------------------------------------------
      Net unrealized appreciation                             $     9,917,006
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

222   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Small Cap Value Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (92.1%)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.4%)
AAR                                            34,600(b)      $       771,926
Ceradyne                                        9,200(b)              405,444
Orbital Sciences                               66,300(b)            1,199,367
                                                              ---------------
Total                                                               2,376,737
-----------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
EGL                                             9,500(b)              290,415
-----------------------------------------------------------------------------

AIRLINES (1.0%)
Air France-KLM ADR                             56,650(c)            1,555,043
Alaska Air Group                               95,700(b)            3,624,159
Mesa Air Group                                 69,100(b)              545,890
                                                              ---------------
Total                                                               5,725,092
-----------------------------------------------------------------------------

AUTO COMPONENTS (1.9%)
Aftermarket Technology                         10,300(b)              207,854
ArvinMeritor                                   20,300                 301,455
Bandag                                         13,510                 514,191
Lear                                          207,200               4,214,448
Modine Mfg                                      5,500                 128,095
STRATTEC SECURITY                              12,326(b)              493,656
Superior Inds Intl                            189,400(e)            3,202,754
Visteon                                       159,000(b)            1,362,630
                                                              ---------------
Total                                                              10,425,083
-----------------------------------------------------------------------------

BEVERAGES (0.9%)
Coca-Cola Bottling
   Company Consolidated                        81,902               4,799,457
-----------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
BioMarin Pharmaceutical                        65,700(b)            1,093,248
-----------------------------------------------------------------------------

BUILDING PRODUCTS (1.1%)
Royal Group Technologies                      474,300(b,c)          5,454,450
Universal Forest Products                       9,600                 468,096
                                                              ---------------
Total                                                               5,922,546
-----------------------------------------------------------------------------

CAPITAL MARKETS (1.8%)
Knight Capital Group Cl A                     278,300(b)            4,859,118
LaBranche & Co                                 78,500(b,e)            651,550
Oppenheimer Holdings Cl A                     129,730(c)            3,888,008
Piper Jaffray Companies                         4,000(b)              234,320
                                                              ---------------
Total                                                               9,632,996
-----------------------------------------------------------------------------

CHEMICALS (1.8%)
Georgia Gulf                                   15,200                 403,408
Olin                                           27,500                 413,325
Pioneer Companies                              31,700(b)              772,212
PolyOne                                       623,100(b)            5,402,276
Sensient Technologies                          29,200                 587,504
Spartech                                       43,100                 971,043
Stepan                                         24,270                 715,480
Vulcan Intl                                     6,156                 376,286
                                                              ---------------
Total                                                               9,641,534
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
COMMERCIAL BANKS (4.3%)
Bank of Hawaii                                 55,800         $     2,724,156
Boston Private
   Financial Holdings                          66,670               1,664,083
Central Pacific Financial                      11,700                 423,423
Citizens Banking                               39,300                 990,360
City Holding                                   14,000                 551,320
Columbia Banking System                         3,500                 109,480
Community Bank System                          21,700                 474,579
Community Trust Bancorp                         3,700                 142,154
Cullen/Frost Bankers                           46,900               2,765,224
First BanCorp                                  39,800(c)              365,762
First Community Bancorp                        18,800               1,007,868
First Republic Bank                            11,850                 505,047
Greater Bay Bancorp                            37,900               1,079,013
Hanmi Financial                                25,200                 491,904
Independent Bank                               23,431                 588,112
Intl Bancshares                                71,720               2,044,737
Mercantile Bank                                 7,001                 283,681
NBT Bancorp                                     7,100                 165,998
Pacific Capital Bancorp                        21,500                 601,140
Republic Bancorp                               62,580                 809,159
Republic Bancorp Cl A                          76,460               1,663,005
Sterling Bancshares                            39,000                 808,860
Sterling Financial                              7,600                 251,256
Susquehanna Bancshares                         46,500               1,137,855
UCBH Holdings                                  19,600                 355,544
Umpqua Holdings                                43,700               1,196,069
United Community Banks                         10,100                 317,140
                                                              ---------------
Total                                                              23,516,929
-----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (5.3%)
ADESA                                          73,080               1,614,337
BB Holdings                                   411,182(b,c)          1,428,699
Brady Cl A                                    107,100               4,091,220
CBIZ                                           54,300(b)              423,540
Central Parking                                29,300                 487,552
Consolidated Graphics                           2,300(b)              143,014
Ennis                                          35,600                 735,140
Exponent                                       38,760(b)              595,354
GEO Group                                      44,810(b)            2,001,663
IKON Office Solutions                          91,200               1,299,600
John H Harland                                  4,400                 164,384
Mac-Gray                                      543,970(b)            6,391,647
Spherion                                       90,400(b)              675,288
Synagro Technologies                        1,125,509               4,490,780
United Stationers                               7,000(b)              320,810
Viad                                           21,700                 768,831
Waste Inds USA                                104,966               2,486,645
WCA Waste                                     226,658(b)            1,359,948
                                                              ---------------
Total                                                              29,478,452
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (2.2%)
3Com                                        1,131,000(b)      $     5,010,330
Anaren                                         20,600(b)              464,736
CommScope                                      36,300(b)            1,060,323
EMS Technologies                                9,100(b)              166,348
Oplink Communications                          26,400(b)              518,232
Sycamore Networks                              19,000(b)               69,730
UTStarcom                                     591,600(b)            4,857,036
                                                              ---------------
Total                                                              12,146,735
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.8%)
Diebold                                       104,900               4,396,359
Hutchinson Technology                         142,500(b)            2,941,200
Imation                                        46,890               1,858,251
Komag                                          13,100(b)              471,076
Palm                                           24,100(b)              350,896
                                                              ---------------
Total                                                              10,017,782
-----------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
Insituform Technologies Cl A                  169,100(b)            3,880,845
-----------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
Advanta Cl B                                   15,700                 531,602
-----------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.8%)
AptarGroup                                     67,770               3,490,155
Myers Inds                                     38,200                 627,626
                                                              ---------------
Total                                                               4,117,781
-----------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
Audiovox Cl A                                 168,688(b)            2,498,269
-----------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.7%)
Coinmach Service Cl A                         211,570               2,094,543
Coinmach Service Unit                         121,640(g)            2,098,290
CPI                                            20,442                 806,028
Regis                                         114,210               4,190,365
                                                              ---------------
Total                                                               9,189,226
-----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.6%)
Financial Federal                              27,400                 717,880
Medallion Financial                           229,218               2,679,558
PICO Holdings                                 141,150(b)            4,783,574
Prospect Energy                                44,063                 693,992
                                                              ---------------
Total                                                               8,875,004
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Atlantic Tele-Network                          44,855                 824,883
Broadwing                                      51,000(b)              583,950
CT Communications                              39,200                 903,168
Golden Telecom                                 16,600(c)              506,300
IDT                                           137,880(b)            1,909,638
                                                              ---------------
Total                                                               4,727,939
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   223

RiverSource VP - Small Cap Value Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
ELECTRIC UTILITIES (2.0%)
Cleco                                          43,900         $     1,095,744
MGE Energy                                      8,100                 272,241
Otter Tail                                     14,000                 422,100
Reliant Energy                                534,000(b)            7,187,640
Sierra Pacific Resources                       73,300(b)            1,081,175
Unisource Energy                               23,700                 817,887
                                                              ---------------
Total                                                              10,876,787
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.2%)
Encore Wire                                    15,700(b)              589,692
Regal-Beloit                                  127,600               5,507,216
Thomas & Betts                                 12,800(b)              578,048
                                                              ---------------
Total                                                               6,674,956
-----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.4%)
Agilysys                                       12,000                 162,240
Anixter Intl                                    7,100                 386,879
Benchmark Electronics                           5,800(b)              144,652
Coherent                                       12,600(b)              456,876
CTS                                             7,200                 105,840
Ingram Micro Cl A                             163,880(b)            2,949,840
Littelfuse                                    127,300(b)            4,596,803
Mercury Computer Systems                      156,400(b)            1,942,488
MTS Systems                                     2,700                  90,639
Newport                                        54,900(b)              967,887
PAR Technology                                 21,147(b)              195,821
Plexus                                        132,700(b)            2,630,114
SYNNEX                                          8,900(b)              197,847
TTM Technologies                               16,600(b)              213,476
Vishay Intertechnology                        276,100(b)            3,868,161
                                                              ---------------
Total                                                              18,909,563
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
CHC Helicopter Cl A                           163,500(c)            3,647,685
Hornbeck Offshore Services                     10,500(b)              352,905
Maverick Tube                                   3,500(b)              224,945
Oil States Intl                                28,500(b)              910,860
SEACOR Holdings                                 1,800(b)              156,654
Trico Marine Services                          16,500(b)              591,855
                                                              ---------------
Total                                                               5,884,904
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.6%)
Arden Group                                    35,052               4,023,268
Casey's General Stores                        164,080               3,878,851
Great Atlantic & Pacific Tea                   17,300                 396,689
Performance Food Group                         33,200(b)              817,052
Ruddick                                        65,030               1,677,124
Topps                                          29,400                 256,662
Village Super Market Cl A                      47,587               3,109,335
                                                              ---------------
Total                                                              14,158,981
-----------------------------------------------------------------------------

FOOD PRODUCTS (2.7%)
American Dairy                                148,740(b,e)          1,842,889
Darling Intl                                  224,630(b)              927,722
Delta & Pine Land                              26,000               1,051,960
Hines Horticulture                            221,234(b)              433,619
Imperial Sugar                                  7,900                 243,004
Industrias Bachoco ADR                        248,828(c)            5,021,348
J & J Snack Foods                              72,530               2,297,024
Maui Land & Pineapple                           8,690(b)              296,764

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
FOOD PRODUCTS (CONT.)
Omega Protein                                 171,330(b)      $     1,129,065
Zapata                                        221,640(b)            1,500,503
                                                              ---------------
Total                                                              14,743,898
-----------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Laclede Group                                   6,600                 215,094
New Jersey Resources                            5,800                 288,028
Northwest Natural Gas                           6,600                 252,450
Piedmont Natural Gas                           14,100                 367,587
Southern Union                                      1                      26
                                                              ---------------
Total                                                               1,123,185
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.1%)
Greatbatch                                     24,000(b)              587,040
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.8%)
AmSurg                                         12,700(b)              305,689
Emergency Medical
   Services LP Cl A                            82,750(b)            1,307,450
Genesis HealthCare                            134,000(b)            6,102,361
Magellan Health Services                       23,800(b)            1,144,066
Natl Healthcare                                89,755               4,395,302
Owens & Minor                                  64,860               2,086,546
                                                              ---------------
Total                                                              15,341,414
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (5.3%)
Bob Evans Farms                                20,000                 566,800
Canterbury Park Holding                        39,150                 514,823
CBRL Group                                    109,970               4,161,265
Centerplate Unit                               74,130(g)            1,101,572
Frisch's Restaurants                           73,985               1,783,039
Interstate Hotels & Resorts                   312,230(b)            3,244,070
Intl Speedway Cl A                             24,630               1,192,092
Isle of Capri Casinos                          60,240(b)            1,227,691
Jack in the Box                               103,420(b)            4,962,091
Kerzner Intl                                   36,900(b,c)          2,984,103
Lodgian                                       149,300(b)            1,867,743
Luby's                                         13,100(b)              124,581
Ruby Tuesday                                   40,800               1,053,456
Speedway Motorsports                          116,040               4,324,810
                                                              ---------------
Total                                                              29,108,136
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.3%)
Avatar Holdings                                12,100(b)              666,952
California Coastal
  Communities                                 155,810(b)            4,775,577
Champion Enterprises                          376,300(b)            2,566,366
Ethan Allen Interiors                          29,800               1,005,750
Furniture Brands Intl                          52,300(e)            1,001,545
Helen of Troy                                 129,100(b,c)          2,190,827
Hooker Furniture                                7,700                 113,806
Technical Olympic USA                          23,250                 282,720
                                                              ---------------
Total                                                              12,603,543
-----------------------------------------------------------------------------

INSURANCE (3.8%)
21st Century
   Insurance Group                            121,700               1,829,151
Alleghany                                       8,610(b)            2,428,451
American Natl Insurance                        11,000               1,265,440
American Physicians Capital                    14,300(b)              705,419

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
INSURANCE (CONT.)
Argonaut Group                                 11,300(b)      $       347,475
Commerce Group                                 22,600                 673,254
Erie Indemnity Cl A                            15,420                 787,037
Hilb Rogal & Hobbs                             49,760               2,153,115
Infinity Property & Casualty                   11,100                 421,245
LandAmerica
   Financial Group                             16,400               1,037,136
Midland                                        73,103               3,026,464
NYMAGIC                                        22,260                 658,673
Ohio Casualty                                  35,400                 918,630
Presidential Life                               7,800                 183,846
Quanta Capital Holdings                       689,300(b,c)          1,330,349
Unitrin                                        23,250               1,020,210
Wesco Financial                                 4,660               1,959,763
Zenith Natl Insurance                           3,700                 139,860
                                                              ---------------
Total                                                              20,885,518
-----------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (--%)
FTD Group                                      11,700(b)              185,445
-----------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.6%)
Internet Capital Group                         64,100(b)              576,900
RealNetworks                                   32,600(b)              359,578
Stellent                                       12,700                 136,017
United Online                                 126,710               1,453,364
Vignette                                       54,500(b)              753,735
                                                              ---------------
Total                                                               3,279,594
-----------------------------------------------------------------------------

IT SERVICES (2.0%)
Cass Information Systems                       81,535               4,327,878
Ciber                                          32,700(b)              216,147
CSG Systems Intl                               12,400(b)              333,808
MAXIMUS                                       126,600               3,370,092
MPS Group                                      70,100(b)              985,606
Perot Systems Cl A                             48,400(b)              695,024
Sykes Enterprises                              57,900(b)            1,164,369
                                                              ---------------
Total                                                              11,092,924
-----------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.9%)
Arctic Cat                                     18,500                 307,655
Brunswick                                      98,400               2,824,080
Callaway Golf                                  98,940               1,326,785
Head                                          139,000(b,c)            492,755
                                                              ---------------
Total                                                               4,951,275
-----------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.2%)
Albany Molecular Research                      34,800(b)              341,040
Molecular Devices                              29,500(b)              708,295
                                                              ---------------
Total                                                               1,049,335
-----------------------------------------------------------------------------

MACHINERY (4.2%)
American Science
   & Engineering                               14,080(b)              647,117
EnPro Inds                                     26,000(b)              817,440
Flowserve                                      76,200(b)            3,896,868
FreightCar America                             10,300                 599,460
Harsco                                         50,500               4,017,780
IDEX                                           82,900               3,480,971
Kaydon                                        126,000               4,801,860
Mueller Inds                                    3,000                 114,960

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

224   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Small Cap Value Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
MACHINERY (CONT.)
Navistar Intl                                  39,500(b)      $       906,130
Terex                                          90,200(b)            3,962,486
                                                              ---------------
Total                                                              23,245,072
-----------------------------------------------------------------------------

MARINE (0.5%)
Kirby                                          98,900(b)            2,900,737
-----------------------------------------------------------------------------

MEDIA (2.1%)
Belo Cl A                                      41,800                 681,340
Citadel Broadcasting                           14,800                 136,012
Lee Enterprises                                 9,600                 237,696
Media General Cl A                             26,500               1,041,980
Meredith                                       61,240               2,899,102
RCN                                            21,100(b)              545,857
Valassis Communications                       205,700(b)            4,056,404
Value Line                                     35,132               1,591,128
Westwood One                                   17,200                 126,076
                                                              ---------------
Total                                                              11,315,595
-----------------------------------------------------------------------------

METALS & MINING (2.9%)
AK Steel Holding                              581,700(b)            7,335,237
AM Castle & Co                                 14,400                 406,944
Century Aluminum                              112,700(b)            3,911,817
Cleveland-Cliffs                                4,800                 175,056
Gibraltar Inds                                  7,500                 181,500
Quanex                                         22,450                 770,709
Steel Dynamics                                 18,400                 971,336
Stillwater Mining                             222,800(b)            2,101,004
                                                              ---------------
Total                                                              15,853,603
-----------------------------------------------------------------------------

MULTILINE RETAIL (1.8%)
99 Cents Only Stores                           22,900(b)              260,144
Conn's                                         23,800(b)              474,810
Dillard's Cl A                                193,700               6,039,566
Dollar General                                247,300               3,180,278
                                                              ---------------
Total                                                               9,954,798
-----------------------------------------------------------------------------

MULTI-UTILITIES (0.1%)
CH Energy Group                                 6,100                 299,632
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.0%)
Callon Petroleum                               32,400(b)              501,228
Chaparral Resources                           300,000(b)            1,719,000
Chesapeake Energy                             119,800               3,782,086
Cimarex Energy                                  3,687                 141,212
Encore Acquisition                            113,100(b)            3,059,355
Evolution Petroleum                           191,030(b)              580,731
Harvest Natural Resources                      71,300(b)              911,927
Holly                                           5,600                 256,592
Houston Exploration                            42,480(b)            2,725,092
St. Mary Land & Exploration                     5,400                 220,320
TC Pipelines LP                                37,240               1,232,644
USEC                                          122,000               1,233,420
                                                              ---------------
Total                                                              16,363,607
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Domtar                                        708,000(c)            4,524,120
Schweitzer-Mauduit Intl                         7,600                 144,400
                                                              ---------------
Total                                                               4,668,520
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
PERSONAL PRODUCTS (--%)
Prestige Brands Holdings                       10,300(b)      $       103,206
-----------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Alpharma Cl A                                  32,500                 680,550
Sciele Pharma                                  14,600(b)              255,500
                                                              ---------------
Total                                                                 936,050
-----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.6%)
Arbor Realty Trust                             26,000                 653,900
Ashford Hospitality Trust                      40,100                 479,997
Capital Trust Cl A                              4,300                 168,775
Cedar Shopping Centers                         10,100                 155,338
CentraCore Properties Trust                     6,600                 188,892
Deerfield Triarc Capital                       24,100                 319,566
DiamondRock Hospitality                        21,200                 356,160
Entertainment
  Properties Trust                             19,800                 987,228
Equity One                                     47,100               1,184,565
Extra Space Storage                            20,600                 360,500
FelCor Lodging Trust                           50,100               1,074,645
Glenborough Realty Trust                        5,200                 134,212
Highland Hospitality                           74,300               1,023,111
Inland Real Estate                             42,900                 692,835
Innkeepers USA Trust                           64,500               1,068,120
Investors Real Estate Trust                    26,200                 250,734
Kite Realty Group Trust                        16,000                 260,640
LaSalle Hotel Properties                       25,700               1,129,258
Natl Health Investors                           6,500                 177,710
Natl Retail Properties                         51,300               1,140,912
New Century Financial                           4,200                 162,582
Omega Healthcare Investors                     41,900                 618,863
Redwood Trust                                   3,100                 150,784
Spirit Finance                                 96,700               1,097,545
Winston Hotels                                 52,000                 619,320
                                                              ---------------
Total                                                              14,456,192
-----------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
Gyrodyne Company
  of America                                   25,237(b)            1,200,650
MI Developments Cl A                          100,500(c,e)          3,445,140
Wellsford Real Properties                      50,300                 344,555
                                                              ---------------
Total                                                               4,990,345
-----------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Covenant Transport Cl A                        72,000(b)              947,520
Dollar Thrifty
  Automotive Group                             11,800(b)              503,624
Laidlaw Intl                                  158,700               4,284,900
Saia                                           33,400(b)            1,027,050
                                                              ---------------
Total                                                               6,763,094
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Asyst Technologies                             69,000(b)              516,810
Cirrus Logic                                   80,300(b)              587,796
Integrated Silicon Solution                   182,800(b)              952,388
Power Integrations                             32,800(b)              603,684
Spansion Cl A                                 332,100(b,e)          5,708,799
TriQuint Semiconductor                        830,587(b)            4,094,794
Zoran                                           5,600(b)               99,792
                                                              ---------------
Total                                                              12,564,063
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
SOFTWARE (2.1%)
Intergraph                                     24,500(b)      $       915,320
Lawson Software                               107,800(b)              717,948
Mentor Graphics                               321,700(b)            4,664,650
Reynolds & Reynolds Cl A                      135,300               5,190,108
Ulticom                                        13,800(b)              148,212
                                                              ---------------
Total                                                              11,636,238
-----------------------------------------------------------------------------

SPECIALTY RETAIL (2.2%)
Asbury Automotive Group                        16,300                 333,987
Barnes & Noble                                 91,870               3,340,393
Dress Barn                                     11,800(b)              208,270
Group 1 Automotive                             15,600                 706,680
Guitar Center                                  64,500(b)            2,444,550
Haverty Furniture Companies                    29,200                 410,260
Men's Wearhouse                               117,050               4,149,423
Sonic Automotive                               20,600                 435,690
                                                              ---------------
Total                                                              12,029,253
-----------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Deckers Outdoor                                 3,100(b)              127,131
Kellwood                                        4,100                 112,381
K-Swiss Cl A                                   34,300                 943,593
Lazare Kaplan Intl                            125,510(b)            1,208,661
Perry Ellis Intl                               58,728(b)            1,583,307
Wolverine World Wide                            3,400                  85,782
                                                              ---------------
Total                                                               4,060,855
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.4%)
Astoria Financial                             130,510               4,006,657
BankAtlantic Bancorp Cl A                      85,350               1,200,875
BankUnited Financial Cl A                      23,400                 603,018
BFC Financial Cl A                            305,372(b)            1,682,600
Corus Bankshares                               41,000(e)              894,210
Federal Agricultural Mtge Cl C                  4,600                 129,030
First Financial Holdings                        4,500                 155,430
First Niagara Financial Group                  40,667                 608,378
FirstFed Financial                             18,500(b)              940,910
Fremont General                                53,000                 756,840
ITLA Capital                                    3,900                 204,555
Ocwen Financial                                46,600(b)              687,350
Provident Financial Services                    9,400                 175,310
TierOne                                        24,300                 828,873
Willow Grove Bancorp                           17,200                 282,424
                                                              ---------------
Total                                                              13,156,460
-----------------------------------------------------------------------------

TOBACCO (--%)
Vector Group                                    8,025                 138,592
-----------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.2%)
Applied Industrial
  Technologies                                 34,800                 786,828
BlueLinx Holdings                              42,200                 446,054
Lawson Products                                50,520               1,950,072
NuCO2                                         122,880(b)            3,348,480
                                                              ---------------
Total                                                               6,531,434
-----------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (--%)
Sea Containers Cl A                            61,000(c,e)            139,080
-----------------------------------------------------------------------------

WATER UTILITIES (0.5%)
SJW                                            89,480               2,715,718
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT   225

RiverSource VP - Small Cap Value Fund

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
WIRELESS TELECOMMUNICATION SERVICES (--%)
USA Mobility                                    7,200         $       164,520
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $476,327,195)                                          $   505,330,834
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
OTHER (--%)
------------------------------------------------------------------------------

ISSUER                                         SHARES                VALUE(a)
Air France ADR
   Warrants                                    51,500(b,c,h)  $       126,175
-----------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                   $       126,175
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
SHORT-TERM SECURITIES (9.8%)(f)
-----------------------------------------------------------------------------

ISSUER                     EFFECTIVE          AMOUNT                 VALUE(a)
                             YIELD          PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER
Barton Capital
     09-06-06                5.25%         $  9,000,000(d)    $     8,992,125
Chesham Finance LLC
     09-01-06                5.28            12,300,000            12,298,196
Deer Valley Funding LLC
     09-14-06                5.29             3,000,000             2,993,840
Deutsche Bank
     09-05-06                5.25             8,000,000             7,994,167

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (CONTINUED)
------------------------------------------------------------------------------

ISSUER                     EFFECTIVE          AMOUNT                 VALUE(a)
                             YIELD          PAYABLE AT
                                             MATURITY
COMMERCIAL PAPER (CONT.)
Ebury Finance LLC
     09-01-06                   5.31%      $  8,700,000       $     8,698,717
Park Granada LLC
     09-01-06                   5.29         12,900,000(d)         12,898,104
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $53,883,051)                                           $    53,875,149
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $530,210,246)(i)                                       $   559,332,158
=============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2006, the value of foreign securities represented 6.8% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $21,890,229 or 4.0% of net assets.

(e) At Aug. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 2.0% of net assets. See Note 6 to the financial statements. 7.8% of net assets is the Fund's cash equivalent position.

(g) An Income Deposit Security (IDS) also known as an enhanced income security (EIS), is an exchange-traded security composed of both an issuer's common shares and its subordinated notes. The holder of the IDS may receive dividends from the common stock and interest income from the debt instrument.

(h) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2006, is as follows:

      SECURITY                     ACQUISITION                            COST
                                      DATES
      ------------------------------------------------------------------------
      Air France ADR
         Warrants                    05-05-04                              $--

(i) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $530,719,365 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $  56,569,572
      Unrealized depreciation                                     (27,956,779)
      ------------------------------------------------------------------------
      Net unrealized appreciation                               $  28,612,793
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

226   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

Item 23. Exhibits

(a)(1) Articles of Incorporation dated May 9, 2001, filed electronically as Exhibit (a) to Registrant's Initial Registration Statement, filed on May 21, 2001, is incorporated by reference.

(a)(2) Articles of Amendment to Articles of Incorporation, dated November 14, 2002, filed electronically on or about Oct. 28, 2003 as Exhibit
         (a)(2) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-61346 is incorporated by reference.

(a)(3) Articles of Amendment to the Articles of Incorporation, dated April 21, 2006, filed electronically on or about Aug. 25, 2006 as Exhibit
         (a)(3) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(b) By-laws as amended April 13, 2006, are filed electronically herewith as Exhibit (b) to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 333-61346.

(c) Stock Certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about Aug. 25, 2006 as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(2) Subadvisory Agreement between American Express Financial Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically as Exhibit (d)(19) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(3) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Donald Smith & Co., Inc. filed electronically on or about May 24, 2006 as Exhibit (d)(25) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(4) Subadvisory Agreement between American Express Financial Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically as Exhibit (d)(20) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(5) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Barrow, Hanley, Mewhinney & Strauss, Inc., filed electronically on or about May 24, 2006 as Exhibit (d)(27) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(6) Subadvisory Agreement between American Express Financial Corporation and Franklin Portfolio Associates LLC, dated March 12, 2004, filed electronically as Exhibit (d)(21) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(7) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Franklin Portfolio Associates LLC filed electronically on or about May 24, 2006 as Exhibit (d)(29) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(8) Subadvisory Agreement, dated March 1, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about April 21, 2006 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(9) Amendment One to Subadvisory Agreement, dated April 24, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about May 24, 2006 as Exhibit (d)(3) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852.

(d)(10) Subadvisory Agreement, dated April 24, 2006, between River Road Asset Management, LLC and RiverSource Investments, LLC filed electronically on or about Aug. 25, 2006 as Exhibit (d)(13) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(11) Subadvisory Agreement, dated Sept. 24, 2006, between WEDGE Capital Management L.L.P. and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d)(11) to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 333-61346.

(d)(12) Subadvisory Agreement, dated Sept. 24, 2006, between Systematic Financial Management, L.P. and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 333-61346.

(e) Distribution Agreement, effective May 1, 2006, amended and restated Sept. 14, 2006, between Registrant and IDS Life Insurance Company is filed electronically herewith as Exhibit (e) to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 333-61346.

(f)      Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, as amended Sept. 14, 2006, between Registrant and Ameriprise Trust Company is filed electronically herewith as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 333-61346.

(g)(2) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 25, 1999 is incorporated by reference.

(g)(3) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc.

         Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Board Services Corporation Agreement, dated Jan. 11, 2006, between RiverSource Funds and Board Services Corporation filed electronically on or about March 29, 2006 as Exhibit (h)(1) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 35 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(2) Administrative Services Agreement, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Financial, Inc. filed electronically on or about May 24, 2006 as Exhibit (h)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(h)(3) Transfer Agency and Servicing Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Service Corporation filed electronically on or about Aug. 25, 2006 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, as amended Sept. 1, 2006, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc. and the RiverSource Funds filed electronically on or about Oct. 26, 2006 as Exhibit (h)(9) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 62 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(5) License Agreement, amended and restated, dated May 1, 2006, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about May 24, 2006 as Exhibit (h)(5) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution, amended and restated, dated May 1, 2006, between Registrant and IDS Life Insurance Company filed electronically on or about Aug. 25, 2006 as Exhibit (m) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(n)      Rule 18f - 3 Plan: Not applicable.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-93745, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Jan. 2006 and April 2006, filed electronically on or about June 27, 2006 as Exhibit (p)(2) to RiverSource Short Term Investments Series, Inc. Registration Statement No. 811-21914 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for RiverSource Variable Portfolio - Fundamental Value and RiverSource Fundamental Value Funds' Subadviser Davis Selected Advisers, L.P., as amended effective Feb. 1, 2005, filed electronically on or about April 21, 2006, as Exhibit (p)(8) to AXP Variable Portfolio - Partners Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Value and RiverSource Variable Portfolio - Small Cap Value Funds' Subadviser Donald Smith & Co., Inc., adopted Jan. 1, 2005, filed electronically on or about May 24, 2006 as Exhibit (p)(10) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Value and RiverSource Variable Portfolio - Small Cap Value Funds' Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Dec. 2005, filed electronically on or about July 25, 2006 as Exhibit
         (p)(11) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Value and RiverSource Variable Portfolio - Small Cap Value Funds' Subadviser Franklin Portfolio, dated Feb. 2006, filed electronically on or about July 25, 2006 as Exhibit (p)(12) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(7) Code of Ethics adopted under Rule 17j-1 for RiverSource Variable Portfolio - Small Cap Value Fund's Subadviser River Road Asset Management, LLC, dated July 1, 2005, filed electronically on or about Aug. 25, 2006 as Exhibit (p)(8) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(q)(1) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated April 12, 2006, filed electronically on or about April 21, 2006 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(q)(2) Officers Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 2, filed on or about Aug. 29, 2002, is incorporated by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant

          IDS Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial owndership of all shares of the fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (RiverSource Investments, LLC.)

Directors and officers of RiverSource Investments, LLC. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise Life Insurance                              Anti-Money Laundering
                               Company                                                         Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Anti-Money Laundering

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

Ward D. Armstrong              Ameriprise Express Asset                                        Director
Director and Senior            Management International Inc.
Vice President

                               Ameriprise Financial Inc.                                       Senior Vice President -
                                                                                               Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

John M. Baker                  Ameriprise Financial Inc.                                       Vice President - Plan Sponsor
Vice President                                                                                 Services

                               Ameriprise Financial                                            Vice President - Chief Client
                               Services Inc.                                                   Service Officer

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Dimitris Bertsimas             None                                                            None
Vice President and Senior
Portfolio Manager

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Treasurer
                               Advisory Capital Strategies                                     Treasurer
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Centurion Life                                         Vice President and Treasurer
                               Assurance Company

                               American Enterprise Life                                        Vice President and Treasurer
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Kentucky Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Maryland Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Pennsylvania Inc.

                               American Partners Life                                          Vice President and Treasurer
                               Insurance Company

                               Ameriprise Auto & Home Insurance                                Treasurer
                               Agency Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               Ameriprise Financial Inc.                                       Executive Vice President and
                                                                                               Chief Financial

                               Ameriprise Financial                                            Director
                               Services Inc.

                               Ameriprise Insurance Company                                    Treasurer

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments Inc.

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Centurion Life                                         Senior Vice President - Corporate Tax
                               Assurance Company

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise Life                                        Senior Vice President - Corporate Tax
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               American Partners Life                                          Senior Vice President - Corporate Tax
                               Insurance Company

                               Ameriprise Financial Inc.                                       Senior Vice President - Corporate Tax

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               Ameriprise Insurance Company                                    Senior Vice President - Corporate Tax

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               IDS Life Insurance Company                                      Senior Vice President - Corporate Tax

                               IDS Life Insurance Company of                                   Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kevin J. Callahan              None                                                            None
Vice President

Ted S. Dryden                  Ameriprise Certificate Company                                  Chief Compliance Officer
Acting Chief Compliance
Officer                        Kenwood Capital Management LLC                                  Acting Chief Compliance Officer

Robert D. Ewing                Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

Peter A. Gallus                Advisory Capital Partners LLC                                   President, Chief Operating Officer
Senior Vice President,                                                                         and Chief Compliance Officer
Chief Operating Officer
and Assistant Treasurer        Advisory Capital Strategies                                     Director, President, Chief Operating
                               Group Inc.                                                      Officer and Chief Compliance Officer

                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Ameriprise Financial Inc.                                       Vice President - Investment
                                                                                               Administration

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               IDS Capital Holdings Inc.                                       Vice President and Controller

                               Kenwood Capital Management LLC                                  Manager

Jim Hamalainen                 American Centurion Life Assurance Company                       Vice President - Investments
Vice President - Asset
Liability Management           American Enterprise Life Insurance Company                      Vice President - Investments

                               American Partners Life Insurance Company                        Vice President - Investments

                               Ameriprise Financial Inc.                                       Assistant Treasurer

                               IDS Life Insurance Company                                      Vice President - Investments

                               IDS Life Insurance Company of New York                          Vice President - Investments

James C. Jackson               None                                                            None
Vice President and Senior
Portfolio Manager

Christopher P. Keating         Ameriprise Trust Company                                        Director
Head of Institutional Sales,
Client Service and
Consultant Relationships

Michelle M. Keeley             American Centurion Life                                         Vice President-Investments
Director and Executive Vice    Assurance Company
President - Equity and
Fixed Income                   American Enterprise Life                                        Vice President-Investments
                               Insurance Company

                               American Express                                                Director
                               Asset Management
                               International Inc.

                               American Partners Life                                          Vice President-Investments
                               Insurance Company

                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Financial Inc.                                       Executive Vice President-Equity and
                                                                                               Fixed Income

                               Ameriprise Financial                                            Executive Vice President-Equity and
                               Services Inc.                                                   Fixed Income

                               Ameriprise Insurance Company                                    Vice President-Investments

                               AMEX Assurance Company                                          Vice President-Investments

                               IDS Life Insurance Company                                      Vice President-Investments

                               IDS Property Casualty Insurance                                 Vice President-Investments
                               Company

                               Kenwood Capital Management LLC                                  Manager

Brian J. McGrane               Advisory Capital Partners LLC                                   Vice President and Chief Financial
Vice President and                                                                             Officer
Chief Financial Officer        Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Enterprise Life                                        Director, Executive Vice President
                               Life Insurance Company                                          and Chief Financial Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Financial Inc.                                       Senior Vice President and Lead
                                                                                               Financial Officer Finance

                               Ameriprise Financial                                            Vice President and Lead
                               Services Inc.                                                   Financial Officer Finance

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               IDS Life Insurance Company                                      Director, Executive Vice President
                                                                                               and Chief Financial Officer

Thomas R. Moore                American Centurion Life                                         Secretary
Secretary                      Assurance Company

                               American Enterprise Investment                                  Secretary
                               Services Inc.

                               American Enterprise Life                                        Secretary
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Secretary

                               American Express Insurance                                      Secretary
                               Agency of Alabama Inc.

                               American Express Insurance                                      Secretary
                               Agency of Arizona Inc.

                               American Express Insurance                                      Secretary
                               Agency of Idaho Inc.

                               American Express Insurance                                      Secretary
                               Agency of Maryland Inc.

                               American Express Insurance                                      Secretary
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Secretary
                               Agency of Nevada Inc.

                               American Express Insurance                                      Secretary
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Secretary
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Secretary
                               Agency of Wyoming Inc.

                               American Partners Life                                          Secretary
                               Insurance Company

                               Ameriprise Financial Inc.                                       Secretary

                               Ameriprise Financial                                            Secretary
                               Services Inc.

                               Ameriprise Trust Company                                        Secretary

                               IDS Cable Corporation                                           Secretary

                               IDS Cable II Corporation                                        Secretary

                               IDS Capital Holdings Inc.                                       Secretary

                               IDS Life Insurance Company                                      Secretary

                               IDS Life Insurance Company                                      Secretary
                               of New York

                               IDS Management Corporation                                      Secretary

                               IDS Realty Corporation                                          Secretary

                               IDS REO 1 LLC                                                   Secretary

                               IDS REO 2 LLC                                                   Secretary

                               Investors Syndicate                                             Secretary
                               Development Corporation

                               RiverSource Distributors Inc.                                   Secretary

                               RiverSource Service Corporation                                 Secretary

                               RiverSource Tax Advantaged                                      Secretary
                               Investments Inc.

Thomas W. Murphy               American Centurion Life                                         Vice President - Investments
Vice President and Senior      Assurance Company
Sector Manager
                               American Enterprise Life                                        Vice President - Investments
                               Insurance Company

                               American Partners Life                                          Vice President - Investments
                               Insurance Company

                               Ameriprise Certificate Company                                  Vice President - Investments

                               Ameriprise Insurance Company                                    Vice President - Investments

                               AMEX Assurance Company                                          Vice President - Investments

                               IDS Life Insurance Company                                      Vice President - Investments

                               IDS Life Insurance Company                                      Vice President - Investments
                               of New York

                               IDS Property Casualty                                           Vice President - Investments
                               Insurance Company

Patrick T. Olk                 None                                                            None
Vice President

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise Life                                        Deputy Anti-Money Laundering
                               Insurance Company                                               Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               American Partners Life Insurance                                Deputy Anti-Money Laundering
                               Company                                                         Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Jennifer L. Ponce De Leon      None                                                            None
Vice President and Senior
Sector Manager High Yield

Warren E. Spitz                None                                                            None
Vice President and Senior
Portfolio Manager

Nainoor C. "Nick" Thakore      Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group, Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President, Chairman of the     Group Inc.
Board and Chief Investment
Officer                        American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Certificate Company                                  Director, President and Chief
                                                                                               Executive Officer

                               Ameriprise Financial Inc.                                       President - U.S. Asset Management
                                                                                               and Chief Investment Officer

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               RiverSource Distributors, Inc.                                  Director

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27.      Principal Underwriters

              (a) Not Applicable.
              (b) Not Applicable.
              (c) Not Applicable.

Item 28.      Location of Accounts and Records

              Ameriprise Financial, Inc.
              70100 Ameriprise Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                  SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 26th day of Oct., 2006.

RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC.

By       /s/ William F. Truscott
         -----------------------------
             William F. Truscott
             President


By       /s/ Jeffrey P. Fox
         ------------------
             Jeffrey P. Fox
             Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of Oct., 2006.

Signature                           Capacity

/s/      Arne H. Carlson*           Chair of the Board
------------------------------
         Arne H. Carlson

/s/      Kathleen A. Blatz*         Director
-------------------------------
         Kathleen A. Blatz

/s/      Patricia M. Flynn*         Director
-------------------------------
         Patricia M. Flynn

/s/      Anne P. Jones*             Director
----------------------------
         Anne P. Jones

/s/      Jeffrey Laikind*           Director
---------------------------
         Jeffrey Laikind

/s/      Stephen R. Lewis, Jr.*     Director
--------------------------------
         Stephen R. Lewis, Jr.

/s/      Catherine James Paglia*    Director
---------------------------------
         Catherine James Paglia

/s/      Vikki L. Pryor*            Director
--------------------------------
         Vikki L. Pryor

/s/      Alison Taunton-Rigby*      Director
--------------------------------
         Alison Taunton-Rigby

/s/      William F. Truscott*       Director
--------------------------------
         William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated April 12, 2006, filed electronically on or about April 21, 2006 as Exhibit
         (q)(1) to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-61346, by:


/s/      Leslie L. Ogg
         ----------------------
         Leslie L. Ogg

               CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 18
                    TO REGISTRATION STATEMENT NO. 333-61346


This Post-Effective Amendment to the Registration Statement contains the following papers and documents:

The facing sheet.

Part A.

         The prospectus.
Part B.

         Statement of Additional Information.
         Financial Statements.
Part C.

         Other information.

The signatures.